As filed with the Securities and Exchange Commission on April 18, 1997.

                                                               File No. 33-73738
                                                               File No. 811-8260

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |_|
     Pre-Effective Amendment No.                                    |_|
     Post-Effective Amendment No. 6                                 |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |_|
     Amendment No. 7                                                |X|

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (319) 352-4090

                            Barbara L. Secor, Esquire
                                2000 Heritage Way
                               Waverly, Iowa 50677
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box) |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X|  on May 1, 1997  pursuant to paragraph (b) of Rule 485
     |_|  60 days after filing pursuant  to  paragraph  (a)(i) of Rule 485
     |_|  on  pursuant  to  paragraph (a)(i) of Rule 485
     |_|  75 days after filing  pursuant to paragraph  (a)(ii)
     |_|  on pursuant to paragraph (a)(ii) of Rule 485

Pursuant to Rule 24f-2, Registrant registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 18 , 1997.

The index to attached exhibits is found following the signature pages after page C-12.

===============================================================================

                              Cross Reference Sheet
                       Pursuant to Rules 481(a) and 495(a)

Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4

PART A
Item of Form N-4                                     Prospectus Caption
 1.      Cover Page                                  Cover Page

 2.      Definitions                                 DEFINITIONS

 3.      Synopsis                                    EXPENSE TABLES; SUMMARY

 4.      Condensed Financial Information             CONDENSED FINANCIAL INFORMATION; YIELDS AND TOTAL RETURNS

 5.      General

         (a)  Depositor                              CUNA MUTUAL LIFE INSURANCE COMPANY
         (b)  Registrant                             CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         (c)  Portfolio Company                      Ultra  Series  Fund;  T.  Rowe  Price  International  Series,  Inc.;  MFS(R)
                                                     Variable   Insurance   TrustSM;   Oppenheimer   Variable   Account  Funds,
                                                     Templeton Variable Products Series Fund, Availability of Funds
         (d)  Fund Prospectus                        Ultra  Series  Fund;  T.  Rowe  Price  International  Series,  Inc.;  MFS(R)
                                                     Variable   Insurance   TrustSM;   Oppenheimer   Variable   Account  Funds,
                                                     Templeton Variable Products Series Fund ,Availability of Funds
         (e)  Voting Rights                          VOTING RIGHTS
         (f)  Administrators                         N/A

 6.      Deductions and Expenses

         (a)  General                                CHARGES AND DEDUCTIONS
         (b)  Sales Load                             CHARGES AND DEDUCTIONS; SUMMARY
         (c)  Special Purchase Plan                  DESCRIPTION OF THE CONTRACT:  Purchase Payments; Transfer Privileges
         (d)  Commissions                            DISTRIBUTION OF THE CONTRACTS
         (e)  Expenses - Registrant                  CHARGES AND DEDUCTIONS
         (f)  Fund Expenses                          CHARGES AND DEDUCTIONS
         (g)  Organizational Expenses                N/A

7.       Contracts

         (a) Persons with Rights                     SUMMARY; Addition, Deletion
                                                     or      Substitution     of
                                                     Investments; DESCRIPTION OF
                                                     THE    CONTRACT;    Payment
                                                     Options;   VOTING   RIGHTS;
                                                     Death  Benefit  Before  the
                                                     Annuity Date; Death Benefit
                                                     After  the  Annuity   Date;
                                                     Modification;  Election  of
                                                     Annuity Payment Options
         (b)(i)Allocation of Purchase Payments       SUMMARY;  Purchase  Payments;  Free-Look  Period;  Allocation  of Purchase
                                                     Payments
             (ii)Transfers                           SUMMARY; Transfer Privileges
             (iii)Exchanges                          Transfers, Assignments or Exchange of a Contract
         (c)  Changes                                Additions,  Deletions or Substitutions of Investments;  DESCRIPTION OF THE
                                                     CONTRACT; Modification
         (d)  Inquiries                              Cover page; Inquiries

 8.      Annuity Period                              SUMMARY; ANNUITY PAYMENT OPTIONS

 9.      Death Benefit                               Death  Benefit  Before the Annuity  Date;  Death Benefit After the Annuity
                                                     Date
10.      Purchases and Contract Value

         (a)  Purchases                              SUMMARY;  Issuance of a Contract;  Purchase  Payments;  Free Look  Period;
                                                     Allocation  of  Purchase  Payments;   Variable  Contract  Value;  Transfer
                                                     Privileges
         (b)  Valuation                              DEFINITIONS; Variable Contract Value
         (c)  Daily Calculation                      DEFINITIONS; Variable Contract Value
         (d)  Underwriter                            Issuance of a Contract; Distribution of the Contracts

11.      Redemptions

         (a)  By Owners                              SUMMARY; Transfer Privilege;  Surrenders and Partial Withdrawals;  Partial
                                                     Withdrawals;        Annuity
                                                     Payments   on  the  Annuity
                                                     Date;   Payments;   ANNUITY
                                                     PAYMENT  OPTIONS;   FEDERAL
                                                     TAX MATTERS
              By Annuitant                           SUMMARY;   Transfer   Privilege;   Surrenders  and  Partial   Withdrawals;
                                                     Proceeds on the Annuity Date; Payments;  ANNUITY PAYMENT OPTIONS;  FEDERAL
                                                     TAX MATTERS
         (b)  Texas ORP                              N/A
         (c)  Check Delay                            Payments
         (d)  Lapse                                  Contract Loans
         (e)  Free Look                              SUMMARY; Free Look Period

12.      Taxes                                       SUMMARY; FEDERAL TAX MATTERS

13.      Legal Proceedings                           LEGAL PROCEEDINGS

14.      Table of Contents for the
         Statement of Additional Information         Statement of Additional Information Table of Contents





PART B
Item of Form N-4                                     Part B Caption

15.      Cover Page                                  Cover Page

16.      Table of Contents                           Table of Contents

17.      General Information and History             N/A

18.      Services

         (a)  Fees and Expenses of Registrant        CHARGES AND DEDUCTIONS (prospectus)
         (b)  Management Contracts                   Termination of Participation Agreements
         (c)  Custodian                              N/A
                Independent Public Accountant        Experts
         (d)  Assets of Registrant                   CUNA Mutual Life Variable Annuity Account (prospectus)
         (e)  Affiliated Persons                     CUNA MUTUAL LIFE INSURANCE COMPANY (prospectus)
         (f)  Principal Underwriter                  Distribution of the Contracts (prospectus)

19.      Purchase of Securities Being Offered        Distribution of the Contracts (prospectus)
         Offering Sales Load                         N/A

20.      Underwriters                                Distribution of the Contracts (prospectus)

21.      Calculation of Performance Data             Calculation  of  Yields  and  Total  Returns;  YIELDS  AND  TOTAL  RETURNS
                                                     (prospectus)

22.      Annuity Payments                            Variable Annuity Payments; ANNUITY PAYMENT OPTIONS (prospectus)

23.      Financial Statements                        FINANCIAL STATEMENTS





PART C -- OTHER INFORMATION
Item of Form N-4                                     Part C Caption

24.      Financial Statements and Exhibits           Financial Statements and Exhibits
         (a)  Financial Statements                   (a)  Financial Statements
         (b)  Exhibits                               (b)  Exhibits

25.      Directors and Officers of the Depositor     Directors and Officers of CUNA Mutual Life Insurance Company

26.      Persons Controlled By or Under Common
         Control with the Depositor or Registrant    Persons  Controlled  By or Under  Common  Control  with the  Depositor  or
                                                     Registrant

27.      Number of Contractowners                    Number of Owners

28.      Indemnification                             Indemnification

29.      Principal Underwriters                      Principal Underwriter

30.      Location of Accounts and Records            Location of Books and Records

31.      Management Services                         Management Services

32.      Undertakings                                Undertakings and Representations
         Signature Page                              Signatures


                                                       PART A

                                                     PROSPECTUS

CUNA MUTUAL LIFE INSURANCE COMPANY                                    PROSPECTUS
2000 Heritage Way, Waverly, Iowa  50677
(319) 352-4090        (800) 798-5500                                 May 1, 1997


This Prospectus describes the individual flexible premium deferred variable annuity contract, (the "Contract") being offered by CUNA Mutual Life Insurance Company (the "Company"). The Contract may be sold to or in connection with retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code of 1986, as amended (the "Code").

Purchase payments and Contract Values are allocated, as designated by the Owner, to one or more of the Subaccounts of the CUNA Mutual Life Variable Annuity Account (the "Variable Account"), or to the Guaranteed Interest Option, or to both. The assets of each Subaccount will be invested solely in a corresponding portfolio of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM ("MFS Variable Insurance Trust"), Oppenheimer
Variable Account Funds or Templeton Variable Products Series Fund. The accompanying prospectus for the Ultra Series Fund describes its portfolios or Funds -- the Capital Appreciation Stock Fund, the Growth and Income Stock Fund, the Balanced Fund, the Bond Fund and the Money Market Fund. The accompanying prospectus for T. Rowe Price International Series, Inc. describes its International Stock Portfolio. The accompanying prospectus for MFS Variable Insurance Trust describes its MFS(R) World Governments SeriesSM ("MFS World Governments Series") and MFS(R) Emerging Growth Series SM ("MFS Emerging Growth Series"). The accompanying prospectus for Oppenheimer Variable Account Funds describes its Oppenheimer High Income Fund. The accompanying prospectus for Templeton Variable Products Series Fund describes its Templeton Developing Markets Fund: Class 2. The Contract Value of the Contracts prior to the Annuity Date, except for amounts in the Guaranteed Interest Option, will vary according to the investment performance of the portfolios or Funds in which the selected Subaccounts are invested. The Owner bears the entire investment risk on amounts allocated to the Variable Account.

This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. Additional information about the Contract and the Variable Account is contained in the Statement of Additional Information which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents for the Statement of Additional information is on page 37 of this Prospectus. You may obtain a copy of the Statement of Additional Information (dated May 1, 1997, as supplemented from time to time) free of charge by writing to or calling the Company at the address or telephone number shown above.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE ULTRA SERIES FUND, T. ROWE PRICE INTERNATIONAL SERIES, INC., MFS VARIABLE INSURANCE TRUST, OPPENHEIMER VARIABLE ACCOUNT FUNDS, AND TEMPLETON VARIABLE PRODUCTS SERIES FUND.


UNLIKE CREDIT UNION AND BANK ACCOUNTS, CONTRACT VALUE INVESTED IN THE VARIABLE ACCOUNT IS NOT INSURED. INVESTMENT OF CONTRACT VALUE IN THE VARIABLE ACCOUNT INVOLVES CERTAIN RISKS INCLUDING LOSS OF PURCHASE PAYMENTS (PRINCIPAL). VARIABLE CONTRACT VALUE IS NOT DEPOSITED IN OR GUARANTEED BY ANY CREDIT UNION OR BANK AND IS NOT GUARANTEED BY ANY GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

EXPENSE TABLES............................................................1

DEFINITIONS...............................................................4

SUMMARY...................................................................6
   The Contract...........................................................6
   Charges and Deductions.................................................6
   Annuity Provisions.....................................................7
   Federal Tax Status.....................................................7

CONDENSED FINANCIAL INFORMATION...........................................8

CUNA MUTUAL LIFE INSURANCE COMPANY, THE CUNA MUTUAL
          LIFE VARIABLE ANNUITY ACCOUNT, AND THE UNDERLYING FUNDS.........9
   CUNA Mutual Life Insurance Company.....................................9
   CUNA Mutual Life Variable Annuity Account..............................9
   The Underlying Funds..................................................10
   The Ultra Series Fund.................................................10
     Capital Appreciation Stock Fund.....................................10
     Growth and Income Stock Fund........................................10
     Balanced Fund.......................................................10
     Bond Fund...........................................................10
     Money Market Fund...................................................10
   T. Rowe Price International Series, Inc...............................11
     International Stock Portfolio.......................................11
   MFS Variable Insurance Trust..........................................11
     MFS World Governments Series........................................11
     MFS Emerging Growth Series..........................................11
   Oppenheimer Variable Account Funds....................................11
     Oppenheimer High Income Fund........................................11
   Templeton Variable Products Series Fund...............................11
     Templeton Developing Markets Fund: Class 2..........................11
   Availability of the Funds.............................................12
   Resolving Material Conflicts..........................................12
   Addition, Deletion or Substitution of Investments.....................13

DESCRIPTION OF THE CONTRACT..............................................13
   Issuance of a Contract................................................13
   Purchase Payments.....................................................13
   Free-Look Period......................................................14
   Allocation of Purchase Payments.......................................14
   Variable Contract Value...............................................15
   Transfer Privileges...................................................16
   Surrenders and Partial Withdrawals....................................17
   Contract Loans........................................................18
   Death Benefit Before the Annuity Date.................................19
   Death Benefit After the Annuity Date..................................20
   Annuity Payments on the Annuity Date..................................20
   Payments..............................................................21
   Modification..........................................................21
   Reports to Owners.....................................................21
   Inquiries.............................................................21

THE GUARANTEED INTEREST OPTION...........................................22
   Category 1............................................................22
     Guaranteed Interest Option Value....................................22
     Guarantee Periods...................................................23
     Net Purchase Payment Preservation Program...........................23
     Interest Adjustment.................................................23
   Category 2............................................................24
     Guaranteed Interest Option Value....................................25
     Guarantee Periods...................................................25
     Net Purchase Payment Preservation Program...........................25
   Category 3............................................................25

CHARGES AND DEDUCTIONS...................................................26
   Surrender Charge (Contingent Deferred Sales Charge)...................26
   Annual Contract Fee...................................................26
   Asset-Based Administration Charge.....................................27
   Transfer Processing Fee...............................................27
   Lost Contract Request.................................................27
   Mortality and Expense Risk Charge.....................................27
   Fund Expenses.........................................................27
   Premium Taxes.........................................................27
   Other Taxes...........................................................28

ANNUITY PAYMENT OPTIONS..................................................28
   Election of Annuity Payment Options...................................28
   Fixed Annuity Payments................................................28
   Variable Annuity Payments.............................................28
   Description of Annuity Payment Options................................29

YIELDS AND TOTAL RETURNS.................................................30

FEDERAL TAX MATTERS......................................................31
   Introduction..........................................................31
   Tax Status of the Contract............................................31
   Taxation of Annuities.................................................32
   Transfers, Assignments or Exchanges of a Contract.....................34
   Withholding...........................................................34
   Multiple Contracts....................................................34
   Taxation of Qualified Plans...........................................34
   Possible Charge for the Company's Taxes...............................35
   Other Tax Consequences................................................35

DISTRIBUTION OF THE CONTRACTS............................................35

LEGAL PROCEEDINGS........................................................36

VOTING RIGHTS............................................................36

COMPANY HOLIDAYS.........................................................36

FINANCIAL STATEMENTS.....................................................36

                                 EXPENSE TABLES

The following expense information assumes that the entire Contract Value is Variable Contract Value.

Owner Transaction Expenses

     Sales Charge Imposed on Purchase Payments               None
     Maximum Surrender Charge (contingent
     deferred sales charge) as a percentage
     of purchase payments                                      7%
     Transfer Processing Fee                                 None*

Annual Contract Fee                                           $30**

Variable Account Annual Expenses
         (as a percentage of net assets)

         Mortality and Expense Risk Charge                   1.25%
         Other Variable Account Expenses                     0.15%

         Total Variable Account Expenses                     1.40%

Annual Fund Expenses
         (as percentage of average net assets)

         Capital Appreciation Stock Fund

         Management Fees (investment advisory fees)          0.80%
         Other Expenses                                      0.01%
         Total Annual Fund Expenses                          0.81%


         Growth and Income Stock Fund

         Management Fees (investment advisory fees)          0.60%
         Other Expenses                                      0.01%
         Total Annual Fund Expenses                          0.61%


         Balanced Fund

         Management Fees (investment advisory fees)          0.70%
         Other Expenses                                      0.01%
         Total Annual Fund Expenses                          0.71%


         Bond Fund

         Management Fees (investment advisory fees)          0.55%
         Other Expenses                                      0.01%
         Total Annual Fund Expenses                          0.56%


         Money Market Fund

         Management Fees (investment advisory fees)          0.45%
         Other Expenses                                      0.01%
         Total Annual Fund Expenses                          0.46%


     *The Company reserves the right to charge a $10 transfer fee on each transfer after the first 12 transfers in any Contract Year. (See SUMMARY, Charges and Deductions.)
     **The Company does not deduct the annual Contract fee if the Contract Value is $25,000 or more. (See SUMMARY, Annual Contract Fee.)

         International Stock Portfolio
         Management Fees (investment advisory fees)          1.05%
         Other Expenses                                       .00%
         Total Annual Fund Expenses                          1.05%

         MFS World Governments Series
         Management Fees (investment advisory fees)          0.75%
         Other Expenses (after reimbursements)               0.25%
         Total Annual Fund Expenses                          1.00%
         (after reimbursements)

         MFS Emerging Growth Series
         Management Fees (investment advisory fees)          0.75%
         Other Expenses (after reimbursements)               0.25%
         Total Annual Fund Expenses                          1.00%
         (after reimbursements)


         Oppenheimer High Income Fund
         Management Fees (investment advisory fees)          0.75%
         Other Expenses                                      0.06%
         Total Annual Fund Expenses                          0.81%

         Templeton Developing Markets Fund*: Class 2**
         Management Fees(investment advisory fees)           1.25%***
         Other Expenses                                      0.53%
         12b-1 Fee****                                       0.25%
         Total Annual Fund Expenses                          2.03%***

     *Figures are estimates for 1997 based on annualized 1996 figures. The fund began operation in March 1996.
     **Because Class 2 shares were not offered until May 1, 1997, the figures for "Management Fees" and "Other Expenses" are based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1996, except as otherwise noted.
     ***Figures do not reflect the Investment Manager's agreement in advance to waive a portion of its fees during 1996. After the waiver, actual management fees and total operating expenses of the portfolio in 1996 were 1.17% and 1.95% of net assets, respectively. This waiver agreement has been terminated.
     ****Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" which is described in the Fund's prospectus.

     Premium taxes may be applicable, depending on the laws of various jurisdictions.

     Expense information for these underlying funds was provided to the Company by each underlying fund's management, and Company has not independently verified such information.

     The above tables are intended to assist the Owner in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect the expenses anticipated for the Variable Account and for each of the underlying Funds available as investment options for the 1997 fiscal year. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectuses for the Ultra Series Fund, the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund which accompany this Prospectus.

     The annual expenses listed for the MFS World Governments Series are net of certain reimbursements by its investment adviser. The investment adviser has agreed to bear, subject to reimbursement, until December 31, 2004, expenses of the World Governments Series such that the Series' aggregate operating expenses do not exceed 1.00%, on an annualized basis, of its average daily net assets. See "Information Concerning Shares of The Series Expenses" in the prospectus of the MFS World Governments Series. For the 1996 fiscal year, absent this expense arrangement, the "Other Expenses" and the "Total Annual Fund Expenses" shown above would be 1.28% and 2.03%, respectively.

     The annual expenses listed for the MFS Emerging Growth Series are net of certain reimbursements by its investment adviser. The investment adviser has agreed to bear, subject to reimbursement, until December 31, 2004, expenses of the Emerging Growth Series such that the Series' aggregate operating expenses shall not exceed on an annualized basis, 1.00% of its average daily net assets. See "Information Concerning Shares of The Series Expenses" in the prospectus of the MFS Emerging Growth Series. For the 1996 fiscal year, absent this expense arrangement, the "Other Expenses" and the "Total Annual Fund Expenses" shown above would be 0.41% and 1.16%, respectively.

     Examples

An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If the Contract is surrendered (or annuitized under annuity option 1) at the end of the applicable time period:

Subaccount                                  1 Year    3 Years  5  Years 10 Years

Capital Appreciation                          $ 88      $123      $161      $285
Growth and Income                             $ 86      $117      $151      $265
Balanced                                      $ 87      $120      $156      $275
Bond                                          $ 86      $116      $148      $260
Money Market                                  $ 85      $113      $143      $249
International Stock                           $ 91      $130      $172      $308
MFS World Governments                         $ 90      $129      $170      $303
MFS Emerging Growth                           $ 90      $129      $170      $303
Oppenheimer High Income                       $ 88      $123      $161      $285
Templeton Developing Markets                  $101      $159      $220      $398


2. If the Contract is not surrendered  (or annuitized  under annuity options 2 -
4) at the end of the applicable time period:


Subaccount                                 1 Year   3 Years    5 Years  10 Years
Capital Appreciation                        $25       $ 78       $134       $285
Growth and Income                           $23       $ 72       $124       $265
Balanced                                    $24       $ 75       $129       $275
Bond                                        $23       $ 71       $121       $260
Money Market                                $22       $ 68       $116       $249
International Stock                         $28       $ 85       $145       $308
MFS World Governments                       $27       $ 84       $143       $303
MFS Emerging Growth                         $27       $ 84       $143       $303
Oppenheimer High Income                     $25       $ 78       $134       $285
Templeton Developing Markets                $38       $114       $193       $398

The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also assume that the annual Contract fee is $30 and that the average Contract Value is $10,000, which translates the Contract fee into an assumed .30% charge for the purposes of the examples based on a $1,000 investment.


The examples should not be considered a representation of past or future expenses. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

DEFINITIONS

Accumulation Unit A unit of measure used to calculate Variable Contract Value.

Annuitant The person or persons whose life (or lives) determines the annuity payment benefits payable under the Contract and whose death determines the death benefit. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant.

Annuity Date The date when the adjusted Contract Value will be applied under an annuity payment option, if the Annuitant is still living.

Annuity Unit A unit of measure used to calculate variable annuity payments.

Beneficiary The person to whom the proceeds payable on the death of an Annuitant will be paid.

Code The Internal Revenue Code of 1986, as amended.

Company CUNA Mutual Life Insurance Company.


Contract The same date in each Contract Year as the Contract Date. Anniversary

Contract Date The date set forth on the specifications page of the Contract which is used to determine Contract Years and Contract Anniversaries.

Contract Year A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Contract Value The total amount invested under the Contract. It is the sum of the Variable Contract Value, the Guaranteed Interest Option Value and the balance of the Loan Account.


DCA One Year A Dollar Cost Averaging One Year Guarantee Period described in the Section entitled THE Guarantee Period GUARANTEED INTEREST OPTION.


Due Proof of Death Proof of death satisfactory to the Company. Such proof may consist of the following if acceptable to the Company:

(a) a certified copy of the death record;

(b) a certified copy of a court decree reciting a finding of death;

(c) any other proof satisfactory to the Company.

Fund An investment portfolio (sometimes called a "Series") of Ultra Series Fund,
T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund or any other open-end management investment company or unit investment trust in which a Subaccount invests.


General Account The assets of the Company other than those allocated to the Variable Account or any other separate account of the Company.


Guarantee Amount Any portion of Guaranteed Interest Option Value allocated to a particular Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals therefrom.

Guarantee Period A choice under the Guaranteed Interest Option of a specific number of years for which the Company agrees to credit a particular effective annual interest rate.

Guaranteed Interest Otion An allocation option under the Contract funded by the Company's General Account. It is not part of nor dependent upon the investment performance of the Variable Account.


Guaranteed Interest The value of the Contract in the Guaranteed Interest Option. Option Value

Home Office The Company's principal office at 2000 Heritage Way, Waverly, Iowa 50677.

Loan Account For any Contract, a portion of the Company's General Account to which Contract Value is transferred to provide collateral for any loan taken under the Contract.

Loan Amount At any time other than a Contract Anniversary, the Contract Value in the Loan Account plus any interest charges accrued on such Contract Value up to that time.

Net Purchase A purchase payment less any premium taxes deducted from purchase payments. Payment


Non-Qualified Contract  A contract that is not a "Qualified Contract."


Owner The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Payee The Annuitant(s) during the annuity period.


Qualified Contract A contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under Sections 401, 403(b), 408, or 457 of the Code.


SEC The U.S. Securities and Exchange Commission.


Series An investment portfolio (sometimes called a "Fund") of Ultra Series Fund,
T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a Subaccount invests.


Subaccount A subdivision of the Variable Account, the assets of which are invested in a corresponding underlying Fund.


Surrender Value The Contract Value plus the value of any paid up annuity additions plus or minus any applicable interest adjustment, less any applicable surrender charges, premium taxes not previously deducted, and the annual Contract fee and Loan Amount.


Valuation Day For each Subaccount, each day on which the New York Stock Exchange is open for business except for the holidays listed in the Prospectus under "Holidays" and any day that a Subaccount's corresponding Fund does not value its shares.

Valuation Period The period that starts at 3:00 p.m. central time on one Valuation Day and ends at 3:00 p.m. on the next succeeding Valuation Day.


Variable Account CUNA Mutual Life Variable Annuity Account.


Variable Contract The value of the Contract in the Variable Account. Value

Written Notice A Written Notice or request in a form satisfactory to the Company which is signed by the Owner and received at the Home Office.

                                     SUMMARY

The Contract


Issuance of a Contract. Contracts may be issued in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. (See DESCRIPTION OF THE CONTRACT, Issuance of a Contract.) Neither the Owner nor the Annuitant may be older than 85 (age 78 in Pennsylvania) on the Contract Date.

Free-Look Period. The Owner has the right to return the Contract within 10 days after he or she receives it. The returned Contract will become void. The Company will return to the Owner an amount equal to the Contract Value on the date the Contract is received at the Home Office (or by the sales representative who sold it) plus any premium taxes deducted. Where required, the Company will instead return the purchase payment(s). (See DESCRIPTION OF THE CONTRACT.)

Purchase Payments. The minimum amount required to purchase a Contract depends upon several factors. In general, $5,000 is the minimum purchase amount the Company must receive within the first 12 months of the Contract. However, certain Qualified Contracts, Section 1035 contracts, and Contracts sold to employees have lower minimum purchase amounts, as explained in the "Purchase Payments" subsection in the DESCRIPTION OF THE CONTRACT section of this Prospectus. Unless the minimum purchase amount is paid in full at the time of application, an automatic purchase payment plan must be established and regular payments scheduled to pay the minimum purchase amount before the first Contract Anniversary. The minimum size of a purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. (See DESCRIPTION OF THE CONTRACT, Purchase Payments.)

Allocation of Purchase Payments. Purchase payments under a Contract will be allocated, as designated by the Owner, to one or more of the Subaccounts of the Variable Account or to the Guaranteed Interest Option or to both. An allocation to a Subaccount must be in whole percentages and be at least 5% of the purchase payment. An allocation to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). In states where the Company must refund purchase payments in the event the Owner exercises the free-look right, any portion of the initial Net Purchase Payment to be allocated to a Subaccount will be allocated to the Money Market Subaccount for a 20-day period following the Contract Date. At the end of that period, the amount in the Money Market Subaccount will be allocated to the Subaccounts as selected by the Owner. The assets of each Subaccount will be invested solely in a corresponding underlying Fund. The Contract Value, except for amounts in the Guaranteed Interest Option, will vary according to the investment performance of the Fund(s) in which the selected Subaccount(s) is invested. Interest will be credited to amounts in the Guaranteed Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by the Company. (See DESCRIPTION OF THE CONTRACT, Allocation of Purchase Payments.)

Transfers. On or before the Annuity Date, the Owner may transfer all or part of the amount in a Subaccount or the Guaranteed Interest Option to another Subaccount or the Guaranteed Interest Option subject to certain restrictions.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, transfers out of the Guaranteed Interest Option are only permitted during the 30-day period prior to the expiration of a Guarantee Period. Transfers from the DCA One Year Guarantee Period may be made throughout its Guarantee Period. No fee is charged for transfers but the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract Year. (See DESCRIPTION OF THE CONTRACT, Transfer Privilege.)

Partial Withdrawal. The Owner may, by Written Notice, withdraw part of the Surrender Value subject to certain limitations. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Surrender. Upon Written Notice on or before the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)


Charges and Deductions

The following charges and deductions are assessed under the Contract:


Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within seven years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. For each purchase payment, the surrender charge decreases by 1% for each full year that has elapsed since the payment was made. No surrender charge is assessed upon the withdrawal or surrender of Contract Value in excess of aggregate purchase payments or on purchase payments made more than seven years prior to the withdrawal or surrender. (See CHARGES AND DEDUCTIONS, Surrender Charge (Contingent Deferred Sales Charge).)

Subject to certain restrictions, for the first partial withdrawal (or surrender) in each Contract Year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. (See CHARGES AND DEDUCTIONS, Surrender Charge.) The surrender charge also may be waived in certain circumstances as provided in the Contracts.

Annual Contract Fee. The Company deducts an annual Contract fee of $30. (This fee is waived if the Contract Value exceeds $25,000.) Prior to the Annuity Date, the Company deducts this fee from the Contract Value on each Contract Anniversary (or upon surrender of the Contract). After the Annuity Date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a Contract Anniversary. (See CHARGES AND DEDUCTIONS, Annual Contract Fee.)

Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at a rate of 0.003425% per day which is an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk). (See CHARGES AND DEDUCTIONS, Mortality and Expense Risk Charge.)

Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%. (See CHARGES AND DEDUCTIONS, Asset-Based Administration Charge.)

Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted: (a) from purchase payments as they are received, (b) from Contract Value upon surrender or partial withdrawal, (c) upon application of adjusted Contract Value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes. (See CHARGES AND DEDUCTIONS, Premium Taxes.)


Annuity Provisions


The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code. The Owner may change the Annuity Date as described in DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.

On the Annuity Date, the Contract Value (adjusted as described below) will be applied to an annuity payment option, unless the Owner chooses to receive the Surrender Value in a lump sum. Adjusted Contract Value is Contract Value less applicable premium tax not yet deducted, less a pro-rated portion of the annual Contract fee, plus or minus any applicable interest adjustment, and (for annuity option 1) less any applicable surrender charge. (See ANNUITY PAYMENT OPTIONS.)


Federal Tax Status


Generally, a distribution (including a surrender, partial withdrawal or death benefit payment) may result in taxable income. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal income status of variable annuity contracts, see Federal Tax Matters.

                       CONDENSED FINANCIAL INFORMATION

The following information is a part of the financial statements of the Variable Account. The financial statements have been examined by KPMG Peat Marwick LLP and are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the fiscal year ended December 31, 1994, 1995, and 1996.

                                                 Capital Appreciation                        Growth and Income
                                                   Stock Subaccount                           Stock Subaccount

                                               1996*            1995         1994          1996*          1995         1994
                                               ----             ----         ----          ----           ----         ----

    Net asset value:

    Beginning of period                       $12.90          $10.00       $10.00         $12.76         $9.82       $10.00
    End of period                              15.45           12.90        10.00          15.36         12.76         9.82

    Percentage increase in
       unit value during period                19.77%          29.00%        0.00%         20.38%        29.90%      (1.80)%

    Number of units outstanding at
       end of period                        4,495,720       2,024,589      324,922      8,541,383     2,807,876      593,599

                                                   Balanced Subaccount                          Bond Subaccount

                                                 1996*            1995         1994          1996*          1995         1994
                                                 ----             ----         ----          ----           ----         ----
    Net asset value:
    Beginning of period                         $11.92           $9.89       $10.00         $11.36         $9.89       $10.00
    End of period                                13.03           11.92         9.89          11.52         11.36         9.89

    Percentage increase in
      unit value during period                    9.31%           20.5%      (1.10)%          1.41%         14.9%      (1.10)%

    Number of units outstanding at
      end of period                           7,783,833       2,698,049      664,679      1,686,539       556,749      127,666

                                                 Money Market Subaccount                    International Subaccount

                                                 1996*            1995         1994          1996*          1995         1994
                                                 ----             ----         ----          ----           ----         ----
    Net asset value:
    Beginning of period                         $10.55          $10.16       $10.00         $10.96         $9.99       $10.00
    End of period                                10.91           10.55        10.16          12.40         10.96         9.99

    Percentage increase in
       unit value during period                  3.41%            3.8%        1.60%         13.14%         9.71%      (0.10)%

    Number of units outstanding
        at end of period                     1,492,704         637,911      257,622      2,683,277     1,090,681      326,923

                                                    World Governments                           Emerging Growth
                                                        Subaccount                                 Subaccount

                                                 1996*            1995         1994         1996**
                                                 ----             ----         ----         ----
    Net asset value:
    Beginning of period                         $11.29          $10.01       $10.00         $10.00
    End of period                                11.58           11.29        10.01          10.08

    Percentage increase in
        unit value during period                  2.57%           12.8%        0.10%          0.80%

    Number of units outstanding at
        end of period                       1,033,483          505,990       186,155      1,650,627

*1996 data is for the year ended December 31, 1996.
**1996 data is for the eight-month period ended December 31, 1996.


                      CUNA MUTUAL LIFE INSURANCE COMPANY,
               THE CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT, AND
                              THE UNDERLYING FUNDS

CUNA Mutual Life Insurance Company, the Company, is the insurer. CUNA Mutual Life Variable Annuity Account, the Variable Account, is a separate account of the Company. Five registered investment companies of the series type serve as underlying investment options for the Variable Account.

CUNA Mutual Life Insurance Company

CUNA Mutual Life Insurance Company is a mutual life insurance company organized under the laws of Iowa in 1879 and incorporated on June 21, 1882. The Home Office of the Company is located at 2000 Heritage Way, Waverly, Iowa 50677. The Company organized as a fraternal benefit society with the name "Mutual Aid Society of the Evangelical Lutheran Synod of Iowa and Other States," changed its name to "Lutheran Mutual Aid Society" in 1911, and reorganized as a mutual life insurance company called "Lutheran Mutual Life Insurance Company" on January 1, 1938. On December 28, 1984, the Company changed its name to "Century Life of America" and on December 31, 1996 the Company changed its name again to "CUNA Mutual Life Insurance Company."

On July 1, 1990, the Company entered into a permanent affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), 5910 Mineral Point Road, Madison WI 53705. The terms of an Agreement of Permanent Affiliation provide for extensive financial sharing between the Company and CUNA Mutual of individual life insurance business through reinsurance arrangements, the joint development of business plans and distribution systems for individual insurance and other financial service products within the credit union system, and the sharing of certain resources and facilities. At the current time, all of the directors of the Company are also directors of CUNA Mutual and many of the senior executive officers of the Company hold similar positions with CUNA Mutual. The affiliation, however, is not a merger or consolidation. Both companies remain separate corporate entities and their respective Owners retain their voting rights. The Company and CUNA Mutual along with their subsidiaries are referred to as the "CUNA Mutual Group"

As of December 31, 1996, the Company had more than $3 billion in assets and $13 billion of life insurance in force. Effective March 17, 1997 and through the date of this Prospectus, A.M. Best rated the Company A (Excellent). Effective February 11, 1997 and through the date of this Prospectus, Duff & Phelps rated the Company AA. These are the most recent ratings available as of the date of this Prospectus. Periodically, the rating agencies issue new ratings. To obtain updated ratings, contact the Company at the address or telephone number shown on the first page of this Prospectus.


The objective of Best's rating system is to evaluate the factors affecting overall performance of an insurance company and then provide an opinion of a company's financial strength and ability to meet its contractual obligations relative to other companies in the industry. The evaluation includes both quantitative and qualitative analysis of a company's financial and operating performance.

Duff & Phelps Credit Rating Co. rates insurance companies on their claims paying abilities. It bases these ratings on its assessment of the economic fundamentals of the company's principal lines of business, the company's competitive position, the company's management capability, the relationship of the company to its affiliates and the company's asset and liability management practices.


The Company owns a one-half interest in CIMCO Inc. (the Investment Adviser to the Ultra Series Fund). CUNA Mutual owns CUNA Mutual Investment Corporation, 5910 Mineral Point Road, Madison, Wisconsin, 53705. CUNA Mutual Investment Corporation owns CUNA Brokerage Services, Inc. (the principal underwriter for the Variable Account) and owns a one-half interest in CIMCO Inc. (the Investment Adviser to the Ultra Series Fund).

CUNA Mutual Life Variable Annuity Account


The Variable Account was established by the Company as a separate account on December 14, 1993. The Variable Account will receive and invest Net Purchase Payments made under the Contracts. In addition, the Variable Account may receive and invest purchase payments for other variable annuity contracts issued in the future by the Company.

Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the Variable Account. The Company has the right to transfer to the General Account any assets of the Variable Account which are in excess of reserves and other Contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

The Variable Account is divided into Subaccounts. In the future, the number of Subaccounts may change. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses, realized or unrealized, from the assets allocated to each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount.

The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the SEC. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

The Underlying Funds


The Variable Account invests in the Ultra Series Fund (Class Z shares), the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more investment portfolios or Funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their Funds by the SEC.

The Ultra Series Fund currently has five Funds available as investment options under the Contracts, the T. Rowe Price International Series, Inc. has one Fund available as an investment option under the Contracts, the MFS Variable
Insurance Trust has two Funds available as investment options under the Contracts, the Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and the Templeton Variable Products Series Fund has one fund available as an investment option under the Contracts. The Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund also have other Funds that are not available under the Contracts. All five investment companies may, in the future, create additional Funds or classes that may or may not be available as investment options under the Contracts. Each Fund has its own investment objective and the income, gains and losses for each Fund are determined separately for that Fund or class.

The investment objectives and policies of each Fund are summarized below. There is no assurance that any Fund will achieve its stated objectives. More detailed information, including a description of risks and expenses, may be found in the prospectuses for the Ultra Series Fund, the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund which must accompany or precede this Prospectus and which should be read carefully and retained for future reference.

The Ultra Series Fund

The Ultra Series Fund currently has five Funds available as investment options under the Contracts.


Capital Appreciation Stock Fund. This Fund seeks a high level of long-term growth of capital. It pursues this objective by investing in common stocks, including those of smaller companies and of companies undergoing significant change.

Growth and Income Stock Fund. This Fund seeks long-term growth of capital with income as a secondary consideration. It pursues this objective by investing in common stocks of companies with financial and market strengths and long-term records of performance.

Balanced Fund. This Fund seeks a high total return through the combination of income and capital growth. It pursues this objective by investing in the types of common stocks owned by the Capital Appreciation Stock Fund and the Growth and Income Stock Fund, the type of bonds owned by the Bond Fund, and the type of money market instruments owned by the Money Market Fund.

Bond Fund. This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk, through investment in a diversified portfolio of fixed-income securities with maturities of up to 30 years. It principally invests in securities of intermediate term maturities.


Money Market Fund. This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

CIMCO Inc.  ("CIMCO") serves as Investment  Adviser to the Ultra Series Fund and
manages  its  assets  in  accordance   with  general   policies  and  guidelines
established by the trustees of the Ultra Series Fund.


T. Rowe Price International Series, Inc.

T. Rowe Price International Series, Inc. currently has one investment portfolio or Fund available as an investment option under the Contracts.

International  Stock  Portfolio.  This Fund  seeks  long-term  growth of capital
through  investments  primarily  in  common  stocks  of  established,   non-U.S.
companies.

Rowe Price-Fleming International, Inc. ("RPFI") serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of the T. Rowe Price International Series, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

MFS Variable Insurance Trust

The MFS Variable Insurance Trust currently has two investment series or Funds available as investment options under the Contracts.

MFS World Governments Series. This Fund seeks not only preservation but also growth of capital, together with moderate current income.


MFS  Emerging  Growth   SeriesMFSEmergingGrowthSeriesSM""3".   This  Fund  seeks
long-term growth of capital through investments primarily in equity common stock of emerging growth companies.


Massachusetts Financial Services Company ("MFS") serves as the investment adviser to the MFS World Governments Series and MFS Emerging Growth Series and
manages its assets in accordance with general policies and guidelines established by the board of trustees of the MFS Variable Insurance Trust. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a wholly owned subsidiary of Sun Life Assurance Company of Canada.


Oppenheimer Variable Account Funds

The Oppenheimer Variable Account Funds currently has one investment series or Fund available as an investment options under the Contracts.

Oppenheimer High Income Fund. This Fund seeks a high level of current income from investments in high yield fixed-income securities. High Income Fund's investments include unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.

OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guideline established by the board of trustees of the Oppenheimer Variable Account Funds. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

Templeton Variable Products Series Fund

Templeton Developing Markets Fund: Class 2. This Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers in countries having developing markets.

Class 2 of the Templeton Developing Markets Fund pays 0.25% of the average daily net assets of the Fund annually under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Amounts paid under the 12b-1 Plan to the Company may be used for furnishing certain contract owner services or distribution activities.

Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investment decisions. Templeton Asset Management Ltd. is a Singapore corporation wholly owned by Franklin Resources, Inc., a publicly owned company. Resources' principal shareholders are Charles B. Johnson and Rupert H. Johnson Jr.


Availability of the Funds


The Variable Account purchases shares of the International Stock Portfolio, the MFS World Governments Series and the MFS Emerging Growth Series, the Oppenheimer High Income Fund, and the Templeton Developing Markets Fund: Class 2 in accordance with four participation agreements. One agreement is between the Company and the T. Rowe Price International Series, Inc. One agreement is between the Company and MFS Variable Insurance Trust. One agreement is between the Company and Oppenheimer Variable Account Funds. One agreement is between the Company, Templeton Variable Products Series Fund and the Fund's distributor. The termination provisions of these agreements vary. A summary of the termination provisions of these agreements may be found in the Statement of Additional Information.


If a participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund(s) covered by that agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in that Fund.

Resolving Material Conflicts


The Ultra Series Fund. Because Class Z shares of the Ultra Series Fund are sold to the CUNA Mutual Group separate accounts to fund individual and group variable annuity contracts as well as individual variable life insurance contracts and qualified retirement plans sponsored by CUNA Mutual Group, and Class C shares of the Ultra Series Fund may be sold to unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise because the Ultra Series Fund offers shares to (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) to support variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) to support affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Ultra Series Fund does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Ultra Series Fund's shares support different types of variable insurance contracts. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or Classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

The T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund. The T. Rowe Price International Series, Inc. currently sells shares of the International Stock Portfolio to the Variable Account and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity contracts. The MFS Variable Insurance Trust currently sells shares of its MFS World Governments Series and its MFS Emerging Growth Series to the separate accounts of the Company for variable annuity Contracts and for variable universal life insurance Contracts, and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity contracts (and to MFS as a seed money investment). The Oppenheimer Variable Account Funds currently sells shares of its Oppenheimer High Income Fund to the separate accounts of the Company for variable annuity Contracts and for variable universal life insurance Contracts, and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity contracts. The Templeton Variable Products Series Fund. currently sells shares of its Templeton Developing Markets Fund: Class 2 to the separate accounts of the Company for variable annuity Contracts and for variable universal life insurance Contracts, and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity and variable life contracts. Shares of the International Stock Portfolio, the MFS World Governments Series, the MFS Emerging Growth Series, the Oppenheimer High Income Fund, and the Templeton Developing Markets Fund: Class 2 may in the future be sold to other separate accounts of the Company and to separate accounts of other affiliated or unaffiliated life insurance companies to support other variable annuity or variable life insurance contracts. Shares of the MFS World Governments Series, the MFS Emerging Growth Series, the Oppenheimer High Income Fund and the Templeton Developing Markets Fund: Class 2 also may in the future be sold to qualified retirement plans.

Currently, the Company does not foresee any disadvantages to Owners arising from the sale of such shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund will each monitor events related to their Funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the Fund's offering its shares to (1) support both variable life insurance Contracts and variable annuity Contracts, or (2) support the variable life insurance contracts and/or variable annuity contracts issued by various unaffiliated insurance companies. In addition, the management of the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund will monitor the Trusts in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans. In the event of such a conflict, the management of the appropriate Fund would determine what action, if any, should be taken in response to the conflict. In addition, if the Company believes that the response of the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, or the Templeton Variable Products Series Fund to any such conflict insufficiently protects Owners, it will take appropriate action on its own, including withdrawing the Variable Account's investment in the International Stock Portfolio, the MFS World Governments Series, the MFS Emerging Growth Series, the Oppenheimer High Income Fund or the Templeton Developing Markets
Fund: Class 2 as appropriate. (The prospectuses for the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund also address the material conflict issue.)


Addition, Deletion or Substitution of Investments

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if, in the Company's judgment, further investment in any Fund should become inappropriate, the Company may redeem the shares, if any, of that Fund and substitute shares of another Fund. The Company will not substitute any shares attributable to a Contract's interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. The Company may, in its sole discretion, establish new Subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by the Company. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in the sole discretion of the Company, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, the Company (by appropriate endorsement, if necessary) may change the Contract to reflect the substitution or change.


If the Company considers it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the 1940 Act if registration is no longer required, it may be combined with other Company separate accounts, or its assets may be transferred to another separate account of the Company. In addition, the Company may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have such rights under the Contracts.



                          DESCRIPTION OF THE CONTRACT

Issuance of a Contractt


In order to purchase a Contract, application must be made to the Company through a licensed representative of the Company, who is also a registered representative of CUNA Brokerage Services, Inc. ("CUNA Brokerage") or a broker-dealer having a selling agreement with CUNA Brokerage or a broker-dealer having a selling agreement with such broker-dealer. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 (age 78 in Pennsylvania) on the Contract Date.



Purchase Payments

The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount the Company must receive during the first 12 months of the Contract is:

     o    $5,000 for a Contract other than those specified below.

     o $2,000 for Contracts that qualify for special federal income tax treatment under Sections 401, 408, or 457 of the Code. This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.

     o $300 for Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities.

     o The value of a Contract exchanged pursuant to Section 1035 of the Code, if the Company had approved the transaction prior to the exchange.


     o $600 for a Contract sold to employees of the Company and its subsidiaries, to employees of CUNA Mutual and its subsidiaries, and to registered representatives and other persons associated with CUNA Brokerage. This category includes both individual retirement accounts and non-individual retirement accounts.



Unless the minimum purchase amount specified above already has been paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under the Company's automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union or bank account or other source.

The regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law does not permit the Company to accept more than $2,000.00 for an individual retirement account, except in the case of a rollover or transfer.)


The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Annuity Date. Additional purchase payments after the initial purchase payment are not required.

The Company reserves the right not to accept (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday (78th birthday in Pennsylvania), (2) purchase payments of less than $100, and (3) purchase payments in excess of $1 million. Also, the Company reserves the right to change the size of minimum payments and, with respect to Contracts not yet issued, the size of the minimum purchase amounts.

The Company reserves the right, if allowed by state law, to terminate a Contract and pay the Contract Value to the Owner if: (1) no purchase payments have been received during the prior 24 months, and (2) aggregate purchase payments up to the time of termination total less than $2,000, and (3) Contract Value is less than $2,000. Since the charges imposed on such a Contract will be significant, only those with the financial capability to keep an annuity in place for a substantial period should purchase an annuity.


Free-Look Period


The Contract provides for an initial "free-look" period. The Owner has the right to return the Contract within 10 days of receiving it. In some jurisdictions, this period may be longer than 10 days. When the Company receives the returned Contract at the Home Office or when the sales representative who sold the Contract receives it before the end of this period, the Company will cancel the Contract and refund to the Owner an amount equal to the Contract Value as of the date the returned Contract is received plus any premium taxes deducted. This amount may be more or less than the aggregate amount of purchase payments made up to that time. In certain jurisdictions, the Company is required instead to return aggregate purchase payments to Owners who exercise their free-look right.


Allocation of Purchase Payments


At the time of application, the Owner selects how the initial Net Purchase Payment is to be allocated among the Subaccounts and the Guaranteed Interest Option. An allocation to a Subaccount must be for at least 5% of a purchase payment and be in whole percentages. An allocation to the Guaranteed Interest Option must be for at least $1,000.


If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated, as designated by the Owner, to one or more of the Subaccounts or to the Guaranteed Interest Option within two Valuation Days of receipt of such purchase payment by the Company at its Home Office. If the application is not properly completed, the Company reserves the right to retain the purchase payment for up to five Valuation Days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to the Company retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.

Notwithstanding the foregoing, in jurisdictions where the Company must refund aggregate purchase payments in the event the Owner exercises the free-look right, any portion of the initial Net Purchase Payment to be allocated to a Subaccount will be allocated to the Money Market Subaccount for a 20-day period following the Contract Date. At the end of that period, the amount in the Money Market Subaccount will be allocated to the Subaccounts as designated by the Owner based on the proportion that the allocation percentage for each such Subaccount bears to the sum of the allocation percentages.

Any subsequent Net Purchase Payments will be allocated as of the end of the Valuation Period in which the subsequent Net Purchase Payment is received by the Company and will be allocated in accordance with the allocation schedule in effect at the time the purchase payment is received. However, Owners may direct individual payments to a specific Subaccount or to the Guaranteed Interest Option (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by the Owner at any time by Written Notice. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the Subaccounts or the Guaranteed Interest Option.

The Contract Values allocated to a Subaccount will vary with that Subaccount's investment experience, and the Owner bears the entire investment risk. Owners should periodically review their purchase payment allocation schedule in light of market conditions and their overall financial objectives.

Variable Contract Value

The Variable Contract Value will reflect the investment experience of the selected Subaccounts, any Net Purchase Payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period. The value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying that Subaccount's unit value for the relevant Valuation Period by the number of Accumulation Units of that Subaccount allocated to the Contract.

Determination of Number of Accumulation Units. Any amounts allocated or transferred to the Subaccounts will be converted into Subaccount Accumulation Units. The number of Accumulation Units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated or transferred. The number of Accumulation Units in any Subaccount will be increased at the end of the Valuation Period by any Net Purchase Payments allocated to the Subaccount during the current Valuation Period and by any amounts transferred to the Subaccount from another Subaccount or from the Guaranteed Interest Option during the current Valuation Period.

Any amounts transferred, surrendered or deducted from a Subaccount will be processed by canceling or liquidating Accumulation Units. The number of Accumulation Units to be canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was removed. The number of Accumulation Units in any Subaccount will be decreased at the end of the Valuation Period by: (a) any amounts transferred (including any applicable transfer fee) from that Subaccount to another Subaccount or to the Guaranteed Interest Option, (b) any amounts withdrawn or surrendered during that Valuation Period, (c) any surrender charge, annual Contract fee or premium tax assessed upon a partial withdrawal or surrender, and (d) the annual Contract fee, if assessed during that Valuation Period.

Determination of Accumulation Unit Value. The Accumulation Unit value for each Subaccount's first Valuation Period was set at $10. The Accumulation Unit value for a Subaccount is calculated for each subsequent Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

         (1) Is the result of:


                    (a) the net assets of the Subaccount (i.e., the aggregate value of underlying Fund shares or units held by the Subaccount) as of the end of the Valuation Period;


                    (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period that the Company determines to be attributable to the operations of the Subaccount.

         (2)
                  The cumulative unpaid daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

         (3)
                  The number of Accumulation Units outstanding as of the end of the Valuation Period.

Transfer Privileges

General. Before the Annuity Date and subject to the restrictions described below, the Owner may transfer all or part of the amount in a Subaccount or the Guaranteed Interest Option to another Subaccount or the Guaranteed Interest Option.


Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, transfers out of the Guaranteed Interest Option are only permitted during the 30-day period prior to the expiration of a Guarantee Period. Transfers from the DCA One Year Guarantee Period may be made throughout its Guarantee Period Transfers will be made as of the Valuation Day on which Written Notice requesting such transfer is received by the Company if received before 3:00 p.m. Central Time. Transfers will be made as of the Valuation Day next following the day on which Written Notice requesting such transfer is received if received after 3:00 p.m. Central Time. Subject to the foregoing restrictions, there currently is no limit on the number of transfers that can be made among or between Subaccounts or to or from the Guaranteed Interest Option.


Transfers may be made based upon instructions given by written request or by telephone. The Company will only honor telephone transfer requests if it has a currently valid telephone transfer authorization form on file signed by the Owner(s). A telephone transfer authorization form received by the Company at the Home Office is valid until it is rescinded or revoked in writing by the Owner(s) or until a subsequently dated form signed by the Owner(s) is received at the Home Office. If a currently valid telephone transfer authorization form is on file, the Company may act upon the instructions of any one Owner. The Company is not responsible for inability to receive an Owner's instructions because of busy telephone lines or malfunctioning telephone equipment.

The Company will send a written confirmation of all transfers made pursuant to telephone instructions. The Company may also require a form of personal identification prior to acting on instructions received by telephone and tape record instructions received by telephone. If the Company follows these procedures, it will not be liable for any losses to Owners due to unauthorized or fraudulent instructions.

The Company reserves the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, the Company reserves the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.


Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract Year. (See CHARGES AND DEDUCTIONS.)

Dollar-Cost Averaging. If elected at the time of the application or at any time thereafter by written request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual or annual basis) specified dollar amounts from the Money Market Subaccount or the DCA One Year Guarantee Period to other Subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

The minimum transfer amount for dollar-cost averaging is the equivalent of $100 per month. If less than $100 remains in the Money Market or DCA One Year Guarantee Period, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 5% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be transferred to the Money Market Subaccount).

Once elected, dollar-cost averaging remains in effect until the earliest of these events: (1) the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period is depleted to zero; (2) the Owner cancels the election (by Written Notice or by telephone if the Company has the Owner's telephone authorization form on file); or (3) for three successive months, the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period has been insufficient to implement the dollar-cost averaging instructions the Owner has given to the Company. The Company will notify the Owner when dollar-cost averaging is no longer in effect. There is no additional charge for using dollar-cost averaging. The Company reserves the right to discontinue offering the dollar-cost averaging facility at any time and for any reason.

Other Types of Automatic Transfers. If elected at the time of the application or at any time thereafter by written request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value from one Subaccount to another. Amounts may also be automatically transferred from the DCA One Year Guarantee Period to one or more Subaccounts. Such automatic transfers may be requested on the following basis:
(1) as a specified dollar amount, (2) as a specified number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Guarantee Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 5% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000. Once elected, automatic transfers remain in effect until the earliest of these events: (1) the Variable Contract Value in the Subaccount or DCA One Year Guarantee Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election (by Written Notice or by telephone if the Company has the Owner's telephone authorization form on file); or (3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions the Owner has given to the Company. The Company will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. The Company reserves the right to discontinue offering the automatic transfer facility at any time and for any reason.


Automatic Personal Portfolio Rebalancing Service. If elected at the time of the application or requested at any time thereafter by Written Notice, an Owner may instruct the Company to automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts. Such percentage allocations must be in whole percentages and be at least 5% per allocation. Owners may start and stop automatic Variable Contract Value rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If an Owner elects automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), the Company will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule.) There is no additional charge for using Variable Contract Value rebalancing.

Surrenders and Partial Withdrawals

Surrender. At any time before the Annuity Date, the Owner may surrender the Contract for its Surrender Value. The Surrender Value will be determined as of the Valuation Day on the date Written Notice requesting surrender and the Contract are received at the Company's Home Office. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an annuity payment option. A surrender may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Partial Withdrawals. At any time before the Annuity Date, an Owner may make withdrawals of the Surrender Value in any Contract Year. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. The Company will withdraw the amount requested from the Contract Value as of the Valuation Day Written Notice requesting the partial withdrawal is received. Any applicable interest adjustment will be deducted from the remaining Contract Value. (See THE GUARANTEED INTEREST OPTION, Interest Adjustment.) Any applicable surrender charge also will be deducted from the remaining Contract Value. (See CHARGES AND DEDUCTIONS, Surrender Charge.)


The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or Guarantee Amounts. If the Owner does not so specify, or if the amount in the designated Subaccounts or Guarantee Amount is inadequate to comply with the request, the partial withdrawal will be made from each Subaccount and each Guarantee Amount based on the proportion that the value in such Subaccount or Guarantee Amount bears to the total Contract Value immediately prior to the partial withdrawal.


A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)


Surrender and Partial Withdrawal Restrictions. The Owner's right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.


Systematic Withdrawals. If elected at the time of the application or requested at any time thereafter by Written Notice, an Owner may elect to receive periodic partial withdrawals under the Company's systematic withdrawal plan. Under the systematic withdrawal plan, the Company will make partial withdrawals (on a monthly, quarterly, semi-annual or annual basis) from designated Subaccounts as specified by the Owner. Such withdrawals must be at least $100 each and may only be made from Variable Contract Value. Generally, owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments.


The withdrawals may be requested on the following basis: (1) as a specified dollar amount, (2) as a specified whole number of Accumulation Units, (3) as a specified whole percent of Variable Contract Value in a particular Subaccount,
(4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Notice, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, the Company will continue systematic withdrawals even though a surrender charge is deducted.

There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and Owners should, therefore, consult with their tax adviser before electing to participate in the plan. The Company reserves the right to discontinue offering the systematic withdrawal plan at any time.

Contract Loans

Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title 1 of the Employee Retirement Income Security Act of 1974) may borrow from the Company using their Contracts as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Code. Owners should, therefore, consult their tax and retirement plan advisers prior to taking a Contract loan.

At any time, Owners may borrow the lesser of (1) the maximum loan amount permitted under the Code, or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan. The Company will only make Contract loans after approving a written application by the Owner. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given.


When a loan is made, the Company transfers an amount equal to the amount borrowed from Variable Contract Value or Guaranteed Interest Option value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Guarantee Account. The Owner must indicate in the loan application from which Subaccounts or Guarantee Amounts, and in what amounts, Contract Value is to be transferred to the Loan Account. In the absence of any such instructions from the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Guarantee Amounts. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Accounts designated by the Owner or according to the Owner's current purchase payment allocation instructions. Loan repayments may not be allocated to the DCA One Year Guarantee Period Account.


The Company charges interest on Contract loans at an effective annual rate of 6.5%. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time but never less than an effective annual rate of 3.0%. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value or Guaranteed Interest Option Value (as described above for the loan itself) to the Loan Account. This transfer will therefore increase the loan amount.


If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, the Company will send a Written Notice of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 60 days, from the day the notice is mailed, to pay the stated amount. If the Company does not receive the required loan repayment within 60 days, it will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 60-day grace period from the end of quarter installment due date. If the amount due by the end of the quarter is not received within the grace period, a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).


Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account and the interest rates applicable to Guarantee Accounts do not apply to the portion of Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

Death Benefit Before the Annuity Date

Death of an Owner. If any Owner dies prior to the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to sole surviving Owners or new Owners:

     (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

     (2)  If the Owner is not the spouse of the deceased Owner:


          (a) he or she may elect, within 60 days of the date the Company receives Due Proof of Death, to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or


          (b) he or she may elect, within 60 days of the date the Company receives Due Proof of Death, to receive the Surrender Value paid out under one of the annuity payment options;

If he or she does not elect one of the above options, the Company will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.


Death of the Annuitant. If the Annuitant dies before the Annuity Date, the Company will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, the Company will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment, the Beneficiary may elect, within 60 days of the date the Company receives due proof of the Annuitant's death, to apply the death benefit to an annuity payment option, provided that the Annuity Date selected by the Beneficiary is at least two years after the Contract Date. The Company is currently waiving this two year requirement for Annuity Payment Options 3 and 4. (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)


If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

     (1) payments under the option begin within 1 year of the Annuitant's death; and

     (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.


Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the death benefit is an amount equal to the greater of:

     (1) aggregate Net Purchase Payments made under the Contract less partial withdrawals as of the date the Company receives Due Proof of Death of the deceased;


     (2) Contract Value as of the date the Company receives Due Proof of Death of the deceased's death; or


     (3) the death benefit floor amount as of the date of the deceased's death plus any Net Purchase Payments made and less any partial withdrawals made since the most recent death benefit floor computation anniversary prior to death.;


less any applicable premium taxes not previously deducted and any outstanding loan amount on the date the death benefit is paid. For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date the Company receives due proof of the Annuitant's death less any outstanding loan amount and any applicable premium taxes not previously deducted.


The death benefit floor amount is the Contract Value on the most recent death benefit floor computation anniversary. In states other than Texas, death benefit floor computation anniversaries are the 7th Contract Anniversary and each subsequent 7th Contract Anniversary (for example, the 14th Contract Anniversary, the 21st Contract Anniversary, etc.) (In Texas, the death benefit floor computation anniversaries are the 6th Contract Anniversary and each subsequent 6th Contract Anniversary.)

Death Benefit After the Annuity Date

If an Owner dies after the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Payee receiving annuity payments becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Annuity Date will have the effect stated in the annuity payment option pursuant to which annuity payments are being made.

Annuity Payments on the Annuity Date

The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.


The Owner may change the Annuity Date subject to the following limitations: (1) the Owner's Written Notice must be received at the Home Office at least 30 days before the current Annuity Date, and (2) the requested Annuity Date must be a date that is at least 30 days after receipt of the Written Notice, and (3) the requested Annuity Date must be at least two years after the Contract Date (the Company is currently waiving this limitation for Annuity Payment Options 3 and 4.) (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

Prior to the Annuity Date, partial withdrawals may be made. (See Surrenders and Partial Withdrawals.)

On the Annuity Date, the adjusted Contract Value will be applied under the life income annuity payment option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.) In certain states, the Surrender Value will be applied to the annuity payment option rather than the adjusted Contract Value. Unless the Owner instructs the Company otherwise, amounts in the Guaranteed Interest Option will be used to provide a fixed-annuity payment option and amounts in the Variable Account will be used to provide a variable annuity payment option.


The adjusted Contract Value is the Contract Value:

     (1)  plus or minus any applicable interest adjustment;

     (2) minus any applicable surrender charge if annuity payment option 1 is selected;

     (3) minus the pro-rated portion of the annual Contract fee (unless the Annuity Date falls on the Contract Anniversary);

     (4)  minus any applicable loan amount; and

     (5)  minus any applicable premium taxes not yet deducted.

Payments


Any surrender, partial withdrawal, Contract loan or death benefit usually will be paid within seven days of receipt of a Written Notice, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:


     (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     (2) the SEC permits by an order the postponement for the protection of Owners; or

     (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

The Company has the right to defer payment of any surrender or partial withdrawal or transfer from the Guaranteed Interest Option for up to six months from the date of receipt of Written Notice for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

Modification

Upon notice to the Owner, the Company may modify the Contract if:

     (1) necessary to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

     (2) necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     (3) necessary to reflect a change in the operation of the Variable Account; or

     (4)  the  modification   provides  for  the  addition  or  substitution  of
          investment options.

In the event of most such modifications, the Company will make appropriate endorsement to the Contract.

Reports to Owners

At least annually, the Company will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Guarantee Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

Inquiries

Inquiries regarding a Contract may be made by writing to the Company at its Home Office.

THE GUARANTEED INTEREST OPTION

THE GUARANTEED INTEREST OPTION VARIES ACCORDING TO THE STATE IN WHICH THE CONTRACT IS ISSUED. SOLELY FOR THE SAKE OF CONVENIENT REFERENCE, STATES HAVE BEEN DIVIDED INTO THREE CATEGORIES. IN CATEGORY ONE, THE COMPANY OFFERS GUARANTEE PERIODS VARYING IN DURATION FROM ONE YEAR TO 10 YEARS AND THE COMPANY MAY IMPOSE AN INTEREST ADJUSTMENT ON GUARANTEE AMOUNTS WITHDRAWN PRIOR TO THE EXPIRATION OF A GUARANTEE PERIOD. IN CATEGORY TWO, THE COMPANY OFFERS A GUARANTEE PERIOD OF ONE YEAR AND NO INTEREST ADJUSTMENT IS IMPOSED IF GUARANTEE AMOUNTS ARE WITHDRAWN PRIOR TO THE EXPIRATION OF THAT YEAR. IN CATEGORY THREE, THE COMPANY DOES NOT INTEND TO OFFER A GUARANTEED INTEREST OPTION. TO DETERMINE THE GUARANTEED INTEREST OPTION AVAILABLE IN YOUR STATE, FIND THE NAME OF YOUR STATE IN THE LISTS OF STATES BELOW. THEN READ ABOUT THE GUARANTEED INTEREST OPTION AVAILABLE IN THAT STATE.


Category 1


THE COMPANY, IN CATEGORY ONE STATES, OFFERS GUARANTEE PERIODS VARYING IN DURATION FROM ONE YEAR TO 10 YEARS AND THE COMPANY MAY IMPOSE AN INTEREST ADJUSTMENT ON GUARANTEE AMOUNTS WITHDRAWN PRIOR TO THE EXPIRATION OF A GUARANTEE PERIOD. CATEGORY ONE STATES ARE: ALABAMA, ALASKA, ARIZONA, ARKANSAS, CALIFORNIA, COLORADO, CONNECTICUT, DELAWARE, DISTRICT OF COLUMBIA, FLORIDA, GEORGIA, HAWAII, IDAHO, ILLINOIS, INDIANA, IOWA, KANSAS, KENTUCKY, LOUISIANA, MAINE, MASSACHUSETTS, MICHIGAN, MINNESOTA, MISSISSIPPI, MISSOURI, MONTANA, NEBRASKA, NEVADA, NEW HAMPSHIRE, NEW MEXICO, NORTH CAROLINA, NORTH DAKOTA, OHIO, OKLAHOMA, RHODE ISLAND, SOUTH CAROLINA, SOUTH DAKOTA, TENNESSEE, VERMONT, VIRGINIA, WEST VIRGINIA, AND WYOMING.

In Category 1 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for selected periods of time from one to ten years. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. The DCA One Year
Guarantee Period has not yet been approved in all states and the Guaranteed Interest Options may not be available in all states. Contact the Company for information on its availability in your state.

The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates guaranteed for the selected period of time from one to ten years. The principal, after deductions, is also guaranteed, The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1933 Act. Therefore, neither the Company's General Account, the Guaranteed Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


Guaranteed Interest Option Value

The portion of the Contract Value allocated to the Guaranteed Interest Option is the Guaranteed Interest Option value which is credited with interest, as described below. The Guaranteed Interest Option value reflects interest credited to Contract Value in Guarantee Periods, Net Purchase Payments allocated to or Contract Value transferred to Guarantee Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods (including related interest adjustments) and charges assessed in connection with the Contract. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. The Company may offer one or more Guarantee Periods of one to ten years' duration at any time but will always offer a Guarantee Period of one year. The Company will publish an effective annual interest rate applicable to each Guarantee Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Guarantee Period are guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual rate of 3%.


Guarantee Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of years in the Guarantee Period have elapsed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the Guarantee Period is the expiration date for the Guarantee Period. Owners may not select Guarantee Periods with expiration dates later than the Contract's current Annuity Date. During the 30-day period prior to the expiration of a Guarantee Period, the Owner may transfer the Guarantee Amount related to that Guarantee Period to any new Guarantee Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of the DCA One Year Guarantee Period, any amount remaining in the account will be transferred to the Money Market Subaccount if other instructions are not received from the Owner. If, at the expiration of a Guarantee Period, less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period. For Guarantee Periods other than the DCA One Year Guarantee Period, the Company will notify Owners of the available Guarantee Periods and Subaccounts 30 days prior to the expiration of a Guarantee Period.


If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another Guarantee Period of the same duration as the expiring period. If no Guarantee Period of equal duration is available at that time, the Company will reinvest the Guarantee Amount in the next shortest Guarantee Period available. If either of such default Guarantee Periods would extend beyond the Annuity Date of the Contract, the Company will reinvest the Guarantee Amount in the Guarantee Period of the longest duration that expires before the Annuity Date.

The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.

Net Purchase Payment Preservation Program


An Owner may elect to allocate the initial Net Purchase Payment under a Contract between the Guaranteed Interest Option, other than the DCA One Year Guarantee Period, and the Variable Account in such a manner that the portion of the initial Net Purchase Payment, when allocated to the appropriate Guarantee Period, will earn a guaranteed return (if left in that Guarantee Period until the expiration of the period) such that, at the end of the Guarantee Period, the Guarantee Amount equals the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will inform an Owner of the portion of any Net Purchase Payment that must be allocated to a particular Guarantee Period to achieve this result.


Interest Adjustment

The Company will impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from a Guarantee Period (other than the DCA One Year Guarantee Period) prior to the expiration of the period except when such a withdrawal, surrender or annuitization occurs during the 30-day period prior to the expiration of the period. The interest adjustment is calculated by multiplying the amount surrendered, withdrawn or annuitized by the following factor:


                              0.70 x (I - J) x n/12

         Where:

                  I   =    the guaranteed interest rate then being offered for a
                           new  Guarantee  Period  equal in duration and type to
                           the period from which the  Guarantee  Amount is being
                           withdrawn,  surrendered or annuitized. If a Guarantee
                           Period of such  duration  is not being  offered,  "I"
                           equals the  linear  interpolation  of the  guaranteed
                           rates for periods then  available.  If the  Guarantee
                           Periods needed to perform the  interpolation  are not
                           being  offered,  "I" equals the  interest  rate being
                           paid  on  the  Treasury   Constant   Maturity  Series
                           published by the Federal  Reserve  Board for Treasury
                           securities  with  remaining  maturities  equal to the
                           duration of the appropriate Guarantee Period plus the
                           interest  adjustment  reference  factor  shown on the
                           Contract  data  page.  If  no  published   rates  are
                           available for maturities equal to the duration of the appropriate Guarantee Period, linear interpolation of other published rates will be used.


                  J   =    the  guaranteed  interest rate then being credited to
                           the Guarantee Amount being withdrawn, surrendered or annuitized.

                  n   =    the number of  complete  months  remaining  until the
                           expiration of the Guarantee Period.

The interest adjustment will reflect the relationship between I, J and n. At a time when I exceeds J, the interest adjustment will reduce the portion of any Guarantee Amount available for withdrawal, surrender or annuitization. At a time when J exceeds I, the interest adjustment will increase the portion of any Guarantee Amount available for withdrawal, surrender or annuitization. Moreover, the interest adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Guarantee Amount at the beginning of any Guarantee Period.

The interest adjustment is calculated separately for each Guarantee Amount and is applied before any surrender charge. Owners must instruct the Company as to which Guarantee Periods should be withdrawn or surrendered. Within any Guarantee Period, Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Guaranteed Interest Option value by the Company as fees or charges. In addition, the sum of the surrender charge and interest adjustment for a Guarantee Amount withdrawn or surrendered will not exceed 10% of the Guarantee Amount withdrawn or surrendered.

Any applicable interest adjustment(s) will be deducted from or added to the remaining Guarantee Amount(s), if any, or from all remaining Guarantee Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Guarantee Amount, the Guaranteed Interest Option value would be insufficient to permit the deduction of the interest adjustment from any remaining Guarantee Amounts, then the Company will not permit the partial withdrawal.


The imposition of an interest adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Category 2

THE COMPANY, IN CATEGORY TWO STATES, OFFERS GUARANTEE PERIODS OF ONE YEAR AND NO INTEREST ADJUSTMENT IS IMPOSED. CATEGORY TWO STATES ARE: PENNSYLVANIA, TEXAS, UTAH AND WISCONSIN.

In Category 2 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed
Interest Option for one year periods. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. The DCA One Year Guarantee Period has not yet been approved in all states and the Guaranteed Interest Options may not be available in all states. Contact the Company for information on its availability in your state.

The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates guaranteed for one year. The principal, after deductions, is also guaranteed, The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.


The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Guaranteed Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value


The Guaranteed Interest Option value is the portion of the Contract Value allocated to the Guaranteed Interest Option. The Guaranteed Interest Option value reflects Net Purchase Payments allocated to and Contract Value transferred to Guarantee Periods, interest credited to Contract Value in Guarantee Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods and charges assessed in connection with the Contract. Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.


Guarantee Periods

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at a specific rate guaranteed for the following one year period. The one year period is known as a Guarantee Period. The Company will publish the effective annual interest rate applicable to each Guarantee Period. Net Purchase Payments allocated and Contract Value transferred to a Guarantee Period are guaranteed to earn that rate of interest during the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rate will always be equal to or greater than an effective annual rate of 3%.

A Guarantee Period begins as of the date Net Purchase Payments or transfers of Contract Value are made to the Guarantee Account and ends when 365 days have passed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the 365 day period is the expiration date for the Guarantee Period. During the 30-day period prior to the expiration date, the Owner may transfer the Guarantee Amount related to that Guarantee Period to a new one year Guarantee Period or to any Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of a DCA One Year Guarantee Period, any amount remaining will be transferred to the Money Market Subaccount. For Guarantee Periods other than the DCA One Year Guarantee Period, thirty days prior to the expiration of a Guarantee Period, the Company will notify Owners of the interest rates applicable to the upcoming Guarantee Period. If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another one year Guarantee Period at the guaranteed rate then offered. If less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period.


The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. Current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.


The Company will not impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from the Guaranteed Interest Option.


Net Purchase Payment Preservation Program


An Owner may elect to allocate the initial Net Purchase Payment under a Contract between the one year Guaranteed Period and the Variable Account in such a manner that the portion of the initial Net Purchase Payment allocated to the Guarantee Period will earn a guaranteed return (if left in the Guarantee Period until the expiration date) such that, at the end of the Guarantee Period, the Guarantee Amount will equal the initial Net Purchase Payment. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. This permits the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will inform an Owner of the portion of any initial Net Purchase Payment that must be allocated to a one year Guarantee Period to achieve this result.


Category 3


THE COMPANY DOES NOT INTEND TO OFFER A GUARANTEED INTEREST OPTION IN CATEGORY THREE STATES. CATEGORY THREE STATES ARE: MARYLAND, NEW JERSEY, OREGON AND WASHINGTON.


CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)


General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial withdrawal or surrender is made before the Annuity Date. Also, a surrender charge is deducted from amounts applied to annuity payment option 1. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.)


In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough to cover such expenses, the excess will be retained by the Company.

Charge for Partial Withdrawal or Surrender. A charge is imposed on the partial withdrawal or surrender of purchase payments within seven years of their having been received by the Company. The surrender charge is the percentage of each such purchase payment specified in the table below and is separately calculated and applied to each purchase payment at any time when that purchase payment is withdrawn or surrendered. No surrender charge applies to Contract Value in excess of aggregate purchase payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.


Number of Full Years Between
Date of Purchase Payment and       Charge as Percentage
Date of Surrender                   of Purchase Payment

         0                                    7%
         1                                    6%
         2                                    5%
         3                                    4%
         4                                    3%
         5                                    2%
         6                                    1%
         7                                    + 0%

Any applicable surrender charge is deducted pro-rata from the remaining Variable Contract Value in the Subaccounts from which the withdrawal is made or the remaining Guaranteed Interest Option value from the Guarantee Amounts from which the withdrawal is made. If such remaining Variable Contract Value or Guaranteed Interest Option value is insufficient for this purpose, the surrender charge is deducted pro-rata from all Subaccounts and Guarantee Amounts under the Contract.

Amounts Not Subject to Surrender Charge. In each Contract Year, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.


Waiver of Surrender Charge. In most states, the Contract provides that, upon Written Notice from the Owner before the Annuity Date, the surrender charge will be waived on any partial withdrawal or surrender if the Annuitant is confined to a nursing home or hospital (as described in the Contract) or becomes terminally ill (as described in the Contract). This waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. As of May 1, 1997, those states include Kansas, New Jersey, Pennsylvania, and Texas.


Annual Contract Fee

On each Contract Anniversary prior to the Annuity Date, the Company deducts from the Variable Contract Value an annual Contract fee of $30 to reimburse it for administrative expenses relating to the Contract. The fee is deducted from each Subaccount and from the Guaranteed Interest Option based on the proportion that the value of the Subaccount and the Guaranteed Interest Option bear to the total Contract Value. (In Texas and South Carolina, the fee is deducted from each Subaccount based on the proportion that the value of the Subaccount bears to the total Variable Contract Value.) The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon annuitization. After the Annuity Date, the annual Contract fee is deducted from variable annuity payments. The Company does not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Annuity Date when a Contract with a Contract Value of $25,000 or more has been annuitized.

Asset-Based Administration Charge

The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

Transfer Processing Fee

Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract Year. For the purpose of assessing such a transfer fee, each written request would be considered to be one transfer, regardless of the number of Subaccounts or Guarantee Amounts affected by the transfer. The transfer fee would be deducted from the Subaccount or Guarantee Amount from which the transfer is made. If a transfer is made from more than one Subaccount or Guarantee Amount at the same time, the transfer fee would be deducted pro-rata from the remaining Variable Contract Value in such Subaccount(s) or from the remaining Guarantee Amount.


Lost Contract Request

You can obtain a certification of your contract at no charge. There will be a $30 charge for a duplicate contract.


Mortality and Expense Risk Charge

To compensate the Company for assuming mortality and expense risks, the Company deducts a daily mortality and expense risk charge from the assets of the Variable Account. The charge is at a daily rate of 0.003425%. On an annual basis, this equates to 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk).

The mortality risk the Company assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risks undertaken by the Company, the Company will bear the shortfall. Conversely, if the charge proves more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of sales expenses. Fund Expenses


Because the Variable Account purchases shares or units of the various Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. (See EXPENSE TABLES and the accompanying current prospectuses for Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund.)


Premium Taxes

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes. The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from adjusted Contract Value upon application to an annuity payment option, or (d) upon payment of a death benefit. The Company will forward payment to the taxing jurisdiction when required by law. Although the Company reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority, currently the Company does not deduct premium tax from the Owner's Contract Value until the Contract is annuitized. (In Pennsylvania, premium tax is also deducted when the Contract is terminated by surrender or death.)


The Company, upon request, will provide current premium tax rates. To obtain this information, contact the Company at the address and telephone number shown on the first page of this prospectus. As of January 1, 1997, the Contracts offered by this Prospectus were subject to tax in the states shown below:


============================= ------------- =============
                              Non-Qualified
State                                       Qualified
============================= ============= =============
California                    2.35%         0.50%
District of Columbia          2.25%         2.25%
Kansas                        2.00%         0.00%
Kentucky                      2.00%         2.00%
Nevada                        3.50%         0.00%
South Dakota                  1.25%         0.00%
West Virginia                 1.00%         1.00%
Wyoming                       1.00%         0.00%
============================= ============= =============


Other Taxes

Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from Surrender Value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.


                             ANNUITY PAYMENT OPTIONS

Election of Annuity Payment Options


On the Annuity Date, the adjusted Contract Value will be applied under an annuity payment option, unless the Owner elects to receive the Surrender Value in a single sum. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.) If an election of an annuity payment option is not on file at the Company's Home Office on the Annuity Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An annuity payment option may be elected, revoked, or changed by the Owner at any time before the Annuity Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Notice signed by the Owner and/or Beneficiary, as appropriate. The Owner may elect to apply any portion of the adjusted Contract Value to provide either variable annuity payments or fixed annuity payments or a combination of both.


Prior to the Annuity Date, the Owner can apply the entire Surrender Value under an annuity payment option, or a Beneficiary can apply the death benefit under an annuity payment option. The annuity payment options available are described below.

The Company reserves the right to refuse the election of an annuity payment option other than paying the adjusted Contract Value in a lump sum if the total amount applied to an annuity payment option would be less than $2,500, or each annuity payment would be less than $25.00.

Fixed Annuity Payments

Fixed annuity payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. The amount of each payment depends only on the form and duration of the annuity payment option chosen, the age of the Annuitant, the sex of the Annuitant (if applicable), the amount applied to purchase the annuity payments and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. The Company may, in its sole discretion, make annuity payments in an amount based on a higher interest rate.

Variable Annuity Payments

The dollar amount of the first variable annuity payment is determined in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a particular annuity payment option, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming such fixed payment is based on the minimum guaranteed 3.5% interest rate) would be the same. Variable annuity payments after the first payment are similar to fixed annuity payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable annuity payments through the use of Annuity Units. The amount of the first variable annuity payment associated with each Subaccount is applied to purchase Annuity Units at the Annuity Unit value for the Subaccount on the Annuity Date. The number of Annuity Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Annuity Units is made as described below. Each Subaccount has a separate Annuity Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of Annuity Units under a Contract of a particular Subaccount by the Annuity Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Annuity Date, a Payee may change the selected Subaccount(s) by Written Notice up to four times per Contract Year. Such a change will be made by exchanging Annuity Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Annuity Unit value calculations and variable annuity payment calculations.

Description of Annuity Payment Options

Option 1 - Interest Income. (Fixed Annuity Payments Only) The proceeds are left with the Company to earn interest at a compound annual rate to be determined by the Company but not less than 3.5%. Interest will be paid every month or every 12 months as the Owner or Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2 - Income For a Fixed Term. (Fixed Annuity Payments Only) The proceeds are paid out in equal monthly installments for a fixed number of years between 5 and 30. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3A - Life Income With Specified Number of Years Guaranteed. The proceeds are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Life Income With Special Specified Number of Years Guaranteed. (Fixed Annuity Payments Only) The same as Option 3A except that the specified number of years selected is at least that which is necessary for the total of all guaranteed payments to equal the amount of proceed applied under this option.

Option 3C - Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Payee. Under this option, a Payee could receive only one payment if the Annuitant dies after the first payment, two payments if the Annuitant dies after the second payment, etc.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, sex). Age will be determined from the last birthday at the due date of the first payment.

Alternate Payment Option. In lieu of one of the above options, the adjusted Contract Value or death benefit, as applicable, may be applied to any other payment option made available by the Company or requested and agreed to by the Company.

                            YIELDS AND TOTAL RETURNS

From time to time, the Company may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. The Company also may, from time to time, advertise or include in sales literature Subaccount performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Fund. The performance of a Fund in part reflects its expenses. See the prospectuses for the Funds.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each month over a 12-month period and is shown as a percentage of the investment.

The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time. For periods prior to the date the Variable Account commenced operations, performance information will be calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. When a Subaccount or Fund has been in operation for one, five, and ten years, respectively, the total returns for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, the Company may from time to time disclose cumulative total returns for Contracts funded by Subaccounts.

From time to time, yields, standard average annual total returns, and non-standard total returns for the Funds may be disclosed, including such disclosures for periods prior to the date the Variable Account commenced operations.

Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

In advertising and sales literature, the performance of each Subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS's rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which Funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

 Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for transaction costs or expenses of operating and managing an investment portfolio. The Lehman Bond Indexes represent unmanaged groups of securities of various issuers and terms to maturity which are representative of bond market performance. The Consumer Price Index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service. Other independent ranking services and indices may also be used for performance comparisons.

The Company may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested on a tax-deferred basis which can lead to substantial long-term accumulation of assets, provided that the Subaccount investment experience is positive.


                               FEDERAL TAX MATTERS

                     The Following Discussion is General and
                          Is Not Intended as Tax Advice

Introduction

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity Contract issued by the Company. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified
Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contractowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Owner of a Contract has the choice of one or more Subaccounts in which to allocate Net Purchase Payments and Contract Values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in an Owner being treated as the Owner of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contractowner from being considered the Owner of the assets of the Variable Account.

Required  Distributions.  In order to be  treated  as an  annuity  contract  for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated annuitant" and which is distributed over the life of such annuitant or over a period not extending beyond the life expectancy of that annuitant, provided that such distributions begin within one year of that owner's death. The owner's "designated annuitant" is the person designated by such owner as an annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated annuitant" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Taxation of Annuities


The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.


In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity contract Owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.


In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. With respect to a Non-Qualified Contract, partial withdrawals are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Contract Value immediately before a partial withdrawal may have to be increased by any positive interest adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of interest adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an interest adjustment. Surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."


Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

         (1)      made on or after the taxpayer reaches age 59 1/2;

         (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

         (3)      attributable to the taxpayer's becoming disabled;

         (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

         (5)      made  under  certain   annuities  issued  in  connection  with
                  structured settlement agreements; and

         (6) made under an annuity contract that is purchased with a single purchase payment when the Annuity Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the annuity payment period.

Other  tax  penalties  may  apply to  certain  distributions  under a  Qualified
Contract.

Possible Changes in Taxation. In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Congress may consider more proposed legislation regarding taxation of annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

Withholding

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally may elect not to have tax withheld from distributions. Effective
January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Certain states also require withholding of state income tax whenever federal income tax is withheld.

Multiple Contracts

All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). The effects of this rule are not yet clear; however, it could affect the point where income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, a contractowner should consult a competent tax adviser before purchasing more than one annuity Contract.

Taxation of Qualified Plans


The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contractowners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plans.


Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.

Tax Sheltered Annuities.  Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (social security) tax. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan.

Certain Deferred Compensation Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts distributed under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Possible Charge for the Company's Taxes

At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


                          DISTRIBUTION OF THE CONTRACTS

The Contracts will be offered to the public on a continuous basis. The Company does not anticipate discontinuing the offering of the Contracts, but reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell the Company's variable annuity Contracts and who are also registered representatives of CUNA Brokerage or broker-dealers having selling agreements with CUNA Brokerage or broker-dealers having selling agreements with such broker-dealers. CUNA Brokerage is an indirect wholly-owned subsidiary of CUNA Mutual and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

CUNA Brokerage acts as the principal underwriter, as defined in the Act, of the Contracts for the Variable Account pursuant to an underwriting agreement between the Company and CUNA Brokerage. CUNA Brokerage is not obligated to sell any specific number of Contracts. CUNA Brokerage maintains an Office of Supervisory Jurisdiction at the same address as the Company. CUNA Brokerage's principal business address is the same as that of CUNA Mutual.


The Company may pay sales commissions to broker-dealers up to an amount equal to 6% of the purchase payments paid under a Contract. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. The Company also may pay other distribution expenses such as agents' insurance and pension benefits, agency expense allowances, and overhead attributable to distribution. In addition, the Company may from time to time pay or allow additional promotional incentives in the form of cash or other compensation. These distribution expenses do not result in any additional charges under the Contracts that are not described under CHARGES AND DEDUCTIONS.



                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                                  VOTING RIGHTS

In accordance with its view of current applicable law, the Company will vote Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or the Company otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. Prior to the Annuity Date, an Owner holds a voting interest in each Subaccount to which the Contract Value is allocated. After the Annuity Date, the Annuitant has a voting interest in each Subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. For each Annuitant, the number of votes attributable to a Subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.5% assumed investment rate used in determining the number of Annuity Units of that Subaccount credited to the Annuitant's Contract and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

Fund shares for which no timely instructions are received and shares held by the Company in a Subaccount for which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                                COMPANY HOLIDAYS

The Company is closed on the following holidays: (1) for Thanksgiving, the day immediately following; (2) for Christmas, the final scheduled work day preceding; and (3) for New Year's Day and Independence Day, the day itself if those days fall Monday through Friday, the day immediately preceding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

                              FINANCIAL STATEMENTS


The audited financial statements of the Variable Account as of December 31, 1996, including a statement of assets and liabilities, a statement of operations for the year then ended, a statement of changes in net assets for the year ended 12/31/96 and for the year ended 12/31/95, and accompanying notes, are included in the Statement of Additional Information.

The audited balance sheets for the Company as of December 31, 1996 and 1995 and the related statutory basis statements of operations, changes in net worth, and cash flows for the years ended December 31, 1996, 1995, and 1994 as well as the Independent Auditors' Report are contained in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS...........................................1
   The Contract..........................................................1
   Incontestability......................................................1
   Misstatement of Age or Sex............................................1
   Participation.........................................................1

CALCULATION OF YIELDS AND TOTAL RETURNS..................................1
   Money Market Subaccount Yields........................................1
   Other Subaccount Yields...............................................2
   Average Annual Total Returns..........................................3
   Other Total Returns...................................................4
   Effect of the Annual Contract Fee on Performance Data.................5

VARIABLE ANNUITY PAYMENTS................................................5
   Assumed Investment Rate...............................................5
   Amount of Variable Annuity Payments...................................5
   Annuity Unit Value....................................................6

TERMINATION OF PARTICIPATION AGREEMENTS..................................6
   T. Rowe Price International Series, Inc...............................7
   MFS Variable Insurance Trust..........................................7
   Oppenheimer Variable Account Funds....................................7
   Templeton Variable Products Series Fund...............................7

LEGAL MATTERS............................................................7

EXPERTS..................................................................7

OTHER INFORMATION........................................................8

FINANCIAL STATEMENTS.....................................................8
   CUNA Mutual Life Variable Annuity Account.............................9
   CUNA Mutual Life Insurance Company....................................9


You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling the Company at the address or telephone number shown at the beginning of this Prospectus.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                       CUNA Mutual Life Insurance Company

                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800)-798-5500


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT


         Individual Flexible Premium Deferred Variable Annuity Contract


This Statement of Additional Information contains information in addition to the information described in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract and Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM ("MFS Variable Insurance Trust") Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.


                                   May 1, 1997

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS










ADDITIONAL CONTRACT PROVISIONS............................................1

The Contract..............................................................1
Incontestability..........................................................1
Misstatement of Age or Sex................................................1
Participation.............................................................1

CALCULATION OF YIELDS AND TOTAL RETURNS...................................1

Money Market Subaccount Yields............................................1
Other Subaccount Yields...................................................2
Average Annual Total Returns..............................................3
Other Total Returns.......................................................4
Effect of the Annual Contract Fee on Performance Data.....................5

VARIABLE ANNUITY PAYMENTS.................................................5

Assumed Investment Rate...................................................5
Amount of Variable Annuity Payments.......................................5
Annuity Unit Value........................................................6

TERMINATION OF PARTICIPATION AGREEMENTS...................................6

T. Rowe Price International Series, Inc...................................7
MFS Variable Insurance Trust..............................................7
Oppenheimer Variable Account Funds........................................7
Templeton Variable Products Series Fund...................................7

LEGAL MATTERS.............................................................7


EXPERTS...................................................................7


OTHER INFORMATION.........................................................8


FINANCIAL STATEMENTS......................................................8

CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT.................................9
CUNA MUTUAL LIFE INSURANCE COMPANY.......................................19

                         ADDITIONAL CONTRACT PROVISIONS


The Contract

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability

The Company will not contest the Contract.

Misstatement of Age or Sex

If the age or sex (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

Participation

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each annuity payment.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Money Market Subaccount Yields

From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Ultra Series Fund's Money Market Fund or on that Fund's portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual Contract fee; 2) the mortality and expense risk charge; and (3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit Contract fee is used based on the $30 annual Contract fee deducted at the end of each Contract Year. Current Yield is calculated according to the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

         Where:

         NCS      =        the net  change in the  value of the  Money  Market
                           Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1
                           Subaccount unit.

         ES       =        per unit expenses  attributable  to the  hypothetical
                           account for the seven-day period.

         UV       =    the unit value for the first day of the seven-day period.


         Effective yield  =  (1 + ((NCS-ES)/UV)) 365/7 -  1


         Where:

         NCS  =   the  net  change  in  the  value  of  the  Money  Market  Fund
                  (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES  =    per unit expenses attributable to the hypothetical account for the seven-day period.

         UV  =    the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and the Money Market Fund's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the seven years subsequent to each payment being made. A surrender charge will not be imposed upon surrender or partial withdrawal in any Contract Year on an amount equal to 10% of the aggregate purchase payments subject to the surrender charge as of the time of the first withdrawal or surrender in that Contract Year.

Other Subaccount Yields

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by
2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the annual contract fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a contract fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average contract fee based on the average Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

         Yield  =   2 X (((NI - ES)/(U X UV) + 1)6 - 1)

         Where:

         NI  =    net income of the portfolio for the 30-day or one-month period attributable to the Subaccount's units.

         ES  =    expenses of the Subaccount for the 30-day or one-month period.

         U   =    the average number of units outstanding.

         UV  =    the unit value at the close  (highest)  of the last day in the
                  30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

The yield on the amounts held in the Subaccounts normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and that Fund's operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the seven years subsequent to each payment being made. A surrender charge will not be imposed upon surrender or partial withdrawal in any Contract Year on an amount equal to 10% of the aggregate purchase payments subject to the surrender charge as of the time of the first withdrawal or surrender in that Contract Year.

Average Annual Total Returns

From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annual Contract fee. The calculation assumes that the Contract fee is $30 per year per Contract deducted at the end of each Contract year. For purposes of calculating average annual total return, an average per-dollar per-day Contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than eight years. The total return is calculated according to the following formula:

         TR       =        ((ERV/P)1/N) - 1

         Where:

         TR       =        the average  annual  total  return net of  Subaccount
                           recurring charges.

         ERV      =        the ending  redeemable value (net of any applicable
                           surrender charge) of the hypothetical account at the end of the period.

         P        =        a hypothetical initial payment of $1,000.

         N        =        the number of years in the period.


Such average annual total return information for the Subaccounts is as follows:


                                            Period Since Inception

         Subaccount             6/30/94 to 12/31/96   12/31/95 to 12/31/96

         Capital Appreciation            16.83%              13.32%
         Growth and Income               16.56%              13.93%
         Balanced                         9.14%               2.88%
         Bond                             3.88%              (5.01)%
         Money Market                     1.63%              (3.01)%
         International Stock              7.00%               6.70%
         World Governments                4.10%              (3.86)%
         Emerging Growth*                (8.23)%             (8.23)%

         *  For the period 05/01/96 through 12/31/96

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Variable Account or any Subaccount commenced operations. The Growth & Income, Balanced, Bond, and Money Market Funds commenced operations in January 1985. The Capital Appreciation Fund commenced operations in January 1994. The International Stock Portfolio of the
T. Rowe Price International Series, Inc. commenced operations in March of 1994. The MFS(R) World Governments SeriesSM ("MFS World Governments Series") and MFS(R) Emerging Growth SeriesSM ("MFS Emerging Growth Series") of the MFS Variable Insurance Trust commenced operations in June of 1994 and July of 1995, respectively. The Oppenheimer High Income Fund ("Oppenheimer High Income Fund") commenced operations in 1986. The Templeton Developing Markets Fund: Class 2 (Templeton Developing Markets Fund: Class 2") commenced operations in 1997.


Performance information for the Subaccounts for periods prior to the inception of the Variable Account is calculated according to the formula shown on the previous page, based on the performance of the Funds and the assumption that the corresponding Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

Such average annual total return information for the Subaccounts is as follows:

                                            For the           For the           For the          For the period
                                            1-year            5-year            10-Year          from date
                                            period            period            period           of inception
                                            ended             ended             ended            of fund to

         Subaccount                         12/31/96          12/31/96          12/31/96         12/31/96
         ----------                         --------          --------          ---------        ----------
         Capital Appreciation                 13.32             N/A               N/A             15.85
         Growth and Income                    13.93            12.74             11.99            12.77
         Balanced                              2.88             7.66              8.80             9.81
         Bond                                 (5.01)            4.02              5.88             7.09
         Money Market                         (3.01)            1.80              3.89             4.13


Other Total Returns

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

Such average annual total return information for the Subaccounts is as follows:

                                   Period Since Inception
         Subaccount                6/30/94 to 12/31/96      12/31/95 to 12/31/96

         Capital Appreciation         18.18%                     19.62%
         Growth and Income            17.91%                     20.23%
         Balanced                     10.64%                      9.18%
         Bond                          5.50%                      1.29%
         Money Market                  3.30%                      3.29%
         International Stock           8.54%                     13.00%
         World Governments             5.71%                      2.44%
         Emerging Growth*              1.08%                      1.08%

*For the period 05/01/96 through 12/31/96.

The chart below corresponds to the chart on the previous page showing returns for periods prior to the date the Variable Account commenced operations, except that the chart below does not reflect the surrender charge. Such average annual total return information for the Subaccounts is as follows:


                          For the       For the      For the      For the period
                          1-year        5-year       10-Year        from date
                          period        period       period       of inception
                          ended         ended        ended          of fund to

                         12/31/96       12/31/96     12/31/96         12/31/96
                        ----------      --------     --------        ---------

Capital Appreciation         19.62         N/A          N/A          16.96
Growth and Income            20.23        13.07        11.99         12.77
Balanced                      9.18         8.06         8.80          9.81
Bond                          1.29         4.47         5.88          7.09
Money Market                  3.29         2.30         3.89          4.13


The  Company may  disclose  cumulative  total  returns in  conjunction  with the
standard  formats   described  above.  The  cumulative  total  returns  will  be calculated using the following formula:

         CTR      =        (ERV/P) - 1

         Where:

         CTR      =        The  cumulative  total  return  net  of  Subaccount
                           recurring charges for the period.

         ERV      =        The  ending  redeemable  value  of  the  hypothetical
                           investment at the end of the period.

         P        =        A hypothetical single payment of $1,000.

Effect of the Annual Contract Fee on Performance Data

The Contract provides for a $30 annual Contract fee to be deducted annually at the end of each Contract Year, from the Subaccounts based on the proportion of the Variable Contract Value invested in each such Subaccount. For purposes of reflecting the Contract fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Variable Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                            VARIABLE ANNUITY PAYMENTS

Assumed Investment Rate

The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Variable Account or of any Subaccount.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Date, the annuity payment option selected, and the age and sex (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable annuity payment derived from a Subaccount is divided by the Annuity Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Annuity Units for Annuity Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable annuity payment derived from each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount attributable to that Contract by the value of such Annuity Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Annuity Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable annuity payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

Annuity Unit Value

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Annuity Unit value for each Subaccount's first Valuation Period was set at $100. The Annuity Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

         (1)      is the  Accumulation  Unit  value  for the  current  Valuation
                  Period;

         (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

         (3) is the Annuity Unit value for the immediately preceding Valuation Period; and

         (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable annuity payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of several variable annuity payments based on one Subaccount.

                Illustration of Calculation of Annuity Unit Value

1.  Accumulation Unit value for current Valuation Period                                      12.56
2.  Accumulation Unit value for immediately preceding Valuation Period                        12.55
3.  Annuity Unit value for immediately preceding Valuation Period                            103.41
4.  Factor to compensate for the assumed investment rate of 3.5%                               0.99990575
5.  Annuity Unit value of current Valuation Period ((1) / (2)) x (3) x (4)                   103.48

                    Illustration of Variable Annuity Payments

1.   Number of Accumulation Units at Annuity Date                                          1,000.00
2.   Accumulation Unit value                                                                 $18.00
3.   Adjusted Contract Value (1)x(2)                                                     $18,000.00
4.   First monthly annuity payment per $1,000 of adjusted Contract Value                      $5.63
5.   First monthly annuity payment (3)x(4)1,000                                             $101.34
6.   Annuity Unit value                                                                      $98.00
7.   Number of Annuity Units (5),(6)                                                          1.034
8.   Assume Annuity Unit value for second month equal to                                     $99.70
9.   Second monthly annuity payment (7)x(8)                                                 $103.09
10.  Assume Annuity Unit value for third month equal to                                      $95.30
11.  Third monthly annuity payment (7)x(10)                                                  $98.54

                     TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

T. Rowe Price International Series, Inc.

The agreement between the Company and T. Rowe Price International Series, Inc. (and its principal underwriter) provides for termination as it applies to any Fund covered by the agreement: (1) by any party upon six months prior written notice to the other parties or in the event that (subject to certain conditions) formal proceedings are initiated against any other party by the SEC or another regulator or in the event that any other party suffers a material adverse change in its business, operations, financial condition or prospects or suffers material adverse publicity, (2) by the Company upon Written Notice to the other parties if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in conformity with applicable laws or such laws preclude the use of such shares as investment media for the Contracts, (3) by the Company upon Written Notice to the other parties in the event that the Fund fails to meet certain Code requirements described in the agreement, (4) by T. Rowe Price International
Series, Inc. or its principal underwriter upon 45 days written notice to the Company, and (5) by T. Rowe Price International Series, Inc. or its principal underwriter upon written notice to the Company in the event that the Contracts fail to meet certain Code requirements described in the agreement.

MFS Variable Insurance Trust


The agreement between the Company and MFS Variable Insurance Trust (and its investment adviser) provides for termination as it applies to any Fund covered by the agreement: (1) by any party upon six months prior written notice to the other parties, or in the event that (subject to certain conditions) formal proceedings are initiated against any other party by the SEC or another regulator, or (subject to certain conditions) in the event that the Company should substitute shares of another Fund for the Fund, (2) by any party upon written notice to the other parties in the event that any other party suffers a material adverse change in its business, operations, financial condition or prospects or suffers material adverse publicity, or in the event that another party materially breaches any provision of the agreement, (3) by the Company upon prompt written notice to the other parties if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not appropriate funding vehicles for the Contracts, and (4) upon assignment of the agreement by any party unless the other parties agree in writing to the assignment.


Oppenheimer Variable Account Funds

The agreement between the Company and Oppenheimer Variable Account Funds (and its investment adviser) provides for termination as it applies to any Fund covered by the agreement: (1) by any party upon six months prior written notice to the other parties, or in the event that (subject to certain conditions) formal proceedings are initiated against any other party, (2) by the Company upon prompt written notice to the other parties if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not appropriate funding vehicles for the Contracts, and (3) by Oppenheimer Variable Account Funds upon six months written notice if it determines an irreconcilable material conflict cannot be remedied.

Templeton Variable Products Series Fund

Generally, the agreement between the Company and Templeton Variable Products Series Fund (and its principal underwriter) provides for termination as it applies to any Fund covered by the agreement: (1) by any party in its entirety or with respect to one, some or all portfolios or any reason by sixty (60) days advance written notice delivered to the other parties, (2) by any party upon written notice to the other parties in the event that any other party suffers a material adverse change in its business, operations, financial condition or prospects or suffers material adverse publicity, or in the event that another party materially breaches any provision of the agreement, (3) by Templeton Variable Products Series Fund or its principal underwriter upon 45 days written notice to the Company, and (4) upon assignment of the agreement by any party unless the other parties agree in writing to the assignment. This is a summary only; other provisions and conditions may apply.


                                  LEGAL MATTERS

All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Barbara L. Secor, Esquire, Assistant Vice President and Associate General Counsel of the Company.

                                     EXPERTS


The financial statements of the Variable Account as of December 31, 1996, including a statement of assets and liabilities, a statement of operations, a statement of changes in net assets, and accompanying notes, which are included in this Statement of Additional Information and in the registration statement, have been audited by KPMG Peat Marwick LLP, independent auditors, as set forth in their report herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

The balance sheets of the Company as of December 31, 1996 and 1995 and the related statements of operations, changes in capital and surplus, and cash flows for the years ended December 31, 1996, 1995 and 1994, which are included in this Statement of Additional Information and in the registration statement, have been audited by KPMG Peat Marwick LLP, independent auditors, as set forth in their report herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

The report of KPMG Peat Marwick LLP covering the December 31, 1996, financial statements contains an explanatory paragraph that states that the Company prepared the financial statements using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. Also as discussed in note 1 to the financial statements, the Company changed its method of accounting for mortgage loan foreclosure losses in 1995.


                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


The audited  financial  statements  of the  Variable  Account as of December 31,
1996, including a statement of assets and liabilities, a statement of operations, a statement of changes in net assets, and accompanying notes, are included in this Statement of Additional Information.

The Company's balance sheets as of December 31, 1996 and 1995, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years ended December 31, 1996, 1995, and 1994, as well as the Independent Auditor's Reports, which are included in this Statement of Additional Information, should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1996


                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)

Capital Appreciation Stock Fund,
   4,757,746 shares at net asset
   value of $14.60 per share
   (cost $61,156,372)                 $69,455,056   $             --       $          --      $           --      $           --

Growth and Income Stock Fund,
   6,153,543 shares at net asset
   value of $21.32 per share
   (cost $116,294,147)                         --         131,212,651                 --                  --                  --

Balanced Fund, 6,634,711 shares
   at net asset value of $15.29
   per share (cost $97,730,147)                --                  --        101,428,944                  --                  --

Bond Fund, 1,881,581 shares
   at net asset value of $10.33
   per share (cost $19,515,665)                --                  --                 --          19,430,968                  --

Money Market Fund, 16,285,312
   shares at net asset value of
   $1.00 per share
   (cost $16,285,312)                          --                  --                 --                  --          16,285,312
                                       ----------          ----------         ----------          ----------          ----------
     Total assets                      69,455,056         131,212,651        101,428,944          19,430,968          16,285,312
                                       ----------          ----------         ----------          ----------          ----------
Liabilities:
Accrued adverse mortality and
   expense charges                         11,912              22,579             17,404               3,296               2,826
Other accrued expenses                      1,429               2,709              2,088                 396                 339
                                       ----------          ----------         ----------          ----------          ----------
     Total liabilities                     13,341              25,288             19,492               3,692               3,165
                                       ----------          ----------         ----------          ----------          ----------
     Net assets                       $69,441,715        $131,187,363       $101,409,452         $19,427,276         $16,282,147
                                       ==========          ==========         ==========          ==========          ==========
     Units outstanding
     (note 5 and note 6)                4,495,720           8,541,383          7,783,833           1,686,539           1,492,704
                                       ==========          ==========         ==========          ==========          ==========
     Net asset value per unit              $15.45              $15.36             $13.03              $11.52              $10.91
                                       ==========          ==========         ==========          ==========          ==========


See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1996


                                      International           World             Emerging
                                          Stock            Governments           Growth
Assets:                                Subaccount          Subaccount          Subaccount*
Investments in Ultra Series Fund:
   (note 2)

Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   2,632,817 shares at net asset
   value of $12.64 per share
   (cost $30,014,815)                 $33,278,810      $           --     $           --

Investments in MFSAE Variable
  Insurance TrustSM:
   World Governments Series,
   1,131,677 shares at net asset
   value of $10.58 per share
   (cost $11,673,106)                          --          11,973,140                 --

Investments in MFSAE Variable
  Insurance TrustSM:
   Emerging Growth Series,
   1,256,485 shares at net asset
   value of $13.24 per share
   (cost $16,525,193)                          --                  --         16,635,864
                                       ----------         -----------        -----------
     Total assets                      33,278,810          11,973,140         16,635,864
                                       ----------         -----------        -----------
Liabilities
Accrued adverse mortality and
   expense charges                          5,641               2,029              2,792
Other accrued expenses                        677                 244                335
                                       ----------         -----------        -----------
     Total liabilities                      6,318               2,273              3,127
                                       ----------         -----------        -----------
     Net assets                       $33,272,492         $11,970,867        $16,632,737
                                       ==========         ===========        ===========
     Units outstanding
      (note 5 and note 6)               2,683,277           1,033,483          1,650,627
                                       ==========         ===========        ===========
     Net asset value per unit              $12.40              $11.58             $10.08
                                       ==========         ===========        ===========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                             Statement of Operations
                                December 31, 1996


                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                      $2,616,414          $4,614,675         $5,018,706            $886,717            $604,948
  Adverse mortality and expense
   charges(note 3)                       (586,069)           (992,029)          (833,237)           (162,630)           (160,532)
  Administrative charges                  (70,328)           (119,043)           (99,988)            (19,516)            (19,264)
                                         --------            --------           --------            --------            --------
  Net investment income (loss)          1,960,017           3,503,603          4,085,481             704,571             425,152
                                         --------            --------           --------            --------            --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Proceeds from sale of securities     1,560,118             206,568            183,878             342,674          21,549,070
   Cost of securities sold             (1,375,699)           (175,373)          (170,464)           (344,619)        (21,549,070)
                                        ---------           ---------           --------            --------            --------
   Net realized gain (loss) on
    security transactions                 184,419              31,195             13,414              (1,945)                 --
  Net change in unrealized
   appreciation or depreciation
   on investments                       6,603,942          13,287,638          2,775,771            (263,632)                 --
                                        ---------           ---------           --------            --------            --------
   Net gain (loss) on investments       6,788,361          13,318,833          2,789,185            (265,577)                 --
                                        ---------           ---------           --------            --------            --------
Net increase (decrease) in net
  assets resulting from operations     $8,748,378         $16,822,436         $6,874,666            $438,994            $425,152
                                        =========           =========           ========            ========            ========


                                      International           World             Emerging
                                          Stock            Governments           Growth
Investment income (loss):              Subaccount          Subaccount          Subaccount*
                                       ----------          ----------          -----------
  Dividend income                        $529,876        $         --           $137,706
  Adverse mortality and expense
   charges (note 3)                      (274,789)           (112,193)           (74,180)
  Administrative charges                  (32,975)            (13,463)            (8,902)
                                         --------            --------           --------
  Net investment income (loss)            222,112            (125,656)            54,624
                                         --------            --------           --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Proceeds from sale of securities        14,375             353,101                 --
   Cost of securities sold                (13,251)           (355,865)                --
                                         --------            --------           --------
   Net realized gain (loss) on
    security transactions                   1,124              (2,764)                --
  Net change in unrealized
  appreciation or depreciation
  on investments                        2,489,462             448,184            110,671
                                        ---------           ---------           --------
   Net gain (loss) on investments       2,490,586             445,420            110,671
                                        ---------           ---------           --------
Net increase (decrease) in net
  assets resulting from operations     $2,712,698            $319,764           $165,295
                                        =========           =========          =========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity).




                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
                     Years Ended December 31, 1996 and 1995


                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                    1996                  1995                          1996                  1995
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $1,960,017              $748,689                     $3,503,603            $2,445,983
  Net realized gain (loss) on
   security transactions                     184,419                 1,478                         31,195                 6,948
  Net change in unrealized appreciation
   or depreciation on investments          6,603,942             1,856,614                     13,287,638             1,848,620
                                          ----------            ----------                     ----------            ----------
    Change in net assets from operations   8,748,378             2,606,781                     16,822,436             4,301,551
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            66,511,107            26,775,941                    112,789,079            34,898,103
  Cost of units repurchased              (31,925,414)           (6,523,112)                   (34,256,064)           (9,194,950)
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                     34,585,693            20,252,829                     78,533,015            25,703,153
                                          ----------            ----------                     ----------            ----------
Increase (decrease) in net assets         43,334,071            22,859,610                     95,355,451            30,004,704
Net assets:
  Beginning of period                     26,107,644             3,248,034                     35,831,912             5,827,208
                                          ----------            ----------                     ----------            ----------
  End of period                          $69,441,715           $26,107,644                   $131,187,363           $35,831,912
                                          ==========            ==========                     ==========            ==========


                                                   BALANCED SUBACCOUNT                                   BOND SUBACCOUNT
Operations:                                    1996                  1995                          1996                  1995
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $4,085,481            $1,717,682                       $704,571              $195,183
  Net realized gain (loss) on
   security transactions                      13,414                 4,302                         (1,945)                3,149
  Net change in unrealized appreciation
   or depreciation on investments          2,775,771             1,148,835                       (263,632)              216,889
                                          ----------            ----------                      ---------             ---------
    Change in net assets from operations   6,874,666             2,870,819                        438,994               415,221
                                          ----------            ----------                      ---------             ---------
Capital unit transactions (note 5):
  Proceeds from sale of units             91,579,338            32,100,084                     20,883,364             7,330,321
  Cost of units repurchased              (29,216,779)           (9,369,392)                    (8,218,653)           (2,685,189)
                                          ----------            ----------                     ----------             ---------
   Change in net assets from capital
    unit transactions                     62,362,559            22,730,692                     12,664,711             4,645,132
                                          ----------            ----------                     ----------             ---------
Increase (decrease) in net assets         69,237,225            25,601,511                     13,103,705             5,060,353
Net assets:
  Beginning of period                     32,172,227             6,570,716                      6,323,571             1,263,218
                                          ----------            ----------                     ----------             ---------
  End of period                         $101,409,452           $32,172,227                    $19,427,276            $6,323,571
                                          ==========            ==========                     ==========             =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
                     Years Ended December 31, 1996 and 1995


                                                 MONEY MARKET SUBACCOUNT                         INTERNATIONAL STOCK SUBACCOUNT
Operations:                                    1996                  1995                          1996                  1995
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $425,152              $192,649                       $222,112              $(80,827)
  Net realized gain (loss) on
   security transactions                          --                    --                          1,124                 3,124
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                      2,489,462               873,668
                                          ----------            ----------                     ----------            ----------
    Change in net assets from operations     425,152               192,649                      2,712,698               795,965
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            71,914,632            26,622,937                     37,340,833            13,898,714
  Cost of units repurchased              (62,787,600)          (22,701,986)                   (18,736,774)           (6,004,541)
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                      9,127,032             3,920,951                     18,604,059             7,894,173
                                          ----------            ----------                     ----------            ----------
  Increase (decrease) in net assets        9,552,184             4,113,600                     21,316,757             8,690,138
Net assets:
  Beginning of period                      6,729,963             2,616,363                     11,955,735             3,265,597
                                          ----------            ----------                     ----------            ----------
  End of period                          $16,282,147            $6,729,963                    $33,272,492           $11,955,735
                                          ==========            ==========                     ==========            ==========


                                              WORLD GOVERNMENTS SUBACCOUNT                        EMERGING GROWTH SUBACCOUNT*
Operations:                                    1996                  1995                          1996
                                               ----                  ----                          ----
  Net investment income (loss)             $(125,656)             $486,265                        $54,624
  Net realized gain (loss) on
   security transactions                      (2,764)               12,038                             --
  Net change in unrealized appreciation
   or depreciation on investments            448,184              (114,274)                       110,671
                                           ---------             ---------                      ---------
    Change in net assets from operations     319,764               384,029                        165,295
                                           ---------             ---------                      ---------
Capital unit transactions (note 5):
  Proceeds from sale of units             14,413,481             7,213,831                     21,632,015
  Cost of units repurchased               (8,476,180)           (3,747,086)                    (5,164,573)
                                           ---------             ---------                      ---------
   Change in net assets from capital
    unit transactions                      5,937,301             3,466,745                     16,467,442
                                           ---------             ---------                      ---------
Increase (decrease) in net assets          6,257,065             3,850,774                     16,632,737
Net assets:
  Beginning of period                      5,713,802             1,863,028                             --
                                           ---------             ---------                      ---------
  End of period                          $11,970,867            $5,713,802                    $16,632,737
                                           =========             =========                      =========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) formerly known as Century Life of America, to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into eight subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra Series Fund, T. Rowe Price International Fund, Inc., MFSAE Variable Insurance TrustSM, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., and MFSAE Variable Insurance TrustSM. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has five funds available as investment options under the Contracts while T. Rowe Price International Fund, Inc. has one and MFSAE Variable Insurance TrustSM has two funds available as an investment option under the Contracts. Ultra Series Fund and MFSAE Variable Insurance TrustSM also have other funds that are not available under the Contracts. All three companies may, in the future, create additional funds that may or may not be available as investment options under the Contracts. Each fund has its own investment objectives and the income, gains and losses for each fund are determined separately for that fund.

     CIMCO Inc. (CIMCO) serves as the Investment Adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Adviser to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFSAE Variable Insurance TrustSM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Fees and Charges

     Organization Costs

     CUNA Mutual Life Insurance Company absorbed all organization expenses of the Variable Account.

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. For each purchase payment, the surrender charge decreases by 1% for each full year that has elapsed since the payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions. for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

     Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.


(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the year ended December 31, 1996, was as follows:

     Capital Appreciation Stock Fund............................   $38,116,184
     Growth and Income Stock Fund...............................    82,264,387
     Balanced Fund..............................................    66,647,750
     Bond Fund..................................................    13,714,928
     Money Market Fund..........................................    31,103,634
     International Stock Portfolio..............................    18,845,494
     World Governments Series...................................     6,166,365
     Emerging Growth............................................    16,525,193
                                                                   -----------
                                                                  $273,383,935
                                                                   ===========


(5)  Unit Activity from Contract Transactions

     Transactions in units of each subaccount of the Variable Account for the years ended December 31, 1995 and 1996, were as follows:

                                          Capital
                                       Appreciation         Growth and                                                    Money
                                           Stock           Income Stock          Balanced              Bond              Market
                                        Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Units outstanding at December 31, 1994     324,922            593,599            664,679             127,666             257,622
Units sold                               2,250,573           2,997,868          2,868,364             676,502           2,565,795
Units repurchased                         (550,906)           (783,591)          (834,994)           (247,419)         (2,185,506)
                                          --------            --------           --------            --------            --------
Units outstanding at December 31, 1995    2,024,589          2,807,876          2,698,049             556,749             637,911
                                          --------            --------           --------            --------            --------
Units sold                               4,725,115           8,201,765          7,449,013           1,861,200           6,697,714
Units repurchased                       (2,253,984)         (2,468,258)        (2,363,229)           (731,410)         (5,842,921)
                                          --------            --------           --------            --------            --------
Units outstanding at December 31, 1996   4,495,720           8,541,383          7,783,833           1,686,539           1,492,704
                                          ========            ========           ========            ========            ========


                                           International           World             Emerging
                                               Stock            Governments           Growth
                                            Subaccount          Subaccount          Subaccount*
Units outstanding at December 31, 1994         326,923            186,155                 --
Units sold                                   1,336,544             663,603
Units repurchased                             (572,786)           (343,768)                --
                                              --------            --------           --------
Units outstanding at December 31, 1995       1,090,681             505,990                 --
                                              --------            --------           --------
Units sold                                   3,189,527           1,277,826          2,162,251
Units repurchased                           (1,596,931)           (750,333)          (511,624)
                                              --------            --------           --------
Units outstanding at December 31, 1996       2,683,277           1,033,483          1,650,627
                                              ========            ========           ========

*The data is for the period beginning May 1, 1996 (date of initial activity).

(6)  Annuitization

     As of December 31, 1996, there were no annuitized contracts.


(7)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                   Capital Appreciation         Growth and Income             Balanced                    Bond
                                     Stock Subaccount           Stock Subaccount             Subaccount                Subaccount

 Net asset value:                    1996*        1995         1996*        1995         1996*         1995         1996*       1995
                                     -----        ----         -----        ----         -----         ----         -----       ----

   Beginning of period             $12.90       $10.00       $12.76         $9.82       $11.92        $9.89       $11.36       $9.89

   End of period                    15.45        12.90        15.36         12.76        13.03        11.92        11.52       11.36

 Percentage increase in unit
   value during  period             19.77%        29.0%       20.38%         29.9%        9.31%        20.5%        1.41%      14.9%

 Number of units outstanding
   at end of period              4,495,720    2,024,589    8,541,383     2,807,876    7,783,833    2,698,049    1,686,539    556,749


                                      Money Market               International           World Governments          Emerging Growth
                                       Subaccount              Stock Subaccount             Subaccount                Subaccount

Net asset value:                    1996*        1995         1996*        1995         1996*         1995        1996**
                                    -----        ----         -----        ----         -----         ----        ------
  Beginning of period             $10.55       $10.16       $10.96         $9.99       $11.29       $10.01       $10.00

  End of period                    10.91        10.55        12.40         10.96        11.58        11.29        10.08

Percentage increase in unit
  value during  period             3.41%         3.8%       13.14%          9.7%        2.57%        12.8%        0.80%

Number of units outstanding
  at end of period             1,492,704      637,911    2,683,277     1,090,681    1,033,483      505,990    1,650,627

For the Money Market Subaccount, the "seven-day average yield" for the seven days ended December 31, 1996, was 3.3% and the "effective yield" for that period was 3.4%.

* 1996 data is for the year ended December 31, 1996.

**1996 data is for the eight-month period ended December 31, 1996.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account:

We have audited the statements of assets and liabilities of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, World Governments Subaccount, and the Emerging Growth Subaccount of the CUNA Mutual Life Variable Annuity Account as of December 31, 1996, the related statements of operations for the year then ended; changes in net assets and the condensed financial information for each of the years in the two-year (eight months for Emerging Growth Subaccount) period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1996 were verified by audit of the statements of assets and liabilities of the underlying fund of Ultra Series Fund and confirmation with MFS Variable Insurance Trust and T. Rowe Price. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, World Governments Subaccount, and the Emerging Growth Subaccount of the CUNA Mutual Life Variable Annuity Account as of December 31, 1996, the results of their operations for the year then ended; changes in their net assets and the condensed financial information for each of the years in the two-year (eight months for Emerging Growth Subaccount) period then ended, in conformity with generally accepted accounting principles.


                                            KPMG PEAT MARWICK LLP

Des Moines, Iowa
February 7, 1997

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                       (Formerly CENTURY LIFE OF AMERICA)

               Financial Statements and Supplementary Information

                                December 31, 1996



                   (With Independent Auditors' Report Thereon)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
        Statutory Statements of Admitted Assets, Liabilities, and Surplus
                           December 31, 1996 and 1995
                                 (In Thousands)

                        Admitted Assets                                                    1996               1995
                        ---------------                                                    ----               ----
Investments:
   Bonds                                                                               $1,652,375           1,636,574
   Stocks:
     Preferred                                                                                132                 357
     Common                                                                                33,256              43,685
   Mortgage loans on real estate                                                          405,017             428,594
   Real estate                                                                             72,857              66,374
   Policy loans                                                                           101,544             100,880
   Other invested assets                                                                   22,255              21,721
   Cash and short-term investments                                                         33,290              15,300
                                                                                        ---------           ---------
       Total investments                                                                2,320,726           2,313,485

Premiums receivable                                                                        11,820              10,483
Accrued investment income                                                                  33,299              33,106
Electronic data processing equipment                                                        2,294               2,391
Due from affiliates and related parties                                                     9,523               2,239
Federal income tax recoverable                                                              2,865              -
Other assets                                                                                3,607               5,822
Separate accounts                                                                         645,710             296,874
                                                                                        ---------           ---------
Total admitted assets                                                                  $3,029,844           2,664,400
                                                                                        =========           =========

                    Liabilities and Surplus
Liabilities:
   Policy reserves:
     Life insurance and annuity contracts                                              $1,828,528           1,847,156
     Accident and health insurance                                                         11,342              10,620
   Supplementary contracts without life contingencies                                      67,588              60,324
   Policyholders' dividend accumulations                                                  152,053             150,989
   Policy and contract claims                                                               5,868               6,223
   Other policyholders' funds:
     Dividends payable to policyholders                                                    23,270              22,470
     Premiums and other deposit funds                                                       4,958               5,533
   Interest maintenance reserve                                                             2,343               1,301
   Liabilities for employees' and agents' retirement plans                                 42,617              40,807
   Amounts held for others                                                                 19,731              22,591
   Due to affiliates and related parties                                                    7,245                 743
   Commissions, expenses, taxes, licenses, and fees accrued                                10,084              11,600
   Federal income tax payable                                                              -                    3,945
   Separate accounts                                                                      625,414             287,915
   Other liabilities                                                                       15,236               2,416
   Asset valuation reserve                                                                 42,013              32,202
   Loss contingency reserve for real estate                                                 4,350                 451
   Loss contingency reserve for mortgage loans on real estate                               3,900                 845
                                                                                        ---------           ---------
Total liabilities                                                                       2,866,540           2,508,131
                                                                                        ---------           ---------
Surplus:
   Assigned for contingencies                                                              -                    1,841
   Assigned for permanent guaranty fund                                                    -                      400
   Unassigned surplus                                                                     163,304             154,028
                                                                                        ---------           ---------
Total surplus                                                                             163,304             156,269
Commitments and contingencies
                                                                                        ---------           ---------
Total liabilities and surplus                                                          $3,029,844           2,664,400
                                                                                        =========           =========
See accompanying notes to statutory financial statements.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                       Statutory Statements of Operations
                  Years Ended December 31, 1996, 1995, and 1994
                                 (In Thousands)

                                                                       1996                1995               1994
                                                                       ----                ----               ----
Income:
   Premiums and other considerations:
     Life and annuity                                                $346,584             262,326             244,160
     Accident and health                                               12,007              10,504               8,968
     Supplementary contracts and dividend accumulations                46,303              48,633              50,173
     Annuity and other fund deposits                                   51,322              22,734              21,098
   Net investment income                                              174,573             173,355             167,545
   Reinsurance commissions                                              9,962              18,523              21,614
   Other income                                                         3,761               7,026               7,263
                                                                      -------             -------             -------
       Total income                                                   644,512             543,101             520,821
                                                                      -------             -------             -------
Benefits and expenses:
   Death benefits                                                      33,592              31,807              28,044
   Annuity benefits                                                    39,086              39,948              33,455
   Surrender benefits                                                 143,867             101,456             103,107
   Payments on supplementary contracts without life
     contingencies and dividend accumulations                          48,896              50,478              46,549
   Other benefits to policyholders and beneficiaries                   12,703              11,013               9,888
   (Decrease) increase in policy reserves - life and annuity
     contracts and accident and health insurance                      (54,954)             63,573             104,895
   Increase in liabilities for supplementary contracts without life
     contingencies and policyholders' dividend accumulations            8,328               5,935               9,936
   Decrease in group annuity reserves                                    (233)             (7,276)             (6,509)
   Increase in benefit funds                                            4,075               4,103               4,112
   Commissions                                                         37,529              25,232              21,289
   General insurance expenses, including cost of
     collection in excess of loading on due and deferred
     premiums and other expenses                                       51,004              59,633              63,556
   Insurance taxes, licenses, and fees                                  6,199               5,585               7,366
   Net transfers to separate accounts                                 267,145             101,369              45,469
                                                                      -------             -------             -------
       Total benefits and expenses                                    597,237             492,856             471,157
                                                                      -------             -------             -------
Income before dividends to policyholders, federal
   income taxes, and net realized capital gains (losses)               47,275              50,245              49,664

Dividends to policyholders                                             23,286              22,004              19,954
                                                                      -------             -------             -------
Income before federal income taxes and net
   realized capital gains (losses)                                     23,989              28,241              29,710

Federal income taxes                                                    7,713              13,321               8,660
                                                                      -------             -------             -------
Income before net realized capital gains (losses)                      16,276              14,920              21,050

Net realized capital gains (losses), less federal income taxes
   and transfers to the interest maintenance reserve                      171                (567)               (993)
                                                                      -------             -------             -------
Net income                                                          $  16,447              14,353              20,057
                                                                      =======             =======             =======

See accompanying notes to statutory financial statements.


                       CUNA MUTUAL LIFE INSURANCE COMPANY
              Statutory Statements of Changes in Unassigned Surplus
                  Years Ended December 31, 1996, 1995, and 1994
                                 (In Thousands)


                                                                       1996                1995               1994
                                                                       ----                ----               ----

Balance at beginning of year                                         $154,028             141,677           128,467
                                                                      -------             -------           -------

Increase (decrease) in unassigned surplus:
   Net income                                                          16,447              14,353            20,057
   Change in net unrealized losses                                     (7,135)               (558)           (8,650)
   Change in asset valuation reserve                                   (9,811)             (3,386)           (1,365)
   Change in nonadmitted assets                                         2,695                 497               726
   Change in surplus of separate accounts                              (2,071)             (2,500)            1,954
   Change in separate account seed money                                2,232               2,593            (2,071)
   Subsidiary surplus distribution                                     13,858               -                 -
   Change in loss contingency reserve for real estate                  (3,899)              -                  (168)
   Change in voluntary mortgage loan reserve                           (3,055)                365             3,000
   Other miscellaneous changes                                             15                 987              (273)
                                                                      -------             -------           -------
       Net increase in unassigned surplus                               9,276              12,351            13,210
                                                                      -------             -------           -------
Balance at end of year                                               $163,304             154,028           141,677
                                                                      =======             =======           =======

See accompanying notes to statutory financial statements.


                       CUNA MUTUAL LIFE INSURANCE COMPANY
                       Statutory Statements of Cash Flows
                  Years Ended December 31, 1996, 1995, and 1994
                                 (In Thousands)

                                                                       1996                1995               1994
                                                                       ----                ----               ----
Cash from operations Premiums and other considerations:
     Life, annuity, and accident and health                          $408,328             294,530             273,115
     Supplementary contracts and dividend accumulations                46,303              48,633              50,173
   Investment income received                                         176,394             176,990             168,812
   Reinsurance commissions                                             13,210              17,735              20,333
   Other income                                                        57,268               9,369               8,978
                                                                      -------             -------             -------
       Total provided from operations                                 701,503             547,257             521,411
                                                                      -------             -------             -------

   Life and accident and health claims paid                            38,809              36,192              30,183
   Surrender benefits paid                                            143,867             101,456             103,107
   Other benefits to policyholders paid                                95,785              96,571              86,056
   Commissions, other expenses, and taxes paid,
     excluding federal income taxes                                    89,017              92,812              89,306
   Dividends to policyholders paid                                     22,542              21,634              22,654
   Federal income taxes paid                                           15,804               7,145               1,318
   Net transfers to separate accounts                                 280,523             106,508              46,934
   Interest paid on defined benefit plans                               4,104               4,074               6,183
   Other                                                                  684                 -                   -
                                                                      -------             -------             -------
       Total used in operations                                       691,135             466,392             385,741
                                                                      -------             -------             -------
       Net cash from operations                                        10,368              80,865             135,670
                                                                      -------             -------             -------
Cash from investments
   Proceeds from investments sold, matured, or repaid:
     Bonds                                                            226,919             217,833             338,250
     Stocks                                                            29,960              22,194              16,162
     Mortgage loans                                                    52,773              38,861              34,613
     Other invested assets                                                831               1,594                 924
     Net gain on cash and short-term investments                          -                   -                    12
     Real estate sold                                                     700               2,315               2,476
                                                                      -------             -------             -------
       Total investment proceeds                                      311,183             282,797             392,437
                                                                      -------             -------             -------
   Cost of investments acquired:
     Bonds                                                            237,191             236,607             488,593
     Stocks                                                            26,235              22,063              18,364
     Mortgage loans                                                    31,025              67,942              47,401
     Real estate                                                       10,060               6,933               7,731
     Other invested assets                                                -                13,227                 368
     Other cash used                                                    2,148               4,907               2,715
                                                                      -------             -------             -------
       Total investments acquired                                     306,659             351,679             565,172
   Increase in policy loans                                               664                 398               1,308
                                                                      -------             -------             -------
       Net cash from (used in) investments                              3,860             (69,280)           (174,043)
                                                                      -------             -------             -------
Cash from financing and miscellaneous sources
   Other cash provided, net                                             3,762                 254               2,657
                                                                      -------             -------             -------
Reconciliation of cash and short-term investments:
   Net change in cash and short-term investments                       17,990              11,839             (35,716)
   Cash and short-term investments at beginning of year                15,300               3,461              39,177
                                                                      -------             -------             -------
   Cash and short-term investments at end of year                   $  33,290              15,300               3,461
                                                                      =======             =======             =======

See accompanying notes to statutory financial statements.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements
                        December 31, 1996, 1995, and 1994

(1) Summary of Significant Accounting Policies

    Company Operations

    Effective December 31, 1996, Century Life of America changed its name to CUNA Mutual Life Insurance Company (the Company). The Company offers a full range of ordinary life and health insurance products through face-to-face and direct response distribution systems. The Company's operations are conducted in 49 states and the District of Columbia. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

    On September 30, 1996, the Company sold its wholly owned subsidiary, Century Life Insurance Company (CLIC) to an unrelated party. The sale resulted in realized gains of $3,900,000. In anticipation of the sale, substantially all of the assets, liabilities, and equity of CLIC were transferred to and assumed by the Company through an assumption reinsurance agreement that was approved in all states where the Company is licensed. Transferred to the Company under the assumption reinsurance transaction were assets and liabilities with fair values of $37,200,000. Prior to the sale, net assets in the amount of $14,900,000 were distributed from CLIC to the Company, leaving CLIC with capital and surplus of $5,200,000, the minimum required by state law.

    On December 17, 1996, the Company dissolved its wholly owned subsidiary, Century Financial Services Corp. (CFS), by retiring 100 percent of CFS's outstanding common stock, resulting in a realized loss of $288,000.

    Basis of  Presentation

    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa (statutory accounting practices), which practices differ from generally accepted accounting principles (GAAP). The more significant of these differences are as follows:

        The costs related to acquiring business are charged to income in the year incurred and, thus, are not amortized over the periods benefited, whereas the premium income is recorded into earnings on a pro rata basis over the premium-paying periods covered by the policies;

        Adjustments reflecting the revaluation of investments at statement date and equity in earnings of subsidiary companies are carried to the statements of changes in unassigned surplus as "net unrealized gains or losses," without providing for income taxes, or income tax reductions, with respect to net unrealized gains or losses;

        Majority owned subsidiaries are not consolidated and are carried at their underlying book value using the equity method of accounting;

        Policy reserves are based on statutory mortality and interest requirements, without consideration for withdrawals, which may differ from reserves based on reasonably conservative estimates of mortality, interest, and withdrawals;

        Deferred federal income taxes are not provided for unrealized gains or losses and the temporary differences between the statutory and tax basis of assets and liabilities;

        "Nonadmitted assets" (principally, the airplane, prepaid insurance and expenses, furniture, equipment, and certain receivables) are excluded from the balance sheets through a direct charge to surplus;

        The asset valuation reserve is recorded as a liability by a direct charge to surplus;

        The interest maintenance reserve defers recognition of interest-related gains and losses from the disposal of investment securities and amortizes them into income over the remaining lives of those securities;

        The loss contingency reserves for real estate and mortgage loans are recorded as liabilities by direct charges to surplus;

        Effective in 1996, changes in federal income tax of prior years are included in operations. Prior to 1996, these changes were charged or credited to surplus;

        Pension expense reflects the amount funded during the year, and disclosures related to the pension plan are in accordance with ERISA requirements;

        Effective in 1995, write-downs of the carrying value of outstanding mortgage loans to the fair value of the real estate acquired through foreclosure are charged to income as realized losses;

        Assets and liabilities are recorded net of ceded  reinsurance  balances;
        and

        Deposits, surrenders, and benefits on universal life and annuity contracts are recorded in the statements of operations.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(1) Summary of Significant Accounting Policies, Continued

    Basis of Presentation, Continued

    In January 1995, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts." This pronouncement removes the exemption of mutual life insurance enterprises from SFAS Statements Nos. 60, 97, and 113. Also in January 1995, the American Institute of Certified Public Accountants issued Statement of Position (SOP) No. 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises," which provides accounting guidance for long-duration participating life insurance contracts. Both of the pronouncements were effective for periods beginning after December 15, 1995. These pronouncements require mutual life insurance companies to apply all authoritative accounting pronouncements in preparing their financial statements if they are to be reported in conformity with generally accepted accounting principles (GAAP). Therefore, the financial statements of the Company prepared on the basis of statutory accounting practices are no longer described as prepared in conformity with GAAP. The effects of applying the provisions of these pronouncements causes total surplus and net income to differ from amounts as reported under the existing accounting practices. A reconciliation of net income and surplus between amounts presented herein and amounts stated in conformity with GAAP as of December 31 are as follows (000s omitted):

    Net Income                                    1995             1994
    ----------                                    ----             ----
    Statutory net income                        $14,353           20,057
    CLIC dividend to CMLIC                        -               (5,500)
                                                 ------           ------
    Consolidated statutory net income            14,353           14,557
    Adjustments:
       Non-admitted assets                       (1,197)            (242)
       Federal income taxes                       6,154            1,907
       Deferred policy acquisition costs            151              321
       Insurance reserves                        (5,416)           2,590
       Investments                               (5,435)          (5,160)
       Other                                     (1,599)          (5,935)
                                                 ------           ------
    GAAP net income                            $  7,011            8,038
                                                 ======           ======

    Surplus                                       1995
    Statutory surplus                          $156,269
    Adjustments:
       Non-admitted assets                       15,341
       Federal income taxes                      24,511
       Deferred policy acquisition costs        106,405
       Insurance reserves                       (64,291)
       Investments                               48,359
       Employee benefits                        (18,805)
       Other                                    (19,696)
                                                -------
    GAAP Surplus                               $248,093
                                                =======

    The effects of these variances on net income and surplus at December 31, 1996, although not reasonably determinable as of this date, are presumed to be material.

    Valuation of Investments

    Investments are valued as prescribed by the National Association of Insurance Commissioners (NAIC). Bonds and short-term investments are generally carried at amortized cost, preferred stocks at cost, common stocks of unaffiliated companies at fair value, and mortgage loans at the amount of outstanding principal adjusted for premiums and discounts. Bonds that the NAIC has determined are impaired in value are carried at estimated fair value. Real estate acquired in satisfaction of debt is valued at the lower of the carrying value of the outstanding mortgage loans or fair value of the acquired real estate at time of foreclosure. The adjusted basis is subsequently depreciated. Investments in limited partnerships are included in other invested assets, and investments in unconsolidated subsidiaries are carried at the Company's share of the underlying net equity of the investment. Home office real estate is carried at depreciated cost.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(1) Summary of Significant Accounting Policies, Continued

    Valuation of Investments, Continued

    Realized gains and losses on the sale of investments are determined on a specific identification basis. The net unrealized gains and losses attributable to the adjustment from book value to carrying value for all investments, except for the equity in earnings of limited partnerships, are reflected in surplus. Net unrealized gains for bonds and stocks [composed of unrealized gains of $6,032,674 ($18,404,841 in 1995), reduced by unrealized losses of $2,391,200 ($8,538,442 in 1995)] amounted to $3,641,474 at
    December 31, 1996 ($9,866,399 at December 31, 1995). Effective in 1995, the Company changed its method for recording the write-downs of outstanding mortgage loans to fair value of the real estate acquired through foreclosure as realized losses. Realized losses from the write-down of the carrying amount of foreclosed mortgage loans were $937,622 in 1996 and $722,905 in 1995. Prior to 1995, the Company recorded these losses as unrealized losses and as a direct charge to surplus. Unrealized losses related to such write-downs were $3,751,137 in 1994. Earnings from its investments in limited partnerships amounted to $2,527,164 during 1996 ($164,747 and $1,051,075 in 1995 and 1994, respectively) and was credited to income.

    Policy Reserves

    During 1988, the Company began using the 1980 Commissioners' Standard Ordinary (C.S.O.) Mortality Table. Prior to the adoption of the 1980 C.S.O. table, reserves were recorded using the 1958 C.S.O. table. The 1958 C.S.O. table is used with interest rate assumptions ranging from 2.5 percent to 5.0 percent. The 1980 C.S.O. table is used with interest rate assumptions ranging from 3.5 percent to 5.5 percent. With respect to older policies, the mortality table and interest assumptions vary from the American Experience table with 3 to 4 percent interest to the 1941 C.S.O. table with 2.5 percent interest. Approximately 23 percent of the reserves are calculated on a net level reserve basis and 77 percent on a modified reserve basis. The effect of the use of a modified reserve basis is to partially offset the effect of immediately expensing acquisition costs by providing a policy reserve increase in the first policy year which is less than the reserve increase in renewal years. Fixed deferred annuity reserves are calculated using continuous Commissioners' Annuity Reserve Valuation Method (CARVM) with interest assumptions ranging from 2.5 percent to 7.0 percent.

    Provision for Participating Policy Dividends

    The provision for participating policy dividends is based on the board of directors' determination and declaration of an equitable current dividend plus a provision for such dividend expected to be paid in the following year, rather than being provided for ratably over the premium-paying period in accordance with dividend scales contemplated at the time the policies were issued. Participating business comprised 100 percent of ordinary life insurance in force and premiums received during 1996.

    Asset Valuation Reserve (AVR) and Interest Maintenance Reserve (IMR)

    An AVR is maintained as prescribed by the NAIC for the purpose of stabilizing the surplus of the Company against fluctuations in the market value of assets.

    An IMR is maintained as prescribed by the NAIC for the purpose of stabilizing the surplus of the Company against gains and losses on sales of fixed income investments that are primarily attributable to changing interest rates. The interest-related gains and losses are deferred and amortized into income over the remaining lives of the securities.

    Electronic Data Processing Equipment

    Electronic data processing equipment is carried at cost less accumulated depreciation of $5,628,340 and $4,751,205 at December 31, 1996 and 1995,
    respectively. The equipment is being depreciated using the straight-line method over a five-year period.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(1) Summary of Significant Accounting Policies, Continued

    Pension Costs

    Pension costs relating to the Company's pension plans are computed on the basis of accepted actuarial methods. The annual contributions are computed according to the aggregate funding method, which produces an annual normal cost at each valuation date. Such annual normal cost provides for spreading the excess of the present value of future benefits over the value of the assets of the plan as a level percentage of payroll over the remaining period of service of active employees on the valuation date based upon the actuarial assumptions adopted. Gains and losses which arise on each valuation date as the result of differences between the actual experience and that expected by the actuarial assumptions are spread over the remaining period of service of active employees. The Company's policy is to fund pension costs accrued.

    Risks and Uncertainties

    In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheets and revenues and expenses for the period. Actual results could differ significantly from those estimates. The following elements of the financial statements are most affected by the use of estimates and assumptions:

          Investment valuations
          Insurance reserves

    The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to match the duration of the assets with the estimated duration of the liabilities. The Company has derivative financial instruments at December 31, 1996, which are discussed in note 2.

    The Company is subject to the risk that issuers of securities owned by the Company will default or other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining strong reinsurance and credit and collection policies, and by providing allowances or reserves for any amounts deemed uncollectible.

    The Company is subject to the risk that the legal or regulatory environment in which the Company operates will change and create additional costs and expenses not anticipated by the Company in pricing its products. In other words, regulatory initiatives designed to reduce insurer profits or new legal theories may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by operating in a geographically diverse area, thus reducing its exposure to any single jurisdiction; closely monitoring the regulatory environment to anticipate changes; and by using underwriting practices which identify and minimize the potential adverse impact of this risk.

    Disclosures About Fair Value of Financial Instruments

    SFAS No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about existing on and off balance sheet financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. In addition, the tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(1) Summary of Significant Accounting Policies, Continued

    Disclosures About Fair Value of Financial Instruments, Continued

    The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash, short-term investments, accrued investment income, and policy loans: The carrying amounts reported for these instruments approximate their fair values because of the short-term nature of these instruments.

       Bonds and stocks: Fair values for bonds are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for unaffiliated preferred and common stocks are based on quoted market prices.

       Derivative financial instruments: The carrying value and fair value for these instruments is discussed in note 2.

       Mortgage loans: The fair values for mortgage loans are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

       Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand.

       Investment contracts:  The fair values of the Company's liabilities under
       investment  type  insurance   contracts  are  estimated  using  the  cash
       surrender value of the contracts.

       The carrying and estimated fair values as of December 31 are as follows (000s omitted):

                                                                   1996                                 1995
                                                        Carrying          Estimated          Carrying           Estimated
                                                          value          fair value            value           fair value
       Investments:
           Bonds                                       $1,652,375         1,693,757           1,636,574        1,728,572
           Preferred stocks                                   132               195                 357              366
           Common stocks of nonaffiliates                  32,606            32,606              25,678           25,678
           Mortgage loans on real estate                  405,017           423,368             428,594          462,167
           Policy loans                                   101,544           101,544             100,880          100,880
           Short-term investments                          37,595            37,595              18,256           18,256
       Cash(4,305)                                         (4,305)           (2,956)             (2,956)
       Assets held in separate accounts                   645,710           645,710             296,874          296,874
       Liabilities related to separate accounts           625,414           625,414             287,915          287,915
       Liabilities related to investment type
         insurance contracts                            1,384,744         1,439,661           1,350,109        1,417,951
                                                         ========          ========            ========         ========

    Derivative Financial Instruments

    The Company has only limited involvement with derivative financial instruments and does not use them for trading purposes. The Company enters into derivatives, primarily interest rate swaps and caps, to reduce interest rate exposure for long-term assets and to exchange fixed rates for floating interest rates. See note 2 for additional information related to these agreements.

    Net interest receivable or payable on those contracts that hedge risks associated with interest rate fluctuations are recognized in the period incurred as an adjustment to investment income. Realized capital gains and losses on equity swaps are recognized in the period incurred as an adjustment to net realized capital gains and losses. Unrealized capital gains and losses on equity swaps are charged or credited to surplus.

    Interest rate cap agreements entitle the Company to receive from the counter-parties the amounts, if any, by which the selected market interest rates exceed the strike rates stated in the agreements. The amount paid to purchase the interest rate caps is included in other invested assets and amortized over the term of the agreements as an adjustment to investment income.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(1) Summary of Significant Accounting Policies, Continued

    Separate Accounts

    Separate account assets are funds of separate account contractholders and the Company, segregated into accounts with specific investment objectives. The assets are generally carried at fair value. An offsetting liability is maintained to the extent of contractholders' interests in the assets.

    Appreciation or depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in policyholders' surplus. Contractholders' interests in net investment income and realized and unrealized capital gains and losses on separate account assets are not reflected in operations.

    Reclassifications

    Certain amounts previously reported in prior years' financial statements have been reclassified to conform to the current year presentation.

(2) Investments

    Bonds

    The carrying value and estimated fair value of investments in bonds as of December 31, 1996 and 1995, are as follows (000s omitted):

                                                                     Gross                 Gross
                                             Carrying             unrealized            unrealized             Estimated
    Description                                value                 gains                losses              fair value
    1996:
    United States treasury
       and government securities         $     62,930                 1,331                   293                63,968
    States and political
       subdivisions securities                     56                   -                      -                     56
    Foreign government securities              17,902                   924                    -                 18,826
    Corporate securities                    1,130,062                40,087                 6,934             1,163,215
    Mortgage-backed securities                356,859                 5,961                 2,081               360,739
    Other debt securities                      84,566                 2,473                    86                86,953
                                            ---------                ------                 -----              --------
                                           $1,652,375                50,776                 9,394             1,693,757
                                            =========                ======                 =====              ========

    1995:
    United States treasury
       and government securities         $     79,778                 2,599                   106                82,271
    States and political
       subdivisions securities                     64                   -                      -                     64
    Foreign government securities              20,614                 1,675                    -                 22,289
    Corporate securities                    1,143,456                77,281                 4,541             1,216,196
    Mortgage-backed securities                332,394                11,937                   210               344,121
    Other debt securities                      60,268                 3,404                    41                63,631
                                            ---------                ------                 -----              --------
                                           $1,636,574                96,896                 4,898             1,728,572
                                            =========                ======                 =====              ========

    A  provision  of $63,846  and  $7,234,079  at  December  31,  1996 and 1995,
    respectively, has been provided for bonds that have been determined by the NAIC to have an impairment in value. No further provision, except for the asset valuation reserve, is made for possible losses resulting when statement value exceeds estimated fair value, as the Company has the ability and intent to hold these investments until maturity and does not expect to realize any significant losses.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(2) Investments, Continued

    Bonds, Continued

    The carrying value and estimated fair value of investments in bonds as of December 31, 1996, are shown below by contractual maturity (000s omitted). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 Carrying         Estimated
                                                   value         fair value
       Due in 1 year or less                   $   110,261           111,041
       Due after 1 year through 5 years            357,962           369,106
       Due after 5 years through 10 years          615,744           633,119
       Due after 10 years                          157,416           164,612
                                                 ---------          --------
                                                 1,241,383         1,277,878
       Mortgage-backed securities                  356,859           360,739
       Other structured securities                  54,133            55,140
                                                 ---------          --------
                                                $1,652,375         1,693,757
                                                 =========          ========

    The  average  duration  until  maturity  for  the  above  bonds,   excluding
    mortgage-backed securities, is 3.5 years.

    Proceeds from sales, calls, redemptions, and maturities of investments in bonds were $226,918,773, $217,833,188, and $338,250,247 during 1996, 1995, and 1994 respectively. Gross gains of $1,509,336, $3,455,815, and $2,698,682 and gross losses of $4,702,885, $2,559,251, and $11,985,605 were realized on those sales in 1996, 1995, and 1994, respectively. Net realized capital gains (losses), less applicable income taxes, of $974,141, $1,412,534, and ($4,448,743) were transferred to the IMR in 1996, 1995, and 1994, respectively.

    Equity Securities

    The gross unrealized gains and losses on nonaffiliated equity securities as of December 31, 1996 and 1995, are as follows (000s omitted):
                                   Gross             Gross          Estimated
                                unrealized        unrealized          fair
                  Cost             gains            losses            value
      1996       $29,196           5,666             2,061           32,801
      1995       $23,502           3,692             1,150           26,044

    Mortgage Loans on Real Estate

    The Company's mortgage portfolio consists mainly of commercial mortgage loans made to customers throughout the United States. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one state are not greater than 20 percent (15 percent in California) of the aggregate mortgage loan portfolio balance and loans of no more than 2 percent of the aggregate mortgage loan portfolio balance are made to any one borrower. All outstanding commercial mortgage loans are secured by completed, income-producing properties. At December 31, 1996, the commercial mortgage portfolio had an average remaining life of approximately
    5.1 years. In addition to the asset valuation reserve provision, a loss contingency reserve of $3,900,000 and $845,000 at December 31, 1996 and 1995, respectively, has been provided for mortgage loans on real estate.

    Assets Designated

    The carrying values of assets designated for regulatory authorities as of December 31 are as follows (000s omitted):

                                                      1996            1995
                                                      ----            ----
      Bonds and short-term investments             $1,641,398       1,636,599
      Mortgage loans on real estate                   405,017         428,594
      Policy loans                                    101,544         100,880
                                                    ---------       ---------
                                                   $2,147,959       2,166,073
                                                    =========       =========

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(2) Investments, Continued

    Net Investment Income

    Components of net investment income as of December 31 are as follows (000s omitted):

                                                              1996                    1995                    1994
                                                              ----                    ----                    ----
              Bonds                                          $124,778                 127,056                 121,725
              Preferred stocks                                     23                      73                     105
              Common stocks                                     1,721                   2,393                   5,844
              Short-term investments                            2,222                   1,447                   1,214
              Derivative financial instruments                   (360)                    742                   -
              Mortgage loans on real estate                    37,968                  37,835                  36,992
              Real estate                                      11,456                  10,422                  10,070
              Policy loans                                      6,513                   6,392                   6,276
              Other invested assets                             4,390                     192                    (541)
              Other                                                79                      85                  (1,038)
                                                              -------                 -------                 -------
                  Gross investment income                     188,790                 186,637                 180,647
              Less investment expenses                         14,217                  13,282                  13,102
                                                              -------                 -------                 -------
                  Net investment income                      $174,573                 173,355                 167,545
                                                             ========                 =======                 =======


    Realized Gains and Losses

    Net realized investment gains and losses (before taxes and transfer to interest maintenance reserve) as of December 31 are summarized as follows (000s omitted):

                                                              1996                    1995                    1994
                                                              ----                    ----                    ----
              Debt securities                              $ (3,194)                     896                  (9,287)
              Equity securities                               6,466                    3,322                   1,420
              Mortgage loans on real estate                    (433)                      76                    (530)
              Real estate                                       428                      180                    (223)
              Short-term investments and other                  -                        -                       248
              Derivative financial instruments               (3,068)                  (3,174)                  -
                                                             ------                   ------                  ------
                  Net realized investment gains (losses)  $     199                    1,300                  (8,372)
                                                             ======                   ======                  ======

    Derivative Financial Instruments
    As of December 31, 1996, the Company had an interest rate swap agreement with a major financial institution, having a notional amount of $100 million. Under the agreement, the Company receives interest payments at a floating rate based on an interest rate index, which was 6.15 percent as of December 31, 1996, and pays interest on the same notional amount at a fixed rate, which was 6.96 percent as of December 31, 1996. Amounts exchanged as a part of the interest rate differential are accounted for as adjustments to investment income. This interest rate swap agreement is scheduled to terminate in the year 2000. As of December 31, 1996, the carrying value of the interest rate swap agreement was -0- and the fair value was ($2,170,000). This negative fair value represents the estimated amount the Company would have to pay at December 31, 1996, to cancel the contract or transfer it to another party.

    The Company participated in a total return swap with CUMIS Insurance Society, a wholly owned subsidiary of CUNA Mutual Investment Corporation, for the period from January 1, 1995, through December 31, 1996. Under this arrangement, the Company agreed to swap the total return (investment income and realized and unrealized gains/losses) on a $19.4 million portfolio of the Company's common stock in exchange for the return on a portfolio of the same size of CUMIS Insurance Society's bonds. This swap was entered into in order to minimize the Company's exposure to market risk in its common stock portfolio. In 1996, the financial statement impact of the swap was to reduce the Company's total return on investments by $3,299,864 ($1,641,136 in 1995). The Company recorded the following income (loss) in 1996 from this transaction: investment income of $798,963 ($1,171,120 in 1995); realized losses of ($3,067,966) [($3,173,747) in 1995]; and unrealized losses of ($1,030,861) (unrealized gains of $361,491 in 1995).

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(2) Investments, Continued

    Derivative Financial Instruments, Continued

    As of December 31, 1996, the Company had three interest rate cap agreements with two major financial institutions, having a total notional amount of $500,000,000. The Company paid $2,280,000 for these agreements, which terminate in 1999. As of December 31, 1996, the carrying value of the caps was $2,017,870. As of December 31, 1996, the fair value of the interest rate cap agreements was $1,481,000. The fair value represents the estimated amount the Company would receive at December 31, 1996, if it transferred the agreements to another party.

    The Company is exposed to credit losses in the event of nonperformance by the counterparties to its interest rate swap agreements. The Company anticipates, however, that counterparties will be able to fully satisfy their obligations under the contracts. The Company does not obtain collateral to support financial instruments, but monitors the credit standing of the counterparties.

(3) Real Estate

    A summary of real estate held as of December 31 is as follows (000s omitted):

                                              1996              1995
                                              ----              ----
    Cost:
      Investment real estate                 $91,618            80,999
      Home office                             15,236            15,205
                                            --------          --------
                                             106,854            96,204
    Less accumulated depreciation             33,997            29,830
                                            --------          --------
                                             $72,857            66,374
                                            ========          ========

    Investment real estate and the home office buildings are being depreciated using the straight-line basis over the useful lives of these assets. In addition to the asset valuation reserve provision, a loss contingency reserve of $4,350,000 and $450,735 at December 31, 1996 and 1995,
    respectively, has been provided for investment real estate.

(4) Affiliation and Transactions with Affiliates and Related Parties

    The Company has entered into an agreement of permanent affiliation with CUNA Mutual Insurance Society (CMIS). The agreement is not a merger or consolidation, in that both companies remain separate corporate entities, and both continue to be separately owned and ultimately controlled by their respective policyholder groups, who retain their voting rights without change. The agreement terms include a provision for a majority of the Company's board of directors to be nominated for election by CMIS, a provision for extensive financial reinsurance of each company's individual life and health business, joint development of business plans and distribution systems for the sale of individual insurance and financial service products within the credit union market, and a provision for the sharing of certain resources and facilities. Expenses relating to shared resources and facilities are allocated between the companies and their subsidiaries under a cost-sharing agreement. Expenses are allocated based on specific identification or, if undeterminable, generally on the basis of usage or benefit derived. These transactions give rise to intercompany account balances which are settled at least annually. Subsequent to each year-end, the expense allocation process is subject to review by each company. Based on these reviews, allocated expenses to each company may be adjusted, if determined necessary. These expenses were adjusted by ($478,504) (net of taxes of $297,656), and by $214,524 (net of taxes of
    $115,513) during 1996 and 1995, respectively.

    Common stock investments on December 31, 1996, include the Company's wholly owned subsidiary, Red Fox Motor Hotel Corporation and 50 percent ownership of CIMCO Inc. (formerly known as Century Investment Management Company). As discussed in note 1, CLIC was sold during 1996, and Century Financial Services Corp. was dissolved. The carrying value of the subsidiary investments on the Company's books amounted to $650,050 and $18,007,296 at December 31, 1996 and 1995, respectively. Included in net investment income (see note 2) was dividend income of $1,328,364 from CLIC for the year ended December 31, 1996 ($2,000,000 for 1995 and $5,500,000 for 1994).

    Expenses are allocated by the Company to its subsidiaries. These expenses, such as salaries, rents, depreciation, and other operating expenses, represent the subsidiaries' share of expenses and are allocated based on specific identification or, if undeterminable, generally on the basis of usage or benefit derived. These transactions give rise to intercompany account balances which are settled monthly.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(4) Affiliation and Transactions with Affiliates and Related Parties, Continued

    In 1995, the Company funded the purchase of 50 percent of CUNA Mortgage Corporation by CUNA Mutual Investment Corporation (CMIC) by providing cash of $13.2 million to CMIC. In return, the Company received a note with a stated maturity date of January 15, 2011. The effective yield on the date of the agreement was 10.62 percent. The yield will vary over the life of the note, as both the yield and the payment stream will be determined based on the paydown activity of an underlying notional pool of Federal National Mortgage Association mortgages. The structure of this arrangement will provide a hedge against the Company's bond holdings, as the return will vary inversely with the return on the bond portfolio. The carrying value of the note is $9.8 million at December 31,  1996,  ($12.9  million at December 31,
    1995) and is included in other invested assets on the statutory statements of admitted assets, liabilities, and surplus.

    The Company has entered into an agreement with CIMCO Inc., for investment advisory services. CIMCO Inc. provides an investment program which complies with policies, directives, and guidelines established by the Company. For these services, the Company paid fees to CIMCO Inc. totaling $2,582,800, $2,598,000, and $2,352,000 for 1996, 1995, and 1994, respectively.

(5) Separate Accounts

    The Company has three separate account components. The first component is used for the investment of premiums on flexible premium variable universal life insurance policies and has nine subaccounts, which invest exclusively in shares of a single corresponding fund. The funds consist of the following: Capital Appreciation Stock, Growth and Income Stock, Balanced (combination of common stock and bond), Bond, Money Market, Treasury 2000, International Stock, World Governments, and Emerging Growth. The second component is used for the investment of group annuity premium deposits and has eight subaccounts, which invest in all but the Treasury 2000 fund. The third component is used for the investment of premiums received on variable annuity contracts and has eight subaccounts, which invest in all but the Treasury 2000 fund.

    Investments of the money market fund and money market instruments in the other funds are stated on an amortized cost basis, which approximates fair value. Investments other than money market instruments are stated at fair value.

(6) Annuity Reserves and Deposit Liabilities

    The withdrawal characteristics of the Company's annuity contracts and deposit funds as of December 31 are as follows (000s omitted):

                                                         1996           1995
                                                         ----           ----
 Subject to discretionary withdrawal:
    With market value adjustments                   $   411,145        305,288
    At book value, less surrender charge                634,606        807,349
    At market value                                     379,682        118,247
    At book value, no charge or adjustment              694,893        629,107
                                                      ---------      ---------
                                                      2,120,326      1,859,991
    Not subject to discretionary withdrawal              33,170         26,177
                                                      ---------      ---------
                                                      2,153,496      1,886,168
    Reinsurance ceded                                   475,913        477,831
                                                      ---------      ---------
                                                     $1,677,583      1,408,337
                                                      =========      =========
(7) Reinsurance

    As a result of the permanent affiliation (see note 4), the Company and affiliated parent, CMIS, and affiliated subsidiary, MEMBERS Life Insurance Company (ML), began sharing through reinsurance a majority of the individual life, annuity, and health insurance business issued by each company after July 1, 1990. The Company ceded 35 percent of the career agency business written July 1, 1990, until December 31, 1993, to ML. With career agency business issued January 1, 1994, the Company began ceding 50 percent to ML. The majority of business written through PLAN AMERICA, one of the Company's face-to-face distribution systems, has been ceded at 50 percent to ML.

                        CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(7) Reinsurance, Continued

    Prior to January 1, 1996, the Company assumed 50 percent of CMIS's portion of the direct business originated by a CMIS joint venture. The joint venture agreement was terminated for business marketed after December 31, 1995. Effective January 1, 1996, the Company assumes 50 percent of the direct business marketed solely by CMIS. The Company follows the policy of reinsuring that portion of risk in excess of $500,000 on the life of any individual with unaffiliated companies. Reinsurance under this policy is effective prior to sharing under the affiliation agreement.

    The following amounts represent the deductions for reinsurance ceded to affiliated and unaffiliated companies. The Company is liable for these amounts in the event such companies are unable to pay their portion of the claims (000s omitted):

                                                              1996                    1995                    1994
                                                              ----                    ----                    ----
           Premiums and other considerations              $     43,382                  75,362                 105,283
                                                             =========               =========               =========
           Policy reserves and claim liabilities           $   534,173                 529,827                 459,902
                                                             =========               =========               =========
           Insurance in force                               $1,593,020               1,375,434               1,302,561
                                                             =========               =========               =========


    Included in the balances above are the following amounts relating to activity with ML (000s omitted):

                                                              1996                    1995                    1994
                                                              ----                    ----                    ----
           Premiums and other considerations              $     40,853                  73,249                 103,588
                                                             =========               =========               =========
           Policy reserves and claim liabilities           $   530,958                 527,150                 457,619
                                                             =========               =========               =========
           Insurance in force                               $1,081,201               1,066,331                 986,998
                                                             =========               =========               =========


    Assumed reinsurance activity from CMIS and ML are as follows (000s omitted):

                                                              1996                    1995                    1994
                                                              ----                    ----                    ----
           Premiums and other considerations              $     30,943                  25,264                  20,393
                                                             =========               =========               =========
           Policy reserves and claim liabilities          $     24,074                  17,460                  12,527
                                                             =========               =========               =========
           Insurance in force                               $1,950,127               1,411,590               1,002,639
                                                             =========               =========               =========

    The above intercompany transactions give rise to intercompany account balances which are settled monthly.

(8) Federal Income Taxes

    The Company files a consolidated life/nonlife federal income tax return with its subsidiaries. The Company's policy is to collect from or refund to its subsidiaries the amount of taxes applicable to its operations had it filed a separate return. Net federal income taxes payable or recoverable reflect balances payable to or due from subsidiaries and the Internal Revenue Service (IRS) as follows (000s omitted):

                                             1996             1995
                                             ----             ----
    Due from subsidiaries                $   -                 1,461
    Due from (to) IRS                        2,865            (5,406)
                                            ------            ------
                                            $2,865            (3,945)
                                            ======            ======

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(8) Federal Income Taxes, Continued

    The actual federal income tax expense differs from "expected" tax expense computed by applying the statutory federal income tax rate of 35 percent to the earnings before federal income taxes and net realized capital gains (losses) for the following reasons (000s omitted):

                                                          1996                      1995                      1994
                                                  Amount       Percent       Amount       Percent      Amount       Percent
    Computed "expected" tax expense               $8,396        35.0%         9,884        35.0%       10,398        35.0%
    Nontaxable investment income                  (4,159)      (17.3)        (3,650)      (12.9)       (3,860)      (12.6)
    Mutual life insurance company
       differential earnings adjustment            2,599        10.8          3,259        11.5           666         2.2
    Nondeductible deferred acquisition costs         614         2.6            860         3.1         1,485         4.9
    Change in book and tax reserves                1,400         5.8            802         2.8         1,055         3.4
    Miscellaneous book/tax capital gain
       adjustment                                   -            -            2,138         7.6           989         3.4
    Prior year over/under accrual                 (1,500)       (6.3)          -             -           -             -
    Other, net                                       363         1.6             28         0.1        (2,073)       (7.0)
                                                  ------         ----        ------        ----         -----        ----
                                                  $7,713        32.2%        13,321        47.2%        8,660        29.3%
                                                  ======         ====        ======        ====         =====        ====

    The Company's consolidated federal income tax returns have been examined by the IRS through 1994. The Company has incurred no additional tax liability in the three years ended December 31, 1996, in relation to these examinations.

    The Company has claimed the benefit of the negative differential earnings rate (DER) through 1993. The permissibility of the negative DER is currently the subject of litigation between the IRS and the mutual segment of the life insurance industry. The Company has established a reserve for its potential exposure with respect to this issue.

    Income taxes on net realized capital gains (losses) amounted to ($946,308), $455,130, and ($2,930,359) for 1996, 1995, and 1994, respectively. Of these amounts $524,540, $760,595, and ($2,395,477) were transferred to the IMR in 1996, 1995, and 1994, respectively. Net income taxes paid were $16,000,000, $11,700,000, and $12,300,000 in 1996, 1995, and 1994, respectively.

(9) Retirement Plans

     The Company has two noncontributory defined benefit retirement plans which cover substantially all employees and agents who meet eligibility requirements. The defined benefit plan contracts provide that the Company will function as the insurer. The total pension expense for 1996, 1995, and 1994 was $673,542, $1,992,599, and $2,717,207, respectively.

     The actuarial present value of accumulated plan benefits and plan net assets available for benefits for the Company's retirement plans as of January 1, 1996 and 1995 are as follows (000s omitted):
                                                             1996        1995
                                                             ----        ----
     Actuarial present value of accumulated plan benefits
        Vested                                             $30,586       28,628
        Nonvested                                            1,035        1,271
                                                           -------      -------
                                                           $31,621       29,899
                                                           =======      =======
     Net assets available for benefits                     $43,659       40,081
                                                           =======      =======

     The discount rate used in determining the actuarial present value of accumulated plan benefits on the two plans was 7 percent for 1996 and 1995.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

  (9) Retirement Plans, Continued

     The Company provides certain medical and life insurance benefits for retirees and their beneficiaries and covered dependents. The Company's medical benefit plan provides subsidized coverage after retirement for eligible full-time employees and agents, their spouses, and dependents, up to age 65. Starting at age 65, retirees pay the full cost of their coverage. Additionally, the Company provides group term life insurance for its retirees, the face amount of which is based on the individual's salary at retirement. The cost of postretirement benefits other than pensions is recognized by the Company during the employee's active working careers. The Company adopted this policy as of January 1, 1992, and is amortizing the related initial impact over twenty years. Postretirement benefit costs amounted to $989,243 in 1996 ($825,705 in 1995 and $769,590 in 1994) and
     include the expected cost of such benefits for newly eligible or vested employees, interest cost, amortization of gains and losses arising from differences between actuarial assumptions and actual experience, and amortization of the transition obligation. The unfunded postretirement benefit obligation was $6,326,374 and $4,560,541 at December 31, 1996 and 1995, respectively. The accrued postretirement benefit liability at December 31, 1996 and 1995, was $2,407,239 and $1,754,484, respectively.
     The discount rate used in determining the postretirement benefit obligation at December 31, 1996 and 1995, was 8 percent, and the initial health care cost trend rate was 10 percent, trending down to an ultimate rate of 5.5 percent. The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1996, by $566,110 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1996 by $89,916.

     The Company has two defined contribution plans (401[k] and thrift) which cover all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company contributes an amount equal to 50 percent of the employees' contributions, up to a maximum of 3 percent of the employees' salaries. The Company contributions were approximately $1,141,000, $960,000, and $998,000 for the years ended December 31, 1996, 1995, and 1994, respectively.

(10) Commitments and Contingencies

     The Company participates in a securities lending program. All securities loaned are fully collateralized with cash, U.S. government securities, or irrevocable bank letters of credit. At December 31, 1996, the par value of securities loaned by the Company totaled $11 million.

     The Company had no assigned surplus in 1996 and $1.8 million in 1995 for contingency reserves. Contingency reserves were designated by the Company as special surplus funds.

     The Company had outstanding loan commitments of approximately $4.2 million at December 31, 1996.

     The Company is a defendant in various legal actions arising out of the conduct of its business. In the opinion of management and in-house legal counsel, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial position or results of operations of the Company.

     The Company has been sued by a party to an agreement with the Company which terminated as of December 31, 1995. The lawsuit alleges various complaints and seeks various remedies and damages. The suit, which was filed in March of 1996, was settled in November 1996, having an immaterial impact on the Company's financial position.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                      Schedule I - Summary of Investments -
                    Other than Investments in Related Parties
                                December 31, 1996

                                                                                                        Amount at which
                                                                                                          shown in the
                                                                                                       Statutory Statement
                                                                                                       of Admitted Assets,
                                                              Cost                    Value         Liabilities, and Surplus
Fixed maturities:
   Bonds:
     United States government and government
       agencies and authorities                        $     62,929,973             63,968,476               62,929,973
     States, municipalities and political subdivisions           55,570                 55,707                   55,570
     Foreign governments                                     17,902,160             18,826,195               17,902,160
     Public utilities                                     1,130,062,282          1,163,215,318            1,130,062,282
     All other corporate bonds                               84,566,681             86,951,962               84,566,681
     Mortgage-backed securities                             356,858,744            360,739,372              356,858,744
                                                           ------------           ------------             ------------
       Total fixed maturities                             1,652,375,410          1,693,757,030            1,652,375,410
                                                           ============           ============             ============

Equity securities:
   Common stocks:
     Public utilities                                         2,917,037              3,000,301                3,000,301
     Banks, trust, and insurance companies                    1,843,560              2,408,116                2,408,116
     Industrial, miscellaneous, and all other                24,302,879             27,197,961               27,197,961
   Nonredeemable preferred stocks                               132,269                195,000                  132,269
                                                           ------------           ------------             ------------
       Total equity securities                               29,195,745             32,801,378               32,738,647
                                                           ------------           ============             ------------

Mortgage loans on real estate                               405,016,700                                     405,016,700
Real estate                                                  14,259,551                                      14,259,551
Real estate acquired in satisfaction of debt                 58,597,816                                      58,597,816
Policy loans                                                101,543,942                                     101,543,942
Other long-term investments                                  22,254,357                                      22,254,357
Short-term investments                                       37,594,889                                      37,594,889
                                                           ------------                                    ------------
       Total investments                                 $2,320,838,410                                   2,324,381,312
                                                           ============                                    ============

                       CUNA MUTUAL LIFE INSURANCE COMPANY
               Schedule III - Supplementary Insurance Information
                  Years Ended December 31, 1996, 1995, and 1994

                                                           Future
                                                           policy                              Other
                                                          benefits,                           policy
                                        Deferred           losses,                            claims
                                         policy            claims                               and
                                       acquisition        and loss          Unearned         benefits           Premium
Segment                                   costs           expenses          premiums          payable           revenue

Year ended December 31, 1996:
   Life insurance                      $    -            1,911,927,116          -             5,816,767       456,216,468
                                        =========         ============      ========          =========       ===========

Year ended December 31, 1995:
   Life insurance                      $    -            1,923,141,658          -             6,165,455       344,197,150
                                        =========         ============      ========          =========       ===========

Year ended December 31, 1994:
   Life insurance                      $    -            1,861,749,841          -             5,193,850       324,398,752
                                        =========         ============      ========          =========       ===========






                                                          Benefits        Amortization
                                                           claims          of deferred
                                           Net           losses and          policy            Other
                                       investment        settlement        acquisition       operating          Premium
                                         income           expenses            costs          expenses           written

Year ended December 31, 1996:
   Life insurance                      $174,573,265       268,333,774           -            61,758,217            -
                                        ===========       ===========       ========         ==========        ========

Year ended December 31, 1995:
   Life insurance                      $173,355,504       296,934,768           -            94,552,148            -
                                        ===========       ===========       ========         ==========        ========

Year ended December 31, 1994:
   Life insurance                      $167,544,704       329,365,217           -            96,322,195            -
                                        ===========       ===========       ========         ==========        ========

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                            Schedule IV - Reinsurance
                  Years Ended December 31, 1996, 1995, and 1994

                                                                             Assumed                          Percentage
                                                       Ceded to other      from other                          of amount
                                      Gross amount        companies         companies       Net amount      assumed to net

Year ended December 31, 1996:
   Life insurance in force            $11,034,287,601     1,593,020,119    1,950,126,518    11,391,394,000       17.1%
                                       ==============      ============     ============     =============      ======

   Premiums
     Life insurance                   $   369,320,913        42,927,795       20,190,933       346,584,051
     Accident and health insurance          1,709,891           454,396       10,751,785        12,007,280
                                       --------------      ------------     ------------     -------------

       Total premiums                 $   371,030,804        43,382,191       30,942,718       358,591,331        8.6%
                                       ==============      ============     ============     =============      ======

Year ended December 31, 1995:
   Life insurance in force            $10,930,404,549     1,375,434,224    1,411,589,675    10,966,560,000       12.9%
                                       ==============      ============     ============     =============      ======

   Premiums
     Life insurance                   $   321,231,937        74,971,145       16,065,694       262,326,486
     Accident and health insurance          1,696,238           391,181        9,198,546        10,503,603
                                       --------------      ------------     ------------     -------------

       Total premiums                 $   322,928,175        75,362,326       25,264,240       272,830,089        9.3%
                                       ==============      ============     ============     =============      ======

Year ended December 31, 1994:
   Life insurance in force            $10,720,495,714     1,302,560,973    1,002,639,259    10,420,574,000        9.6%
                                       ==============      ============     ============     =============      ======

   Premiums
     Life insurance                   $   336,480,036       105,061,586       12,741,704       244,160,154
     Accident and health insurance          1,538,764           221,904        7,651,114         8,967,974
                                       --------------      ------------     ------------     -------------

       Total premiums                 $   338,018,800       105,283,490       20,392,818       253,128,128        8.1%
                                       ==============      ============     ============     =============      ======

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
CUNA Mutual Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and surplus of CUNA Mutual Life Insurance Company (formerly Century Life of America) as of December 31, 1996 and 1995, and the related statutory statements of operations, changes in unassigned surplus, and cash flows for each of the years in the three year period ended December 31, 1996. In connection with our audits of the financial statements, we also have audited the financial statement schedules I, III, and IV. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The effects of the variances between the statutory basis of accounting and generally accepted accounting principles on the 1995 and 1994 financial statements are also described in note 1. The effects of such variances on the 1996 financial statements, although not reasonably determinable as of this date, are presumed to be material.

In our report dated March 26, 1996, we expressed an opinion that the 1995 and 1994 financial statements, prepared using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, presented fairly, in all material respects, the financial position of CUNA Mutual Life Insurance Company as of December 31, 1995 and 1994, and the results of its operations, and its cash flows for the three year period ended December 31, 1995, in conformity with generally accepted accounting principles. As described in note 1 to the financial statements, pursuant to pronouncements of the Financial Accounting Standards Board, financial statements of mutual life insurance companies for periods before the effective date of such pronouncements prepared using accounting practices prescribed or permitted by insurance regulators (statutory financial statements) are not considered presentations in conformity with generally accepted accounting principles when presented for comparative purposes with the Company's financial statements for periods beginning after December 15, 1995. Accordingly, our present opinion on the presentation of the 1995 and 1994 financial statements in accordance with generally accepted accounting principles, as presented herein, is different from that expressed in our previous report.

In our opinion, because of the effects of the matters discussed in the third paragraph of this report, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of CUNA Mutual Life Insurance Company as of December 31, 1996 and 1995, or the results of its operations or its cash flows for each of the years in the three year period ended December 31, 1996.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of CUNA Mutual Life Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 1996, on the basis of accounting described in note 1. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements, taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 1 to the financial statements, the Company changed its method of accounting for mortgage loan foreclosure losses in 1995.


                                                  KPMG PEAT MARWICK LLP
Des Moines, Iowa
March 26, 1997

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements

         All required financial statements are included in Part B.

(b)      Exhibits


         1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

         2.       Not Applicable

         3. (a) Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997.

            (b) Servicing Agreement Related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997.

         4. (a)   Variable Annuity Contract.

            (b) TSA Endorsement. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

            (c)   State Variations.

         5. (a)   Variable Annuity Application.

            (b)   IRA Endorsement

            (c)   State Variations.

         6.(a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

            (b)   Articles of Incorporation of the Company

            (c)   Bylaws of the Company

         7.       Not Applicable

         8. (a) Participation Agreement between T. Rowe Price International Series, Inc. and the Company dated April 22, 1994. Amendment to Participation Agreement dated November 1994. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

            (b) Participation Agreement between MFS Variable Insurance Trust and the Company dated April 29, 1994. Amendment to Participation Agreement dated November 1994. Amendment to
                  Participation Agreement effective May 1, 1996. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

            (c)   Participation Agreement between Oppenheimer and the Company.

            (d)   Participation Agreement between Templeton and the Company.

          9.      Opinion of Counsel from Barbara L. Secor, Esquire.

         13.      Schedules of Performance Data Computation.

         14.      Financial Data Schedule electronic submission (Exhibit 27)


Also, pursuant to Rule 483(b) copies of powers of attorney are filed as an exhibit.

Item 25.  Directors and Officers of the Company

         Name                               Occupation

Directors
James C. Barbre                  1994-Present               ACT Technologies, Inc.
                                                            Secretary-Treasurer
                                 1985-1993                  Self-employed consultant in carpet
                                                            manufacturing and distribution in Dalton,
                                                            Georgia

Robert W. Bream                  1991-Present               United Airlines Employees Credit Union
                                                            President/CEO

Wilfred F. Broxterman            1997-Present               Retired
                                 1989-1997                  Hughes Aircraft Employees Federal
                                                            Credit Union
                                                            President and Chief Executive Officer

James L. Bryan                   1974-Present               Texins Credit Union
                                                            President/CEO

Loretta M. Burd                  1987-Present               Centra Federal Credit Union
                                                            President/CEO

Ralph B. Canterbury              1965-Present               US
                                                            Air Airways Federal Credit Union
                                                            President

Joseph N. Cugini                 1959-Present               Westerly Community Credit Union
                                                            President & General Manager

James A. Halls                   1990-Present               Retired
                                 1957-1989                  Faegre & Benson - Attorney-at-Law

Jerald R. Hinrichs               1990-Present               Hinrichs & Associates
                                                            Insurance Marketing Consultants
                                                            Owner/President

Michael B. Kitchen               1995-Present               CUNA Mutual Life Insurance Company*
                                                            President and Chief Executive Officer

                                 1992-1995                  The CUMIS Group Limited
                                                            President and Chief Executive Officer

Robert T. Lynch                  1996-Present               Retired
                                 1970-1996                  Detroit Teachers Credit Union
                                                            Treasurer/General Manager

Omer K. Reed                     1959-Present               Self-employed dentist

Gerald J. Ring                   1968-Present               Park Towne Corporation
                                                            President

Richard C. Robertson             1959-Present               Arizona State Savings & Credit Union
                                                            President

Donald F. Roby                   1990-Present               Retired
                                 1986-1989                  Farm and Home Savings
                                                            President and Chief Executive Officer

Rosemarie M. Shultz              1976-Present               Public Employees Credit Union
                                                            President and Chief Executive Officer

Neil A. Springer                 1994-Present               Springer Souder & Associates, L.L.C.
                                                            Managing Director

                                 1992-1994                  Slayton International, Inc.
                                                            Senior Vice President

Farouk D.G. Wang                 1987-Present               University of Hawaii at Manoa
                                                            Director of Buildings and Grounds Management

Larry T. Wilson                  1974-Present               Coastal Federal Credit Union
                                                            President/CEO

Executive Officers

Michael S. Daubs                 1973-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Investment Officer
                                                            CIMCO Inc.
                                                            President

Harry N. Frenchak                1991-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer, Corporate Services

John A. Gibson                   1988-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Marketing Officer

Richard J. Keintz                1979-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer, Finance and Information Services

Michael B. Kitchen               1995-Present               CUNA Mutual Life Insurance Company*
                                                            President and Chief Executive Officer

                                 1992-1995                  The CUMIS Group Limited
                                                            President and Chief Executive Officer

Kevin T. Lentz                   1983-Present               CUNA Mutual Life Insurance Company
                                                            Chief Operating Officer

Daniel E. Meylink, Sr.           1983-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer, Member Services

Thomas O. Olson                  1988-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer, International Markets

Kevin G. Shea                    1976-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer, Lending Services

John M. Waggoner                 1977-Present               CUNA Mutual Life Insurance Company*

                                                            Chief Legal Officer

* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period. Each person has business addresses at both 2000 Heritage Way, Waverly, Iowa 50677, and 5910 Mineral Point Road, Madison, Wisconsin 53705.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.


In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   See organization charts on following page.

                                         CUNA Mutual Life Insurance Company

                                    ORGANIZATIONAL CHART AS OF DECEMBER 31, 1996

CUNA Mutual Life Insurance Company
         An Iowa mutual life insurance company
         Fiscal Year End:  December 31
         CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

         1.       Red Fox Motor Hotel Corporation
                  An Iowa Business Act Corporation.
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business:  Operation of Red Fox Inn, a motel
                  Classes of Stock:  Common only
                  Authorized Shares:  1,000 nonpar

                  Issued Shares:  242.7821
                  Capital Structure:

                           Stated capital:  $242,782
                           Add. paid-in:  $0
                           Ret. earn:  ($14,447)
                           Total Equity:  $257,229
                  Sole Shareholder: CUNA Mutual Life Insurance Company Fiscal Year End: December 31


         2.       CIMCO Inc.
                  An Iowa Business Act Corporation
                  50% ownership by CUNA Mutual Life Insurance Company

                  50% ownership by CUNA Mutual Investment Corporation
                  Business:  Registered Investment Advisor
                  Classes of Stock:  Non-assessable
                  Authorized Shares:  500,000 nonpar
                  Issued Shares:  100
                  Capital Structure:

                           Stated capital:  $10,000
                           Add. paid-in:  $520,000
                           Ret. earn.:  $435,660
                           Total Equity:  $965,660
                  Equal Shareholders: CUNA Mutual Life Insurance Company &
                         CUNA Mutual Investment Corporation
                  Fiscal Year End:  December 31
                  CIMCO Inc. is the investment adviser of:

                  a.       The Ultra Series Fund
                           A Massachusetts Business Trust
                           Domiciled in Iowa
                           Business:Open-end diversified  management  investment
                                    company offered through insurance contracts
                           Shareholders: Three separate  accounts of CUNA Mutual
                                    Life Insurance Company hold legal title for the benefit of policyowners.
                           Principal Underwriter: CUNA Brokerage Services, Inc. Fiscal Year End: December 31

         3.       Plan America Program, Inc.
                  A Maine Business Act Corporation
                  100% ownership by CUNA Mutual Life Insurance Company

                  Business:Quasi-public  corporation,   operating  an  insurance
                           business
                  Classes of Stock:  Voting common only
                  Authorized Shares:  5,000 of $1.00 par
                  Issued Shares:  100
                  Capital Structure:
                            Stated capital:  $500

                  Sole Shareholder: CUNA Mutual Life Insurance Company Fiscal Year End: December 31

                                            CUNA Mutual Insurance Society

                                                ORGANIZATIONAL CHART
                                               AS OF DECEMBER 31, 1996


CUNA Mutual Insurance Society
         Business:  Life Health & Disability Insurance
         May 20, 1935*
         State of domicile:  Wisconsin
         CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:


         1.       CUNA Mutual Investment Corporation
                  Business:  Holding Company
                  September 15, 1972*
                  State of domicile:  Wisconsin
                  CUNA Mutual Investment Corporation is the owner of the following subsidiaries:


                  a.       CUMIS Insurance Society, Inc.
                           Business:  Corporate Property/Casualty

                           May 23, 1960*
                           State of domicile:  Wisconsin
                           CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:
                           (1) Credit Union Mutual Insurance Society New Zealand Ltd.
                                    Business:  Fidelity Bond Coverages
                                    November 1, 1990*
                                    State of domicile:  Wisconsin


                  b.       League General Insurance Company
                           Business:  Individual Property/Casualty

                           January 1, 1983*
                           State of domicile:  Michigan

                  c.       CUNA Brokerage Services, Inc.
                           Business:  Brokerage
                           July 19, 1985*
                           State of domicile:  Wisconsin

                  d.       General Agency of Texas, Inc.A Mutual
                           Business:  Managing General Agent
                           August 14, 1991*
                           State of domicile: Texas


                  e.       Members Life Insurance Company
                           Business:  Credit Disability/Life/Health

                           February 27, 1976*
                           State of domicile:  Wisconsin
                           Formerly CUMIS Life & CUDIS


                  f.       International Commons, Inc.
                           Business:  Special Events
                           January 13, 1981*
                           State of domicile:  Wisconsin

                  g.       CUNA Mortgage Corporation
                           Business:  Mortgage Servicing
                           November 20, 1978*
                           State of domicile:  Wisconsin

                  h.       Investors Equity Insurance Company, Inc.
                           Business:  Private Mortgage Insurance

                           April 14, 1994*
                           State of Domicile:  California


                  i.       CUNA Mutual Insurance Agency, Inc.
                           Business:  Leasing/Brokerage

                           March 1, 1974*
                           State of domicile:  Wisconsin
                           Formerly CMCI Corporation

                           CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                           (1)   CM Field Services, Inc.
                                 Business:  Serves Agency Field Staff
                                 January 26, 1994*
                                 State of domicile:  Wisconsin

                           (2)   CUNA Mutual Insurance Agency of Alabama, Inc.
                                 Business:  Property & Casualty Agency
                                 May 27, 1993*
                                 State of domicile:  Alabama

                           (3) CUNA Mutual Insurance Agency of New Mexico, Inc. Business:Brokerage of Corporate & Personal Lines
                                 June 10, 1993*
                                 State of domicile:  New Mexico

                           (4)   CUNA Mutual Insurance Agency of Hawaii, Inc.
                                 Business:  Property & Casualty Agency
                                 June 10, 1993*
                                 State of domicile:  Hawaii

                           (5)   CUNA  Mutual   Casualty  Insurance   Agency  of
                                 Mississippi, Inc.
                                 Business:  Property & Casualty Agency
                                 June 24, 1993*
                                 State of domicile:  Mississippi

                           (6) CUNA Mutual Insurance Agency of Kentucky, Inc. Business:Brokerage of Corporate &Personal Lines October 5, 1994*
                                 State of domicile:  Kentucky

                           (7)   CUNA    Mutual     Insurance    Agency    of
                                    Massachusetts, Inc.
                                 Business:Brokerage of Corporate &Personal Lines January 27, 1995*
                                 State of domicile:  Massachusetts

         2.       C.U.I.B.S. Pty. Ltd.
                  Business:  Brokerage
                  February 18, 1981*
                  Country of domicile:  Australia

*Dates shown are dates of acquisition, control or organization.


CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.     C. U. Family Insurance Services, Inc./Colorado
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Colleague Services Corporation
       September 1, 1981


2.     C. U. Insurance Services, Inc./Oregon
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Oregon Credit Union League

       December 27, 1989


3.     CUFIS of New York, Inc.

       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by CUC Services, Inc.
       March 28, 1991


4.     The CUMIS Group Limited
       63.4% ownership by CUNA Mutual Insurance Society (as of 12-31-96)

5.     CIMCO Inc. (CIMCO)
       50% ownership by CUNA Mutual Investment Corporation
       50% ownership by CUNA Mutual Life Insurance Company
       January 1, 1992

6.     Cooperative Savings and Credit Unions Insurance Society
             "Benefit" SA (Poland)
       70.9% ownership by CUNA Mutual Insurance Society
       15.3% ownership by CUMIS Insurance Society, Inc.
       13.8% ownership by Foundation for Polish Credit Unions

       September 1, 1992


7.     GWARANT, Ltd.

       50% ownership by CUNA Mutual Insurance Society
       50% ownership by Foundation for Polish Credit Unions
       February 18, 1994


8.     CUNA Mutual Insurance Agency of Ohio, Inc.

       1% of value owned by Michael Corcoran (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
       99% of value owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation. June 14, 1993


9.     SECURITY Management Company, Ltd. (Hungary)
       90% ownership by CUNA Mutual Insurance Society
       10% ownership by:  Federation of Savings Cooperatives
       Savings Cooperative of Szoreg
       Savings Cooperative of Szekkutas
               (collectively called Hungarian Associates)
       September 5, 1992

10.    CMG Mortgage Insurance Company

       55% ownership by CUNA Mutual Investment Corporation 45% ownership by PMI Mortgage Insurance Co.
       April 14, 1994


Limited Liability Companies


"Sofia LTD." (Ukraine)
       99.96% CUNA Mutual Insurance Society
       .04% CUMIS Insurance Society, Inc.
       March 6, 1996

       a.      `FORTRESS' (Ukraine)
               80% "Sofia LTD."
               19% The  Ukrainian  National  Association  of Savings  and Credit
               Unions
               1% Service Center by UNASCU
               September 25, 1996


2.     CUNA Mortgage Assistance, L.L.C.
       50% interest by CUNA Mortgage Corporation
       50% interest by CUNA Service Group, Inc.
       November 7, 1995


Stock Corporation - CUNA Mutual Group owns less than 50%

1.     Cooperators Life Assurance Society Limited (Jamaica)
       CUNA Mutual Insurance Society owns 122,500 shares
       Jamaica Co-op Credit Union League owns 127,500 shares
       (NOTE: Awaiting authority to write business)
       May 10, 1990

2. CUNA Caribbean Insurance Society Limited (Trinidad and Tobago, W.I.) 47.96% ownership by CUNA Mutual Insurance Society
       July 4, 1985

3.     CU Interchange Group, Inc.
       Owned by CUNA Mutual Investment Corporation, CUNA Service Group and various state league organizations December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

4.     CUNA Service Group, Inc.
       April 22, 1974 - CUNA Mutual Insurance Society purchased 200.71 shares


5.     "Benevita LKS" (Russia)
       49% CUNA Mutual Insurance Society
       51% League of Credit Unions
       December 7, 1995

6.     Credit Union Service Corporation
       Owned by CUNA Mutual Investment Corporation, Credit Union National Association, Inc. and 18 state league organizations March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock



Partnerships


1. PLAN AMERICA(R) Financial Services, a Wisconsin partnership CUNA Mutual Insurance Society - 50% Partner
       CUNA Mutual Life Insurance Company - 50% Partner

       December 17, 1987

2.     LeaSo Partners, a California partnership
       CUNA Mutual Insurance Society - 50% Partner
       California Credit Union League - 50% Partner
       December 29, 1981

3.     CM CUSO Limited Partnership, a Washington Partnership
       CUMIS Insurance Society, Inc. - General Partner
       Credit Unions in Washington - Limited Partners
       June 14, 1993


Affiliated (Nonstock)

1.     NARCUP, Inc.
       August 8, 1978

2.     CUNA Mutual Group Foundation, Inc.
       July 5, 1967


3.     CUNA Mutual Life Insurance Company
       July 1, 1990


4. Aseguradora Solidaria de Colombia (formerly Seguros UCONAL Limitada) 17.2% membership by CUNA Mutual Insurance Society
       July 2, 1985

Item 27.  Number of Contractowners


          As of February 28, 1997, 8,709 persons owned non-qualified contracts and 5,440 persons owned qualified contracts offered by Registrant.


Item 28.  Indemnification.

         Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


         (a) CUNA Brokerage is the registrant's principal underwriter. CUNA Brokerage is also the principal underwriter for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account and principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products.


         (b)      Officers and Directors of CUNA Brokerage.

Name and Principal                Positions and Offices
Business Address                  With the Underwriter


Lawrence R. Halverson*            Director and President

Marc A. Krasnick*                 Director and Vice President


Steven A. Goldberg*               Director and Secretary

Michael G. Joneson**              Director and Treasurer

Gary L. Cutler*                   Director


Sandra K. Steffeney*              Vice President


John M. Waggoner*                 Chief Legal Officer

Campbell D. McHugh*               Compliance Officer


Brian C. Lasko**                  Managing Principal


Mary Houston**                    Operations Principal


*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677


     (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts have been filed as exhibits under Item 24(b)(3). The Company pays a dealer concession of approximately six percent, as more fully described in Schedule A of the Servicing Agreement. The total dealer's concession for the year ended December 31, 1996, was $15,144,129. The contracts provide that the Company performs certain functions on behalf of the distributor. For example, the Company sends confirmation statements to Owners and the Company maintains payroll records for the registered representatives. Some of the dealer concession is used to reimburse the Company for the services it performs on behalf of the distributor.


Item 30.  Location Books and Records


         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at CIMCO Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.


Item 31.  Management Services

         All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings and Representations

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.


         (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                                             SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Madison, and State of Wisconsin on this 18th day of April, 1997.


                     CUNA Mutual Life Variable Annuity Account (Registrant)




                     By:  /s/  Michael B. Kitchen
                          Michael B. Kitchen
                          President and Chief Executive Officer




                     CUNA Mutual Life Insurance Company (Depositor)




                     By: /s/  Michael B. Kitchen
                          Michael B. Kitchen
                          President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES AND TITLE                              DATE                 SIGNATURES AND TITLE                             DATE

James C. Barbre                       *                              Richard C. Robertson                 *
James C. Barbre, Director                                            Richard C. Robertson, Director


Robert W. Bream                       *                              Donald F. Roby                       *
Robert W. Bream, Director                                            Donald F. Roby, Director


Wilfred F. Broxterman                 *                              Rosemarie M. Shultz                  *
Wilfred F. Broxterman, Director                                      Rosemarie M. Shultz, Director


James L. Bryan                        *                              Neil A. Springer                     *
James L. Bryan, Director                                             Neil A. Springer, Director


Loretta M. Burd                       *                              Farouk D. G. Wang                    *
Loretta M. Burd, Director                                            Farouk D. G. Wang, Director


Ralph B. Canterbury                   *                              Larry T. Wilson                      *
Ralph B. Canterbury, Director                                        Larry T. Wilson, Director


Joseph N. Cugini                      *                              /s/  Linda L. Lilledahl                           04/18/97
Joseph N. Cugini, Director                                           Linda L. Lilledahl, Attorney-In-Fact


James A. Halls                        *
James A. Halls, Director


Jerald R. Hinrichs                    *
Jerald R. Hinrichs, Director

/s/  Michael B. Kitchen                             04/18/97
Michael B. Kitchen, Director


Robert T. Lynch                       *
Robert T. Lynch, Director


Omer K. Reed                          *
Omer K. Reed, Director


Gerald J. Ring                        *
Gerald J. Ring, Director


* Pursuant to Powers of Attorney filed herewith


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



SIGNATURES AND TITLE                                          DATE




 /s/  Michael G. Joneson                                      04/18/97

Michael G. Joneson
Chief Accounting Officer




/s/  Richard J. Keintz                                        04/18/97
Richard J. Keintz
Chief Officer - Finance &
Information Service



/s/  Michael B. Kitchen                                       04/18/97

Michael B. Kitchen
President

                                  EXHIBIT INDEX


 3.(a) Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997.

   (b) Servicing Agreement Related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997.

4. (a)   Variable Annuity Contract.

   (c)   State Variations.

5. (a)    Variable Annuity Application.

   (b)   IRA Endorsement

   (c)   State Variations.

6. (b)   Articles of Incorporation of the Company

   (c)   Bylaws of the Company

8. (c)   Participation Agreement between Oppenheimer and the Company.

   (d)   Participation Agreement between Templeton and the Company.

9.       Opinion of Counsel from Barbara L. Secor, Esquire

10.      KPMG Peat Marwick LLP Consent

13.      Schedules of Performance Data Computation.

14.      Financial Data Schedule electronic submission (Exhibit 27)


Powers of Attorney

                                  EXHIBIT 3 (a)

                             DISTRIBUTION AGREEMENT

                 BETWEEN CUNA MUTUAL LIFE INSURANCE COMPANY AND
          CUNA BROKERAGE SERVICES, INC. FOR VARIABLE ANNUITY CONTRACTS


THIS AGREEMENT is made effective the 1st day of January 1997 by and between CUNA Mutual Life Insurance Company (CUNA Mutual Life), a mutual life insurance company domiciled in the State of Iowa with its principal office located in Waverly, Iowa, and CUNA Brokerage Services, Inc. (CUNA Brokerage), a registered broker/dealer domiciled in the State of Wisconsin with its principal office located in Madison, Wisconsin.

WHEREAS, Certain variable annuity contracts of CUNA Mutual Life require distribution under the auspices of a registered broker/dealer; and

WHEREAS, CUNA Brokerage is a registered broker/dealer and desires to distribute CUNA Mutual Life's variable annuity contracts;

NOW, THEREFORE, for good and valuable consideration, the parties agree as follows:

                                    ARTICLE 1
                                   APPOINTMENT

1.1 CUNA Mutual Life appoints CUNA Brokerage to be the principal underwriter and distributor for all of CUNA Mutual Life's variable annuity contracts which require distribution under the auspices of a registered broker/dealer.

                                    ARTICLE 2
                            DUTIES OF CUNA BROKERAGE

2.1      REGISTRATION UNDER THE 1934 ACT

         CUNA Brokerage is registered as a broker/dealer under the provisions of the 1934 Act (1934 Act) and has secured and will maintain authorizations, licenses, qualifications, and permits necessary to perform its obligations under this agreement in those states requested by CUNA Mutual Life.

2.2      MEMBERSHIP IN THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

         CUNA Brokerage currently holds and shall maintain a membership in the National Association of Securities Dealers, Inc. (NASD).

2.3      RESPONSIBILITY FOR SECURITIES ACTIVITIES

         CUNA Brokerage shall assume full responsibility for the securities activities of all persons engaged directly or indirectly in the CUNA Mutual Life operations for CUNA Mutual Life variable annuity products, including but not limited to training, supervision, and control as contemplated under appropriate provisions of the 1934 Act and regulations thereunder and by the rules of the NASD. All persons directly or indirectly involved in such variable annuity securities activities shall be registered representatives or registered principals of CUNA Brokerage as appropriate to their activities.

         Also, each registered representative selling the product and at least one registered principal shall be properly licensed as an insurance agent of CUNA Mutual Life.

2.4      APPOINTMENT OF REGISTERED PERSONS AND MAINTENANCE OF PERSONNEL RECORDS

         CUNA Brokerage shall have the authority and responsibility for the appointment and registration of those persons who will be registered representatives and registered principals. CUNA Brokerage shall direct the maintenance of all personnel records of such persons.

2.5      MAINTENANCE OF NET CAPITAL

         CUNA Brokerage shall maintain required net capital at levels which will comply with maximum aggregate indebtedness provisions under the provisions of the 1934 Act, any regulation thereunder, and any NASD rules.

2.6      REQUIRED REPORTS

         CUNA Brokerage shall have the responsibility for preparation and submission of any reports or other materials required by any regulatory authority having proper jurisdiction.

2.7      LIMITATIONS ON AUTHORITY

         CUNA Brokerage is not authorized to give any information or to make any representations concerning the variable annuity contracts other than the statements contained in the current registration statement filed with the Securities and Exchange Commission or such sales literature as may be authorized by CUNA Mutual Life.

                                    ARTICLE 3
                           DUTIES OF CUNA MUTUAL LIFE

3.1      MAINTENANCE OF ACCOUNTING RECORDS

         CUNA Mutual Life shall maintain and hold, on behalf of and as agent for CUNA Brokerage, those records pertaining to variable annuity contracts required to be maintained and preserved by the 1934 Act, any regulations thereunder, and any applicable NASD rules. All such books and records are, and shall at all times remain, the property of CUNA Brokerage and shall at all times be subject to inspection by duly authorized officers, auditors, and representatives of CUNA Brokerage and by the Securities and Exchange Commission, the NASD, and other regulatory authorities having proper jurisdiction.

3.2      CONFIRMATION OF TRANSACTIONS

         On behalf of CUNA Brokerage and acting as agent for CUNA Brokerage, CUNA Mutual Life shall confirm all transactions required to be confirmed in the form and manner required by the 1934 Act, any regulations thereunder, and any NASD rules.

3.3      FURNISHING MATERIALS

         CUNA  Mutual   Life  shall   furnish  to  CUNA   Brokerage   copies  of
         prospectuses, financial statements and other documents which CUNA Brokerage reasonably requests for use in connection with the solicitation, sale and distribution of CUNA Mutual Life's variable annuity contracts.

                                    ARTICLE 4
                                  COMPENSATION

4.1 As compensation for services to be performed pursuant to this agreement, CUNA Mutual Life shall pay a dealer concession to and on behalf of CUNA Brokerage. The amount of the dealer concession and the manner in which it will be paid is specified in Schedule A to a related contract titled "Servicing Agreement Related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts."

                                    ARTICLE 5
                                   TERMINATION

5.1 This Agreement may be terminated at any time by either party upon written notice to the other stating the date when such termination shall be effective, provided that this Agreement may not be terminated or modified by either party if the effect would be to put CUNA Brokerage out of compliance with the "net-capital" requirements of the 1934 Act. Default of any kind shall not have the effect of terminating this Agreement.

5.2 This Agreement supersedes any and all agreements previously made between CUNA Mutual Life Insurance Company (formerly known as Century Life of America) and CUNA Brokerage relating to the subject matter of this Agreement and there are no understanding of agreements other than those incorporated in this Agreement.

IN WITNESS WHEREOF, the undersigned, as duly authorized officers, have caused this instrument to be executed, in duplicate, on behalf of their respective companies.

                       CUNA MUTUAL LIFE INSURANCE COMPANY


                        BY:      /s/  Michael B. Kitchen
                               Michael B. Kitchen
                               President and Chief Executive Officer      LLL

                        CUNA BROKERAGE SERVICES, INC.


                         BY:      /s/  Lawrence R. Halverson
                              Lawrence R. Halverson
                              President

                                  EXHIBIT 3(b)

        SERVICING AGREEMENT RELATED TO THE DISTRIBUTION AGREEMENT BETWEEN
                     CUNA MUTUAL LIFE INSURANCE COMPANY AND
          CUNA BROKERAGE SERVICES, INC. FOR VARIABLE ANNUITY CONTRACTS

THIS SERVICING AGREEMENT is made effective the 1st day of January 1997 by and between CUNA Mutual Life Insurance Company (CUNA Mutual Life), a mutual life insurance company domiciled in the State of Iowa with its principal office located in Waverly, Iowa, and CUNA Brokerage Services, Inc. (CUNA Brokerage), a registered broker/dealer domiciled in the State of Wisconsin with its principal office located in Madison, Wisconsin.

WHEREAS, Certain variable annuity contracts of CUNA Mutual Life require distribution under the auspices of a registered broker/dealer; and

WHEREAS, CUNA Brokerage is a registered broker/dealer and desires to distribute CUNA Mutual Life's variable annuity contracts; and

WHEREAS, CUNA Mutual Life appointed CUNA Brokerage to be the principal underwriter and distributor for all of CUNA Mutual Life's variable annuity contracts which require distribution under the auspices of a registered broker/dealer, under the terms of a Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. dated January 1, 1997.

WHEREAS, The Distribution Agreement provided that compensation for the services would be specified in this Servicing Agreement;

NOW, THEREFORE, for good and valuable consideration, the parties agree as follows:

1. Payments to and on behalf of CUNA Brokerage shall be properly reflected on the books and records maintained on behalf of CUNA Brokerage by CUNA Mutual Life, so as to be in compliance with applicable law and regulation.

2. CUNA Mutual Life shall maintain payroll records (for the benefit of CUNA Brokerage) which are consistent with its own payroll records kept in the ordinary course of business. CUNA Mutual Life shall remit directly to the proper taxing authorities all applicable payroll taxes and other applicable sums to be deducted from compensation payable to registered representatives of CUNA Brokerage. CUNA Mutual Life shall pay such compensation and taxes out of the dealer concession described in Schedule A.

3. Schedule A is incorporated by reference into this Servicing Agreement for all purposes as though set out in its entirety herein. When and if the Schedule is amended, the amendments will be incorporated by reference into this Servicing Agreement for all purposes, provided, however, that in the event of a conflict between the provisions contained in the Schedule and the provisions of this Servicing Agreement, the provisions of this Servicing Agreement shall control.

IN WITNESS WHEREOF, the parties have caused this Servicing Agreement to be executed, in duplicate, by their respective officers duly authorized to do so.


                       CUNA MUTUAL LIFE INSURANCE COMPANY

                       BY:      /s/  Michael B. Kitchen
                             Michael B. Kitchen
                             President and Chief Executive Officer         LLL


                       CUNA BROKERAGE SERVICES, INC.

                       BY:      /s/  Lawrence R. Halverson
                             Lawrence R. Halverson
                             President



                                   SCHEDULE A

1. CUNA Mutual Life shall pay to and on behalf of CUNA Brokerage, from the gross premium CUNA Mutual Life receives from MEMBERS(R) Variable Annuity, as a dealer concession: six percent (6%) if the purchaser of an annuity is between the ages of zero (0) and seventy (70) years, five percent (5%) if the purchaser is between the ages of seventy-one (71) and eighty (80) years, and three and five-tenths percent (3.5%) if the purchaser is age eighty-one (81) or older.

2. CUNA Mutual Life shall pay to CUNA Brokerage three percent (3%) of that dealer concession.

3. CUNA Mutual Life, on behalf of CUNA Brokerage, shall pay to registered representatives of CUNA Brokerage the compensation specified in these contracts:

         (1) PLAN AMERICA(R) General Agents Agreement (for PLAN AMERICA I representatives)

         (2) PLAN AMERICA(R) Representative's Contract with CUNA Mutual Life Insurance Company (for PLAN AMERICA II representatives)

         (3) CUNA Mutual Life Insurance Company Career Representative's Full Time Contract (for CUNA Mutual Career Representatives)

4. CUNA Mutual Life will use any remaining dealer concession on behalf of CUNA Brokerage by:

         o maintaining payroll records as described in paragraph 1 of this Servicing Agreement;

         o        performing  the  services   described  in  Article  3  of  the
                  Distribution Agreement between CUNA Mutual Life and CUNA Brokerage for Variable Annuity Contracts; and

         o providing overhead support related to the distribution systems specified in Section 3 of this schedule.

This Schedule A is approved, effective this 1st day of January, 1997.

                       CUNA MUTUAL LIFE INSURANCE COMPANY


                       BY:      /s/  Michael B. Kitchen
                              Michael B. Kitchen
                              President and Chief Executive Officer         LLL

                       CUNA BROKERAGE SERVICES, INC.

                        BY:      /s/  Lawrence R. Halverson
                              Lawrence R. Halverson
                              President

                                  EXHIBIT 4(a)

                           FLEXIBLE PREMIUM DEFERRED
                           VARIABLE AND FIXED ANNUITY

                Flexible Purchase Payments as described herein.
                 Annuity Payments starting on the Annuity Date.
           Death benefit payable at death prior to the Annuity Date.
                                 Participating.



READ YOUR CONTRACT CAREFULLY. This is a legal contract between the Owner and CUNA Mutual Life Insurance Company, and hereafter will be referred to as the Contract.

This Contract is issued to the Owner in consideration of the application and the initial purchase payment. CUNA Mutual Life Insurance Company will pay the benefits of this Contract, subject to its terms and conditions, which will never be less than the amount required by state law.

RIGHT TO EXAMINE THIS CONTRACT. If for any reason You decide not to keep this Contract, You may return it to Us within ten (10) days after You receive it. You may return it to either Our Home Office or to the agent who sold it to You. We will consider it void from the beginning and will pay a refund within 7 days of receipt of the Contract in the Home Office. We will refund any Net Purchase Payments allocated to the Guaranteed Interest Option; plus any Net Purchase Payments allocated to the Variable Account adjusted to reflect investment gain or loss from the date of allocation to the date of cancellation; plus any applicable premium taxes which have been deducted prior to allocation. If required by state law, We will, instead of the foregoing, refund any purchase payments received by Us.

ANNUITY PAYMENTS AND OTHER VALUES PROVIDED BY THIS CONTRACT WHEN BASED ON THE INVESTMENT EXPERIENCE OF A SUBACCOUNT ARE VARIABLE AND NOT GUARANTEED AS TO FIXED DOLLAR AMOUNT. THE VARIABLE PROVISIONS ARE DESCRIBED IN SECTION 5.

THIS CONTRACT CONTAINS AN INTEREST ADJUSTMENT PROVISION. THE AMOUNT PAYABLE UPON SURRENDER OR PARTIAL WITHDRAWAL OF THE GUARANTEED INTEREST OPTION VALUE MAY BE ADJUSTED UPWARD OR DOWNWARD BASED ON AN INTEREST ADJUSTMENT FORMULA. SEE SECTION 7.5.

Signed for CUNA Mutual Life Insurance Company, Waverly, Iowa, on the Contract Date.


/s/  Michael B. Kitchen                     /s/  Barbara L. Secor


President                                   Secretary
Countersigned by:
                                                 Duly Licensed Resident Agent

                          GUIDE TO CONTRACT PROVISIONS
DATA PAGE

DEFINITIONS
                                     GENERAL

SECTION        1.  THE ANNUITY CONTRACT
1.1 What is the entire Contract?
1.2 When will the Contract become incontestable?
1.3 What if the Annuitant's date of birth or sex has been misstated?
1.4 What is the annual contract fee?
1.5 What taxes may be deducted?
1.6 Will annual reports be sent?
1.7 Can We modify the Contract?

SECTION        2.  OWNER AND BENEFICIARY
2.1 What are Your rights as Owner of this Contract?
2.2 How can You change the Owner or Beneficiary of this Contract?

                               ACCUMULATION PERIOD

SECTION        3.  ACCUMULATION PERIOD DEFINED
3.1 What is the accumulation period?

SECTION        4.  PURCHASE PAYMENTS
4.1 When can purchase payments be made?
4.2 Are additional purchase payments required?
4.3 How will Net Purchase Payments be allocated?

SECTION        5.  VARIABLE ACCOUNT
5.1 What is the Variable Account?
5.2 Can the Variable Account be modified?
5.3 How is Your Variable Contract Value determined?
5.4 How are Accumulation Unit values determined?

SECTION        6.  GUARANTEED INTEREST OPTION
6.1 What is the Guaranteed Interest Option?
6.2 How is Your Guaranteed Interest Option Value determined?
6.3 What happens when a Guarantee Period ends?

SECTION        7.  TRANSFER PRIVILEGE AND WITHDRAWAL PROVISION
7.1 Can You transfer values among and between Subaccounts and Guarantee Periods?
7.2 What are the rules for a partial withdrawal of the Surrender Value?
7.3 What are the rules for a full surrender of the Contract?
7.4 When will a surrender charge be applied and how is it calculated?
7.5 When will an interest adjustment be applied and how is it calculated?
7.6 Are there any restrictions on payment of partial withdrawals or surrenders?

SECTION 8. DEATH OF OWNER AND/OR ANNUITANT AND DEATH PROVISIONS 8.1 What if the Annuitant dies during the accumulation period? 8.2 What if any Owner dies during the accumulation period? 8.3 What amount will be paid as a death benefit during the accumulation period?

SECTION        9.  LOANS AND DIVIDENDS
9.1 Are loans available?
9.2 Will dividends be paid?

                                 ANNUITY PERIOD

SECTION       10.  ANNUITY PERIOD DEFINED
10.1 What is the annuity period?

SECTION       11.  ANNUITY PAYMENTS
11.1 When will annuity payments begin?
11.2 What annuity payment options are available?
11.3 What are the requirements for choosing an annuity payment option?
11.4 How will fixed annuity payment values be determined?
11.5 How will variable annuity payment values be determined?
11.6 Can variable Annuity Units be exchanged?

SECTION 12. DEATH OF OWNER 12.1 What if You die during the annuity period?

SECTION       13.  OPTION TABLES
13.1 What rates will be used to determine fixed annuity payment values for Option 2? 13.2 What rates will be used to determine annuity payment values for Options 3 and 4?

                                    DATA PAGE
                            FLEXIBLE PREMIUM DEFERRED
                           VARIABLE AND FIXED ANNUITY

ANNUITANT:  John Doe  CONTRACT NUMBER:  123456
CO-ANNUITANT:  Jane Doe                       CONTRACT DATE:  May 1, 1994
ANNUITY DATE:  May 1, 2044                    LIFE INCOME RATES:  Type A
ANNUITY OPTION:  10 C&L                       LOAN AVAILABLE:  No
OWNER(S):  John Doe            Jane Doe

INITIAL PURCHASE PAYMENT:  $20,000

MINIMUM ADDITIONAL PURCHASE PAYMENT:  $1,000

INTEREST ADJUSTMENT REFERENCE RATE FACTOR:    -.15% for 1 year Guarantee Period
                                              -.15% for 3 year Guarantee Period
                                              -.15% for 5 year Guarantee Period
                                              -.15% for 7 year Guarantee Period
                                               .65% for 10 year Guarantee Period

CHARGES AND FEES:

Variable Account Mortality and Expense Risk Charge:   1.25% Per Yr
Variable Account Administrative Charge:   .15% Per Year
Maximum Annual Contract Fee:   $30
Maximum Transfer Fee:   $10 after 1st 12 transfers in a Contract Year
Premium Tax Rate on the Contract Date:   0.00%

INITIAL ALLOCATION OF NET PURCHASE PAYMENTS:

VARIABLE ACCOUNT:   CUNA Mutual Life Variable Account

                                                                  Net Purchase
Subaccounts    Fund                             Percentage          Payment

C A Stock      Ultra Series                         0.00%               0.00
G & I Stock    Ultra Series                         0.00%               0.00
Balanced       Ultra Series                        15.00%          $3,000.00
Bond           Ultra Series                        25.00%          $5,000.00
Money Market   Ultra Series                        10.00%          $2,000.00
World Govern   MFS Variable Insurance Trust         0.00%               0.00
Intl Stock     T. Rowe Price Intl Series, Inc.      0.00%               0.00
Emerging Gro   MFS Variable Insurance Trust         0.00%               0.00
Hi Income      Oppenheimer Variable Acct Funds      0.00%               0.00
Devlp Mkts     Templeton Var Prod Series Funds      0.00%               0.00

GUARANTEED INTEREST OPTION:

      Guarantee      Current Guaranteed
      Period         Interest Rate
DCA      1 year
         1 year       5.00%                  25%                  $5,000.00
         3 year
         5 year
         7 year
         10 year      3.75%                  25%                  $5,000.00

                                   DEFINITIONS

The following words are used often in this Contract. When We use these words, this is what We mean:

Accumulation Unit. A unit of measure used to calculate Variable Contract Value.

Age. Age as of last birthday.

Annuitant. The person (or persons) whose life (or lives) determines the annuity payment benefits payable under the Contract and whose death determines the death benefit. No more than two Annuitants may be named. Provisions referring to the death of an Annuitant mean the last surviving Annuitant.

Annuity Date. The date when annuity payments will begin, if the Annuitant is still living. This date is shown on the Data Page.

Annuity Unit.  A unit of measure used to calculate variable annuity payments.

Beneficiary. The person (or persons) named by the Owner to whom the proceeds payable on the death of the Annuitant will be paid. Prior to the Annuity Date, if no Beneficiary survives the Annuitant, You or Your estate will be the Beneficiary.

The Code. The Internal Revenue Code of 1986, as amended.

Contract Anniversary.  The same date in each Contract Year as the Contract Date.

Contract Date. The date shown on the Data Page of the Contract which is used to determine Contract Years and Contract Anniversaries.

Contract Year. A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Contract Value. The total amount invested under the Contract. It is the sum of the Variable Contract Value, the Guaranteed Interest Option Value and the balance of the Loan Account.

Due Proof of Death. Proof of death satisfactory to Us. Such proof may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death, or any other proof satisfactory to Us.

Fund. Each investment portfolio (sometimes called a Series) of the Ultra Series Fund or any other open-end management investment company or unit investment trust in which a subaccount invests.

General Account. Our assets other than those allocated to the Variable Account or any other separate account of CUNA Mutual Life Insurance Company.

Guarantee Amount. Any portion of Guaranteed Interest Option Value allocated to a particular Guarantee Period with a particular expiration date (including interest thereon).

Guarantee Period. A choice under the Guaranteed Interest Option with a specific number of years for which We agree to credit a particular effective annual interest rate.

Guaranteed Interest Option. An option under the Contract funded by Our General Account. It is not part of nor dependent upon the investment performance of the Variable Account.

Guaranteed Interest Option Value. The value of the Contract in the Guaranteed Interest Option.

Home Office. CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly Iowa 50677.

Loan Account. For any Contract, a portion of Our General Account to which Variable Contract Value or Guaranteed Interest Option Value is transferred to provide collateral for any loan taken under the Contract.

Loan Amount. The Contract Value in the Loan Account plus any loan interest accrued on the Contract Value in the Loan Account.

Net Purchase Payment. A purchase payment less any deduction for applicable premium taxes.

New Purchase Payment. At the time of determination, a purchase payment that We received within the prior seven (7) years.

Non-Qualified Contract.   A Contract that is not a "Qualified Contract."

Old Purchase Payment.  Any purchase payment other than a New Purchase Payment.

Owner. The person (or persons) who own(s) the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Payee. The person receiving annuity payments upon whose life payments are based.

Qualified Contract. A Contract that is issued in connection with plans that qualify for special federal income tax treatment under Sections 401, 403(b), or 408 of the Code.

SEC.  U.S. Securities and Exchange Commission.

Subaccount. A subdivision of the Variable Account, the assets of which are invested in a corresponding Fund.

Surrender Value. The Contract Value less any applicable surrender charges, interest adjustment, premium taxes not previously deducted, the annual contract fee and Loan Amount.

Valuation Day. Each day on which valuation of the assets of a Subaccount is required by applicable law.

Valuation Period. The period that starts at 3:00 p.m. central time on one Valuation Day and ends at 3:00 p.m. on the next succeeding Valuation Day.

Variable Account. The CUNA Mutual Life Variable Annuity Account. A segregated investment account of CUNA Mutual Life Insurance Company into which Net Purchase Payments may be allocated.

Variable Contract Value.  The value of the Contract in the Variable Account.

We, Our, Us. CUNA Mutual Life Insurance Company.

Written Notice. A signed Written Notice in a form satisfactory to Us and received at the Home Office.

You, Your.  The Owner or Owners of this Contract.

                                     GENERAL

SECTION 1.     THE ANNUITY CONTRACT

1.1     WHAT IS THE ENTIRE CONTRACT?

This Contract form, the Data Page, any attached endorsements, and a copy of the application, if attached to it, are the entire Contract between You and Us. No one except Our President or Secretary can change or waive any of Our rights or requirements under this Contract. Any change must be in writing.


1.2     WHEN WILL THE CONTRACT BECOME INCONTESTABLE?

This Contract is incontestable from its Contract Date. The statements contained in the application (in the absence of fraud) are considered representations and not warranties.


1.3     WHAT IF THE ANNUITANT'S DATE OF BIRTH OR SEX HAS BEEN MISSTATED?

If the Annuitant's date of birth has been misstated, We will adjust the payments under this Contract, based on the correct date of birth. If the Annuitant's sex has been misstated and the Type A life income rates apply (see the Data Page and Section 13), We will adjust the payments under this Contract based on the correct sex. Any underpayment will be added to the next payment. Any overpayment will be subtracted from future payments.

1.4     WHAT IS THE ANNUAL CONTRACT FEE?

The maximum annual contract fee is shown on the Data Page. The annual contract fee We charge will never be greater than the maximum. During the accumulation period, the contract fee will be deducted pro-rata from Your Contract Value in the Subaccounts and Guarantee Amounts on each Contract Anniversary. This contract fee will also be deducted on the date of any full surrender, if not on a Contract Anniversary. During the annuity period it will be deducted in equal amounts from any variable annuity payments made during a Contract Year. This fee is to reimburse Us for the expense of maintaining this Contract.

1.5     WHAT TAXES MAY BE DEDUCTED?

We will deduct applicable premium tax from Surrender Value, death benefit amount or the amount applied to an annuity payment option. However, we reserve the right to charge for the premium tax when it is incurred. The premium tax rate for Your state as of the Contract Date is shown on the Data Page.

In addition, We reserve the right to deduct certain other taxes from Surrender Value, death benefit amount or annuity payments, as appropriate. Such taxes may include taxes levied by any government entity which we, in our sole discretion, determine have resulted from the establishment or maintenance of the Variable Account, or from the receipt by Us of purchase payments, or from the issuance or termination of this Contract, or from the commencement or continuance of annuity payments under this Contract.


 1.6     WILL ANNUAL REPORTS BE SENT?

We will send You a report at least annually which provides information about Your Contract required by any applicable law.

1.7     CAN WE MODIFY THE CONTRACT?

Upon notice to You, We may modify the Contract if:

a) necessary to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

b) necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

c)       necessary to reflect a change in the operation of the Variable Account;
         or

d)       the modification provides additional investment options.

In the event of most such modifications, the Company will make appropriate endorsement to the Contract.

SECTION 2.     OWNER AND BENEFICIARY

2.1  WHAT ARE YOUR RIGHT'S AS OWNER OF THIS CONTRACT?

The Owner has all rights, title and interest in this Contract during the accumulation period while the Annuitant is living. You may exercise all rights and options stated in this Contract, subject to the rights of any irrevocable Beneficiary.

2.2     HOW CAN YOU CHANGE THE OWNER OR BENEFICIARY OF THIS CONTRACT?

You may change the Owner or Beneficiary of this Contract by Written Notice at any time while the Annuitant is alive. The change will take effect as of the date You signed it. We are not liable for any payment We make or action We take before receiving any such Written Notice.

If the Owner is more than one person, the Written Notice for change must be signed by all persons named as Owner. A request for change of Beneficiary must also be signed by any irrevocable Beneficiary.

                               ACCUMULATION PERIOD

SECTION 3.     ACCUMULATION PERIOD DEFINED

3.1     WHAT IS THE ACCUMULATION PERIOD?

The accumulation period is the first of two periods of Your Contract. The accumulation period begins on the Contract Date stated on the Data Page. This period will continue until the Annuity Date unless the Contract is terminated before that date.

SECTION 4.     PURCHASE PAYMENTS

4.1     WHEN CAN PURCHASE PAYMENTS BE MADE?

The initial purchase payment made is shown on the Data Page.

Additional purchase payments may be made to the Home Office at any time during the accumulation period. The minimum additional purchase payment is shown on the Data Page.

We may not accept purchase payments beyond the Contract Anniversary following the Annuitant's 85th birthday.

4.2  ARE ADDITIONAL PURCHASE PAYMENTS REQUIRED?

Additional purchase payments after the initial purchase payment are not required. However, We reserve the right to terminate the Contract and pay the Contract Value to the Owner if:

a)     no purchase payments have been received for two years; and

b)     purchase payments total less than $2,000; and

c)     the Contract Value is less than $2,000.

4.3     HOW WILL NET PURCHASE PAYMENTS BE ALLOCATED?

Net Purchase Payments will be allocated as You initially designated. Your initial allocation percentage is shown on the Data Page. This Contract allows You to allocate Net Purchase Payments to any available Subaccount of the Variable Account and any available Guarantee Period of the Guaranteed Interest Option.

However, for Contracts issued in jurisdictions where We must refund Net Purchase Payments during the "Right to Examine Period," the portion of the initial Net Purchase Payment allocated to the Variable Account will be allocated to the Money Market Subaccount for twenty (20) days. After twenty (20) days, We will reallocate the amount in the Money Market Subaccount to any other Subaccounts You designated for the initial Net Purchase Payment. This reallocation will be in proportion to Your initial Variable Account allocation designation.

Net Purchase Payments allocated to a Subaccount become part of the Variable Contract Value which fluctuates according to the investment performance of the selected Subaccount(s). Net Purchase Payments allocated to a Guarantee Period of the Guaranteed Interest Option become part of the Guaranteed Interest Option Value and earn interest at the rate(s) declared for the selected option(s).

You may change the allocation of subsequent Net Purchase Payments at any time, without charge, by Written Notice. The allocation may be 100% to any available Subaccount or Guarantee Period, or may be divided among any of the Subaccounts or Guarantee Periods in whole percentage points totaling 100%. The minimum allocation to any Subaccount or Guarantee Period is 5%. The minimum Net Purchase Payment allocated to a Guarantee Period is $1,000. If you request an allocation of less than $1,000 to a Guarantee Period, the Net Purchase Payment will automatically be allocated to the Money Market Subaccount. Any change will be effective at the time We receive Your Written Notice.

SECTION 5.     VARIABLE ACCOUNT

5.1     WHAT IS THE VARIABLE ACCOUNT?

The Variable Account is a segregated investment account to which We allocate certain assets and liabilities related to the Contracts and to other variable annuity contracts. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). We own the assets of the Variable Account. We value the assets of the Variable Account each Valuation Day.

That portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the contracts supported by the Variable Account will not be charged with liabilities arising from any other business that We may conduct. We have the right to transfer to Our General Account any assets of the Variable Account that are in excess of such reserves and other contract liabilities. The income, gains and losses, realized or unrealized, from the assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to Our other income, gains or losses.

The Variable Account is divided into Subaccounts. The Subaccounts as of the Contract Date are shown on the Data Page. Each Subaccount invests its assets solely in the shares or units of designated Funds of underlying investment companies. The Funds corresponding to the Subaccounts available as of the Contract Date are shown on the Data Page. Net Purchase Payments allocated and transfers to a Subaccount are invested in the Fund supporting that Subaccount.

5.2     CAN THE VARIABLE ACCOUNT BE MODIFIED?

Subject to obtaining approval or consent required by applicable law, We reserve the right to:

a)       combine the Variable Account with any of Our other separate accounts;

b) eliminate or combine any Subaccounts and transfer the assets of any Subaccount to any other Subaccount;

c) add new Subaccounts and make such Subaccounts available to any class of Contracts as We deem appropriate;

d)       add new Funds or remove existing Funds;

e) substitute a different Fund for any existing Fund, if shares or units of a Fund are no longer available for investment or if We determine that investment in a Fund is no longer appropriate;

f) deregister the Variable Account under the 1940 Act if such registration is no longer required;

g) operate the Variable Account as a management investment company under the 1940 Act (including managing the Variable Account under the direction of a committee) or in any other form permitted by law;

h) restrict or eliminate any voting rights of Owners or other persons having such rights as to the Variable Account; and

i) make any other changes to the Variable Account or its operations as may be required by the 1940 Act or other applicable law or regulations.

In the event of any such substitution or other change, We may make changes to this and other Contracts as may be necessary or appropriate to reflect such substitution or other changes.

5.3     HOW IS YOUR VARIABLE CONTRACT VALUE DETERMINED?

Your Variable Contract Value for any Valuation Period is the total of Your Subaccount values. Your value for each Subaccount is equal to:

a)       The number of that Subaccount's Accumulation Units credited to You;

b) multiplied by the Accumulation Unit value for that Subaccount at the end of the Valuation Period for which the determination is being made.

5.4     HOW ARE ACCUMULATION UNIT VALUES DETERMINED?

The Accumulation Unit value for each Subaccount was arbitrarily set initially at $10. Thereafter, the Accumulation Unit value for each Subaccount at the end of every Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) (i.e., (a-b)/c), where:

a)     is the net result of:

         1)       the  net  assets  of  the  Subaccount   attributable   to  the
                  Accumulation Units (i.e., the aggregate value of the underlying Fund shares held by the Subaccounts) as of the end of such Valuation Period;

         2) plus or minus the cumulative credit or charge with respect to any taxes reserved for by Us during the Valuation Period which We determine to be attributable to the operation of the Subaccount.

b) is the cumulative unpaid charge for the Mortality and Expense Risk Charge and Administrative Expense Charge. The charge for a Valuation Period is equal to the daily charge for the Mortality and Expense Risk Charge and Administrative Expense Charge multiplied by the number of days in the Valuation Period.

c) is the number of Accumulation Units outstanding at the end of such Valuation Period.

For each Subaccount, Net Purchase Payments or transferred amounts are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period in which the Net Purchase Payment or amount is received.

Surrenders, partial withdrawals or transfers from a Subaccount will result in the cancellation of the appropriate number of Accumulation Units of that Subaccount. The following events will also result in the cancellation of an appropriate number of Accumulation Units of a Subaccount:

a)     payment of the death benefit;

b)     the Annuity Date;

c)     the deduction of the annual contract fee; and

d)     imposition of any transfer charge.

Accumulation Units will be cancelled as of the end of the Valuation Period in which We receive notice of or instructions regarding the event.

SECTION 6.     GUARANTEED INTEREST OPTION

6.1     WHAT IS THE GUARANTEED INTEREST OPTION?

The Guaranteed Interest Option is an allocation option supported by assets in Our General Account. The Guaranteed Interest Option does not depend on the investment performance of the Variable Account. Subject to applicable law, We have sole discretion over the investment of assets supporting the Guaranteed Interest Option.

You may allocate Net Purchase Payments or transfer amounts to one or more of the Guarantee Periods that We make available. However, transfers will not be allowed to the DCA one year Guarantee Period. The minimum Net Purchase Payment or transfer amount to a Guarantee Period is $1,000. The Guarantee Period selected will determine the guaranteed interest rate. A Guarantee Period will begin on the date the Net Purchase Payment or transfer amount is applied and will end when the number of years in the Guarantee Period selected has elapsed. The last day of a Guarantee Period is the expiration date.

6.2     HOW IS YOUR GUARANTEED INTEREST OPTION VALUE DETERMINED?

Your Guaranteed Interest Option Value at any time is the sum of all Guarantee Amounts. Each Guarantee Amount is equal to:

a) the amount initially allocated or transferred to a Guarantee Period with a specified expiration date; plus the interest subsequently earned;

b)       less any prior withdrawal or amount borrowed;

c)       less any amounts transferred to any Subaccount or Guarantee Period.

As a result of any additional purchase payments or transfer of any portion of Your Contract Value, Guarantee Amounts allocated to Guarantee Periods of the same duration may have different expiration dates. Each Guarantee Amount will be treated separately for purposes of determining any interest adjustment described in Section 7.5. An interest adjustment is not applicable to any Guarantee Amount allocated to the DCA one year Guarantee Period.

We will periodically establish an applicable guaranteed interest rate for each Guarantee Period made available. Once an interest rate is declared for a Guarantee Amount, it is guaranteed for the duration of the Guarantee Period. The guaranteed effective annual interest rate(s) will never be less than 3%.

6.3     WHAT HAPPENS WHEN A GUARANTEE PERIOD ENDS?

The DCA one year Guarantee Period. Any remaining Guarantee Amount will be transferred to the Money Market Subaccount. Alternatively, any remaining Guarantee Amount may be transferred as You have previously designated. Transfers are not allowed to the DCA one year Guarantee Period.

All other Guarantee Periods. We will notify You prior to the expiration date for the Guarantee Amount. You may exercise one of the following options by Written Notice at any time during the thirty (30) day time period prior to the expiration date:

a) You may transfer the Guarantee Amount to any available Guarantee Period at the current guaranteed interest rate. You may only choose Guarantee
       Periods other than the DCA one year Guarantee Period. The Guarantee Period selected cannot extend past the Annuity Date.

b)     You may transfer the Guarantee Amount to any available Subaccount.

c) If there is less than one (1) year to the Annuity Date, You may continue to accumulate interest on the Guarantee Amount at the current guaranteed interest rate available for the one year Guarantee Period.

If We are not notified during the thirty (30) day time period prior to the expiration date, a new Guarantee Period will begin automatically on the day following the expiration date. The new Guarantee Period will be the same duration as the previous Guarantee Period. If the new Guarantee Period would extend beyond the Annuity Date, it will automatically be the longest duration that does not extend beyond the Annuity Date. If there is less than one (1) year to the Annuity Date, We will continue to credit interest at the current guaranteed interest rate available for the one year Guarantee Period.

SECTION 7.     TRANSFER PRIVILEGE AND WITHDRAWAL PROVISION

7.1 CAN YOU TRANSFER VALUES AMONG AND BETWEEN SUBACCOUNTS AND GUARANTEE PERIODS?

Your Variable Contract Value may be transferred among the Subaccounts or to an available Guarantee Period other than the DCA one year Guarantee Period. Transfers from the DCA one year Guarantee Period are allowed at any time prior to the expiration date of that Guarantee Period. Transfers from any other Guarantee Period will be allowed only during the thirty (30) day period prior to the expiration date of that Guarantee Period. Transfers are subject to the following:

a)       the transfer request must be by Written Notice;

b) the transfer request must be received in Our Home Office prior to the Annuity Date;

c) the amount transferred to a Guarantee Period must be at least $1,000, or it will be transferred automatically to the Money Market Subaccount;

d) the transfer is to a Subaccount or Guarantee Period other than the DCA one year Guarantee Period; and

e)       the deduction of any transfer fees that We may impose.

You may make 12 transfers per Contract Year without charge. Each transfer after the 12th transfer will be assessed a $10 transfer fee. The transfer fee, if any, will be deducted from the Subaccount(s) or Guarantee Period(s) from which the transfer is made. If a transfer is made from more than one Subaccount or Guarantee Period at the same time, the transfer fee will be deducted pro-rata from the remaining Variable Contract Value in such Subaccount(s) or from the remaining Guarantee Amount for such Guarantee Period(s). We reserve the right to waive the transfer fees and to modify or eliminate the transfer privilege.

7.2     WHAT ARE THE RULES FOR A PARTIAL WITHDRAWAL OF THE SURRENDER VALUE?

You have the right to make up to two partial withdrawals per Contract Year during the accumulation period by Written Notice. You must specify the Subaccount(s) or Guarantee Amount(s) from which the partial withdrawal is to be made.

We will pay You the amount You request in connection with a partial withdrawal by cancelling Accumulation Units from appropriate Subaccounts and/or reducing appropriate Guarantee Amounts. Partial withdrawals generally will be effective as of the date We receive Written Notice.

Any applicable interest adjustment will affect the amount available for withdrawal from a Guarantee Amount. If, at the time a partial withdrawal is requested from a Guarantee Amount, the Guarantee Amount would be insufficient to permit the deduction of an interest adjustment, then We will not permit the partial withdrawal.

Any applicable surrender charge will be deducted from the remaining value in the Subaccount(s) or the remaining Guarantee Amount(s) from which the withdrawal is being made. If such remaining Subaccount value(s) or Guarantee Amount(s) are insufficient for this purpose, the surrender charge will be deducted pro-rata from all Subaccount(s) and Guarantee Amount(s) under the Contract based on the remaining Contract Value in each Subaccount or Guarantee Amount.

If a partial withdrawal would cause the Surrender Value to be less than $2,000, We will treat Your request as a full surrender.

7.3     WHAT ARE THE RULES FOR A FULL SURRENDER OF THE CONTRACT?

You have the right to surrender this Contract during the accumulation period by Written Notice. You will be paid the Surrender Value. The Surrender Value is equal to:

a) The Contract Value at the end of the Valuation Period in which We receive Your request;
b)       minus any interest adjustment;
c)       minus any applicable surrender charge;
d) minus the annual contract fee if the surrender does not occur on a Contract Anniversary;
e)       minus any Loan Amount;
f)       minus any applicable premium taxes not previously deducted.

The Surrender Value will not be less than the amount required by state law.

Upon payment of the above Surrender Value, this Contract is terminated and We have no further obligation under this Contract. We may require that this Contract be returned to Our Home Office prior to making payment.

7.4     WHEN WILL A SURRENDER CHARGE BE APPLIED AND HOW IS IT CALCULATED?

A surrender charge is imposed on the withdrawal of any New Purchase Payment(s) in excess of the free withdrawal amount. The amount of the surrender charge is determined separately for each purchase payment and is expressed as a percentage of the purchase payment as follows:

Number of Years Since Surrender Charge
Purchase Payment was Credited                        Percent

Less than 1                                          7%
At least 1 but less than 2                           6%
At least 2 but less than 3                           5%
At least 3 but less than 4                           4%
At least 4 but less than 5                           3%
At least 5 but less than 6                           2%
At least 6 but less than 7                           1%
7 or more                                            0%


These percentages apply to partial withdrawals and full surrender of New Purchase Payments in excess of the free withdrawal amount.

Your annual free withdrawal amount is equal to 10% of New Purchase Payments at the time of withdrawal less free withdrawal amounts previously withdrawn in the current Contract Year. Your free withdrawal amount will never be less than zero. Free withdrawal amounts not withdrawn in a Contract Year are not carried over to increase the free withdrawal amount in a subsequent Contract Year.

For purposes of assessing a surrender charge, Contract Value is considered withdrawn as follows:

a)     Earnings not previously withdrawn;

b) Old Purchase Payments beginning with the oldest payment not previously withdrawn;

c) New Purchase Payments beginning with the oldest payment not previously withdrawn.

We will waive the surrender charge described previously, subject to Your providing satisfactory proof to Us that either of the following conditions has first occurred after the Contract Date:

a)     The  Annuitant  has been  admitted to a nursing  home or hospital and has been confined to such nursing home or hospital for at least 180 consecutive days; or

b) The Annuitant has been determined to be terminally ill. Terminally ill means that due to illness or accident the Annuitant's life expectancy is 12 months or less.

7.5     WHEN WILL AN INTEREST ADJUSTMENT BE APPLIED AND HOW IS IT CALCULATED?

An interest adjustment will not be applied at any time to a Guarantee Amount allocated to the DCA one year Guarantee Period. An interest adjustment will be imposed on any other Guarantee Amount withdrawn (which includes partial withdrawals, full surrender and amounts borrowed) prior to the end of the Guarantee Period. An interest adjustment will not be imposed on a withdrawal during the thirty (30) day period prior to the expiration date of a Guarantee Period. The interest rate being credited to the DCA one year Guarantee Period will not be used as a factor in any interest adjustment calculation.

The amount of the interest adjustment will be calculated by multiplying the amount being withdrawn from the Guarantee Amount (before deduction of any applicable surrender charge) by the following factor:

                               0.70 x (I - J) x N/12
where:

I  =   the  guaranteed  interest rate being offered for new Guarantee  Periods equal in duration to the period related to the Guarantee Amount being withdrawn. If the applicable Guarantee Period is no longer offered, "I" will be the rate determined by linear interpolation of the guaranteed interest rates for the Guaranteed Periods that are available. If the Guarantee Periods needed to perform the linear interpolation are not available, "I" will be the rate payable on the Treasury Constant Maturity Series published by the Federal Reserve for a security with time to maturity equal to the applicable Guarantee Period, plus the Interest Adjustment Reference Rate Factor shown on the Data Page. Linear interpolation will be used if this period of time to maturity is not quoted.

J = the interest rate being credited to the Guarantee Amount being withdrawn.

N =    the  number of  complete  months  remaining  to the end of the  Guarantee
       Period.

In situations where "I" is greater than "J" the interest adjustment will have the effect of reducing the amount available for withdrawal. Alternatively, if "J" is greater than "I", the interest adjustment will have the effect of increasing the amount available for withdrawal.

No interest adjustment will be assessed for amounts withdrawn in the following situations:

a)   calculation of the death benefit upon death of the Annuitant;
b)   amounts withdrawn to pay fees or charges related to Your Contract; and
c) amounts withdrawn during the thirty (30) day period prior to the expiration date of the Guarantee Period.

In no event will:

    a) the interest adjustment exceed an amount equal to the interest earned in excess of an effective annual rate of 3% on Guarantee Amounts;

    b) the sum of any surrender charges and interest adjustment for a Guarantee Amount be greater than 10% of the amount withdrawn;

    c) the interest adjustment reduce the amounts withdrawn or transferred below the amount required under the nonforfeiture laws of the state with jurisdiction over the Contract.

The total amount withdrawn or surrendered could be less than the total purchase payment(s) because of the cumulative effect of the interest adjustment and surrender charge.

7.6 ARE THERE ANY RESTRICTIONS ON PAYMENT OF PARTIAL WITHDRAWALS OR SURRENDERS?

Generally, the amount of any surrender or partial withdrawal will be paid to You within seven days of Our receipt of Your Written Notice.

In accordance with state law, We reserve the right to postpone payment of surrenders and partial withdrawal of Guaranteed Interest Option Value for up to six months after We receive Written Notice. If payment is postponed for more than 29 days, We will pay interest at the effective annual rate of 3% for the period of postponement.

We reserve the right to postpone payment of surrenders and partial withdrawals from the Variable Account for any period when:

a) the New York Stock Exchange is closed other than customary weekend and holiday closing;
b)  trading on the Exchange is restricted;
c) an emergency exists as a result of which it is not reasonable or practicable to dispose of securities held in the Variable Account or determine their value; or d) the SEC permits delay for the protection of security holders.

The applicable rules of the SEC shall govern as to whether the conditions in (b) and (c) exist.

SECTION 8.     DEATH OF ANNUITANT AND/OR OWNER AND DEATH PROVISIONS

8.1     WHAT IF THE ANNUITANT DIES DURING THE ACCUMULATION PERIOD?

If the sole Annuitant dies during the accumulation period and the Annuitant is not an Owner, We will pay the death benefit to the Beneficiary. The Beneficiary may elect (within 60 days of the date We receive Due Proof of Death) to apply this sum under one of the annuity payment options as Payee, provided the Annuity Date is at least two years after the Contract Date. See Section 8.2 if You are the Annuitant. We reserve the right to waive the requirement that the Annuity Date be at least two years after the contract date. Any waiver of this requirement will be administered in a nondiscriminatory manner.

8.2     WHAT IF ANY OWNER DIES DURING THE ACCUMULATION PERIOD?

If any Owner dies prior to the Annuity Date and the deceased Owner is the sole Annuitant, We will pay the death benefit to the Beneficiary in one sum within five (5) years of the deceased Owner's death. The Beneficiary may elect (within 60 days of the date We receive Due Proof of Death) to apply this sum under one of the annuity payment options as Payee, provided:

a) payment under the annuity payment option begin not later than one (1) year after the Owner's death; and

b) payment will be payable for the life of the Beneficiary, or over a period not greater than the Beneficiary's life expectancy.

If any Owner dies and the deceased Owner is not the Annuitant (or a co-annuitant survives the deceased Owner/Annuitant), the new Owner will be the surviving Owner if any. The new Owner will be the Annuitant (unless otherwise provided) if there are no surviving Owners. If the sole new Owner is the deceased Owner's spouse, the Contract may be continued. If the new Owner is someone other than the deceased Owner's spouse, the Surrender Value of the Contract must be distributed within five (5) years of the deceased Owner's death.

8.3 WHAT AMOUNT WILL BE PAID AS A DEATH BENEFIT DURING THE ACCUMULATION PERIOD?

The death benefit will be determined based on the Annuitant's Age on Your Contract Date. If there is more than one Annuitant, We will use the Age of the last surviving Annuitant.

If the Annuitant's Age on Your Contract Date is:

a.  less than 76, the death benefit is equal to the greater of:

        1. the sum of the Net Purchase Payments made less any partial withdrawals, as of the date Due Proof of Death is received;

        2.  the Contract Value as of the date Due Proof of Death is received;

        3. the death benefit anniversary amount as of the date of death, plus any Net Purchase Payments made and less any partial withdrawals since the most recent death benefit anniversary, prior to death.

Death benefit anniversaries are the 7th Contract Anniversary and each 7th subsequent Contract Anniversary thereafter.

b.  76 or greater, the death benefit is equal to the Contract Value.

The death benefit described above will be reduced by any Loan Amount and any applicable premium taxes not previously deducted.

SECTION 9.     LOANS AND DIVIDENDS

9.1     ARE LOANS AVAILABLE?

Loans will be available only to certain Qualified Contracts. The Data Page indicates if loans are available. The maximum loan value is 90% of the Surrender Value.

You must specify the Subaccount(s) or Guarantee Period(s) from which the loan will be made. The amount borrowed from such Subaccount(s) or Guarantee Period(s) in connection with the loan will be transferred to the Loan Account. Any amount borrowed from a Guarantee Amount will be subject to an interest adjustment, if applicable, as described in Section 7.5.

Your Loan Amount is equal to any amounts in Your Loan Account plus any accrued loan interest. Interest on Your Loan Amount will accrue at an effective annual rate of 6.50%.

Amounts in the Loan Account will be credited interest at an effective annual rate determined at Our discretion, but not less than 3%.

On each Contract Anniversary and on the Annuity Date (if not on a Contract Anniversary), any difference between the Loan Amount and the amount in the Loan Account will be transferred pro-rata from Your values in the Subaccount(s) and Guarantee Period(s) (as described above) to the Loan Account unless the difference is paid in cash.

You may repay the Loan Amount in whole or in part while this Contract is in force. An amount equal to the amount of the loan repayment will be transferred from the Loan Account to Your Subaccount(s) and Guarantee Period(s) in the same proportion as the Purchase Payments are currently allocated, unless You request otherwise. Loan repayments are not allowed to the DCA one year Guarantee Period.

The Loan Amount will be deducted from any death benefit payable.

If, on any date, Your Loan Amount exceeds Your Surrender Value, the Contract will be in default. In this case We will send You a notice of default and tell You what payment is needed to bring Your Contract out of default. You will have a 60 day grace period from the date of mailing such notice during which to pay the default amount. If the required payment is not paid within the grace period, the Contract will terminate without value.

9.2     WILL DIVIDENDS BE PAID?

We anticipate that no dividends will be payable on Your Contract. However, while Your Contract is in force, We will annually determine Your Contract's share in Our divisible surplus. Your Contract's share, if any, will be paid as a dividend on Your Contract Anniversary.

You may select a dividend option listed below. If You do not select an option, dividend option (a) will be used.

(a)    Allocation  to  the   Subaccount(s)  of  the  Variable  Account  and  the
       Guaranteed Interest Option in the same proportion as designated for purchase payments.
(b)    Pay in Cash.

                                 ANNUITY PERIOD

SECTION 10.     ANNUITY PERIOD DEFINED

10.1 WHAT IS THE ANNUITY PERIOD?

The annuity period is the second of the two periods of Your Contract. The annuity period begins on the Annuity Date. It continues until We make the last payment as provided by the annuity payment option chosen.

On the first day of this period the Contract Value (adjusted as described below) will be applied to the annuity payment option shown on the Data Page unless You have previously elected another option. Monthly annuity payments will begin as provided under that option.

The Contract Value applied to an annuity payment option will be adjusted as follows:

a)     Any applicable interest adjustment will be made.
b) Any applicable surrender charge will be deducted for amounts applied to Option 1.
c) If the Annuity Date is not on the Contract Anniversary, the annual contract fee will be deducted on a pro-rated basis. The balance of the annual contract fee will be deducted from the remaining annuity payments for that Contract Year.
d)     Any Loan Amount will be deducted.
e)     Any applicable premium taxes will be deducted.


SECTION 11.     ANNUITY PAYMENTS

11.1 WHEN WILL ANNUITY PAYMENTS BEGIN?

The first annuity payment will be paid as of the Annuity Date. The Annuity Date is shown on the Data Page. You may change the Annuity Date by Written Notice, provided that the notice is received at Our Home Office at least 30 days prior to the current Annuity Date. The Annuity Date must be at least two years after the Contract Date. Unless otherwise restricted by law or regulation, the latest Annuity Date is the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date. We reserve the right to waive the requirement that the Annuity Date be at least two years after the contract date. Any waiver of this requirement will be administered in a nondiscriminatory manner.

Unless changed as described above, We will use the Annuity Date shown on the Data Page.

11.2 WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

There are different ways to receive annuity payments. We call these annuity payment options. Four annuity payment options are described below. Options 1 and 2 are available only as a fixed annuity. Options 3 and 4 are available in two forms - as a variable annuity in connection with the Variable Account and as a fixed annuity. Other annuity payment options may be available with Our consent.

Option 1 - Interest Option (Fixed Annuity Payments Only). We will pay interest on the proceeds which We will hold as a principal sum during the lifetime of the Payee. The Payee may choose to receive interest payments either once a year or once a month. We will determine the effective rate of interest from time to time, but it will not be less than an effective annual interest rate of 3.50%.

Option 2 - Installment Option (Fixed Annuity Payments Only). We will pay equal monthly annuity payments for a chosen number of years, not less than 5 nor more than 30. If the original Payee dies before annuity payments have been made for the chosen number of years: (a) annuity payments will be continued for the remainder of the period to the successor Payee; or (b) the present value of the remaining annuity payments, computed at the interest rate used to create the Option 2 rates, will be paid to the successor Payee or to the last surviving Payee's estate, if there is no successor Payee.

The Option 2 rates shown in Section 13 are based on 3.50% interest per year. Additional interest, if any, will be payable as We may determine from time to time.

Option 3 - Life Income - Guaranteed Period Certain (Fixed or Variable Annuity Payments). We will pay monthly annuity payments for as long as the Payee lives. If the original Payee dies before all of the annuity payments have been made for the guaranteed period certain: (a) annuity payments will be continued during the remainder of the guaranteed period certain to the successor Payee; or (b) the present value of the remaining annuity payments, computed at the interest rate used to create the Option 3 rates, will be paid to the successor Payee or to the last surviving Payee's estate, if there is no successor Payee.

The guaranteed period certain choices are:

(a)   0 years (life income only); or
(b)   10 years; or
(c)   20 years; or
(d) a period of years such that the total of all monthly annuity payments will be no less than the amount of the proceeds applied under this option. This choice is available only for fixed annuity payments.

Dividends, if any, will be payable as determined by Us.

Option 4 - Joint and Survivor Life Income - 10 Year guaranteed period certain (Fixed or Variable Annuity Payments). We will pay monthly annuity payments for as long as either of the original Payees is living. If at the death of the second surviving Payee, annuity payments have been made for less than 10 years:
(a) annuity payments will be continued during the remainder of the guaranteed period certain to the successor Payee; or (b) the present value of the remaining annuity payments, computed at the interest rate used to create the Option 4 rates, will be paid to the successor Payee or to the last surviving Payee's estate, if there is no successor Payee.

Dividends, if any, will be payable as determined by Us.

11.3 WHAT ARE THE REQUIREMENTS FOR CHOOSING AN ANNUITY PAYMENT OPTION?

We will automatically make annuity payments according to a Life Income Option with a guaranteed period certain of 10 years, starting on the Annuity Date, unless You choose another guaranteed period certain or annuity payment option. We will apply Your adjusted Contract Value to purchase a variable and/or fixed annuity in the same proportion as Your Contract Value is distributed among the Subaccounts and the Guaranteed Interest Option. You may change the annuity payment option by Written Notice on or prior to the Annuity Date to an annuity payment option that is acceptable to Us.

The minimum adjusted Contract Value which can be applied under Option 1 is $2,500. If the monthly interest payment for Option 1 is less than $25, We reserve the right to pay interest annually.

The minimum adjusted Contract Value which can be applied under Options 2, 3 or 4 is the greater of $2,500 or the amount required to provide an initial monthly annuity payment of $25.

We may require due proof of the Age of any Payee who is to receive a life income. For Type A Life Income Rates, We may also require due proof of the sex of any Payee who is to receive a life income.

The Payee may name a successor Payee to receive any remaining annuity payments due after the Payee's death. The Payee may exercise any ownership rights that continue after the Annuity Date.

11.4  HOW WILL FIXED ANNUITY PAYMENT VALUES BE DETERMINED?

The dollar amount of each fixed annuity payment will be determined by dividing the amount applied by $1,000 and multiplying the result by the applicable option rate shown in Section 13.

11.5 HOW WILL VARIABLE ANNUITY PAYMENT VALUES BE DETERMINED?

The dollar amount of the initial variable annuity payment attributable to each Subaccount will be determined by dividing the amount applied by $1,000 and multiplying the result by the applicable option rate shown in Section 13. The total initial variable annuity payment is the sum of the initial variable annuity payments attributable to the Subaccounts.

The dollar amount of the subsequent variable annuity payments attributable to a Subaccount will be based on the number of Annuity Units credited to the Contract for that Subaccount and is determined by multiplying (a) by (b), where:

a)     is the number of Subaccount Annuity Units; and

b) is the Subaccount Annuity Unit value for the Valuation Period immediately preceding the due date of the payment.

The number of Annuity Units attributable to each Subaccount remains fixed unless there is an exchange of Annuity Units. The number of Annuity Units is derived by dividing that portion of the initial variable annuity payment attributable to the Subaccount by the Subaccount's Annuity Unit value for the Valuation Period which ends immediately preceding the Annuity Date.

The Annuity Unit value for each Subaccount was arbitrarily set initially at $100. Thereafter, the Annuity Unit value for each Subaccount in any Valuation Period is determined by dividing (a) by (b), then multiplying by (c) and adjusting the result to compensate for the assumed net investment rate of 3.50%, where:

  a)   is the Accumulation Unit value for the current Valuation Period;

  b) is the Accumulation Unit value for the immediately preceding Valuation Period;

  c)   is the Annuity Unit value for the immediately preceding Valuation Period;

With an assumed net investment rate of 3.50% per year, payments after the initial payment may increase, decrease or remain constant based on whether the actual annualized investment return of the selected Subaccount(s) is greater or less than the assumed 3.50% per year.

 11.6 CAN VARIABLE ANNUITY UNITS BE EXCHANGED?

The Payee may exchange the dollar value of a designated number of Annuity Units of a particular Subaccount for an equivalent dollar amount of Annuity Units of another Subaccount by Written Notice. On the date of the exchange, the dollar amount of an annuity payment would be unaffected by the fact of the exchange.

No more than 4 exchanges of Annuity Units may be made during any Contract Year.

SECTION 12.     DEATH OF OWNER

12.1     WHAT IF YOU DIE DURING THE ANNUITY PERIOD?

If You die on or after the Annuity Date, any remaining proceeds will be distributed at least as rapidly as provided by the annuity payment option in effect.

SECTION 13.     OPTION TABLES

13.1 WHAT RATES WILL BE USED TO DETERMINE FIXED ANNUITY PAYMENT VALUES FOR OPTION 2?

The rates below will be used to determine the dollar amount of the monthly fixed annuity payments for Option 2. The rates show the dollar amount of each monthly fixed annuity payment for each $1,000 applied. Rates for years payable not shown, if allowed by Us, will be calculated on an actuarially equivalent basis and will be available upon request.


Option 2. Rates - First Payment Due at Beginning of Period.

Years                      Monthly Payment Payable Under
Payable                    Fixed Option 2 for each $1,000 Applied
10                             9.83
15                             7.10
20                             5.75
25                             4.96
30                             4.45

13.2 WHAT RATES WILL BE USED TO DETERMINE ANNUITY PAYMENT VALUES FOR OPTIONS 3 AND 4?

The age adjustment table below and following rates will be used to determine the dollar amount of the monthly fixed annuity payments and the initial variable annuity payment for Options 3 and 4.

The Type A life income rates for Options 3 and 4 are based on the Payee's adjusted age and sex. The Type B life income rates are based on the Payee's adjusted age. The life income rates type for this Contract is shown on the Data Page. The adjusted age is the Payee's Age last birthday plus the age adjustment shown in the table below. The Contract Years elapsed are from the Contract Date to the effective date of the Annuity Option. Any partial Contract Year is considered as a full Contract Year.


Contract Years Elapsed                      Age Adjustment

  1- 10                                     +3
11 - 20                                     +2
21 - 30                                     +1
    +31                                      0

The following rates show the dollar amount of each monthly annuity payment for each $1,000 applied. The rates are based on the 1983A Mortality Tables and with compound interest at the effective rate of 3.50% per year. Rates for adjusted ages and guaranteed periods certain not shown, if allowed by Us, will be calculated on an actuarially equivalent basis and will be available upon request.

       Option 3. Life Income Rates - Guaranteed Period Certain - First Payment Due at
Beginning of Period.

                                             Type A Life Income Rates
                                                Per $1,000 Applied
--------------------------------------------------------------------------------------------------------------------
                                                Adjusted Age - Male

Years 55   56   57   58   59   60   61   62   63   64   65   66   67   68   69   70   71   72   73   74   75
--------------------------------------------------------------------------------------------------------------
 0    4.99 5.09 5.20 5.32 5.44 5.57 5.71 5.86 6.02 6.20 6.38 6.58 6.79 7.02 7.26 7.52 7.80 8.09 8.41 8.75 9.12
10    4.91 5.00 5.10 5.20 5.31 5.42 5.54 5.67 5.80 5.94 6.08 6.23 6.38 6.54 6.71 6.87 7.05 7.22 7.40 7.57 7.75
20    4.66 4.72 4.78 4.85 4.91 4.97 5.04 5.10 5.16 5.22 5.28 5.33 5.38 5.43 5.48 5.52 5.55 5.59 5.62 5.64 5.66
      --------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------
                                               Adjusted Age - Female
--------------------------------------------------------------------------------------------------------------------
Years  55   56   57   58    59   60   61   62   63   64    65   66   67   68   69    70   71   72   73   74    75
--------------------------------------------------------------------------------------------------------------------
  0   4.54 4.62 4.71 4.80  4.90 5.00 5.11 5.23 5.36 5.49  5.64 5.79 5.95 6.13 6.32  6.53 6.75 6.99 7.26 7.54  7.85
  10  4.51 4.58 4.66 4.75  4.84 4.93 5.03 5.14 5.25 5.37  5.50 5.63 5.77 5.91 6.07  6.23 6.40 6.58 6.76 6.95  7.14
  20  4.38 4.44 4.51 4.57  4.64 4.70 4.77 4.84 4.91 4.98  5.05 5.12 5.19 5.25 5.32  5.37 5.43 5.48 5.52 5.57  5.60
--------------------------------------------------------------------------------------------------------------------



                                             Type B Life Income Rates
                                                Per $1,000 Applied
--------------------------------------------------------------------------------------------------------------------
                                               Adjusted Age - Unisex
--------------------------------------------------------------------------------------------------------------------
Years  55   56   57   58    59   60   61   62   63   64    65   66   67   68   69    70   71   72   73   74    75
--------------------------------------------------------------------------------------------------------------------
  0   4.63 4.72 4.81 4.91  5.01 5.12 5.23 5.36 5.49 5.63  5.79 5.95 6.12 6.31 6.51  6.73 6.96 7.21 7.48 7.78  8.10
  10  4.59 4.67 4.75 4.84  4.94 5.03 5.14 5.25 5.37 5.49  5.62 5.75 5.90 6.05 6.20  6.37 6.54 6.71 6.90 7.08  7.27
  20  4.44 4.50 4.57 4.63  4.70 4.76 4.83 4.90 4.97 5.04  5.10 5.17 5.23 5.30 5.35  5.41 5.46 5.51 5.55 5.58  5.62
--------------------------------------------------------------------------------------------------------------------




Option 4.  Life Income Factors - Joint and Survivor - 10 Year Guaranteed Period Certain - First Payment Due at Beginning of Period.



           Type A Life Income Rates                                               Type B Life Income Rates
              Per $1,000 Applied                                                     Per $,1000 Applied

-------------------------------------------------------------  -----------------------------------------------------------------
  Adjusted                                                         Adjusted
   Age -                  Adjusted Age - Female                      Age -                   Adjusted Age - Unisex
             ------------------------------------------------                    -----------------------------------------------
    Male        55       60       65       70         75            Unisex          55       60       65       70        75

     55        4.16     4.34     4.51     4.65       4.76             55           4.10     4.24     4.35     4.44      4.51
     60        4.26     4.51     4.75     4.98       5.16             60           4.24     4.43     4.62     4.77      4.89
     65        4.35     4.65     4.98     5.31       5.61             65           4.35     4.62     4.89     5.14      5.34
     70        4.41     4.76     5.17     5.62       6.07             70           4.44     4.77     5.14     5.51      5.84
     75        4.46     4.84     5.32     5.88       6.48             75           4.51     4.89     5.34     5.84      6.34
-------------------------------------------------------------  -----------------------------------------------------------------

                            FLEXIBLE PREMIUM DEFERRED

                           VARIABLE AND FIXED ANNUITY

                 Flexible Purchase Payments as described herein.
                 Annuity Payments starting on the Annuity Date.
            Death benefit payable at death prior to the Annuity Date.
                                 Participating.


                       CUNA Mutual Life Insurance Company
                     2000 Heritage Way, Waverly, Iowa 50677
                            Telephone: (319) 352-4090

                                  EXHIBIT 4(c)

          Flexible Premium Deferred Variable and Fixed Annuity Contract
                                State Variations


Contract Form No. 2800 attached as Exhibit 4 is a copy of the Contract language used in the following states:

Alabama                                      Maine
Alaska                                       Minnesota
Arkansas                                     Mississippi
Colorado                                     Missouri
Connecticut                                  Nebraska
Delaware                                     Nevada
Georgia                                      New Hampshire
Hawaii                                       New Mexico
Illinois                                     Ohio
Indiana                                      Rhode Island
Iowa                                         South Dakota
Kentucky                                     Tennessee
Louisiana                                    Vermont
                                             Wyoming


The following state contract forms vary from the Form No. 2800 as indicated below:

Arizona--Contract No. 2800 AZ adds language to Form No. 2800 stating, "Upon written request, we will provide you with information regarding the benefits and provisions of the Contract."

California-- Contract No. 2800 CA changes Form 2800 language to allow for a 10-day free look, except for ages 60 and above allowing for a 30-day free look.

District of Columbia--Contract No.2800 DC changes Form 2800 language in Sections
6.2 and 7.2 to include the word "partial" when describing withdrawals.

Florida -- Contract No. 2800 FL changes Form 2800 language on the cover page to add "If you have a question, complaint or need information concerning your contract, call 1-800-798-5500." Surrender Charge description added to Data Page. Revises Section 1.7 without change in meaning. Adds table of values per $1,000 allocated to a Guarantee Period to Section 6.2.

Idaho -- Contract No. 2800 ID changes Form 2800 language to allow for a 20-day free look and the return of purchase payments during the Right to Examine Period. First paragraph in Section 4.3 changed to explain 20-day free look provision. Changes Section 7.6 interest rate paid for deferral of payment of partial withdrawal and surrenders as defined in Idaho Code.

Kansas -- Contract No. 2800 KS deletes nursing homes/terminal illness paragraph from Section 7.4 of Form 2800.

Maryland -- Contract No. 2800 MD adds "Limited Participation as described herein." Deletes "Fixed" from Form 2800 title on the cover page. Deletes sentence saying, "we will refund any purchase payments received by us required by state law" from the Right to Examine provision. There are no Fixed Accounts, therefore, Section 7.5 from Form 2800 regarding fixed accounts and Section 6 from Form 2800 regarding Guaranteed Interest Option have been deleted. Deleted all references to Guaranteed Interest Option throughout the Form 2800 Contract.

Massachusetts -- Contract Nos. 2800 SMA and UMA allowing for separate forms for sex distinct and unisex. Also added Table of values to Section 6.2 in Form 2800. Tables were changed on data page and misstatement of age and sex language was revised from Form 2800.

Michigan -- Contract Nos. 2800 U and 2800 S allowing for separate forms for sex distinct and unisex. Tables were changed on data page and misstatement of age and sex language was revised from Form 2800.

Montana -- Contract No. 2800 MT 0294 is unisex only. Revises misstatement of age and sex, tables etc. and adds Section 1.2 "Does the Contract Conform with Montana Statutes?" to Form 2800.

North Carolina -- Contract No. 2800 NC deletes settlement options 1 & 2 from Form 2800.

North Dakota -- Contract No. 2800 ND revises Form 2800 to allow for 20-day free look (on the cover page). Tables were changed on data page and misstatement of age and sex language was revised from Form 2800.

Oklahoma -- Contract No. 2800 OK revises Form 2800 to allow the return of purchase payments during the Right to Examine Period and that interest will be paid on refunds made more than thirty days from the date of cancellation. Also revises Section 4.3 "How Net Purchase Payments Will be Allocated" to describe the Right to Examine Period provision.

Oregon -- Contract No. 2800 OR revises Form 2800 to delete "Fixed" from the title on the cover page. There are no Fixed Accounts, therefore, deletes Section
7.5 regarding Fixed Accounts. Deletes Section 6 regarding Guaranteed Interest Option and deletes all references to Guaranteed Interest Option throughout the contract Form 2800.

Pennsylvania -- Contract No. 2800 PA changes Form 2800 to allow for issue ages 0-78; revised Free-Look. Revised Section 1.3 related to misstatement of age and sex adding "to be equal to the amount the contract value would have purchased based on correct age/sex." Revised Section 4.3 regarding how the initial purchase payment will be allocated. Section 5.2(i) added: "If such change required endorsement of your contract, we will notify you and the endorsement may then be either accepted or rejected." Only one fixed account guarantee period with no interest adjustment. Therefore, all language referring to the interest adjustment is deleted, including Section 7.5.

South Carolina -- Contract No. 2800 SC 0496 changes Form 2800 by deleting "in the absence of fraud" from Section 1.2 regarding "When will the contract become incontestable. "Contract fee deducted from subaccounts only, not fixed accounts. Revised free-look language to allow the return of purchase payments and Section
4.3 to describe the return of purchase payments during the Right to Examine Period.

Texas -- Contract No. 2800 TX revises Form 2800 to allow for a 6 year stepped up death benefit in Section 8.3. Contract fee deducted from subaccounts only, not fixed in Section 1.4. One fixed account/guarantee period, with no interest adjustment. Therefore, all language regarding interest adjustment deleted including Section 7.5. Section 11.2 "What Annuity Payment Options are Available?" adds Option 3(d) "The rates for such period of years will be calculated on an actuarially equivalent basis to those shown in Section 13.2.

Utah -- Contract No. 2800 UT revises Form 2800 free-look language to allow the return of purchase payments and Section 4.3 How Will the Net Purchase Payments be Allocated" to describe the return of purchase payments during the Right to Examine Period. One fixed account/guarantee period with no interest adjustment. Therefore, all language regarding interest adjustment deleted, including Section 7.5.

Virginia -- Contract No. 2800 VA revises Form 2800 to change interest adjustment to "market value adjustment" throughout contract.

Washington -- Contract No. 2800 WA deletes "Fixed" from the title on the cover page of the Form 2800. There are no Fixed Accounts, therefore, deletes Section
7.5 regarding Fixed Accounts, and Section 6, Guaranteed Interest Option. All references to Guaranteed interest Option removed throughout the contract.

West Virginia -- Contract No. 2800 WV limits postponement of payment of partial withdrawals and surrenders to 30 days in Section 7.6 of Form 2800.

Wisconsin -- Contract No. 2800 WI changes Form 2800 to allow one fixed account/guarantee period with no interest adjustment. Therefore, all language regarding interest adjustment deleted, including Section 7.5.


                                  EXHIBIT 5 (a)
CUNA Mutual Life
Insurance Company                                   VARIABLE ANNUITY APPLICATION                                    Credit Union No.
A Mutual Insurance Company
2000 Heritage Way, Waverly, Iowa 50677
                                                       (Please Print Clearly)

1. ANNUITANT (OWNER)                                                            Sex: |_| Male       |_|Female
   Name                                                                         SS No./Tax ID:
   Address                                                                      Date of Birth:
   City              State       ZIP                                            Daytime Phone  (               )

2. CO-ANNUITANT (CO-OWNER                                                       Sex:  |_|Male      |_|Female
     (Not available for QRP, IRA, SEP or 403(b) Plans)
   Name                                                                         SS No./Tax ID:
   Address                                                                      Date of Birth:
   City                       State         ZIP                                 Daytime Phone  (               )

3. OWNER
    If Annuitant(s) are not also the Owner(s), then specify the Owner here.     Sex:  |_|Male      |_|Female
   Name                                                                         SS No./Tax ID:
   Address                                                                      Date of Birth:
   City                       State         ZIP                                 Daytime Phone  (               )

4. BENEFICIARY     (To list more beneficiaries, use Section 10.)                                 Relationship to
                              Name                                            Address
Annuitant
     Primary
     Contingent

5. PLAN TYPE     (Check the appropriate boxes.)
   |_| Non-qualified   Qualified:(Check the appropriate plan description.)   |_| IRA   |_| SEP/IRA   |_| 403(b)   |_|Other

6. HOME OFFICE USE ONLY

7. PURCHASE PAYMENTS     Please make checks payable to CUNA Mutual Life Insurance Company.
   Single/Initial Purchase Payment $                                            Future Purchase Payments $
   (Min. Total First Year: Non-qual. $5000, Qual. or 457 $2000, 403(b) $300)    (Min.: $100 or $25 for Automatic & Salary Savings)

  By: |_|Check  |_|Automatic* |_|Transfer  |_|Rollover                  |_|By: |_|Mo. Automatic* |_|Salary Savings

   Year for which contribution applies
   (If Qualified)                                          |_|Quarterly       |_|Semiannual           |_|Annual

The Initial Purchase Payment applied will be equal to the actual amount received by CUNA Mutual Life Insurance Company.

*You must complete the Authorization on the back for Automatic Purchase Payment Plans.

8. PURCHASE PAYMENT ALLOCATION %
    (Whole %; Must total 100%; Minimum 5% per Subaccount or Guarantee Period.)

  ALLOCATION % TO SUBACCOUNT(S) OF THE VARIABLE ACCOUNT:
      % Cap. Appreciation Stock                      % Money Market                     % High Income
      % Growth & Income Stock                        % World Governments                % Developing Markets
      % Balanced Account                             % International Stock              % Other
      % Bond                                         % Emerging Growth                  % Other

ALLOCATION % TO GUARANTEE PERIOD(S) OF THE GUARANTEED INTEREST OPTION:
  (NOTE-Min. amount is $1000 each payment)
        %DCA 1 Year            % 1 Year                % 3 Year                % 5 Year             % 7Year          % 10 Year

9.  PRESERVATION  PLUS PROGRAM |_| I will participate in the  Preservation  Plus
    Program. I hereby authorize CUNA Mutual Life Insurance Company to allocate a portion of the initial purchase payment to the Year Guarantee Period. This portion will be the present value reflecting the guaranteed interest rate as of the contract issue date for the Guarantee Period indicated. The difference between the initial purchase payment and the portion allocated to the Guarantee Period will be allocated as indicated in Section 8.

10. Special Instructions

11. Will this contract replace or change any existing life insurance or annuity in this or any other company?    |_|Yes |_|No
     If Yes:
     What Company?
     What Contract Number?

12. SUITABILITY     Must be completed by Owner.                  Annual Earnings               Estimated Net Worth
Occupation                                                       |_| $ 25,000-$ 49,999         |_| $ 25,000-$ 74,999
Employer                                                         |_| $ 50,000-$ 99,999         |_| $ 75,000-$124,999
Address                                                          |_| $100,000-$199,999         |_| $125,000-$249,999
City                                State            ZIP         |_| $200,000 plus             |_| $250,000 plus
                                                                 Other Inc.                    Other
   Financial Objectives     Please check one.
   |_| Preservation of Capital     |_| Income     |_| Long Term Growth     |_| Maximum Capital Appreciation

   Initial Source of Funds:     Check all that apply.
   |_|CDs/Saving Acct.  |_|Investments  |_|Stocks/Bonds  |_|Sale of Personal Property  |_|Current Income
   |_|Policy Cash Value, Dividend or Loan  |_|Policy Surrender  |_|Other

13. AGREEMENT
     a. I hereby represent my answers to the above questions to be correct and true to the best of my knowledge and belief and are made as a basis for my application.

     b. I understand that no agent is authorized to make, modify or discharge any annuity contract provision or waive any of the Company's rights or requirements.

     c. I, the proposed owner(s), certify under penalties of perjury, that the taxpayer identification number(s) shown under Sections 1 and 2, or under
        Section 3 (if Owner is other than the Annuitant), is my correct taxpayer identification number unless I have marked the box below:
           |_| I have been notified that I am subject to backup withholding under Internal Revenue Section 3406(a)(1)(c) and the payor shall withhold in accordance with withholding requirement imposed by law.

     d. I ACKNOWLEDGE RECEIPT OF A CURRENT VARIABLE ANNUITY PROSPECTUS DATED I HEREBY REQUEST A STATEMENT OF ADDITIONAL INFORMATION |_|YES |_|NO

     e. I UNDERSTAND THAT CONTRACT VALUES, WHEN BASED ON THE INVESTMENT EXPERIENCE OF A VARIABLE ACCOUNT ARE VARIABLE AND NOT GUARANTEED AS TO A FIXED DOLLAR AMOUNT.

     f. I UNDERSTAND THAT AMOUNTS WITHDRAWN FROM THE GUARANTEED INTEREST OPTION MAY BE ADJUSTED UPWARD OR DOWNWARD BASED ON AN INTEREST ADJUSTMENT FORMULA.

  Signature of Owner (if other than Proposed Annuitant)                Date

                 Signature of Annuitant(s)                             Date

             Witness or Agent                       Agent No.          Date


AGENT
To the best of your knowledge, will this contract replace or change any existing life insurance or annuity in this or any other company? |_| Yes |_| No If yes, have all required documents been completed in compliance with applicable state regulations?
|_| Yes     |_| No                  If no, explain in Section 10.

Agents Signature

AUTHORIZATION PLEASE ATTACH A BLANK VOIDED CHECK (For Checking and Share Draft Accounts Only.)

Initial Payment:
|_| I hereby authorize a debit entry to my financial institution account indicated below to initiate the related credit entry to the CUNA Mutual Life Insurance Company account in the amount of $ .

Future Payments:
|_| I authorize CUNA Mutual Life Insurance Company and the financial institution named below to initiate variable entries to my account. I elect to receive quarterly statements for my variable annuity. This authorization will remain in effect until revoked by me in writing. A monthly debit in the amount of $ will occur on the first of the month, unless another draft date is checked:
   |_| 1      |_| 5        |_| 10       |_|15       |_|20        |_|25
Dollars allocated to a subaccount will purchase units at the next computed accumulation unit value. There is no additional charge for purchasing units through the automatic purchase payment plan.

Financial Institution:                             Account Number:

Address:

If this is a saving account, are electronic debits allowed?
|_| Yes     |_| No

Account Signature of Payor(s)

                                VARIABLE ANNUITY
                                OPTIONAL PROGRAMS

 Instructions

     The annuity owner may use this form to request services for a new or existing annuity.

     Check the appropriate box(es) and supply the information indicated. These programs are described in more detail in the prospectus.

|_| Automatic Personal Portfolio Rebalancing Service: Automatically rebalance the assets within my annuity. (Complete sections 1, 2, and 6.)

|_| Dollar Cost Averaging or Automatic Transfer Program: Automatically move assets among investment choices. More information on the next page. (Complete sections 1, 3, and 6.)

|_|  Telephone/Fax Authorization. (Complete sections 1, 4, and 6.)

|_| Systematic Withdrawal: To request systematic withdrawals from my annuity. (Complete sections 1, 5, and 6.)


1.   Contract Information

|_| New Contract
|_| Existing Contract No.

 Name of Contract Owner

 Name of Joint Owner (if applicable)

 Social Security Number of Owner

 Address

 City                               State        Zip

 2.      Rebalancing Service

|_| Begin               |_| Modify            |_| Terminate

Frequency:

|_| Monthly        |_| Quarterly        |_| Semiannually        |_| Annually

|_| Transfer amounts in proportion to my purchase payment allocation schedule.

      Use whole percentages - not less than 10%
      Must equal 100%

Indicate how you would like assets allocated:
         % Capital Appreciation Stock
         % Growth and Income
         % Balanced
         % Bond
         % World Governments
         % International Stock
         % Other
      100% Total

3.      Dollar Cost Averaging or Automatic Transfer Program

Dollar Cost Averaging is simply the investing of equal dollar amounts at regular intervals. This method of investing does not assure profit or protect against loss in declining markets. Consider your financial ability to continue purchasing at times when prices are low.

      $5,000 minimum in Money Market Subaccount
      Minimum transfer $100

|_| Begin                    |_| Modify                    |_| Terminate

Transfer:
|_| Fixed percent of % |_| Fixed dollar amount of $ |_| Fixed number of units |_| Excess amount above a target remainder of $

Frequency:
|_| Monthly        |_| Quarterly        |_| Semiannually        |_| Annually

      Use whole percentages
      Minimum of 10% or $100
      Must equal 100%

Transfer to:
|_|             % Capital Appreciation Stock
|_|             % Growth and Income
|_|             % Balanced
|_|             % Bond
|_|             % World Governments
|_|             % International Stock
|_|             % Other
     100% Total

4.      Telephone/Fax Authorization

|_| Check this box to authorize telephone/fax authorizations

     I authorize CUNA Mutual Life Insurance Company (the Company) to act pursuant to my telephone or fax instructions.

     I authorize my CUNA Brokerage Services, Inc. representative (name) to call the Home Office and perform transactions listed in the "By Phone" section on the next page, based on my specific instructions for each transaction.

     If the Company does not use reasonable procedures to determine that the instructions are genuine, the Company is at risk for losses due to unauthorized or fraudulent instructions. If the Company uses reasonable procedures and believes the instructions are genuine, I am at risk for losses caused by someone giving unauthorized or fraudulent information to the Company.

5.   Systematic Withdrawal

Be sure to complete the Income Tax Withholding sections Owner must be at least 59 1/2

Frequency:
|_| Monthly        |_| Quarterly        |_| Semiannually        |_| Annually

Options: (Select ONE)
|_| Specified dollar amount
|_| Specified number of accumulation units |_|Specified percent of variable contract value |_|Specified target remainder of variable contract value

$5,000 minimum contract value in subaccount chosen
 Each withdrawal must be at least $100

Complete the appropriate section below to reflect the option you selected.

                        Dollar       No. Of            Per-             Target
                        Amount       Units             centage          Remain.

Capital Apprec. Stock   $                                       %
Growth and Income       $                                       %
Balanced                $                                       %
Bond                    $                                       %
Money Market            $                                       %
International Stock     $                                       %
World Governments       $                                       %
Begin on                             and terminate on

For Substantially Equal Payments use Form CLS-230 (VANN).

INCOME TAX WITHHOLDING AUTHORIZATION

WAIVING THE TERMINATION OF THE SYSTEMATIC WITHDRAWAL PLAN WHEN SURRENDER CHARGES ARE ASSESSED

The Systematic Withdrawal Plan is scheduled to automatically terminate if surrender charges would ever be applicable to an amount withdrawn. By marking the section below, I am waiving this automatic termination.

|_| I authorize Century Companies of America to continue my Systematic Withdrawal Plan even if surrender charges may be deducted. If I elect the specified dollar amount option, my contract value will be reduced by my specified dollar amount plus any applicable surrender charges. If I elect the specified number of units, specified percentage, or specified target remainder options, my check will be reduced by any surrender charge amount.

INCOME TAX WITHHOLDING

I understand that:

1. The distributions or withdrawals I am to receive may be subject to Federal income tax withholding (and State income tax in some states) unless I elect not to have withholding apply. Withholding will only apply to the taxable portion of my distribution or withdrawal.

2. If I elect not to have withholding apply or if I do not have enough Federal income tax withheld, I may be responsible for payment of estimated tax. I may incur penalties under the estimated tax rules if my withholding and estimated tax payments are not sufficient.

3. If the election section below is not completed, the Company will automatically withhold.

      ELECTION
      Please check the appropriate box. (If this is a Tax Sheltered Annuity, a mandatory 20% Federal withholding is required. In addition, the 20% Withholding Distribution Notice, Form CLS-180, must be completed.)

      |_| I do not want to have Federal or State income tax withheld from this disbursement.
      |_| Withhold the amount as provided in the Federal and State withholding guidelines. My check amount will be reduced by any withholding amount.

4. My election will remain in effect until I revoke it by completing a new Withholding Election form.

TAXPAYOR IDENTIFICATION NUMBER CERTIFICATION
Under penalties of perjury, I certify that the taxpayer identification number shown below is my correct taxpayer identification number and that I am not subject to backup withholding unless I have marked the following box:

|_| I have been notified that I am subject to backup withholding under the Internal Revenue Code Section 3406(a)(1)(c) and the payor shall withhold in accordance with withholding requirements imposed by law.
Taxpayor Identification/Social Security No.

                Birth Date                                  Date


6.      Signatures


Signature of Owner

Signature of Co-owner(s) (if any)

Signature of Irrevocable Beneficiary(s) (if any)

Daytime Phone Number

Date

                                  EXHIBIT 5(b)

                                FLEXIBLE PREMIUM
                       DEFERRED VARIABLE AND FIXED ANNUITY
                                 IRA ENDORSEMENT

Contract No.                                      Endorsement Effective Date
Owner                                             City & State

The  contract is to be  qualified  as an  Individual  Retirement  Annuity  under
Section 408 of the Internal Revenue Code (Code). The terms and conditions listed below will then form a part of the owner's contract effective as of the date listed above. In any conflict between the terms of this Section and all or any of the other Sections of the contract, this Section will govern.

                          INDIVIDUAL RETIREMENT ANNUITY

EXCLUSIVITY, NONFORFEITABLE, NONTRANSFERABLE AND NONASSIGNABLE

This contract is for the exclusive benefit of the owner or his or her beneficiaries. The interest of the owner is nonforfeitable. The owner must be the annuitant. A co-owner may not be designated. This contract is not transferable except to the Company on surrender or settlement. It may not be pledged as security for any purpose.

PURCHASE PAYMENTS

A. Maximum Payment. The maximum payment under this contract for any tax year will be no more than the lesser of:

      1. $2,000 as an aggregate amount of the purchase payments for this contract and contributions to all other individual retirement arrangements that the owner has or may create; or

      2. 100 percent of compensation. Compensation means wages, salaries, professional fees, or other amounts derived from or received for personal service actually rendered (including, but not limited to, commissions paid sales personnel, compensation for services on the basis of a percentage of profits, commissions on insurance premiums, tips and bonuses) and includes earned income, as defined in Code
            Section 401(c)(2) (reduced by the deduction the self employed individual takes for contributions made to a Keogh plan). For purposes of this definition, Section 401(c)(2) will be applied as if the term trade or business for purposes of Section 1402 included service described in subsection (c)(6). Compensation does not include amounts derived from or received as earnings or profits from property (including, but not limited to, interest and dividends) or amounts not includible in gross income. Compensation also does not include any amount received as a pension or annuity or as deferred compensation. The term "compensation" shall include any amount includible in the individual's gross income under Code Section 71 with respect to a divorce or separation instrument described in subparagraph (A) of Code Section 71(b)(2).

     3. The above maximum purchase payment limitations do not apply to:

      a. a transfer, direct rollover, rollover contributions as permitted by Code Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3); or

      b. a transfer to the owner of a distribution from a qualified employer plan from a former spouse under a divorce decree or written instrument incidental to such divorce.

B. SEP Contributions. The above maximum payment limitations do not apply to a contribution made in accordance with the terms of a Simplified Employee Pension Plan (SEP) as described in Code Section 408(k) as amended.

C. Refund of Excess Contributions. If the purchase payment received is in excess of the maximum payment: (1) the excess amount is subject to an excise tax for the year of the excess and for each year thereafter until corrected; or (2) the owner may receive a refund of the excess amount plus any investment gain resulting from allocation to the subaccount(s). Any investment loss resulting from the allocation of the excess amount to the subaccount(s) will be deducted proportionately from the remaining subaccount value(s) and guarantee amount(s).

D. Refund of Purchase Payments. Any refund of purchase payments (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future purchase payments or the purchase of additional benefits.

E. Payment.  Payment under this contract must be in cash.

DISTRIBUTIONS.

A. Premature Distributions. Any distribution will be reported to the IRS as a premature distribution and may be subject to an excise tax in addition to income tax unless the Company is notified of one of the following circumstances:

      1. the distribution is a part of a series of substantially equal periodic payments made no less frequently than annually over the life expectancy of the owner or joint life expectancies of the owner and the named beneficiary(ies);

      2.    the owner is over age 59 1/2;

      3. distribution occurs following the disability (within the meaning of Section 72(m)(7) of the Code) of the owner; or

      4. the distribution to the beneficiary(ies) occurs following the death of the owner.

      5. the distribution occurs: a. to pay health insurance premiums, if the owner receives state or federal unemployment compensation for at least twelve (12) consecutive weeks; or b. to pay medical bills in excess of 7 1/2% of the owner's adjusted gross income.

B. Payments to Owner. Payments of the owner's entire interest will be made to the owner under this contract on or before April 1 of the year following the calendar year in which the owner attains the age of 70 1/2 as follows:
      1. as a single lump sum; 2.in equal or substantially equal payments: over the lifetime of the owner; over the lives of the owner and his or her beneficiary(ies); over a specified period that may not be longer than the owner's life expectancy; or over a specified period that may not be longer than the joint life and last survivor expectancy of the owner and his or her named beneficiary(ies).

      Periodic payments must be made in intervals of no longer than one year. In addition, payments must be either nonincreasing or they may increase only as provided in Q&A F-3 of Section1.401(a)(9)-1 of the Proposed Income Tax Regulations.

      Payment shall also be made to the owner at any time the owner requests it in order to pay health insurance premiums (if the owner receives state or federal unemployment compensation for at least twelve (12) consecutive weeks), or to pay medical bills in excess of 7 1/2% of the owner's adjusted gross income. However, any applicable charges outlined in the contract will apply to the amount withdrawn to the extent allowed by federal regulation.

      All distributions made hereunder shall be made in accordance with the requirement of Section401(a)(9) of the Code including: incidental death benefit requirements of Section 401(a)(9)(G) of the Code, and the regulations thereunder; including the minimum distribution incidental benefit requirement of Section 1.401(a)(9)-2 of the Proposed Income Tax Regulations.

C. Payments to Beneficiary(ies). If the owner dies, payments will be distributed as follows:

1. If death occurs on or after the date annuity payments have begun; the remaining payments will be distributed at least as rapidly as under the payment method used prior to death.

2. If the death occurs before annuity payments have begun; the death benefit must be distributed as elected. However, if an election has not been made; the beneficiary(ies) has the following options for distribution:

      a. the full amount to be paid by December 31st of the year containing the fifth anniversary of the owner's death; or

      b. in equal or substantially equal payments over the life or life expectancy of the beneficiary(ies). Such payments must start by December 31st of the year following the owner's death. However, for a spouse beneficiary, payments are not required to begin until December 31st of the year the owner would have turned 70 1/2. A spouse beneficiary may also roll all or a portion of the death benefit to their own individual retirement annuity.

3. If the designated beneficiary is the individual's surviving spouse, the spouse may treat the contract as his or her own IRA. This election will be deemed to have been made if such surviving spouse makes a regular IRA contribution to the contract, makes a rollover to or from such contract, or fails to elect any of the above provisions.

    Payment under this Section is considered to have begun if payments are made because:

      a.    an individual reaches his or her required beginning date; or

      b. if prior to the required beginning date; payments have begun under an irrevocable annuity payment option acceptable under and over a period permitted by Section1.401(a)(9) of the Regulations.

D. Other Distribution Provisions.

1. The return multiples contained in Tables V and VI of 1.72-9 of the Income Tax Regulations are used to calculate: Life expectancy; and joint and last survivor expectancy.

    The life expectancy of the owner or spouse beneficiary will be recalculated annually for the purposes of payment, unless otherwise elected by: the owner, prior to payments beginning; or by the spouse beneficiary, if the owner dies before payments have begun.

    If election has been made not to recalculate life expectancy annually; such election is irrevocable and will apply to all subsequent years.

    The life expectancy of a non-spouse beneficiary(ies) may not be recalculated. Instead, life expectancy will be based on the age(s) of the beneficiary(ies) in the year the owner attains age 70 1/2. Payments for subsequent years will be based on such life expectancy; reduced by one year which has elapsed since the calendar year life expectancy was first calculated.
2. The payment amounts will be no less than the amount obtained by dividing the owner's entire interest by: the life expectancy of the owner or beneficiary; or the joint and last survivor expectancy of the owner and spouse beneficiary.
3. For a non-spouse beneficiary; the payment amount will be no less than the amount obtained by dividing the owner's entire interest by the lesser of: the owner's life expectancy; or a divisor obtained from the tables available in Section 1.401(a)(9)b2.

4. The beneficiary(ies) may increase the frequency or amount of payments; if the payments are for a period certain.

5. If there are two or more individual retirement accounts or annuities (IRA's); minimum distribution requirements of the Code may be satisfied out of one of the IRA's. This is possible by receiving the combined required minimum distribution amounts out of one IRA. This is the alternative method described in Notice 88-38, 1988-1 C.B. 524.

GENERAL PROVISIONS.

A. Other Limitations.

   1. No amount of life insurance is provided under this contract.

   2. Commingling   of  funds  of  this  contract  with  any  other  annuity  is prohibited.

   3. The only values which may be held under this contract are those for the separate interest of the owner.

   4. Purchase Payments for this contract will not be invested in collectibles.

B. Minimum Purchase Payment Amount. The minimum total first-year purchase payment amount required to purchase a contract is $2,000. The minimum purchase payment size is $100, unless the payment is made through an Automatic Purchase Payment Plan, in which case the minimum is $25.

C. Additional Purchase Payments. Additional purchase payments after the initial purchase payment are not required.

D. Endorsements. The contract, including this Endorsement will be amended as required by changes in: the Code; IRS Regulation; or published revenue rulings. The Company will promptly furnish any endorsements which are required to comply with such changes. Upon receipt of such endorsement, the owner has thirty (30) days in which to contact the Company in order to reject the endorsement. If the thirty (30) days elapse and the Company has not been contacted, the endorsement is deemed accepted. Because this contract is established with the intent to comply with federal regulation, rejection will be deemed a request to remove this endorsement and will result in a taxable event.

E. Reporting. The Company is required to report payments from this contract to the IRS and, in some cases, to withhold certain amounts from taxable distributions. The Company will furnish an annual report summarizing total contributions and distributions under this contract.

F. Disclosure. The Company furnishes a disclosure statement describing IRA's when the contract is delivered or endorsed.

G. Enabling Agreement. The owner, by signing the application requesting that the contract be issued as an Individual Retirement Annuity, agrees to the terms of this Section and requests that this Endorsement be attached to the contract. The matters which the owner agrees to and accepts responsibility for in the contract (including the Application and this Endorsement) will not be the responsibility of CUNA Mutual Life Insurance Company (the Company). The Company will not be liable for any direct or indirect damage or loss including (without limitation) taxes suffered or incurred by the owner or the beneficiary(ies) as a result of those matters.

    Unless such damage or loss is caused by willful or negligent act or omission of the Company in violation of the contract or applicable law, the Company will not be liable for any direct or indirect damage or loss. This includes (without limitation) taxes suffered or incurred by the owner when the
    Company:

1. acts in accordance with or reliance upon any information furnished by the owner or the beneficiary(ies);

2. is required to act without the benefit of information which the owner is required to provide under the provisions of the contract or by law; or

3. administers any other matters arising under or relating to the contract.


CUNA MUTUAL LIFE INSURANCE COMPANY
A Mutual Insurance Company

Michael B. Kitchen
President

TELEPHONE AND FAX AUTHORIZATION INFORMATION
Below is a list of transactions that can be performed by phone and by fax.

By Phone - I authorize the Company to accept telephone instructions from me.

   Transferring amounts to and from the Subaccounts of the Separate Account and to or from the General Account. A request received prior to 3:00 p.m. Central Standard Time will be processed the day the request is received. Requests received after that time will be processed the following Valuation Day.

   Beginning, modifying, or terminating the Dollar Cost Averaging Program (DCA). Beginning, modifying, or terminating the Automatic Transfer Program (ATP). Beginning, modifying, or terminating the Automatic Personal Portfolio Rebalancing Service. (APPRS)
   Changing the Automatic Payment Plan by changing the bill day, changing the amount, or stopping the draft.

By Fax - I authorize the Company to accept fax (facsimile) instructions on a form prepared by the Company or on a document acceptable to the Company for all the following programs available under my policy:

   All transactions listed in the "By Phone" section above.
   Taking out a loan for an amount not more than $5,000.
   Making a partial withdrawal for an amount not more than $5,000. Terminating this authorization.




                                     RECEIPT

Received from          this                 day of               , 19,

              in the amount of $          to be applied on the Variable Annuity

application dated this same date.


        Agents Full Name                     Address of Agent

All checks must be made payable to:
                                      CUNA Mutual Life Insurance Company
                                    2000 Heritage Way, Waverly, Iowa 50677

                                  EXHIBIT 5(c)

        Flexible Premium Deferred Variable and Fixed Annuity Application
                                State Variations

Application Form No. 1676 attached as Exhibit 5 is a copy of the Application language used in the following states:

Alabama                                     Maine
Arkansas                                    Massachusetts
California                                  Mississippi
Colorado                                    Missouri
Connecticut                                 Nebraska
Delaware                                    New Mexico
Hawaii                                      North Dakota
Illinois                                    Rhode Island
Indiana                                     South Dakota
Iowa                                        Tennessee
Kansas                                      Vermont
Louisiana                                   West Virginia
                                            Wyoming

The following application forms vary from the Form No. 1676 as indicated below:

Application Form No. 1676 AZ Section 13 added, "Upon written request, we will provide the owner with information regarding benefits and provisions of the contract. If you decide not to keep your contract, return it within 10 days after you receive it for a refund of purchase payments, adjusted for any investment gain or loss if allocated to the Subaccount(s) of the Variable Account. You may return it to CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, Iowa 50677, or to the agent who sold it to you." Form 1676 AZ language is used in the following states:

         Arizona

Application Form No. 1676 FL changes Section 13(e) to "I understand that contract value placed in the subaccounts of the variable account will increase or decreased based on the investment experience of the subaccount(s) selected; adds agent license no line next to the witness or agent line. Form 1676 FL language is used in the following states:

         Florida

Application Form No. 1676(B) adds to Section 8 "the portion of the initial Purchase Payment allocated to the subaccount(s) of the variable account will be allocated to the Money Market subaccount for the first 20 days of your contract. After 20 days, it will be allocated as shown above." Form 1676(B) language is used in the following states:

         Georgia
         Idaho
         Michigan
         Nevada
         North Carolina
         South Carolina

Application Form No. 1676 KY adds to Section 13 "(g) - fraud statement". Also changed signature lines to include: signed at: (city & state), on (date). Form 1676 KY language is used in the following states:

         Kentucky

Application Form No. 1676(F) deletes from Section 8 the allocation percentage to subaccount(s) of the variable account. Section 9, Preservation Plus Program is deleted in its entirety. Section 12, Agreement Section deleted (f), "I understand that amounts withdrawn from the guaranteed interest option may be adjusted upward or downward based on an interest adjustment formula. Form 1676(F) language is used in the following states:

         Maryland
         Oregon

Application Form No. 1676 MN deletes subsection (c) from Section 13 related to taxpayer identification. Application Form No. 1676 MN language is used in the following states:

         Minnesota

Application Form No. 1676 MT0294 adds a date in the form number. Application Form No. 1676 MT0294 language is used in the following states:

         Montana

Application Form No. 1676(D) includes only one year guarantee period percentage allocation in Section 8. Section 13, Agreement (f) is deleted - "I understand that amounts withdrawn from the guarantee interest option may be adjusted upward or downward based on an interest adjustment formula." Application Form No. 1676(D) language is used in the following states:

         Pennsylvania
         Texas
         Wisconsin

Application Form No. 1676(C) adds (g) fraud clause to Section 13, Agreement. Application 1676(C) language is used in the following states:

         Ohio

Application Form No. 1676 OK adds to Section 8 "The portion of the initial Purchase Payment allocated to the Money Market Subaccount(s) of the Variable Account will be allocated to the Money market Subaccount for the first 20 days of your contract. After 20 days, it will be allocated as shown above. Question 13 adds fraud statement. Application Form No. 1676 OK language is used in the following states:

         Oklahoma

Application Form No. 1676(E) adds to Section 8 "The portion of the Initial Purchase Payment allocated to Subaccount(s) of the Variable Account will be allocated to the Money Market Subaccount for the first 20 days of your contract. After 20 days, it will be allocated as shown above. Also, only 1 year guarantee period % allocation. Section 13, Agreement, (f) is deleted "I understand that amounts withdrawn from the guaranteed interest option may be adjusted upward or downward based on an interest adjustment formula." Application Form No. 1676(E) language is used in the following states:

         Utah

Application Form No. 1676 VA changes Section 13, Agreement (f) "interest adjustment" to "market Value". Application Form No. 1676 VA language is used in the following states:

         Virginia

Application Form No. 1676(G) adds to Section 8 "The portion of the initial Purchase Payment allocated to the subaccount(s) of the Variable Account will be allocated to the Money Market Subaccount for the first 20 days of your contract. After 20 days, it will be allocated as shown above. Application Form No. 1676(G) language is used in the following states:

         Washington

                                  EXHIBIT 6(b)


                       CUNA Mutual Life Insurance Company
                                  Waverly, Iowa


                            ARTICLES OF INCORPORATION

                                    ARTICLE I
                            Name and Principal Office

Section 1. The name of this Corporation is CUNA Mutual Life Insurance Company (hereinafter sometimes called the Company).

Section 2. The home office and principal place of business of the Company shall be located in Bremer County, Iowa.

                                   ARTICLE II
                     Nature of Business, Objects and Powers

Section 1. The general nature and purpose of the business of this Corporation shall be that of engaging in, pursuing, maintaining and transacting on the mutual plan as a legal reserve or level premium company,

         (a) a general life and health and accident insurance business and an annuity business, including all forms of life insurance, endowments, annuities, accident insurance, disability and health insurance, all relating to the life and health of persons, and,

         (b) any other type of insurance business which the Company may be authorized and duly qualified to underwrite and transact under and by virtue of Iowa Insurance Laws,

and in addition, engaging in, pursuing, maintaining and transacting any other related or unrelated business which any corporation now or hereafter authorized and empowered to do an insurance business in this State may now or hereafter lawfully do, whether or not it be complementary, necessary, or incidental to the business of writing insurance and otherwise transacting the business of an insurer.

Section 2. More specifically, and without limitation as to any other right, power, privilege, franchise, or authority which the corporation may be permitted under the law of the state of Iowa, and in pursuance of the aforesaid corporate purposes, the Company in its corporate or assumed name is empowered:

         to sue, complain and defend; to have a corporate seal which may be altered at pleasure, and to use the same by causing it, or a facsimile thereof to be impressed or affixed or in any other manner reproduced; to design, create, develop, offer, solicit, sell, write, underwrite, insure, coinsure, reinsure, administer, settle and otherwise deal in and with insurance policies and annuity contracts of all types whether on a participating or nonparticipating basis, and on an individual or group or blanket basis, providing for benefits on either a fixed or variable basis; to enter into any lawful contract for the purpose of ceding or accepting insurance risks, directly or indirectly, either entirely in its own right or in a shared or multiple capacity with other insurers; to enter into collateral or supplementary contracts and otherwise deal contractually with respect to insurance policies or annuity contracts or the proceeds of same; to act as trustee or advisor in any capacity, and to offer all services, including those of a financial, accounting, or data processing nature, directly or indirectly, incidental to its business, and to form or otherwise acquire other insurance or business corporations as subsidiaries, and to invest in, and to establish or manage, one or more investment companies; to purchase, take, receive, lease, or otherwise acquire, own, hold, improve, use, or otherwise deal in and with real or personal property of any kind and description, or any interest therein, wherever situated; to sell, convey, mortgage, pledge, lease, exchange, transfer and otherwise dispose of all or any part of its property and assets; to compensate, or lend money to and otherwise to assist its employees, agents, officers, and Directors; to purchase, take, receive, subscribe for, or otherwise acquire, hold, vote, use, employ, sell, mortgage, lend, pledge, or otherwise dispose of and otherwise use and deal in and with, shares or other interests in, or obligations of, other domestic or foreign corporations, associations, partnerships, joint ventures or individuals, or direct or indirect obligations of the United States or of any other government, state, territory, governmental district or municipality, public or quasi-public corporation, or of any instrumentality thereof; to make contracts and guarantees and incur liabilities; to lend and borrow money and incur debts for its corporate purposes; to invest and reinvest its funds, and take and hold real and personal property as security for the payment of funds so loaned or invested; to acquire or organize subsidiaries; to conduct its business, carry on its operations, and have offices and exercise its powers under authority granted in any state, territory, district, or possession of the United States or in any foreign country; to make donations for religious, charitable, scientific or educational purposes; to pay pensions and establish pension plans, pension trusts, profit-sharing plans and other incentive, insurance and welfare plans for any or all of its Directors, officers, agents and employees, policyowners, insurance policy or contract beneficiaries, or clients; to enter into general partnerships, limited partnerships, whether the company be a limited or general partner, joint ventures, syndicates, pools, associations and other arrangements in pursuance of any or all of the purposes for which the Company is organized; to indemnify officers, Directors, employees and agents, possessing all the rights and powers with respect thereto permitted to Iowa business corporations as specified in Subsection 19 of Section 496A.4 of the Iowa Business Corporation Act and all acts amendatory thereof or additional thereto; and to engage in and carry on any other type of business which any corporation now or hereafter authorized and empowered to do an insurance business in the state of Iowa may now or hereafter lawfully do, and it shall have and exercise all powers, rights and privileges necessary or convenient to effect any or all of the purposes for which the Company is organized, and generally such additional powers not herein specified as are now or may hereafter be conferred upon corporations similar to this Company by the laws of the state of Iowa.

                                   ARTICLE III
                        Continuation of Corporate Entity

This Corporation shall have no capital stock and is a continuation of the original corporation doing business on the mutual plan, retaining all of its original rights, powers, privileges, immunities, and franchises. All of the contract rights of policyowners of the Company now holding contracts of insurance or of annuity issued or assumed by the Company are and shall be retained. Subject to the foregoing, these Articles shall be construed as a substitute for all prior articles and amendments thereto.

                                   ARTICLE IV
                               Period of Existence

This Corporation, as renewed, shall have perpetual existence.

                                    ARTICLE V
                         Exemption from Corporate Debts

The private property of the Members of the Company shall in no case be liable for corporate debts, but shall be exempt therefrom.

                                   ARTICLE VI
                                     Members

Section 1. Each person who owns one or more life insurance policies, health and accident insurance policies, or annuity contracts issued by the Company shall be a Member of the Company, but only so long as at least one of said policies or contracts remains in full force and effect and has not been surrendered or has not expired or has not matured by death of the insured or annuitant, or attainment of maturity date. In the case of multiple ownership of any insurance policy or annuity contract, the persons owning such policy or contract shall be deemed collectively to be the Member and the Bylaws may establish procedures for the exercise of the voting right of such Member.

Section 2. Only those Members who meet such eligibility requirements, as may be established by law, by these Articles, and the Bylaws as may be amended from time to time, shall be Voting Members, provided however, that nothing herein contained, and no Bylaws establishing additional eligibility requirements for Voting Members shall have the effect of terminating a person's then existing membership or voting right.

                                   ARTICLE VII
                                Members Meetings

Section 1. Voting Members shall be entitled to vote in person or by proxy at any meeting of the Members in accordance with procedures prescribed in the Bylaws.

Section 2. Unless the Board directs otherwise, the annual meeting of the Company shall be held at the Company's home office and principal place of business on the second Wednesday of May of each year for the election of Directors, and for the transaction of any other business properly coming before such annual meeting.

Section 3. Annual and all special meetings of the Members shall be called or held as provided in the Bylaws. The Company may make reasonable expenditures in support of a position or issue at any meeting, or in support of any or all candidates to be nominated for election to the Board.

                                  ARTICLE VIII
                         Board of Directors and Officers

Section 1. The corporate powers and business of the Company shall be directed and controlled by a Board of Directors and by such officers and agents as the Board of Directors may authorize, elect or appoint.

Section 2. The Board of Directors shall consist of not less than nine (9) nor more than twenty (20) Members as prescribed from time to time in the Bylaws, and shall be divided into classes, as nearly equal numerically as possible, so that the terms of one class expire each year. Each Director shall serve a term of approximately three (3) years except as otherwise provided in the Bylaws, or except where it is necessary to fix a shorter term in order to preserve classification. The Board of Directors shall have the power to fill any vacancy in its number occurring for any reason at any time except where such vacancy occurs due to the expiration of a Director's term of office as provided herein or in the Bylaws.

Section 3. The Board of Directors shall have the power to adopt such bylaws, rules and regulations for the transaction of business of the Company as are not inconsistent with these Articles, or the laws of the state of Iowa, and to amend or repeal such bylaws, rules and regulations. The Bylaws shall provide for the election of Directors and establish procedures to accomplish the same.

Section 4. A Director of this Company shall not be personally liable to the Company or its Members for monetary damages for breach of fiduciary duty as a Director, except for liability (i) for any breach of the Director's duty of loyalty to the Company or its Members, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, or
(iii) for any transaction from which the Director derived an improper personal benefit.

                                   ARTICLE IX
                               Change of Articles

These Articles of Incorporation may be amended, substituted or changed at any annual meeting of the Members, or at any special meeting called for that purpose as hereinafter provided. The proposed substitution or amendment must be offered in writing, and either signed by not less than one (1) percent of the Voting Members, or offered by the Board of Directors.

Such proposed substitution or amendment when offered by a Member

         (a) must contain the actual signatures as well as the printed names and addresses of those Members subscribing to the proposal,

         (b)      must have the notarized  certification  of the offering Member
                  authenticating   the  signatures  of  the  other   subscribing
                  Members, and

         (c) must be filed with the Secretary of the Company at least ninety (90) days prior to said annual or special meeting.

Such proposed substitution or amendment when offered by the Board of Directors must be first adopted by two-thirds (2/3) of the total Board membership at a regular meeting or at a special meeting called for such purpose, or it must be approved by the unanimous written consent of all of the Directors, certified by the Secretary, and filed at least thirty (30) days prior to said annual or special meeting of the Members.

The Secretary shall furnish to each Voting Member a copy of such substitution or amendment whether proposed by the Board or by Members together with a ballot containing a suitable space wherein a Voting Member may vote for or against the same, and a space for the Voting Member's signature and the date of the meeting. Such material shall be mailed in the United States mail, addressed to the Voting Members of the Company, or substantially all of them, at their last known post office addresses, as the same then appear on the records of the Company, not less than twenty (20) nor more than ninety (90) days prior to the date of the meeting. The Board of Directors or persons designated by it may make such statements or recommendations as it sees fit on all matters to be presented to the Members. All substitutions or amendments when adopted by a majority of Members voting thereon in person or by duly signed ballot shall be binding upon all Members and they shall be governed thereby.

                                  EXHIBIT 6(c)

                       CUNA Mutual Life Insurance Company
                                  Waverly, Iowa

                                    Restated
                                     BYLAWS

                                    ARTICLE I
                                   Definitions

Section 1.1. Terms. When used in these Bylaws, the terms hereinafter provided shall have the meanings assigned to them unless another meaning is explicitly indicated:

(a) Member: shall mean a Member of this Company as defined and described in the Company's Articles.

(b) Policy: shall mean a life insurance policy, accident and health policy, or annuity contract on an individual or group basis and shall not include group insurance certificates, settlement contracts, depository contracts, or certificates of any kind issued for the purpose of managing or holding insurance or annuity contract proceeds when a life policy, accident and health policy, or annuity contract terminates, expires or otherwise matures by reason of death, surrender or maturity in its ordinary course, or otherwise.

(c) Record Date: shall mean the last business day of any month immediately preceding the date of any event or transaction for which it may be useful or relevant to establish the identity of persons who are Members or Voting Members, from data contained in the Company's records.

(d) Voting Member: shall mean a Member who meets all of the eligibility requirements for voting as provided in Section 2.1.

                                   ARTICLE II
                            Voting Rights of Members

Section 2.1. Eligibility to Vote. Only those Members who have attained age sixteen (16) on or prior to the Record Date for any meeting shall be eligible to vote at Members' Meetings. In the case of multiple ownership of any Policy, the persons designated owners or co-owners on the Company's records as of such Record Date shall be deemed collectively to be the Voting Member and shall designate one of their number to cast their vote. In the case where ownership is claimed by right of assignment, the assignee, if shown on the Company's records to be the owner as of such Record Date, shall be deemed the Voting Member. In the case of group policies, the holder of the master policy, and not those persons holding certificates under the master policy, shall be deemed the Voting Member.

Section 2.2. Exercise of Voting Rights. Each Voting Member shall be entitled to cast one (1) vote on each matter to come before a meeting of the Members, either in person or through an attorney-in-fact designated in a written proxy which meets the requirements of Section 2.4, regardless of the number of policies or the amount of insurance or the number of lives insured under any Policy or Policies owned or controlled by the Voting Member. Except when electing Directors, voting by Members at any regular or special meeting of the Members may be by voice vote unless the vote is not all "yea" or "nay" in which case the vote shall be by written ballot. Each ballot may contain more than one question or proposition. Any attorney-in-fact holding the voting power of more than one Member may cast all such votes on one ballot, provided that the ballot shows on its face the number of votes being cast, and provided it is verified by the Voting Inspectors as having been cast in accordance with the voting rights acquired by proxy from the persons whose votes are being cast by proxy.

Section 2.3. Electing Directors. The vote for a Director or Directors at a meeting of Members shall be by written ballot. Each Voting Member shall be entitled to cast one (1) vote for each Director's office to be filled. Those eligible Candidates receiving the highest number of votes cast at such meeting shall be declared elected.

Section 2.4. Proxy Requirements. No proxy shall be valid unless it is evidenced by a written form executed by a Voting Member or his or her legal representative within two (2) months prior to the meeting for which such proxy was given. Whether or not the duration of such proxy is specified on the proxy form, all such proxy authority shall be limited to thirty (30) days subsequent to the date of such meeting or any adjournment thereof, and no proxy shall be valid beyond the date of such limitation. Unless a Voting Member's proxy shall be received by the Secretary at least one (1) day prior to the meeting or election at which it is to be used, it shall not qualify to be voted on behalf of the Voting Member. Any proxy may, by its terms, be limited as to its use, purpose, or manner in which it is to be used at the meeting or election for which it is given. Any such proxy authority shall be revocable by the Voting Member or his or her legal representative at any time prior to such meeting and shall be deemed to have been revoked when the person executing the proxy is present at the meeting and elects to vote in person.

Section 2.5. Proxy Solicitation by this Company. This Company may solicit proxies from Voting Members and provide such information as this Company deems pertinent with respect to the Candidates for election as Directors of this Company or matters being voted upon at the meeting. The fact that this Company, by mail or otherwise, solicits a proxy from any person shall not constitute nor be construed as an admission of the validity of any Policy or that such person is a Member entitled to vote at the meeting; and such fact shall not be competent evidence in any action or proceeding in which the validity of any Policy or any claim under it is at issue.

                                   ARTICLE III
                                Members' Meetings

Section 3.1. Annual Meeting. There shall be an annual meeting of Members for the purpose of electing Directors and conducting such business as may properly come before the meeting. Such annual meeting of Members shall be held on the second Friday in May in the Principal Office of this Company on Heritage Way, Waverly, Iowa, at the hour of 9:00 a.m. unless the Board otherwise directs. No notice of such annual meeting need be given except as required by law, unless the Board designates another date or time or place for the meeting.

Section 3.2. Special Voting and Special Meetings. A special voting of Members or special meetings of Members may be called at any time pursuant to a duly adopted Board resolution or upon a petition filed with the Secretary containing a complete description of the proposition or propositions to be voted on, the signatures, the printed names and addresses and the policy numbers of at least one percent (1%) of the Voting Members. A written notice summarizing the purpose shall be given.

Section 3.3. Presiding Officer. The Chairman of the Board, or in the absence of the Chairman, the Vice Chairman, or in the absence of both, the President, or in the absence of all three, the Chief Operating Officer shall preside over meetings of the Members. The Secretary or any Assistant Secretary of this Company shall act as secretary for the meetings.

Section 3.4. Place of Meetings. The place of all meetings of Members shall be the Principal Office of this Company in Waverly, Iowa, unless another place is designated by the Board, either within or without the state of Iowa, and is specified in the notice of the meeting.

Section 3.5. Manner of Giving Notice. Whenever written notice is required, it shall state the time, date and place of the meeting, and if for a special vote or a special meeting, a summary of the purpose. Notice shall be given by mailing a copy of the notice to Voting Members not more than ninety (90) nor less than thirty (30) days prior to the day of the meeting. Notice shall be deemed to have been given to a Voting Member when a copy of such notice has been deposited in the United States mail, addressed to the owner or the legal representative of the owner of any policy used to identify a Member as a Voting Member, at his or her post office address as the same appears on this Company's records as of the Record Date for the notice, with postage prepaid. Failure to provide notice to all Voting Members when notice is required shall not invalidate a meeting unless such failure was intended and such intentional failure can be shown to have been caused by a willful or deliberate act. If the date or place of an annual meeting of Members is changed by the Board after this Company has sent or commenced to send notices, or if prior to the date of any meeting of Members or any adjournment thereof the notice of such meeting shall be deficient, the Board may order a notice by publication in at least two (2) newspapers of general circulation, one of which shall be located in Des Moines, Iowa, and one in Waterloo, Iowa, at least ten (10) days prior to the meeting, and no other notice shall be required. Such other notice shall be given as may be required by the laws of Iowa pertaining to notice of meetings.

Section 3.6. Quorum. Either twenty-five (25) Voting Members present in person or one thousand (1000) Voting Members present by proxy shall constitute a quorum at any meeting of Members. If a quorum is not present, a majority of the Voting Members present in person or by proxy may only adjourn the meeting from time to time without further notice.

Section 3.7. Required Majority. Except as otherwise expressly provided in the Articles or Bylaws, or by law, a majority of the votes cast by Voting Members present in person and by proxy at any meeting of the Members with a quorum present shall be sufficient for the adoption of any matter to properly come before the meeting.

Section 3.8. Appointment of Voting Inspectors. Prior to each meeting of Members, the Board or its Executive Committee, if any, shall appoint, from among Members who are not Directors, Candidates for the office of Director or Officers of this Company, three (3) or more voting inspectors and one (1) or more alternate inspectors, and shall fix their fees, if any. If an inspector so appointed is unable or unwilling to act and no alternate is able or willing, or if the Board or Executive Committee has failed to appoint voting inspectors prior to the meeting, the President may appoint voting inspectors or alternates as required from among Members eligible as aforesaid.

Section 3.9. Administration of Proxies and Ballots. All unexpired proxies intended for use at a meeting of Members shall be delivered to the voting inspectors prior to the meeting. The voting inspectors shall verify their validity and tabulate them, certifying their findings and tabulation to the Secretary. At all meetings of the Members, the voting inspectors shall distribute, collect, and tabulate ballots and certify under oath the results of any ballot vote cast by Members. All questions concerning the eligibility of Members to vote and the validity of the vote cast shall be resolved by voting inspectors on the basis of this Company's records. In the absence of challenge before the tabulation of a ballot vote is completed, the inspectors may assume that the signature appearing on a proxy or a ballot is the valid signature of a person entitled to vote, that any person signing in a representative capacity is duly authorized to do so, and that a proxy, if it meets the requirements of
Section 2.4, and otherwise appears to be regular on its face, is valid.

                                   ARTICLE IV
                         Communications Between Members

Section 4.1. Procedure for Facilitating Communication. No Member who is not an officer, Director, or employee of this Company acting in the ordinary course of business shall have access to any of this Company's policyholder records, except such information pertaining to his or her own Policy or Policies as this Company may be reasonably required by law to provide. However, any Member desiring to communicate with other Members in connection with a Members meeting shall no less than sixty (60) days prior to the date of such meeting furnish a written request addressed to the Secretary containing the following information:

(a) such Member's full name and address and the policy number of any policy owned by the Member;

(b)      such Member's reasons for desiring to communicate with other Members;

(c)      a copy of the proposed communication;

(d) the date of the meeting at which such Member desires to present the matter for consideration.

Within fifteen (15) days of receipt of such request, this Company shall furnish the requesting Member with information indicating the number of Voting Members this Company has as of the last day of the month immediately preceding and provide an estimate of all costs and expenses for processing and mailing the proposed communication to the membership; or this Company shall advise the Member that this Company refuses to mail the proposed communication. This Company shall not refuse to mail the proposed communication unless it has first made a determination that the communication is "improper" in accordance with standards provided in Section 4.3 and has followed the procedures provided in
Section 4.2. Within thirty (30) days (or upon a later date if specified by the requesting Member) of receiving an amount equal to all of this Company's estimated costs and expenses and a sufficient number of copies of the proposed communication, this Company shall process and mail the communication to all of the Voting Members by a class of mail specified by the requesting Member, unless the communication has been determined to be improper.

Section 4.2. Determining Whether Communications are Proper. Each request to communicate with other Members shall be reviewed by the Board. If the Board determines that the communication is a proper one, it shall be processed as provided in Section 4.1. If the Board determines the communication to be improper, it shall instruct an appropriate officer to communicate a written refusal specifying the reasons for the refusal.

Section 4.3. Improper Communication Defined. As used in this section, an "improper communication" is one which contains material which:

(a)   at the time and in the light of the circumstances under which it is made

         (1)      is false or misleading with respect to any material fact, or

         (2) omits any material fact necessary to make the statements therein not false or misleading or necessary to correct any statement in an earlier communication on the same subject matter which has become false or misleading; or

(b) relates to a personal claim or a personal grievance against this Company, its management or any other party, or apparently seeks personal gain or business advantage by or on behalf of any party; or

(c) relates to any matter of a general, economic, political, racial, religious, social or other nature that is not significantly related to the business of this Company or is not within the control of this Company, in that it is not within the power of this Company to deal with, alter or effectuate; or

(d)      directly or indirectly, and without express factual foundation,

         (1)      impugns character, integrity or personal reputation, or

         (2)      makes charges concerning improper, illegal or immoral conduct.

                                    ARTICLE V
                               Board of Directors

Section 5.1. General Powers. The business and affairs of this Company shall be directed by the Board which from time to time shall delegate authority and establish guidelines as it deems necessary or appropriate for the exercise of corporate powers by officers and employees in the course of business.

Section 5.2. Number, Eligibility, and Tenure. The Board shall consist of at least nine (9) and not more than twenty (20) persons as set by the Board from time to time. Directors must be policyholders of this Company. The regular term of office for a Director shall commence when a Director is elected by Members and end at the third (3rd) succeeding annual meeting of the Members, except where a shorter term is provided in order to preserve the Class of Directors. The vacancies on the Board to be filled at each annual meeting of Members shall be the offices of those Directors whose regular terms are scheduled to expire. Directors shall be eligible for reelection. Unless a Director's regular term of office is sooner terminated by resignation, retirement, legal incapacity or death, each Director elected at an annual meeting of Members shall hold office for the term for which elected and until a successor has been elected or appointed and qualified.

Section 5.3. Classification. Directors shall be divided into three (3) Classes, which shall be as nearly equal as possible, according to the expiration date of the regular terms of office. The regular term of office of one of the Classes of Directors shall expire at each annual meeting of Members.

Section 5.4. Nomination by Members. Any Member may nominate one or more Candidates for the Directors' offices to be filled by election at any annual meeting of Members by filing with the Secretary on behalf of each such Candidate, on or before January 31 preceding such annual meeting, a Certificate of Nomination which has been signed by at least one percent (1%) of the Voting Members and which gives the names, occupations and addresses of their Candidate or Candidates together with a statement signed by said Candidates that they will accept office if elected. No signature on any such Certificate shall be counted unless it is also accompanied by the printed name and address and the policy number of a Policy owned by the signator.

Section 5.5. Board Sponsored Nominations. The Board may nominate one or more Candidates for the Directors' offices to be filled by election at any annual meeting of Members by nominating a Candidate or a slate of Candidates in a resolution duly adopted at a regular or special meeting of the Board and causing a Certificate of Nomination to be filed with the Secretary on behalf of each such Candidate at least thirty (30) days prior to the date of the annual meeting of Members. Such Certificate of Nomination shall give the names, occupations, and addresses of their Candidate or Candidates together with a statement signed by said Candidates that they will accept office if elected.

Section 5.6. Removal. A Director may be removed from office for cause by an affirmative vote of three-fourths (3/4) of the full Board of Directors at a meeting of the Board.

Section 5.7. Vacancies. Vacancies in the Board which occur prior to the expiration of a Director's regular term of office by reason of resignation, retirement, legal incapacity, or death, or other vacancies which may occur by a reason of an increase in the number of Directors in between annual meetings of Members, or vacancies which may occur by reason of any failure on the part of the Voting Members to elect a sufficient number of Directors at an annual meeting of Members, may be filled by appointment made in a duly adopted resolution concurred in by a majority of the Board membership when voting at any meeting of the Board, or by appointment made in a unanimous consent action taken in lieu of meeting. A Director appointed to fill a vacancy shall hold office for the unexpired portion of the term to which appointed. Unless a Director's service is otherwise terminated by resignation, retirement, removal, legal incapacity, or death, a Director, whether appointed or elected, shall serve until a successor is elected or appointed and qualified.

Section 5.8. Nonattendance. Any Director absent from three consecutive regular meetings shall forfeit his office and shall be ineligible for office for six months.

Section 5.9. Compensation. Directors shall be compensated as established by the Board and shall be reimbursed for reasonable expenses incurred in connection with the discharge of their duties and responsibilities.

                                   ARTICLE VI
                                 Board Meetings

Section 6.1. Regular Meetings. A regular annual meeting of the Board of Directors shall be held without other notice than this Bylaw on such date in the months of April, May or June as the Board of Directors shall determine. At such meetings, the Directors shall elect such officers of this Company as required or permitted by these bylaws and transact such business as pertains to the annual meetings of the Board. The Board of Directors may provide by resolution, or the Chairman of the Board, Vice Chairman or President may designate, the time, date and place, either within or without the state of Iowa, for the holding of additional regular meetings by giving notice at a regular or special meeting of Directors or by written notice as provided in this Article for special meetings.

Section 6.2. Special Meetings. Special meetings of the Board of Directors may be called by the Chairman of the Board, Vice Chairman, President or Secretary, and shall be called by the President upon written request of any three (3) Directors. The person or persons authorized to call special meetings of the Board of Directors may fix any place, either within or without the state of Iowa, as the place for holding any such special meeting of the Board of Directors.

Section 6.3. Notice. Notice of any special meeting shall be given at least ninety-six (96) hours previously thereto by written notice delivered personally or by U.S. mail, telegram or electronic mail transmission to each Director at his or her home or business address. If mailed, such notice shall be deemed to be delivered when deposited in the United States mail so addressed, with postage thereon prepaid. If notice be given by telegram, such notice shall be deemed to be delivered when the telegram is delivered to the telegraph company. Whenever any notice whatever is required to be given to any Director of this Company under the Articles of Incorporation or Bylaws or any provision of law, a waiver thereof in writing, signed at any time, whether before or after the time of meeting, by the Director entitled to such notice, shall be deemed equivalent to the giving of such notice. The attendance of a Director at a meeting shall constitute a waiver of notice of such meeting, except where a Director attends a meeting and objects thereat to the transaction of any business because the meeting is not lawfully called or convened. Neither the business to be transacted at, nor the purpose of, any regular or special meeting of the Board of Directors need be specified in the notice or waiver of notice of such meeting.

Section 6.4. Quorum. Except as otherwise provided by law or by the Articles of Incorporation or these Bylaws, a majority of the number of Directors authorized by the Articles of Incorporation and established in accordance with these Bylaws, shall constitute a quorum for the transaction of business at any meeting of the Board of Directors, but a majority of the Directors present (though less than such quorum) may adjourn the meeting from time to time without further notice.

Section 6.5. Manner of Acting. The act of the majority of the Directors present at a meeting at which a quorum is present shall be the act of the Board of Directors, unless the act of a greater number is required by law or by the Articles of Incorporation or these Bylaws.

Section 6.6. Presumption of Assent. A Director of this Company who is present at a meeting of the Board of Directors or a committee thereof at which action on any corporate matter is taken shall be presumed to have assented to the action taken unless his/her dissent shall be entered in the minutes of the meeting or unless he/she shall file a written dissent to such action with the person acting as the Secretary of the meeting before the adjournment thereof or shall forward such dissent by registered mail to the Secretary of this Company immediately after the adjournment of the meeting. Such right to dissent shall not apply to a Director who voted in favor of such action.

Section 6.7. Informal Action Without Meeting. Any action required or permitted by the Articles of Incorporation or these Bylaws or any provision of law to be taken by the Board of Directors at a meeting, or by resolution may be taken without a meeting if a consent resolution in writing, setting forth the action so taken shall be signed by all of the Directors then in office. Such consent shall have the same force and effect as a unanimous vote of the Board of Directors.

Section 6.8. Meetings by Conference Telephone. Directors may participate in a meeting of the Board of Directors or a committee thereof by means of conference telephone or similar communications equipment through which all persons participating in the meeting can hear each other. Such participation will constitute presence in person at that meeting for the purpose of constituting a quorum and for all other purposes. The place of any meeting held pursuant to this section will be deemed to be the place stated in the minutes of such meeting so long as at least one Director is present at that place at the time of that meeting.

                                   ARTICLE VII
                                   Committees

Section 7.1. Committees. The Chairman of the Board may appoint committees except standing committees or any other committee required to be elected or appointed by the Board of Directors. The Board of Directors by resolution adopted by the affirmative vote of a majority of the number of Directors as established in accordance with these Bylaws may designate one or more standing committees or other committees required to be elected or appointed by the Board of Directors, each committee to consist of three (3) or more Directors or employees of this Company elected or appointed by the Board of Directors or appointed by the Chairman of the Board, as provided in said resolution which to the extent provided in said resolution as initially adopted, and as thereafter supplemented or amended by further resolution adopted by a like vote, shall have when the members thereof are exclusively members of the Board of Directors, and may exercise when the Board of Directors is not in session, the powers of the Board of Directors in the management of the business and affairs of this Company, except action in respect to dividends to policyholders, election of the principal officers or the filling of vacancies in the Board of Directors or committees created pursuant to this Section or as otherwise restricted by law. The Board of Directors or its Chairman may elect or appoint one (1) or more of its members or employees of this Company as provided in said resolution, as alternate members of any such committee who may take the place of any absent member or members at any meeting of such committee, upon request by the President or upon request by the Chairman of such meeting. Each such committee shall fix its own rules governing the conduct of its activities and shall make such reports to the Board of Directors of its activities as the Board of Directors may request.

                                  ARTICLE VIII
                                    Officers

Section 8.1. Principal Officers. The principal officers of this Corporation shall be Chairman of the Board, Vice Chairman of the Board, who may also be designated as Vice President of the Board, Secretary and Treasurer, all of whom shall be Directors, and the President, who need not be a Director. All principal officers and Directors shall be policyholders of this Corporation. No two offices may be held by the same person.

Section 8.2. Chairman of the Board. The Chairman of the Board shall preside at all meetings of members of this Corporation and the Board of Directors. The Chairman shall present an annual report to the members and appoint committees which are not standing committees or other committees required to be elected or appointed by the Board of Directors. The Chairman shall perform such other duties as shall be assigned from time to time by the Board of Directors.

Section 8.3. Vice Chairman. The Vice Chairman shall, in the absence or disability of the Chairman of the Board, perform the duties of that office. The Vice Chairman elected by the Board of Directors may be designated as Vice President of the Board.

Section 8.4. Secretary. The Secretary shall keep, or cause to be kept, a record of the votes of all elections, minutes of all annual meetings and special meetings of members of this Corporation, and all meetings of the Board of Directors. He/She, or any of the Assistant Secretaries appointed by the Board, shall have the custody of the corporate seal and affix the same to all instruments required to be sealed. He/She shall perform, or cause to be performed by an Assistant Secretary, such other duties as are required by law, the Board of Directors, and the Bylaws of this Corporation.

Section 8.5. Treasurer. The Treasurer shall be the financial officer of the Board of Directors. He/She shall be responsible for the custody of all funds and securities of this Corporation in accordance with the authorization and direction of the Board of Directors. He/She shall be responsible for reporting to the Board of Directors at each regular annual meeting with respect to the funds and securities of this Corporation. The Treasurer shall perform such other duties as are assigned by the Board of Directors. He/She shall furnish to the Directors, whenever required by them, such statements and abstracts or records as are necessary for a full exhibit of the financial condition of this Corporation.

Section 8.6. President. The President shall be the principal executive officer of this Corporation and, subject to the control of the Board of Directors, shall in general be responsible for the supervision and control of all of the business and operations of this Corporation. He/She shall be responsible for authorization of expenditure of all funds of this Corporation as have been approved by the Board of Directors in the budget or are within the general authority granted by the Board of Directors for expenditure of funds. He/She shall have authority, subject to such rules as may be prescribed by the Board of Directors, to appoint such agents and employees of this Corporation as shall be deemed necessary, to prescribe their powers, duties and compensation, and to delegate authority to them. Such agents and employees shall hold office at the discretion of the President. He/She shall have authority to sign, execute and acknowledge, on behalf of this Corporation, all deeds, mortgages, bonds, contracts under seal, leases, and all other documents or instruments whether or not under seal which are authorized by or under authority of the Board of Directors provided that any such documents or instruments may, but need not, be countersigned by the Secretary, or an Assistant Secretary, and except as otherwise provided by law or the Board of Directors, may authorize any administrative vice president or other officer or agent of this Corporation to sign, execute and acknowledge such documents or instruments in his/her place and stead. In general, the President shall perform all duties incident to the office of President and such other duties as may be prescribed by the Board of Directors from time to time. He/She shall prepare, or cause to be prepared, a report of the business and operations of this Corporation, for the period since the last regular annual meeting, for submission to the Board of Directors at each regular annual meeting. He/She shall also prepare, or cause to be prepared, an annual proposed budget for submission to the Board of Directors.

Section 8.7. Assistant Treasurer. An Assistant Treasurer shall be appointed by the Board of Directors. He/She shall be responsible for the proper deposit and disbursement of all funds of this Corporation. He/She shall keep, or cause to be kept, regular books of account. He/She shall deposit, or cause to be deposited, all funds of this Corporation in the name of this Corporation in such banks, trust companies or other depositories as are designated for such purpose by the Board of Directors from time to time. He/She shall be responsible for the proper disbursement of funds of this Corporation, including responsibility that checks of this Corporation drawn on any bank account are signed by such officer or officers, agent or agents, employee or employees of this Corporation in such manner, including the use of a facsimile signature where authorized, as the Board of Directors has determined or authorized, and he/she shall perform all of the duties incident to the office of Assistant Treasurer, and such other duties as from time to time may be assigned by the Treasurer.

An Assistant Treasurer for Home Office Operations and one or more District Assistant Treasurers may be appointed by the Board of Directors, or by the President upon authorization of the Board of Directors, with authority and responsibility to perform the duties of Assistant Treasurer in the separate offices of this Corporation under the supervision of the Assistant Treasurer.

Section 8.8. Other Assistants and Acting Officers. The Board of Directors shall have the power to appoint any person to act as assistant to any officer, or to perform the duties of such officer whenever for any reason it is impracticable for such officer to act personally, and such assistant or acting officer appointed by the Board of Directors shall have the power to perform all the duties of the officer to which he/she is so appointed to be assistant, or as to which he is so appointed to act, except as such power may be otherwise defined or restricted by the Board of Directors.

Section 8.9. Administrative Officers and Assistant Administrative Officers. The President shall appoint administrative officers and assistant administrative officers who shall be appointed as deemed appropriate for the conduct of the affairs of this Corporation for such term of office as may be designated or without designated term of office subject to removal at will or by appointment of a successor in office. The administrative officers and assistant administrative officers shall perform such duties and have such authority as may be assigned from time to time by the President.

In the absence of the President or in the event of his/her death, inability or refusal to act, the administrative officers in the order designated by the President shall perform the duties of the President, and when so acting, shall have all powers of and be subject to all the restrictions upon the President.

                                   ARTICLE IX
                                  Miscellaneous

Section 9.1. Principal Office. The location of the principal office of this Company shall be in the CUNA Mutual Life Insurance Company Building on Heritage Way, in the city of Waverly, county of Bremer, and state of Iowa. This Company may have other offices at such locations as may be necessary or convenient for the conduct of its business.

Section 9.2. Certification and Inspection of Articles and Bylaws. This Company shall keep in its Principal Office the original or a certified copy of its Articles and its Bylaws as amended or otherwise altered to date, both of which shall be open for inspection by any Member or Members at all reasonable times during office hours.

Section 9.3. Corporate Seal. The Board may adopt, use, and, at will, alter a corporate seal. Failure to affix a seal does not affect the validity of any instrument. This corporate seal may be used in facsimile form.

Section 9.4. Execution of Instruments and Policies. The President, Chief Officers, Senior Vice Presidents, Vice Presidents, and such other persons as may be designated pursuant to duly adopted Board resolutions, shall each have authority to execute and acknowledge or attest on behalf of this Company all instruments executed in the name of this Company. The Secretary and Assistant Secretaries shall each have authority to attest and acknowledge all such instruments.

Policies and endorsements thereon shall be executed by the President and, if required or desired, by the Secretary or an Assistant Secretary, or in any other manner prescribed by applicable law or regulation, or directed by the Board. Such policies and endorsements may bear facsimile signatures of the President and, if signing, the Secretary or an Assistant Secretary. Facsimile signatures of the President, the Secretary, and the Treasurer may be used on other instruments to the extent permitted by law and by any Board approved internal control directives.

Section 9.5. Official Bonds. In addition to the bonds which law or regulation require this Company to maintain on its officers, employees, and agents, the Board may purchase insurance or other indemnification or require a special bond or bonds from any Director, officer, employee or agent of this Company, in such sum and with such sureties or insurance carriers as it may deem proper.

Section 9.6. Voting Stock in Other Corporations Stock held by this Company in another corporation shall be voted by the Chairman of the Board, the President and/or the Chief Executive Officer unless the Board of Directors shall by resolution designate another officer to vote such stock, and, unless the Board of Directors shall by resolution direct how such stock shall be voted, the President or other designated officer shall vote the same in his or her discretion for the best interests of this Company.

                                    ARTICLE X
                      Indemnification of Company Officials

Section 10.1. Liability and Mandatory Indemnification. This Corporation shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (excluding an action by or in the right of this Corporation) by reason of the fact that he/she is or was a Director or officer of this Corporation, or is or was serving at the request of this Corporation as a Director or officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by him/her in connection with such action, suit or proceeding; provided, that there is a determination that such person acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of this Corporation, did not improperly receive personal benefit and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. If such determination is not made by final adjudication in such action, suit or proceeding, it shall be made by arbitration in Waverly, Iowa, in accordance with the rules then prevailing of the American Arbitration Association by a panel of three (3) arbitrators. One of the arbitrators will be selected by a committee of at least three (3) policyholders appointed especially for such purposes by the Board of Directors by a majority vote of a quorum consisting of Directors who were not parties to such action, suit or proceeding (or, if such a quorum is not obtainable, by the Insurance Commissioner for the state of Iowa), the second by the officers and Directors who may be entitled to indemnification, and the third by the two arbitrators selected by the parties. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he/she reasonably believed to be in or not opposed to the best interests of this Corporation and, with respect to any criminal action or proceeding, had reasonable cause to believe that his/her conduct was unlawful.

No Director or officer shall be liable to this Corporation for any loss or damage by it on account of any action taken or omitted to be taken by him/her as a Director or officer of this Corporation in good faith and in a manner he/she reasonably believed to be in and not opposed to the best interests of this Corporation and had no reasonable cause to believe was unlawful, and a Director or officer shall be entitled to rely on advice of legal counsel for this Corporation if in good faith and upon financial statements of this Corporation represented to be correct by the President or other officer having charge of the corporate books of account or stated in a written report by a certified public accountant or upon statements made or information furnished by other officers or employees of this Corporation which he/she had reasonable grounds to believe were true.

Section 10.2. Controlled Subsidiaries. All officers and Directors of controlled subsidiaries of this Corporation shall be deemed for the purposes of this Article to be serving as such officers and Directors at the request of this Corporation. The right to indemnification granted to such officers and Directors by this Article shall not be subject to any limitation or restriction imposed by any provision of the Articles of Incorporation or Bylaws of a controlled subsidiary. For purposes hereof, a "controlled subsidiary" means any corporation in which at least fifty-one percent (51%) of the outstanding voting stock is owned by this Corporation or another controlled subsidiary of this Corporation.

Section 10.3. Advance Payment. Expenses, including attorneys' fees, incurred in defending a civil or criminal action, suit or proceeding, may be paid by this Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of the Director or officer to repay such amount unless it shall ultimately be determined that he/she is entitled to be indemnified by this Corporation in accordance with this Article.

Section 10.4. Other Rights. The indemnification provided by this Article shall not be deemed exclusive of any other rights to which any officer, Director, employee or agent may be otherwise entitled, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 10.5. Insurance. This Corporation may, but shall not be required to, purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of this Corporation, or is or was serving at the request of this Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him/her and incurred by him/her in any such capacity or arising out of his/her status as such, whether or not this Corporation would be obligated to indemnify him/her against such liability under the provisions of this Article. Such insurance may, but need not, be for the benefit of all Directors, officers, employees and agents.

                                   ARTICLE XI
                              Emergency Provisions

Section 11.1. Special Bylaw Provisions During Emergencies. If as a result of a declared, national or state, emergency resulting from actual or threatened enemy action, or, as a result of a natural or man-made catastrophe, or other unusual or emergency conditions, it is impossible to convene readily a quorum of the Board of Directors Executive Committee or any other Committee of the Board, for action within their respective jurisdictions, thus making it impossible, or impractical, for this Company to conduct its business in strict accord with the normal provisions of law, or of these Bylaws or of the Articles of Incorporation, then, and in any of said events, to provide for continuity of operations, these emergency Bylaws shall supervene and take effect if necessary over all other Bylaws for the duration of the emergency period, and all the powers and duties vested in any committee or committees or the Board of Directors, so lacking a quorum shall vest automatically in the Emergency Management Committee which shall consist of all readily available members of the Board of Directors. Three (3) members of the Emergency Management Committee shall constitute a quorum provided, however, that:

         If there are only two (2) available Directors, they and the first one of the following listed officials of this Company who is readily available and accepts the responsibility (even though he/she is not a Director) shall serve as the Emergency Management Committee or if there is only one available Director, he/she and the first two of the following listed officials of this Company who are readily available and accept the responsibility (even though not Directors) shall serve as the Emergency Management Committee:

         (a)      The Chief Executive Officer, if any, or

         (b)      The President, if any, or

         (c) The Executive Vice Presidents in order of seniority based on their period of service in such office, if any, or

         (d) The Chief Officers in order of seniority based on their period of service in such office, if any, or

         (e) The Senior Vice Presidents in order of seniority based on their period of service in such office, if any, or

         (f) The administrative Vice Presidents in order of seniority based on their period of service in such office, if any, or

         (g)      The Comptroller, if any, or

         (h) The Department Managers in the order of seniority based on length of their period of service in such position, if any, or

         If there is no readily available Director the first three (3) of those just previously listed in the above order (even though not Directors), who are readily available and accept the responsibility, shall serve as the Emergency Management Committee, provided, however, that an Emergency Management Committee composed solely of officials who are not Directors, shall not have the power to fill vacancies on the Board of Directors but shall as soon as circumstances permit conduct an election of Directors.

If there are no Directors, Chief Executive Officer, President, Executive Vice President, Chief Officers, Senior Vice Presidents, Vice Presidents, Comptroller or Department Managers readily available to form an Emergency Management Committee, then the Commissioner of Insurance of the state of Iowa or the duly designated person exercising the powers of the Commissioner of Insurance of the state of Iowa shall appoint three (3) persons to act as the Emergency Management Committee who shall be empowered to act in the manner and with the powers hereinabove provided when the Emergency Management Committee is composed solely of officials who are not Directors.

If the Emergency Management Committee takes an action in good faith, such action shall be valid and binding as if taken by the Board of Directors, or as the case may be, the Committee it represents, although it may subsequently develop that at the time of such action conditions requisite for action by the Emergency Management Committee did not in fact exist.

If the Emergency Management Committee in good faith elects someone to an office which it believes to be vacant, the acts of such newly elected officer shall be valid and binding although it may subsequently develop that such office was not in fact vacant.

                                   ARTICLE XII
                     Adoption, Amendment or Repeal of Bylaws

Section 12.1. Bylaw Amendment by Board of Directors. The Bylaws of this Company may be amended by a two-thirds (2/3) vote of the Board of Directors at any meeting of the Board of Directors in any manner not inconsistent with the insurance laws of the state of Iowa and this Company's Articles of Incorporation, subject to the power of the Members to alter or repeal any amendment made by the Board of Directors. Any particular article or section of these Bylaws may provide for amendment only upon vote of the Members. The Bylaws of this Company may also be amended, altered, or repealed in any manner not inconsistent with the insurance laws of the state of Iowa by a vote of two-thirds (2/3) of the Members voting at an annual meeting or special vote or meeting of the Members of this Company.

Section 12.2. Initiation of Bylaw Amendment by Members. An amendment to the Bylaws may be initiated by the direct action of the Members as follows:

         One percent (1%) or more of this Company's Members shall sign and file with the Secretary, not later than ninety (90) days prior to the date of the annual meeting of this Company, a copy of the proposed amendment or amendments together with a brief statement of the purpose thereof and a statement from this Company's General Counsel that the proposed amendment is acceptable under Iowa law. Such a copy of the proposed amendment and statement of purpose shall be on a form to be furnished by the Secretary and shall be signed by the Member, if a natural person, and by the president or treasurer or other authorized officer, if a corporate member, such officer having been so authorized by resolution duly adopted by the board of directors of such corporation.

Upon timely receipt of a proposed amendment to the Bylaws accompanied by the two required statements, properly prepared and signed and arising by action of the Members as herein provided, the Secretary shall send or cause to be sent a copy of such proposed amendment to all Members not less than twenty (20) days prior to the date of the next annual meeting. The Board of Directors may make a recommendation to Members as to any such amendment as proposed.

RESTATED BYLAWS: The foregoing shall constitute Restated Bylaws of this Company which shall supersede and take the place of the heretofore existing Bylaws and amendments thereto.

                                  EXHIBIT 8 (c)

                             PARTICIPATION AGREEMENT
                                      Among
                       OPPENHEIMER VARIABLE ACCOUNT FUNDS,
                             OPPENHEIMERFUNDS, INC.
                                       and
                       CUNA MUTUAL LIFE INSURANCE COMPANY

                  THIS AGREEMENT (the "Agreement"), made and entered into as of the 20th day of February, 1997 by and among CUNA Mutual Life Insurance Company (hereinafter the "Company"), on its own behalf and on behalf of each separate account of the Company named in Schedule 1 to this Agreement, as may be amended from time to time by mutual consent (hereinafter collectively the "Accounts"), Oppenheimer Variable Account Funds (hereinafter the "Fund") and OppenheimerFunds, Inc. (hereinafter the "Adviser").
                  WHEREAS, the Fund is an open-end management investment company and is available to act as the investment vehicle for separate accounts now in existence or to be established at any date hereafter for variable life insurance policies and variable annuity contracts (collectively, the "Variable Insurance Products") offered by insurance companies (hereinafter "Participating Insurance Company");
                  WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each designated a "Portfolio", and each representing the interests in a particular managed pool of securities and other assets;
                  WHEREAS, the Fund has obtained an order from the Securities and Exchange Commission, dated July 16, 1986 (File No. 812-6324) granting Participating Insurance Company and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the "1940 Act") and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies (hereinafter the "Mixed and Shared Funding Exemptive Order")
                  WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and its shares are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act");

         WHEREAS, the Adviser is duly registered as an investment adviser under the federal Investment Advisers Act of 1940; WHEREAS, the Company has registered or will register certain variable annuity and/or life insurance contracts under the 1933 Act (hereinafter "Contracts") (unless an exemption from registration is available);


         WHEREAS, the Accounts are or will be duly organized, validly existing segregated asset accounts, established by resolution of the Board of Directors of the Company, to set aside and invest assets attributable to the aforesaid variable contracts (the Contract(s) and the Account(s) covered by the Agreement are specified in Schedule 2 attached hereto, as may be modified by mutual consent from time to time);

         WHEREAS, the Company have registered or will register the Accounts as unit investment trusts under the 1940 Act (unless an exemption from registration is available);

         WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intend to purchase shares in the Portfolios (the Portfolios covered by this Agreement are specified in Schedule 3 attached hereto as may be modified by mutual consent from time to time), on behalf of the Accounts to fund the Contracts named in Schedule 2, as may be amended from time to time by mutual consent, and the Fund is authorized to sell such shares to unit investment trusts such as the Accounts at net asset value; and

         NOW, THEREFORE, in consideration of their mutual promises, the Fund, the Adviser and the Company agree as follows:

ARTICLE I. Sale of Fund Shares

         1.1. The Fund agrees to sell to the Company those shares of the Fund which the Company orders on behalf of the Account, executing such orders on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Fund. For purposes of this
Section 1.1, the Company shall be the designee of the Fund for receipt of such orders from each Account and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives written (or facsimile) notice of such order by 9:30 a.m. New York time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value pursuant to the rules of the SEC.

         1.2. The Company shall pay for Fund shares on the next Business Day after it places an order to purchase Fund shares in accordance with Section 1.1 hereof. Payment shall be in federal funds transmitted by wire or by a credit for any shares redeemed.

         1.3. The Fund agrees to make Fund shares available for purchase at the applicable net asset value per share by the Company for their separate Accounts listed in Schedule 1 on those days on which the Fund calculates its net asset value pursuant to rules of the SEC; provided, however, that the Board of Trustees of the Fund (hereinafter the "Trustees") may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Trustees, acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, in the best interests of the shareholders of any Portfolio.

         1.4. The Fund agrees to redeem, upon the Company's request, any full or fractional shares of the Fund held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the request for redemption. For purposes of this Section 1.6, the Company shall be the designee of the Fund for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives written (or facsimile) notice of such request for redemption by 9:30 a.m. New York time on the next following Business Day. Payment shall be made within the time period specified in the Fund's prospectus or statement of additional information, in federal funds transmitted by wire to the Company's account as designated by the Company in writing from time to time.

         1.5. The Company shall pay for the Fund shares on the next Business Day after an order to purchase shares is made in accordance with the provisions of
Section 1.4 hereof. Payment shall be in federal funds transmitted by wire pursuant to the instructions of the Fund's treasurer or by a credit for any shares redeemed.

         1.6. The Company agrees to purchase and redeem the shares of the Portfolios named in Schedule A offered by the then current prospectus and statement of additional information of the Fund in accordance with the provisions of such prospectus and statement of additional information. The Company shall not permit any person other than a Contract owner to give instructions to the Company which would require the Company to redeem or exchange shares of the Fund.

ARTICLE II. Sales Material,  Prospectuses  and Other Reports

         2.1. The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, each piece of sales literature or other promotional material in which the Fund or the Adviser is named, at least ten Business Days prior to its use. No such material shall be used if the Fund or its designee reasonably object to such use within ten Business Days after receipt of such material. "Business Day" shall mean any day in which the New York Stock Exchange is open for trading and in which the Fund calculates its net asset value pursuant to the rules of the Securities and Exchange Commission.

         2.2. The Company shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Fund shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sale literature or other promotional material approved by the Fund or its designee, except with the permission of the Fund.

         2.3. For purposes of this Article II, the phrase "sales literature or other promotional material" means advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboard or electronic media), and sales literature (such as brochures, circulars, market letters and form letters), distributed or made generally available to customers or the public.

         2.4. The Fund shall provide a copy of its current prospectus within a reasonable period of its filing date, and provide other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus for the Fund is supplemented or amended) to have the prospectus for the Contracts and the Fund's prospectus printed together in one document (such printing to be at the Company's expense). The Adviser shall be permitted to review and approve the typeset form of the Fund's Prospectus prior to such printing.

         2.5. The Fund or the Adviser shall provide the Company with either: (i) a copy of the Fund's proxy material, reports to shareholders, other information relating to the Fund necessary to prepare financial reports, and other communications to shareholders for printing and distribution to Contract owners at the Company's expense, or (ii) camera ready and/or printed copies, if appropriate, of such material for distribution to Contract owners at the Company' expense, within a reasonable period of the filing date for definitive copies of such material. The Adviser shall be permitted to review and approve the typeset form of such proxy material and shareholder reports prior to such printing provided such materials have been provided within a reasonable period.

ARTICLE  III.  Fees and Expenses

         3.1. The Fund and Adviser shall pay no fee or other compensation to the Company under this agreement, and the Company shall pay no fee or other compensation to the Fund or Adviser, except as provided herein.

         3.2. All expenses incident to performance by each party of its respective duties under this Agreement shall be paid by that party. The Fund shall see to it that all its shares are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent advisable by the Fund, in accordance with applicable state laws prior to their sale. The Fund shall bear the expenses for the cost of registration and qualification of the Fund's shares, preparation and filing of the Fund's prospectus and registration statement, proxy materials and reports, and the preparation of all statements and notices required by any federal or state law.

         3.3. The Company shall bear the expenses of typesetting, printing and distributing the Fund's prospectus, proxy materials and reports to owners of Contracts issued by the Company.

         3.4. In the event the Fund adds one or more additional Portfolios and the parties desire to make such Portfolios available to the respective Contract owners as an underlying investment medium, a new Schedule A or an amendment to this Agreement shall be executed by the parties authorizing the issuance of shares of the new Portfolios to the particular Account. The amendment may also provide for the sharing of expenses for the establishment of new Portfolios among Participating Insurance Company desiring to invest in such Portfolios and the provision of funds as the initial investment in the new Portfolios.

ARTICLE IV.  Potential  Conflicts

         4.1. The Board of Trustees of the Fund (the "Board") will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the Contract owners of all separate accounts investing in the Fund. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners; or (f) a decision by an insurer to disregard the voting instructions of Contract owners. The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

         4.2. The Company has reviewed a copy of the Mixed and Shared Funding Exemptive Order, and in particular, has reviewed the conditions to the requested relief set forth therein. The Company agrees to be bound by the responsibilities of a participating insurance company as set forth in the Mixed and Shared Funding Exemptive Order, including without limitation the requirement that the Company report any potential or existing conflicts of which it is aware to the Board. The Company will assist the Board in carrying out its responsibilities in monitoring such conflicts under the Mixed and Shared Funding Exemptive Order, by providing the Board in a timely manner with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Board whenever Contract owner voting instructions are disregarded and by confirming in writing, at the Fund's request, that the Company are unaware of any such potential or existing material irreconcilable conflicts.

         4.3. If it is determined by a majority of the Board, or a majority of its disinterested Trustees, that a material irreconcilable conflict exists, the Company shall, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested trustees), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to an including: (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Company) that votes in favor of such segregation, or offering to the affected Contract owners the option of making such a change; and
(2) establishing a new registered management investment company or managed separate account.

         4.4. If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund's election, to withdraw the Account's investment in the Fund and terminate this Agreement; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing
material   irreconcilable   conflict  as   determined   by  a  majority  of  the
disinterested members of the Board. Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of the six month period the Fund shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Fund.

         4.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the Account's investment in the Fund and terminate this Agreement within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Until the end of the foregoing six month period, the Fund shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Fund, subject to applicable regulatory limitation.

         4.6. For purposes of Sections 4.3 through 4.6 of this Agreement, a majority of the disinterested members of the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts. The Company shall not be required by Section 4.3 to establish a new funding medium for Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict. In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the particular Account's investment in the Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination, provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested members of the Board.

ARTICLE  V.  Applicable  Law

         5.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of New York. 5.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and Exchange Commission may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

ARTICLE VI.  Termination

         6.1  This  Agreement  shall  terminate  with  respect  to  some  or all
Portfolios:

                  (a) at the option of any party upon six month's advance written notice to the other parties;

                  (b) at the option of the Company to the extent that shares of Portfolios are not reasonably available to meet the requirements of its Contracts or are not appropriate funding vehicles for the Contracts, as determined by the Company reasonably and in good faith. Prompt notice of the election to terminate for such cause and an explanation of such cause shall be furnished by the Company; or

                  (c) as provided in Article IV

         6.2. It is understood and agreed that the right of any party hereto to terminate this Agreement pursuant to Section 6.1(a) may be exercised for cause or for no cause.

ARTICLE VII.

         Notices Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify to the other party.

                  If to the  Fund:

                           Oppenheimer  Variable  Account  Funds
                           c/o OppenheimerFunds,  Inc.
                           2 World Trade Center New York, NY 10048-0203
                           Attn: Legal Department

                  If to the Adviser:

                           OppenheimerFunds, Inc.
                           2 World Trade Center
                           New York, NY 10048-0203
                           Attn: General Counsel

                  If to the Company:

                           CUNA Mutual Group
                           5910 Mineral Point Road
                           Madison, Wisconsin 53701
                           Attn: Legal Department

ARTICLE VIII.     Miscellaneous

                  8.1. Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as it may come into the public domain.

                  8.2.  The  captions  in  this   Agreement   are  included  for
convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

         8.3. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

                  8.4. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

                  8.5. Each party hereto shall cooperate with, and promptly notify each other party and all appropriate governmental authorities (including without limitation the Securities and Exchange Commission, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

                  8.6. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

                  8.7. It is understood by the parties that this Agreement is not an exclusive arrangement in any respect.

                  8.8. The Company and the Adviser each understand and agree that the obligations of the Fund under this Agreement are not binding upon any shareholder of the Fund personally, but bind only the Fund and the Fund's property; the Company and the Adviser each represent that it has notice of the provisions of the Declaration of Trust of the Fund disclaiming shareholder liability for acts or obligations of the Fund.

                  8.9. This Agreement shall not be assigned by any party hereto without the prior written consent of all the parties.

                  8.10. This Agreement sets forth the entire agreement between the parties and supercedes all prior communications, agreements and understandings, oral or written, between the parties regarding the subject matter hereof.

                  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed as of the date specified below.

                              CUNA MUTUAL LIFE INSURANCE COMPANY

                              By its authorized officer,

                              By:      /s/ Michael B. Kitchen
                                       ---------------------------------
                                       Michael B. Kitchen

                              Title:   President and Chief Executive Officer

                              Date:    February 26, 1997


                              OPPENHEIMER VARIABLE ACCOUNT
                                FUNDS



                              By:      /s/ Andrew J. Donohue
                                       -------------------------------
                                       Andrew J. Donohue

                              Title:   Secretary

                              Date:    March 3, 1997




                             OPPENHEIMERFUNDS, INC.


                             By:      /s/ Andrew J. Donohue
                                      ------------------------------
                                      Andrew J. Donohue

                             Title:   Vice President

                             Date:    March 3, 1997

                                   SCHEDULE 1

              CUNA Mutual Life Insurance Company Separate Accounts

CUNA Mutual Life Variable Annuity Account
CUNA Mutual Life Variable Account
CUNA Mutual Life Group Variable Annuity Account

                                   SCHEDULE 2

                  CUNA Mutual Life Insurance Company Contracts
                Covered by Separate Accounts Listed in Schedule 1


CUNA Mutual Life Variable Annuity Account
         MEMBERS Variable Annuity Product

CUNA Mutual Life Variable Account
         MEMBERS Variable Universal Life Product

CUNA Mutual Life Group Variable Annuity Account
         UltraSaver Group Annuity Product
         CU Pension Saver Group Annuity Product

                                   SCHEDULE 3


                  Oppenheimer Variable Account Funds Portfolios

Oppenheimer High Income Fund

                                  EXHIBIT 8 (d)

                             PARTICIPATION AGREEMENT
                 AMONG TEMPLETON VARIABLE PRODUCTS SERIES FUND,
                    FRANKLIN TEMPLETON DISTRIBUTORS, INC. and
                       CUNA MUTUAL LIFE INSURANCE COMPANY

         THIS AGREEMENT made as of March 31, 1997, among Templeton Variable Products Series Fund (the "Trust"), an open-end management investment company organized as a business trust under Massachusetts law, Franklin Templeton Distributors, Inc., a California corporation, the Trust's principal underwriter ("Underwriter"), and CUNA Mutual Life Insurance Company, a life insurance company organized as a corporation under Iowa law (the "Company"), on its own behalf and on behalf of each segregated asset account of the Company set forth in Schedule A, as may be amended from time to time (the "Accounts").

                              W I T N E S S E T H:

         WHEREAS, the Trust is registered with the Securities and Exchange Commission (the "Commission") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and has an effective registration statement relating to the offer and sale of the various series of its shares under the Securities Act of 1933, as amended (the "1933 Act" ) ;

           WHEREAS, the Trust and the Underwriter desire that Trust shares be used as an investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts to be offered by life insurance companies which have entered into fund participation agreements with the Trust (the "Participating Insurance Companies");

         WHEREAS, the beneficial interest in the Trust is divided into several series of shares, each series representing an interest in a particular managed portfolio of securities and other assets, and certain of those series, named in Schedule B, (the "Portfolios") are to be made available for purchase by the Company for the Accounts; and

         WHEREAS, the Trust has received an order from the Commission, dated November 16, 1993 (File No. 812-8546), granting Participating Insurance Companies and their separate accounts exemptions from the provisions of Sections 9(a), 13(a), 15(a) and 15(b) of the 1940 Act, and Rules 6e-2 (b) (15) and 6e-3
(T) (b) (15) thereunder, to the extent necessary to permit shares of the Trust to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans (the "Shared Funding Exemptive Order");

         WHEREAS, the Company has registered or will register under the 1933 Act certain variable annuity contracts and variable life insurance policies with the form number(s) which are listed on Schedule C attached hereto and incorporated herein by this reference, as such Schedule C may be amended from time to time hereafter by mutual written agreement of all parties hereto, under which the Portfolios are to be made available as investment vehicles (the "Contracts");

         WHEREAS, the Company has registered or will register each Account as a unit investment trust under the 1940 Act unless an exemption from registration under the 1940 Act is available and the Trust has been so advised;

         WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of the Company, on the date shown for such account on Schedule A hereto, to set aside and invest assets attributable to one or more Contracts; and

         WHEREAS, the Underwriter is registered as a broker dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and is a member in good standing of the National Association of Securities Dealers, Inc. ("NASD"); and

         WHEREAS, each investment adviser listed on Schedule B (each, an "Adviser") is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act") and any applicable state securities laws;

         WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios on behalf of each Account to fund certain of the aforesaid Contracts and the Underwriter is authorized to sell such shares to unit investment trusts such as each Account at net asset value;

         NOW THEREFORE, in consideration of their mutual promises, the parties agree as follows:


                                   ARTICLE I.
                Purchase and Redemption of Trust Portfolio Shares

         1.1. For purposes of this Article I, the Company shall be the Trust's agent for receipt of purchase orders and requests for redemption relating to each Portfolio from each Account, provided that the Company notifies the Trust of such purchase orders and requests for redemption by 10:00 a.m. Eastern time on the next following Business Day, as defined in Section 1.3.

         1.2. The Trust agrees to make shares of the Portfolios available to the Accounts for purchase at the net asset value per share next computed after receipt of a purchase order by the Trust (or its agent), as established in accordance with the provisions of the then current prospectus of the Trust describing Portfolio purchase procedures on those days on which the Trust calculates its net asset value pursuant to rules of the Commission, and the Trust shall use its best efforts to calculate such net asset value on each day on which the New York Stock Exchange ("NYSE") is open for trading. The Company will transmit orders from time to time to the Trust for the purchase of shares of the Portfolios. The Trustees of the Trust (the "Trustees") may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, such action is deemed in the best interests of the shareholders of such Portfolio.

         1.3 The Company shall submit payment for the purchase of shares of a Portfolio on behalf of an Account no later than the close of the Federal Reserve Bank, which is 6:00 p.m. Eastern time, on the next Business Day after the Trust receives the purchase order. If payment in federal funds for any purchase is not received by the Trust or its designated custodian or is received after such time, the Company shall promptly upon the Trust's written request, reimburse the Trust for any charges, costs, fees, interest, or other expenses incurred by the Trust in connection with any advances to, or borrowings or overdrafts by, the Trust, or any similar expenses incurred by the Trust as a result of transactions effected by the Trust based upon such purchase order. Payment shall be made in federal funds transmitted by wire to the Trust. Upon receipt by the Trust of the federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Trust for this purpose. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Trust calculates its net asset value pursuant to the rules of the Commission.

         1.4 The Trust will redeem for cash any full or fractional shares of any Portfolio, when requested by the Company on behalf of an Account, at the net asset value next computed after receipt by the Trust (or its agent) of the request for redemption, as established in accordance with the provisions of the then current prospectus of the Trust describing Portfolio redemption procedures. The Trust shall make payment for such shares in the manner established from time to time by the Trust. Redemption with respect to a Portfolio will normally be paid to the Company for an Account in federal funds transmitted by wire to the Company before the close of the Federal Reserve Bank, which is 6:00 p.m. Eastern time on the next Business Day after the receipt of the request for redemption. If payment in federal funds for any redemption request is received by the Company after such time, the Trust shall promptly upon the Company's written request, reimburse the Company for any charges, costs, fees, interest, or other expenses incurred by the Company as a result of such failure to provide redemption proceeds within the specified time. Notwithstanding the foregoing, such payment may be delayed if, for example, the Portfolio's cash position so requires or if extraordinary market conditions exist, but in no event shall payment be delayed for a greater period than is permitted by the 1940 Act.

         1.5 Payments for the purchase of shares of the Trust's Portfolios by the Company under Section 1.3 and payments for the redemption of shares of the Trust's Portfolios under Section 1.4 may be netted against one another on any Business Day for the purpose of determining the amount of any wire transfer on that Business Day.

         1.6 Issuance and transfer of the Trust's Portfolio shares will be by book entry only. Stock certificates will not be issued to the Company or the Account. Portfolio Shares purchased from the Trust will be recorded in the appropriate title for each Account or the appropriate subaccount of each Account.

         1.7 The Trust shall furnish, on or before the ex-dividend date, notice to the Company of any income dividends or capital gain distributions payable on the shares of any Portfolio of the Trust. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on a Portfolio's shares in additional shares of the Portfolio. The Trust shall notify the Company of the number of shares so issued as payment of such dividends and distributions.

         1.8 The Trust shall calculate the net asset value of each Portfolio on each Business Day, as defined in Section 1.3. The Trust shall make the net asset value per share for each Portfolio available to the Company or its designated agent on a daily basis as soon as reasonably practical after the net asset value per share is calculated (normally by 6:30 p.m. Eastern time) and shall use reasonable efforts to make such net asset value per share available by 7:00 p.m. Eastern time each Business Day.

         1.9 The Trust agrees that its Portfolio shares will be sold only to Participating Insurance Companies and their separate accounts and to certain qualified pension and retirement plans to the extent permitted by the Shared Funding Exemptive Order. No shares of any Portfolio will be sold directly to the general public. The Company agrees that it will use Trust shares only for the purposes of funding the Contracts through the Accounts listed in Schedule A, as amended from time to time.

         1.10 The Company agrees that all net amounts available under the Contracts shall be invested in the Trust, in such other Funds advised by an Adviser or its affiliates as may be mutually agreed to in writing by the parties hereto, or in the Company's general account, provided that such amounts may also be invested in an investment company other than the Trust if: (a) such other investment company, or series thereof, has investment objectives or policies that are substantially different from the investment objectives and policies of the Portfolios; or (b) the Company gives the Trust and the Underwriter 45 days written notice of its intention to make such other investment company available as a funding vehicle for the Contracts; or (c) such other investment company is available as a funding vehicle for the Contracts at the date of this Agreement and the Company so informs the Trust and the Underwriter prior to their signing this Agreement (a list of such investment companies appearing on Schedule D to this Agreement); or (d) the Trust or Underwriter consents to the use of such other investment company.

         1.11 The Trust agrees that all Participating Insurance Companies shall have the obligations and responsibilities regarding pass-through voting and conflicts of interest corresponding to those contained in Section 2.10 and
Article IV of this Agreement.

                                   ARTICLE II.
                  Obligations of the Parties; Fees and Expenses

         2.1 The Trust shall prepare and be responsible for filing with the Commission and any state regulators requiring such filing all shareholder reports, notices, proxy materials (or similar materials such as voting instruction solicitation materials), prospectuses and statements of additional information of the Trust. The Trust shall bear the costs of registration and qualification of its shares of the Portfolios, preparation and filing of the documents listed in this Section 2.1 and all taxes to which an issuer is subject on the issuance and transfer of its shares.

         2.2 At the option of the Company, the Trust or the Underwriter shall either (a) provide the Company with as many copies of portions of the Trust's current prospectus, annual report, semi-annual report and other shareholder communications, including any amendments or supplements to any of the foregoing, pertaining specifically to the Portfolios as the Company shall reasonably request; or (b) provide the Company with a camera ready copy of such documents in a form suitable for printing and from which information relating to series of the Trust other than the Portfolios has been deleted to the extent practicable. The Trust or the Underwriter shall provide the Company with a copy of its current statement of additional information, including any amendments or supplements, in a form suitable for duplication by the Company. Expenses of furnishing such documents for marketing purposes shall be borne by the Company and expenses of furnishing such documents for current contract owners invested in the Trust shall be borne by the Trust or the Underwriter.

         2.3 The Trust (at its expense) shall provide the Company with copies of any Trust-sponsored proxy materials in such quantity as the Company shall reasonably require for distribution to Contract owners. The Company shall bear the costs of distributing proxy materials (or similar materials such as voting solicitation instructions), prospectuses and statements of additional information to Contract owners. The Company assumes sole responsibility for ensuring that such materials are delivered to Contract owners in accordance with applicable federal and state securities laws.

         2.4 If and to the extent required by law, the Company shall: (i) solicit voting instructions from Contract owners; (ii) vote the Trust shares in accordance with the instructions received from Contract owners; and (iii) vote Trust shares for which no instructions have been received in the same proportion as Trust shares of such Portfolio for which instructions have been received; so long as and to the extent that the Commission continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. The Company reserves the right to vote Trust shares held in any segregated asset account in its own right, to the extent permitted by law.

         2.5 Except as provided in section 2.6, the Company shall not use any designation comprised in whole or part of the names or marks "Franklin" or "Templeton" without prior written consent, and upon termination of this Agreement for any reason, the Company shall cease all use of any such name or mark as soon as reasonably practicable.

           2.6 The Company shall furnish, or cause to be furnished to the Trust or its designee, at least one complete copy of each registration statement, prospectus, statement of additional information, report, solicitation for voting instructions, sales literature and other promotional materials, and all amendments to any of the above that relate to the Contracts or the Accounts prior to its first use. The Company shall furnish, or shall cause to be furnished, to the Trust or its designee each piece of sales literature or other promotional material in which the Trust or an Adviser is named, at least 15 Business Days prior to its use. No such material shall be used if the Trust or its designee reasonably objects to such use within five Business Days after receipt of such material. For purposes of this paragraph, "sales literature or other promotional material" includes, but is not limited to, portions of the following that refer to the Trust or affiliates of the Trust: advertisements (such as material published or designed for use in a newspaper, magazine or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures or electronic communication or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts or any other advertisement, sales literature or published article or electronic communication), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, statements of additional information, reports and proxy materials.

         2.7 The Company and its agents shall not give any information or make any representations or statements on behalf of the Trust or concerning the Trust, the Underwriter or an Adviser in connection with the sale of the Contracts other than information or representations contained in and accurately derived from the registration statement or prospectus for the Trust shares (as such registration statement and prospectus may be amended or supplemented from time to time), annual and semi-annual reports of the Trust, Trust-sponsored proxy statements, or in sales literature or other promotional material approved by the Trust or its designee, except as required by legal process or regulatory authorities or with the written permission of the Trust or its designee.

         2.8 The Trust shall use its best efforts to provide the Company, on a timely basis, with such information about the Trust, the Portfolios and each Adviser, in such form as the Company may reasonably require, as the Company shall reasonably request in connection with the preparation of registration statements, prospectuses and annual and semi-annual reports pertaining to the Contracts.

         2.9 The Trust shall not give any information or make any representations or statements on behalf of the Company or concerning the Company, the Accounts or the Contracts other than information or representations contained in and accurately derived from the registration statement or prospectus for the Contracts (as such registration statement and prospectus may be amended or supplemented from time to time), or in materials approved by the Company for distribution including sales literature or other promotional materials, except as required by legal process or regulatory authorities or with the written permission of the Company.

         2.10 So long as, and to the extent that, the Commission interprets the 1940 Act to require pass-through voting privileges for Contract owners, the Company will provide pass-through voting privileges to Contract owners whose Contract values are invested, through the registered Accounts, in shares of one or more Portfolios of the Trust. The Trust shall require all Participating Insurance Companies to calculate voting privileges in the same manner and the Company shall be responsible for assuring that the Accounts calculate voting privileges in the manner established by the Trust. With respect to each registered Account, the Company will vote shares of each Portfolio of the Trust held by a registered Account and for which no timely voting instructions from Contract owners are received in the same proportion as those shares held by that registered Account for which voting instructions are received. The Company and its agents will in no way recommend or oppose or interfere with the solicitation of proxies for Portfolio shares held to fund the Contracts without the prior written consent of the Trust, which consent may be withheld in the Trust's sole discretion.

           2.11 The Trust and Underwriter shall pay no fee or other compensation to the Company under this Agreement except as provided on Schedule E, if attached. Nevertheless, the Trust or the Underwriter or an affiliate may make payments (other than pursuant to a Rule 12b-1 Plan) to the Company or its affiliates or to the Contracts' underwriter in amounts agreed to by the Underwriter in writing and such payments may be made out of fees otherwise payable to the Underwriter or its affiliates, profits of the Underwriter or its affiliates, or other resources available to the Underwriter or its affiliates.

                                  ARTICLE III.
                         Representations and Warranties

         3.1 The Company represents and warrants that it is an insurance company duly organized and in good standing under the laws of the State of Iowa and that it has legally and validly established each Account as a segregated asset account under such law as of the date set forth in Schedule A.

         3.2 The Company represents and warrants that it has registered or, prior to any issuance or sale of the Contracts, will register each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated asset account for the Contracts, unless an exemption from registration is available.

         3.3 The Company represents and warrants that the Contracts will be registered under the 1933 Act unless an exemption from registration is available prior to any issuance or sale of the Contracts; the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and the sale of the Contracts shall comply in all material respects with state insurance suitability requirements.

         3.4 The Trust represents and warrants that it is duly organized and validly existing under the laws of the State of Massachusetts and that it does and will comply in all material respects with the 1940 Act and the rules and regulations thereunder.

         3.5 The Trust represents and warrants that the Portfolio shares offered and sold pursuant to this Agreement will be registered under the 1933 Act and the Trust shall be registered under the 1940 Act prior to and at the time of any issuance or sale of such shares. The Trust shall amend its registration statement under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Trust shall register and qualify its shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Trust or the Underwriter.

         3.6 The Trust represents and warrants that the investments of each Portfolio will comply with the diversification requirements for variable annuity, endowment or life insurance contracts set forth in Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), and the rules and regulations thereunder, including without limitation Treasury Regulation 1.817-5, and will notify the Company immediately upon having a reasonable basis for believing any Portfolio has ceased to comply or might not so comply and will in that event immediately take all reasonable steps to adequately diversify the Portfolio to achieve compliance within the grace period afforded by Regulation 1.817-5.

         3.7 The Trust represents and warrants that it is currently qualified as a "regulated investment company" under Subchapter M of the Code, that it will make every effort to maintain such qualification and will notify the Company immediately upon having a reasonable basis for believing it has ceased to so qualify or might not so qualify in the future.

         3.8 The Trust represents and warrants that should it ever desire to make any payments to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, the Trustees, including a majority who are not "interested persons" of the Trust under the 1940 Act ( "disinterested Trustees" ), will formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

         3.9 The Trust represents and warrants that it, its directors, officers, employees and others dealing with the money or securities, or both, of a Portfolio shall at all times be covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less that the minimum coverage required by Rule 17g-1 or other regulations under the 1940 Act. Such bond shall include coverage for larceny and embezzlement and be issued by a reputable bonding company.

         3.10 The Company represents and warrants that all of its directors, officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Trust are and shall be at all times covered by a blanket fidelity bond or similar coverage which covers losses to the Trust, in an amount not less than $5 million. The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Trust and the Underwriter in the event that such coverage no longer applies.

         3.11 The Underwriter represents that each Adviser is duly organized and validly existing under applicable corporate law and that it is registered and will during the term of this Agreement remain registered as an investment adviser under the Advisers Act.

         3.12 The Trust currently intends for one or more Classes to make payments to finance its distribution expenses, including service fees, pursuant to a Plan adopted under Rule 12b-1 under the 1940 Act ("Rule 12b-1"), although it may determine to discontinue such practice in the future. To the extent that any Class of the Trust finances its distribution expenses pursuant to a Plan adopted under Rule 12b-1, the Trust undertakes to comply with any then current SEC and SEC staff interpretations concerning Rule 12b-1 or any successor provisions.


                                   ARTICLE IV.
                               Potential Conflicts

         4.1 The parties acknowledge that a Portfolio's shares may be made available for investment to other Participating Insurance Companies. In such event, the Trustees will monitor the Trust for the existence of any material irreconcilable conflict between the interests of the contract owners of all Participating Insurance Companies. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners; or (f) a decision by an insurer to disregard the voting instructions of contract owners. The Trust shall promptly inform the Company of any determination by the Trustees that an irreconcilable material conflict exists and of the implications thereof.

         4.2 The Company agrees to promptly report any potential or existing conflicts of which it is aware to the Trustees. The Company will assist the Trustees in carrying out their responsibilities under the Shared Funding Exemptive Order by providing the Trustees with all information reasonably necessary for the Trustees to consider any issues raised including, but not limited to, information as to a decision by the Company to disregard Contract owner voting instructions. All communications from the Company to the Trustees may be made in care of the Trust.

         4.3 If it is determined by a majority of the Trustees, or a majority of the disinterested Trustees, that a material irreconcilable conflict exists that affects the interests of Contract owners, the Company shall, in cooperation with other Participating Insurance Companies whose contract owners are also affected, at its own expense and to the extent reasonably practicable (as determined by the Trustees) take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, which steps could include: (a) withdrawing the assets allocable to some or all of the Accounts from the Trust or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Trust, or submitting the question of whether or not such withdrawal should be implemented to a vote of all affected Contract owners and, as appropriate, withdrawal of the assets of any appropriate group (i.e. , annuity contract owners, life insurance policy owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such withdrawal, or offering to the affected Contract owners the option of making such a change; and (b) establishing a new registered management investment company or managed separate account.

           4.4 If a material irreconcilable conflict arises because of a decision by the Company to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice that this provision is being implemented. Until the end of such six (6) month period, the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Trust.

         4.5 If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with a majority of other state regulators, then the Company will withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account within six (6) months after the Trustees inform the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested Trustees. Until the end of such six (6) month period, the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Trust.

         4.6 For purposes of Sections 4.3 through 4.6 of this Agreement, a majority of the disinterested Trustees shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Trust be required to establish a new funding medium for the Contracts. In the event that the Trustees determine that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account's investment in the Trust and terminate this Agreement within six (6) months after the Trustees inform the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested Trustees.

         4.7 The Company shall at least annually submit to the Trustees such reports, materials or data as the Trustees may reasonably request so that the Trustees may fully carry out the duties imposed upon them by the Shared Funding Exemptive Order, and said reports, materials and data shall be submitted more frequently if reasonably deemed appropriate by the Trustees.

         4.8 If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then the Trust and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable.


                                   ARTICLE V.
                                 Indemnification

         5.1 Indemnification By the Company

                           (a) The Company agrees to indemnify and hold harmless
                  the Trust and each of its Trustees, officers, employees and agents and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" and individually the "Indemnified Party" for purposes of this Article V) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, "Losses"), to which the Indemnified Parties may become subject under any statute or regulation, or at common law or otherwise, insofar as such Losses are related to the sale or acquisition of Trust Shares or the Contracts and

                                    (i)  arise  out of or  are  based  upon  any
                           untrue statements or alleged untrue statements of any material fact contained in a registration statement or prospectus for the Contracts or in the Contracts themselves or in sales literature generated or approved by the Company on behalf of the Contracts or Accounts (or any amendment or supplement to any of the foregoing) (collectively, "Company Documents" for the purposes of this Article V), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this indemnity shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and was accurately derived from written information furnished to the Company by or on behalf of the Trust for use in Company Documents or otherwise for use in connection with the sale of the Contracts or Trust shares; or

                                    (ii) arise out of or result from  statements
                           or representations (other than statements or representations contained in and accurately derived from Trust Documents as defined in Section 5.2
                           (a)(i)) or wrongful conduct of the Company or persons under its control, with respect to the sale or acquisition of the Contracts or Trust shares; or

                                    (iii) arise out of or result from any untrue
                           statement or alleged untrue statement of a material fact contained in Trust Documents as defined in
                           Section 5.2(a)(i) or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission was made in reliance upon and accurately derived from written information furnished to the Trust by or on behalf of the Company; or

                                    (iv) arise out of or result from any failure
                           by the Company to provide the services or furnish the materials required under the terms of this Agreement; or

                                    (v) arise out of or result from any material
                           breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company.

                           (b) The Company shall not be liable under this indemnification provision with respect to any Losses to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to the Trust or Underwriter, whichever is applicable. The Company shall also not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the
                  Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action. The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Company to such party of the Company's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.


                           (c) The Indemnified  Parties will promptly notify the
                  Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Trust shares or the Contracts or the operation of the Trust.

         5.2 Indemnification By The Underwriter

                  (a) The Underwriter agrees to indemnify and hold harmless the Company, the underwriter of the Contracts and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" and individually an "Indemnified Party" for purposes of this
         Section 5.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter, which consent shall not be unreasonably withheld) or expenses (including the reasonable costs of investigating or defending any alleged loss, claim, damage, liability or expense and reasonable legal counsel fees incurred in connection therewith) (collectively, "Losses") to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such Losses are related to the sale or acquisition of the Trust's Shares or the Contracts and:

                           (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the Registration Statement, prospectus or sales literature of the Trust (or any amendment or supplement to any of the foregoing) (collectively, the "Trust Documents") or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission of such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Underwriter or Trust by or on behalf of the Company for use in the Registration Statement or prospectus for the Trust or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Trust shares; or

                           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Contracts not supplied by the Underwriter or persons under its control) or wrongful conduct of the Trust, Adviser or Underwriter or persons under their control, with respect to the sale or distribution of the Contracts or Trust shares; or

                           (iii)  arise out of any untrue  statement  or alleged
                  untrue statement of a material fact contained in a registration statement, prospectus or sales literature covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Company by or on behalf of the Trust; or

                           (iv) arise as a result of any failure by the Trust to
                  provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the qualification representation specified in Section 3.7 of this Agreement and the diversification requirements specified in
                  Section 3.6 of this Agreement); or

                           (v) arise out of or result from any  material  breach
                  of any representation and/or warranty made by the Underwriter in this Agreement or arise out of or result from any other material breach of this Agreement by the Underwriter; as limited by and in accordance with the provisions of Sections 5.2(b) and 5.2(c) hereof.

                  (b)  The   Underwriter   shall  not  be  liable   under   this
         indemnification provision with respect to any Losses to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to each Company or the Account, whichever is applicable.

                  (c) The Underwriter shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Underwriter in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Underwriter of any such claim shall not relieve the Underwriter from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Underwriter will be entitled to participate, at its own expense, in the defense thereof. The Underwriter also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Underwriter to such party of the Underwriter's election to assume the defense thereof, the Indemnified Party shall bear the expenses of any additional counsel retained by it, and the Underwriter will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                  (d) The Company agrees promptly to notify the Underwriter of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of each Account.

         5.3 Indemnification By The Trust

                  (a) The Trust agrees to indemnify and hold harmless the Company, and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 5.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust, and arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust; as limited by and in accordance with the provisions of Section 5.3(b) and 5.3(c) hereof. It is understood and expressly stipulated that neither the holders of shares of the Trust nor any Trustee, officer, agent or employee of the Trust shall be personally liable hereunder, nor shall any resort to be had to other private property for the satisfaction of any claim or obligation hereunder, but the Trust only shall be liable.

                  (b) The Trust shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against any Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to the Company, the Trust, the Underwriter or each Account, whichever is applicable.

                  (c) The Trust shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claims shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve the Trust from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Trust will be entitled to participate, at its own expense, in the defense thereof. The Trust also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Trust to such party of the Trust's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Trust will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                  (d) The Company and the Underwriter agree promptly to notify the Trust of the commencement of any litigation or proceedings against it or any of its respective officers or directors in connection with this Agreement, the issuance or sale of the Contracts, with respect to the operation of either the Account, or the sale or acquisition of share of the Trust.


                                   ARTICLE VI.
                                   Termination

         6.1 This Agreement may be terminated by any party in its entirety or with respect to one, some or all Portfolios or any reason by sixty (60) days advance written notice delivered to the other parties, and shall terminate immediately in the event of its assignment, as that term is used in the 1940 Act.

         6.2 This Agreement may be terminated immediately by either the Trust or the Underwriter following consultation with the Trustees upon written notice to the Company if :

                   (a) either one or both of the Trust or the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

                  (b) if the Company gives the Trust and the Underwriter the written notice specified in Section 1.10 hereof and at the same time such notice was given there was no notice of termination outstanding under any other provision of this Agreement; provided, however, that any termination under this Section 6.4(b) shall be effective forty-five
         (45) days after the notice specified in Section 1.10 was given.

         6.3 This Agreement may be terminated immediately by the Company upon written notice to the Trust and the Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that either the Trust or the Underwriter has suffered a material adverse change in its business, operations, financial conditions or prospects since the date of this Agreement or is the subject of material adverse publicity.

         6.4 If this  Agreement is  terminated  for any reason,  except under to
Article IV (Potential Conflicts) above, the Trust shall, at the option of the Company, continue to make available additional shares of any Portfolio and redeem shares of any Portfolio pursuant to all of the terms and conditions of this Agreement for all Contracts in effect on the effective date of termination of this Agreement. If this Agreement is terminated pursuant to Article IV, the provisions of Article IV shall govern.

         6.5 The provisions of Articles II (Representations and Warranties) and V (Indemnification) shall survive the termination of this Agreement. All other applicable provisions of this Agreement shall survive the termination of this Agreement, as long as shares of the Trust are held on behalf of Contract owners in accordance with Section 6.4, except that the Trust and the Underwriter shall have no further obligation to sell Trust shares with respect to Contracts issued after termination.

         6.6 The Company shall not redeem Trust shares attributable to the Contracts (as opposed to Trust shares attributable to the Company's assets held in the Account) except (i) as necessary to implement Contract Owner initiated or approved transactions, (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a "Legally Required Redemption"), or (iii) as permitted by an order of the Commission pursuant to Section 26(b) of the 1940 Act. Upon request, the Company will promptly furnish to the Trust and the Underwriter the opinion of counsel for the Company (which counsel shall be reasonably satisfactory to the Trust and the Underwriter) to the effect that any redemption pursuant to clause (ii) above is a Legally Required Redemption. Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract Owners from allocating payments to a Portfolio that was otherwise available under the Contracts without first giving the Trust or the Underwriter 90 days notice of its intention to do so.



                                  ARTICLE VII.
                                    Notices.

         Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

          If to the Trust or the Underwriter:

                   Templeton Variable Products Series Fund or
                   Franklin Templeton Distributors, Inc.
                   500 E. Broward Boulevard
                   Fort Lauderdale, FL  33394-3091
                            Attention:       Barbara J. Green, Trust Secretary


                            WITH A COPY TO

                   Franklin Resources, Inc.
                   777 Mariners Island Boulevard
                   San Mateo, CA   94404
                           Attention:Karen L. Skidmore, Senior Corporate Counsel

          If to the Company:

                   CUNA Mutual Life Insurance Company
                   5910 Mineral Point Road
                   Madison, WI   53701-0391
                          Attention: Linda Lilledahl, Associate General Counsel



                                  ARTICLE VIII.
                                  Miscellaneous

         8.1 The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

         8.2 This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

         8.3 If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

         8.4 This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of Connecticut. It shall also be subject to the provisions of the federal securities laws and the rules and regulations thereunder and to any orders of the Commission granting exemptive relief therefrom and the conditions of such orders. Copies of any such orders shall be promptly forwarded by the Trust to the Company.

         8.5 The parties to this Agreement acknowledge and agree that all liabilities of the Trust arising, directly or indirectly, under this Agreement, of any and every nature whatsoever, shall be satisfied solely out of the assets of the Trust and that no Trustee, officer, agent or holder of shares of beneficial interest of the Trust shall be personally liable for any such liabilities.

         8.6  Each  party  shall   cooperate  with  each  other  party  and  all
appropriate governmental authorities (including without limitation the Commission, the National Association of Securities Dealers, Inc. and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

         8.7 The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

         8.8 The parties to this Agreement acknowledge and agree that this Agreement shall not be exclusive in any respect, except as provided in Section 1.10.

         8.9 Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the prior written approval of the other party.

         8.10 No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties.

                  IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Participation Agreement as of the date and year first above written.


                         The Company:
                         CUNA Mutual Life Insurance Company
                         By its authorized officer


                         By:        /s/  Michael B. Kitchen
                         Name:  Michael B. Kitchen
                         Title:  President and Chief Executive Officer


                         The Trust:
                         Templeton Variable Products Series Fund
                         By its authorized officer


                         By:        /s/  Karen L. Skidmore
                         Name: Karen L. Skidmore
                         Title: Assistant Vice President, Assistant Secretary


                         The Underwriter:
                         Franklin Templeton Distributors, Inc.
                         By its authorized officer


                         By:        /s/  Deborah R. Gatzek
                         Name:  Deborah R. Gatzek
                         Title:    Senior Vice President, Assistant Secretary

                                   SCHEDULE A


             Separate Accounts of CUNA Mutual Life Insurance Company

1.  CUNA Mutual Life Variable Annuity Account (established December 14, 1993)

2.  CUNA Mutual Life Group Variable Annuity Account(established August 16, 1983)

3.  CUNA Mutual Life Variable Account (established August 16, 1983)

                                   SCHEDULE B


                     Trust Portfolios and Classes Available


Portfolio:                          Templeton Developing Markets Fund
Class:                              Class 2
Investment Adviser:                 Templeton Asset Management Ltd.

                                   SCHEDULE C

                  Variable Annuity and Variable Life Contracts
                  Issued by CUNA Mutual Life Insurance Company

1.  MEMBERS Variable Annuity, Form No. 1676

2.  UltraSaver Group Annuity, Form No. 01-GA-2-0390

3.  CU Pension Saver Group Annuity, Form No. 01-GA-2-0390

4.  MEMBERS Variable Universal Life, Form No. 190D

                                   SCHEDULE D


                     Portfolios Available in CUNA Contracts


1.       Investment Company:        CIMCO Ultra Series Fund

         Portfolios:                Money Market Fund
                                    Bond Fund
                                    Balanced Fund
                                    Growth & Income Stock Fund
                                    Capital Appreciation Stock Fund


2.       Investment Company:        MFS Variable Insurance Trust

         Portfolios:                World Governments Fund
                                    Emerging Growth Fund


3.       Investment Company:        T. Rowe Price International Series, Inc.

         Portfolio:                 International Stock Fund


4.       Investment Company:        Oppenheimer Variable Account Funds

         Portfolio:                 High Income Fund

                                   SCHEDULE E

                                RULE 12B-1 PLANS

                              Compensation Schedule

Each Portfolio named below shall pay the following amounts pursuant to the terms and conditions referenced below under its Class 2 Rule 12b-1 Distribution Plan, stated as a percentage per year of Class 2's average daily net assets represented by shares of Class 2.

Portfolio Name                                       Maximum Annual Payment Rate

TEMPLETON DEVELOPING MARKETS FUND                    0.25%


                              Agreement Provisions

         If the Company, of behalf of any Account, purchases Trust Portfolio shares ("Eligible Shares") which are subject to a Rule 12b-1 Plan adopted under the 1940 Act (the "Plan"), the Company may participate in the Plan.

         To the extent the Company or its affiliates, agents or designees (collectively "you") provide administrative and other services which assist in the promotion and distribution of Eligible Shares or Variable Contracts offering Eligible Shares, the Underwriter, the Trust or their affiliates (collectively, "we") may pay you a Rule 12b-1 fee. "Administrative and other services" may include, but are not limited to, furnishing personal services to owners of Contracts which may invest in Eligible Shares ("Contact Owners"), answering routine inquiries regarding a Portfolio, coordinating responses to Contract Owner inquiries regarding the Portfolios, maintaining such accounts or providing such other enhanced services as a Trust Portfolio or Contract may require, maintaining customer accounts and records, or providing other services eligible for service fees as defined under NASD rules. Your acceptance of such compensation is your acknowledgment that eligible services have been rendered. All Rule 12b-1 fees, shall be based on the value of Eligible Shares owned by the Company on behalf of its Accounts, and shall be calculated on the basis and at the rates set forth in the Compensation Schedule stated above. The aggregate annual fees paid pursuant to each Plan shall not exceed the amounts stated as the "annual maximums" in the Portfolio's prospectus, unless an increase is approved by shareholders as provided in the Plan. These maximums shall be a specified percent of the value of a Portfolio's net assets attributable to Eligible Shares owned by the Company on behalf of its Accounts (determined in the same manner as the Portfolio uses to compute its net assets as set forth in its effective Prospectus).

         You shall furnish us with such information as shall reasonably be requested by the Trust's Boards of Trustees ("Trustees") with respect to the Rule 12b-1 fees paid to you pursuant to the Plans. We shall furnish to the Trustees, for their review on a quarterly basis, a written report of the amounts expended under the Plans and the purposes for which such expenditures were made.

         The Plans and provisions of any agreement relating to such Plans must be approved annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and who have no financial interest in the Plans or any related agreement ("Disinterested Trustees"). Each Plan may be terminated at any time by the vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares as provided in the Plan, on sixty (60) days' written notice, without payment of any penalty. The Plans may also be terminated by any act that terminates the Underwriting Agreement between the Underwriter and the Trust, and/or the management or administration agreement between Franklin Advisers, Inc. or Templeton Investment Counsel, Inc. or their affiliates and the Trust. Continuation of the Plans is also conditioned on Disinterested Trustees being ultimately responsible for selecting and nominating any new Disinterested Trustees. Under Rule 12b-1, the Trustees have a duty to request and evaluate, and persons who are party to any agreement related to a Plan have a duty to furnish, such information as may reasonably be necessary to an informed determination of whether the Plan or any agreement should be implemented or continued. Under Rule 12b-1, the Trust is permitted to implement or continue Plans or the provisions of any agreement relating to such Plans from year-to-year only if, based on certain legal considerations, the Trustees are able to conclude that the Plans will benefit each affected Trust Portfolio and class. Absent such yearly determination, the Plans must be terminated as set forth above. In the event of the termination of the Plans for any reason, the provisions of this Schedule E relating to the Plans will also terminate.

Any obligation assumed by the Trust pursuant to this Agreement shall be limited in all cases to the assets of the Trust and no person shall seek satisfaction thereof from shareholders of the Trust. You agree to waive payment of any amounts payable to you by Underwriter under a Plan until such time as the Underwriter has received such fee from the Fund.

The   provisions  of  the  Plans  shall  control  over  the  provisions  of  the
Participation Agreement, including this Schedule E, in the event of any inconsistency.

You agree to provide complete disclosure as required by all applicable statutes, rules and regulations of all rule 12b-1 fees received from us in the prospectus of the contracts.

                                    EXHIBIT 9

BARBARA L. SECOR
Assistant Vice President,
Associate General Counsel
Telephone:
(319) 352-1000, ext. 2157
FAX (319) 352-1272


April 15, 1997

CUNA MUTUAL LIFE INSURANCE COMPANY
2000 HERITAGE WAY
WAVERLY IA  50677

Ladies and Gentlemen:

With reference to the registration statement on Form N-4 to be filed by CUNA Mutual Life Insurance Company (the "Company") and CUNA Mutual Life Variable Annuity Account (the "Account") with the Securities and Exchange Commission for the purpose of registering under the Securities Act of 1933, as amended, deferred variable annuity contracts (the "Contracts"), I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. The Company is a corporation duly organized and validly existing as a mutual life insurance company under the laws of the State of Iowa and is duly authorized by the Insurance Division of the Department of Commerce of the State of Iowa to issue the Contracts.

2. The Account is a duly authorized and existing separate account established pursuant to the provisions of Section 508A.1 of the Iowa Code (1993).

3. Unless provided to the contrary under the contracts, that portion of the assets of the Account equal to the reserves and other contracts liabilities with respect to the Account will not be chargeable with liabilities arising out of any other business that the Company may conduct.

4.       The Contracts, when issued as contemplated by the Form N-4 registration
         statement,   will   constitute   legal,   validly  issued  and  binding
         obligations of the Company.

I hereby consent to the filing of this opinion as an exhibit to the Form N-4 registration statement for the Contracts and the Account and to the use of my name under the caption "Legal Matters" in the statement of additional information.

Sincerely,

/s/  Barbara L. Secor

Barbara L. Secor
Assistant Vice President & Associate General Counsel
CUNA MUTUAL LIFE INSURANCE COMPANY

                                   EXHIBIT 10


The Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account:

We consent to the use of our reports included herein and to the reference to our Firm under the heading "Condensed Financial Information" in the Prospectus and "Experts" in the Statement of Additional Information of the CUNA Mutual Life Variable Annuity Account.

Our report dated March 26, 1997, contains an explanatory paragraph that states that the Company prepared the financial statements using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. Also, as discussed in note 1 to the financial statements, the Company changed its method of accounting for mortgage loan foreclosure losses in 1995.



                                                     KPMG Peat Marwick LLP





Des Moines, Iowa
April 17, 1997

                                   EXHIBIT 13


MEMBERS Variable Annuity - Hypothetical Performance - Capital Appreciation

Ending Date for Period           12/31/96                                   Inception Date   01/03/94
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          01/03/94
Beginning Units                 77.519380      77.519380            ERR            ERR            ERR        103.842160
Beginning Price                     12.90          12.90            ERR            ERR            ERR              9.63
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653             1,093
Units for Annual Charge          0.093288       0.093288            ERR            ERR            ERR          0.372743
Ending Units                    77.426092      77.426092            ERR            ERR            ERR        103.469417
Ending Price                        15.45          15.45          15.45          15.45          15.45             15.45
Contract Value                   1,196.23       1,196.23            ERR            ERR            ERR          1,598.60
Return w/o Surr Chg                 19.62%         19.62%           ERR            ERR            ERR             16.96%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00             45.00
ERV                              1,133.23       1,133.23            ERR            ERR            ERR          1,553.60
Return w Surr Chrg                  13.32%         13.32%           ERR            ERR            ERR             15.85%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,196.23       1,196.23            ERR            ERR            ERR          1,598.60
Cumm Return w/o Surr Chg            19.62%         19.62%           ERR            ERR            ERR             59.86%
ERV                              1,133.23       1,133.23            ERR            ERR            ERR          1,553.60
Cumm Return w Surr Chg              13.32%         13.32%           ERR            ERR            ERR             55.36%



MEMBERS Variable Annuity - Hypothetical Performance - Capital Appreciation

Ending Date for Period           12/31/96              Inception Date   06/01/94
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          06/01/94
Beginning Units                 77.519380      77.519380            ERR            ERR            ERR        100.000000
Beginning Price                     12.90          12.90            ERR            ERR            ERR             10.00
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653               944
Units for Annual Charge          0.093288       0.093288            ERR            ERR            ERR          0.310095
Ending Units                    77.426092      77.426092            ERR            ERR            ERR         99.689905
Ending Price                        15.45          15.45          15.45          15.45          15.45             15.45
Contract Value                   1,196.23       1,196.23            ERR            ERR            ERR          1,540.21
Return w/o Surr Chg                 19.62%         19.62%           ERR            ERR            ERR             18.18%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00             45.00
ERV                              1,133.23       1,133.23            ERR            ERR            ERR          1,495.21
Return w Surr Chrg                  13.32%         13.32%           ERR            ERR            ERR             16.83%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,196.23       1,196.23            ERR            ERR            ERR          1,540.21
Cumm Return w/o Surr Chg            19.62%         19.62%           ERR            ERR            ERR             54.02%
ERV                              1,133.23       1,133.23            ERR            ERR            ERR          1,495.21
Cumm Return w Surr Chg              13.32%         13.32%           ERR            ERR            ERR             49.52%



MEMBERS Variable Annuity - Hypothetical Performance - Growth and Income

Ending Date for Period           12/31/96                                   Inception Date   01/03/85
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          01/03/85
Beginning Units                 78.369906      78.369906     101.626016     121.065375     204.498978        279.329609
Beginning Price                     12.76          12.76           9.84           8.26           4.89              3.58
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653             4,380
Units for Annual Charge          0.094312       0.094312       0.365788       0.725522       2.443038          3.996339
Ending Units                    78.275594      78.275594     101.260228     120.339853     202.055940        275.333270
Ending Price                        15.36          15.36          15.36          15.36          15.36             15.36
Contract Value                   1,202.31       1,202.31       1,555.36       1,848.42       3,103.58          4,229.12
Return w/o Surr Chg                 20.23%         20.23%         15.86%         13.07%         11.99%            12.77%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00              0.00
ERV                              1,139.31       1,139.31       1,510.36       1,821.42       3,103.58          4,229.12
Return w Surr Chrg                  13.93%         13.93%         14.73%         12.74%         11.99%            12.77%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,202.31       1,202.31       1,555.36       1,848.42       3,103.58          4,229.12
Cumm Return w/o Surr Chg            20.23%         20.23%         55.54%         84.84%        210.36%           322.91%
ERV                              1,139.31       1,139.31       1,510.36       1,821.42       3,103.58          4,229.12
Cumm Return w Surr Chg              13.93%         13.93%         51.04%         82.14%        210.36%           322.91%


MEMBERS Variable Annuity - Hypothetical Performance - Growth and Income

Ending Date for Period           12/31/96                                   Inception Date   06/01/94
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          06/01/94
Beginning Units                 78.369906      78.369906            ERR            ERR            ERR        100.000000
Beginning Price                     12.76          12.76            ERR            ERR            ERR             10.00
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653               944
Units for Annual Charge          0.094312       0.094312            ERR            ERR            ERR          0.310095
Ending Units                    78.275594      78.275594            ERR            ERR            ERR         99.689905
Ending Price                        15.36          15.36          15.36          15.36          15.36             15.36
Contract Value                   1,202.31       1,202.31            ERR            ERR            ERR          1,531.24
Return w/o Surr Chg                 20.23%         20.23%           ERR            ERR            ERR             17.91%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00             45.00
ERV                              1,139.31       1,139.31            ERR            ERR            ERR          1,486.24
Return w Surr Chrg                  13.93%         13.93%           ERR            ERR            ERR             16.56%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,202.31       1,202.31            ERR            ERR            ERR          1,531.24
Cumm Return w/o Surr Chg            20.23%         20.23%           ERR            ERR            ERR             53.12%
ERV                              1,139.31       1,139.31            ERR            ERR            ERR          1,486.24
Cumm Return w Surr Chg              13.93%         13.93%           ERR            ERR            ERR             48.62%


MEMBERS Variable Annuity - Hypothetical Performance - Balanced

Ending Date for Period           12/31/96                                   Inception Date   01/03/85
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          01/03/85
Beginning Units                 83.892617      83.892617      99.108028     113.765643     180.505415        239.234450
Beginning Price                     11.92          11.92          10.09           8.79           5.54              4.18
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653             4,380
Units for Annual Charge          0.100958       0.100958       0.356725       0.681776         2.1564          3.422702
Ending Units                    83.791659      83.791659      98.751303     113.083867     178.349015        235.811748
Ending Price                        13.03          13.03          13.03          13.03          13.03             13.03
Contract Value                   1,091.81       1,091.81       1,286.73       1,473.48       2,323.89          3,072.63
Return w/o Surr Chg                  9.18%          9.18%          8.77%          8.06%          8.80%             9.81%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00              0.00
ERV                              1,028.81       1,028.81       1,241.73       1,446.48       2,323.89          3,072.63
Return w Surr Chrg                   2.88%          2.88%          7.48%          7.66%          8.80%             9.81%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,091.81       1,091.81       1,286.73       1,473.48       2,323.89          3,072.63
Cumm Return w/o Surr Chg             9.18%          9.18%         28.67%         47.35%        132.39%           207.26%
ERV                              1,028.81       1,028.81       1,241.73       1,446.48       2,323.89          3,072.63
Cumm Return w Surr Chg               2.88%          2.88%         24.17%         44.65%        132.39%           207.26%


MEMBERS Variable Annuity - Hypothetical Performance - Balanced

Ending Date for Period           12/31/96                                   Inception Date   06/01/94
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          06/01/94
Beginning Units                 83.892617      83.892617            ERR            ERR            ERR        100.000000
Beginning Price                     11.92          11.92            ERR            ERR            ERR             10.00
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653               944
Units for Annual Charge          0.100958       0.100958            ERR            ERR            ERR          0.310095
Ending Units                    83.791659      83.791659            ERR            ERR            ERR         99.689905
Ending Price                        13.03          13.03          13.03          13.03          13.03             13.03
Contract Value                   1,091.81       1,091.81            ERR            ERR            ERR          1,298.96
Return w/o Surr Chg                  9.18%          9.18%           ERR            ERR            ERR             10.64%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00             45.00
ERV                              1,028.81       1,028.81            ERR            ERR            ERR          1,253.96
Return w Surr Chrg                   2.88%          2.88%           ERR            ERR            ERR              9.14%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,091.81       1,091.81            ERR            ERR            ERR          1,298.96
Cumm Return w/o Surr Chg             9.18%          9.18%           ERR            ERR            ERR             29.90%
ERV                              1,028.81       1,028.81            ERR            ERR            ERR          1,253.96
Cumm Return w Surr Chg               2.88%          2.88%           ERR            ERR            ERR             25.40%



MEMBERS Variable Annuity - Hypothetical Performance - Bond

Ending Date for Period           12/31/96                                   Inception Date   01/03/85
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          01/03/85
Beginning Units                 88.028169      88.028169      96.432015     108.695652     155.520995        200.400802
Beginning Price                     11.36          11.36          10.37           9.20           6.43              4.99
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653             4,380
Units for Annual Charge          0.105935       0.105935       0.347093       0.651392       1.857925          2.867113
Ending Units                    87.922234      87.922234      96.084922     108.044260     153.663070        197.533689
Ending Price                        11.52          11.52          11.52          11.52          11.52             11.52
Contract Value                   1,012.86       1,012.86       1,106.90       1,244.67       1,770.20          2,275.59
Return w/o Surr Chg                  1.29%          1.29%          3.44%          4.47%          5.88%             7.09%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00              0.00
ERV                                949.86         949.86       1,061.90       1,217.67       1,770.20          2,275.59
Return w Surr Chrg                  -5.01%         -5.01%          2.02%          4.02%          5.88%             7.09%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,012.86       1,012.86       1,106.90       1,244.67       1,770.20          2,275.59
Cumm Return w/o Surr Chg             1.29%          1.29%         10.69%         24.47%         77.02%           127.56%
ERV                                949.86         949.86       1,061.90       1,217.67       1,770.20          2,275.59
Cumm Return w Surr Chg              -5.01%         -5.01%          6.19%         21.77%         77.02%           127.56%


MEMBERS Variable Annuity - Hypothetical Performance - Bond

Ending Date for Period           12/31/96                                   Inception Date   06/01/94
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          06/01/94
Beginning Units                 88.028169      88.028169            ERR            ERR            ERR        100.000000
Beginning Price                     11.36          11.36            ERR            ERR            ERR             10.00
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653               944
Units for Annual Charge          0.105935       0.105935            ERR            ERR            ERR          0.310095
Ending Units                    87.922234      87.922234            ERR            ERR            ERR         99.689905
Ending Price                        11.52          11.52          11.52          11.52          11.52             11.52
Contract Value                   1,012.86       1,012.86            ERR            ERR            ERR          1,148.43
Return w/o Surr Chg                  1.29%          1.29%           ERR            ERR            ERR              5.50%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00             45.00
ERV                                949.86         949.86            ERR            ERR            ERR          1,103.43
Return w Surr Chrg                  -5.01%         -5.01%           ERR            ERR            ERR              3.88%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,012.86       1,012.86            ERR            ERR            ERR          1,148.43
Cumm Return w/o Surr Chg             1.29%          1.29%           ERR            ERR            ERR             14.84%
ERV                                949.86         949.86            ERR            ERR            ERR          1,103.43
Cumm Return w Surr Chg              -5.01%         -5.01%           ERR            ERR            ERR             10.34%


MEMBERS Variable Annuity - Hypothetical Performance - Money Market

Ending Date for Period           12/31/96                                   Inception Date   01/03/85
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          01/03/85
Beginning Units                 94.786730      94.786730     100.603622     103.305785     135.869565        151.057402
Beginning Price                     10.55          10.55           9.94           9.68           7.36              6.62
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653             4,380
Units for Annual Charge          0.114068       0.114068       0.362108       0.619092        1.62316          2.161162
Ending Units                    94.672662      94.672662     100.241514     102.686693     134.246405        148.896240
Ending Price                        10.91          10.91          10.91          10.91          10.91             10.91
Contract Value                   1,032.88       1,032.88       1,093.63       1,120.31       1,464.63          1,624.46
Return w/o Surr Chg                  3.29%          3.29%          3.03%          2.30%          3.89%             4.13%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00              0.00
ERV                                969.88         969.88       1,048.63       1,093.31       1,464.63          1,624.46
Return w Surr Chrg                  -3.01%         -3.01%          1.60%          1.80%          3.89%             4.13%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,032.88       1,032.88       1,093.63       1,120.31       1,464.63          1,624.46
Cumm Return w/o Surr Chg             3.29%          3.29%          9.36%         12.03%         46.46%            62.45%
ERV                                969.88         969.88       1,048.63       1,093.31       1,464.63          1,624.46
Cumm Return w Surr Chg              -3.01%         -3.01%          4.86%          9.33%         46.46%            62.45%


MEMBERS Variable Annuity - Hypothetical Performance - Money Market

Ending Date for Period           12/31/96                                   Inception Date   06/01/94
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          06/01/94
Beginning Units                 94.786730      94.786730            ERR            ERR            ERR        100.000000
Beginning Price                     10.55          10.55            ERR            ERR            ERR             10.00
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653               944
Units for Annual Charge          0.114068       0.114068            ERR            ERR            ERR          0.310095
Ending Units                    94.672662      94.672662            ERR            ERR            ERR         99.689905
Ending Price                        10.91          10.91          10.91          10.91          10.91             10.91
Contract Value                   1,032.88       1,032.88            ERR            ERR            ERR          1,087.62
Return w/o Surr Chg                  3.29%          3.29%           ERR            ERR            ERR              3.30%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00             45.00
ERV                                969.88         969.88            ERR            ERR            ERR          1,042.62
Return w Surr Chrg                  -3.01%         -3.01%           ERR            ERR            ERR              1.63%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,032.88       1,032.88            ERR            ERR            ERR          1,087.62
Cumm Return w/o Surr Chg             3.29%          3.29%           ERR            ERR            ERR              8.76%
ERV                                969.88         969.88            ERR            ERR            ERR          1,042.62
Cumm Return w Surr Chg              -3.01%         -3.01%           ERR            ERR            ERR              4.26%


MEMBERS Variable Annuity - Hypothetical Performance - International Stock

Ending Date for Period           12/31/96                                   Inception Date   06/01/94
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          06/01/94
Beginning Units                 91.240876      91.240876            ERR            ERR            ERR        100.000000
Beginning Price                     10.96          10.96            ERR            ERR            ERR             10.00
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653               944
Units for Annual Charge          0.109801       0.109801            ERR            ERR            ERR          0.310095
Ending Units                    91.131075      91.131075            ERR            ERR            ERR         99.689905
Ending Price                        12.40          12.40          12.40          12.40          12.40             12.40
Contract Value                   1,130.03       1,130.03            ERR            ERR            ERR          1,236.15
Return w/o Surr Chg                 13.00%         13.00%           ERR            ERR            ERR              8.54%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00             45.00
ERV                              1,067.03       1,067.03            ERR            ERR            ERR          1,191.15
Return w Surr Chrg                   6.70%          6.70%           ERR            ERR            ERR              7.00%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,130.03       1,130.03            ERR            ERR            ERR          1,236.15
Cumm Return w/o Surr Chg            13.00%         13.00%           ERR            ERR            ERR             23.62%
ERV                              1,067.03       1,067.03            ERR            ERR            ERR          1,191.15
Cumm Return w Surr Chg               6.70%          6.70%           ERR            ERR            ERR             19.12%


MEMBERS Variable Annuity - Hypothetical Performance - World Governments

Ending Date for Period           12/31/96                                   Inception Date   06/01/94
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   12/31/95       12/31/95       12/31/93       12/31/91       12/31/86          06/01/94
Beginning Units                 88.573959      88.573959            ERR            ERR            ERR        100.000000
Beginning Price                     11.29          11.29            ERR            ERR            ERR             10.00
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        366            366          1,096          1,827          3,653               944
Units for Annual Charge          0.106591       0.106591            ERR            ERR            ERR          0.310095
Ending Units                    88.467368      88.467368            ERR            ERR            ERR         99.689905
Ending Price                        11.58          11.58          11.58          11.58          11.58             11.58
Contract Value                   1,024.45       1,024.45            ERR            ERR            ERR          1,154.41
Return w/o Surr Chg                  2.44%          2.44%           ERR            ERR            ERR              5.71%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00             45.00
ERV                                961.45         961.45            ERR            ERR            ERR          1,109.41
Return w Surr Chrg                  -3.86%         -3.86%           ERR            ERR            ERR              4.10%



                                              Cummulative  Returns
                              Year to Date      1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,024.45       1,024.45            ERR            ERR            ERR          1,154.41
Cumm Return w/o Surr Chg             2.44%          2.44%           ERR            ERR            ERR             15.44%
ERV                                961.45         961.45            ERR            ERR            ERR          1,109.41
Cumm Return w Surr Chg              -3.86%         -3.86%           ERR            ERR            ERR             10.94%



MEMBERS Variable Annuity - Hypothetical Performance - Emerging Growth

Ending Date for Period           12/31/96                                   Inception Date   05/01/96
Avg Annual Charge                    0.12%
Daily Equivalent               0.00000329
Initial Investment               1,000.00


                                              Average Annual Returns
                              Year to Date*     1 Year         3 Year         5 Year         10 Year      Since Inceptio
Beginning Date                   05/01/96       12/31/95       12/31/93       12/31/91       12/31/86          05/01/96
Beginning Units                100.000000            ERR            ERR            ERR            ERR        100.000000
Beginning Price                     10.00            ERR            ERR            ERR            ERR             10.00
Ending Date                      12/31/96       12/31/96       12/31/96       12/31/96       12/31/96          12/31/96
Days in Period                        244            366          1,096          1,827          3,653               244
Units for Annual Charge          0.080244            ERR            ERR            ERR            ERR          0.080244
Ending Units                    99.919756            ERR            ERR            ERR            ERR         99.919756
Ending Price                        10.08          10.08          10.08          10.08          10.08             10.08
Contract Value                   1,007.19            ERR            ERR            ERR            ERR          1,007.19
Return w/o Surr Chg                  0.72%           ERR            ERR            ERR            ERR              1.08%
Surrender Charge                    63.00          63.00          45.00          27.00           0.00             63.00
ERV                                944.19            ERR            ERR            ERR            ERR            944.19
Return w Surr Chrg                  -5.58%           ERR            ERR            ERR            ERR             -8.23%



                                              Cummulative  Returns
                              Year to Date*     1 Year         3 Year         5 Year         10 Year      Since Inceptio
Contract Value                   1,007.19            ERR            ERR            ERR            ERR          1,007.19
Cumm Return w/o Surr Chg             0.72%           ERR            ERR            ERR            ERR              0.72%
ERV                                944.19            ERR            ERR            ERR            ERR            944.19
Cumm Return w Surr Chg              -5.58%           ERR            ERR            ERR            ERR             -5.58%


                              *THIS FUND ONLY CONTAINS 8 MONTHS OF DATA STARTING MAY 1, 1996.



VA--MONEY MARKET FUND
12/31/96                   02/13/97
AB

VA SEVEN-DAY AVERAGE YIELD:
                DAILY
                       DIVIDEND
                      FACTOR, PER             LESS ANNUAL CHARGE
DATE              DISPLAY RATE TABLE             & M&E CHARGES
Dec 31, 1996        0.000129029                  0.000041646              0.000087383
Dec 30, 1996        0.000129452                  0.000041646              0.000087806
Dec 29, 1996        0.000128625                  0.000041646              0.000086979
Dec 28, 1996        0.000132974                  0.000041646              0.000091328
Dec 27, 1996        0.000125723                  0.000041646              0.000084077
Dec 26, 1996        0.000125723                  0.000041646              0.000084077
Dec 25, 1996        0.000125723                  0.000041646              0.000084077
                                                 ------------------------------------
                                            SUM                            0.000605726 BASE PERIOD RETURN
                                            DIV BY # DAYS                            7
                                                                          ------------

                                            AVERAGE                        0.000086532
                                            TIMES # DAYS IN YR                     365

                      SEVEN DAY YIELD                                            3.16%

                      VA SEVEN-DAY EFFECTIVE YIELD:
                                            BASE PERIOD
                                            RETURN  (ABOVE)               0.0006057258
                                            PLUS 1                                   1
                                                                          ------------
                                                                          1.0006057258

                                            COMPOUNDED:
                                             TO 365/7 POWER:              1.032078484
                                             LESS 1                                -1
                                            EFFECTIVE YIELD                     3.21%


                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Robert W. Bream, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 7th day of April, 1997.

                                /s/  Robert W. Bream
                                Robert W. Bream
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, James L. Bryan, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 7th day of April, 1997.

                                /s/  James L. Bryan
                                James L. Bryan
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Loretta M. Burd, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 8th day of April, 1997.

                              /s/  Loretta M. Burd
                              Loretta M. Burd
                              Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Joseph N. Cugini, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 4th day of April, 1997.

                                   /s/  Joseph N. Cugini
                                   Joseph N. Cugini
                                   Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Robert T. Lynch, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 7th day of April, 1997.

                                  /s/  Robert T. Lynch
                                  Robert T. Lynch
                                  Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Omer K. Reed, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 4th day of April, 1997.

                                /s/  Omer K. Reed
                                Omer K. Reed
                                Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Richard C. Robertson, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 4th day of April, 1997.

                              /s/  Richard C. Robertson
                              Richard C. Robertson
                              Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Donald F. Roby, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 7th day of April, 1997.

                                   /s/  Donald F. Roby
                                   Donald F. Roby
                                   Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Neil A. Springer, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 4th day of April, 1997.

                                  /s/  Neil A. Springer
                                  Neil A. Springer
                                  Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Farouk D. G. Wang, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 8th day of April, 1997.

                                 /s/  Farouk D. G. Wang
                                 Farouk D. G. Wang
                                 Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Larry T. Wilson, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 10th day of April, 1997.

                              /s/  Larry T. Wilson
                              Larry T.  Wilson
                              Director, CUNA Mutual Life Insurance Company